UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

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FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-21829

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BBH TRUST

On behalf of the following series:

BBH Select Series — Large Cap Fund
BBH Select Series — Mid Cap Fund
BBH Partner Fund — International Equity
BBH Partner Fund — Small Cap Equity
BBH Limited Duration Fund
BBH Income Fund
BBH Intermediate Municipal Bond Fund
BBH U.S. Government Money Market Fund
(Exact name of registrant as specified in charter)

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140 Broadway, New York, NY 10005
(Address of principal executive offices) (Zip Code)

Corporation Services Company
251 Little Falls Drive
Wilmington, DE 19808
(Name and address of agent for service)

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Registrant’s telephone number, including area code: (800) 575-1265

Date of fiscal year end: October 31

Date of reporting period: April 30, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.       Reports to Stockholders.

Semi-Annual Report

APRIL 30, 2023

BBH Select Series — Large Cap Fund

BBH SELECT SERIES – LARGE CAP FUND
PORTFOLIO ALLOCATION April 30, 2023 (unaudited)

SECTOR DIVERSIFICATION

	U.S. $ Value	Percent of Net Assets
Common Stock:
Basic Materials	$31,263,298	7.9%
Communications	45,334,491	11.5
Consumer Cyclical	48,914,795	12.3
Consumer Non-Cyclical	83,488,465	21.1
Financials	80,625,370	20.3
Industrials	37,875,646	9.6
Technology	64,724,263	16.3
Cash and Other Assets in Excess of Liabilities	4,129,046	1.0
NET ASSETS	$396,355,374	100.0%

All data as of April 30, 2023. The BBH Select Series - Large Cap Fund’s (the “Fund”) sector diversification is expressed as a percentage of net assets and may vary over time.

The accompanying notes are an integral part of these financial statements.

2

BBH SELECT SERIES – LARGE CAP FUND
PORTFOLIO OF INVESTMENTS April 30, 2023 (unaudited)
Shares		Value
	COMMON STOCK (99.0%)
	BASIC MATERIALS (7.9%)
93,469	Celanese Corp. (Series A)	$9,930,147
57,743	Linde, Plc. (Ireland)	21,333,151
	Total Basic Materials	31,263,298

	COMMUNICATIONS (11.5%)
204,871	Alphabet, Inc. (Class C)[1]	22,171,140
85,028	Amazon.com, Inc.[1]	8,966,203
5,285	Booking Holdings, Inc.[1]	14,197,148
	Total Communications	45,334,491

	CONSUMER CYCLICAL (12.3%)
154,714	Copart, Inc.[1]	12,230,142
27,388	Costco Wholesale Corp.	13,782,189
45,268	Dollar General Corp.	10,025,051
101,621	NIKE, Inc. (Class B)	12,877,413
	Total Consumer Cyclical	48,914,795

	CONSUMER NON-CYCLICAL (21.1%)
104,218	Abbott Laboratories	11,512,962
226,015	Alcon, Inc. (Switzerland)	16,381,567
46,508	Diageo, Plc. ADR (United Kingdom)	8,627,234
58,505	Nestle S.A. ADR (Switzerland)	7,503,851
28,416	S&P Global, Inc.	10,303,073
24,638	Thermo Fisher Scientific, Inc.	13,671,626
88,111	Zoetis, Inc. (Class A)	15,488,152
	Total Consumer Non-Cyclical	83,488,465

	FINANCIALS (20.3%)
81,043	Arthur J Gallagher & Co.	16,861,807
53	Berkshire Hathaway, Inc. (Class A)[1]	26,652,639
59,726	Mastercard, Inc. (Class A)	22,697,672
105,669	Progressive Corp.	14,413,252
	Total Financials	80,625,370

	INDUSTRIALS (9.6%)
148,807	AO Smith Corp.	10,162,030
149,035	Graco, Inc.	11,816,985
95,734	Waste Management, Inc.	15,896,631
	Total Industrials	37,875,646

The accompanying notes are an integral part of these financial statements.

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 3	3

BBH SELECT SERIES – LARGE CAP FUND
PORTFOLIO OF INVESTMENTS (continued) April 30, 2023 (unaudited)
Shares		Value
	COMMON STOCK (continued)
	TECHNOLOGY (16.3%)
23,801	Adobe, Inc.[1]	$8,986,306
30,274	KLA Corp.	11,702,112
65,903	Microsoft Corp.	20,249,356
145,491	Oracle Corp.	13,780,907
59,842	Texas Instruments, Inc.	10,005,582
	Total Technology	64,724,263
	Total Common Stock
	(Cost $283,201,613)	392,226,328

TOTAL INVESTMENTS (Cost $283,201,613)[2]	99.0%	$392,226,328
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES	1.0%	4,129,046
NET ASSETS	100.00%	$396,355,374

____________

1   Non-income producing security.

2  The aggregate cost for federal income tax purposes is $283,201,613, the aggregate gross unrealized appreciation is $112,494,926 and the aggregate gross unrealized depreciation is $3,470,211, resulting in net unrealized appreciation of $109,024,715.

Abbreviation:

ADR − American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

4

BBH SELECT SERIES – LARGE CAP FUND
PORTFOLIO OF INVESTMENTS (continued) April 30, 2023 (unaudited)

FAIR VALUE MEASUREMENTS

The Fund is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Authoritative guidance establishes three levels of the fair value hierarchy as follows:

— Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities.

— Level 2 – significant other observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.).

— Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

The accompanying notes are an integral part of these financial statements.

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 3	5

BBH SELECT SERIES – LARGE CAP FUND
PORTFOLIO OF INVESTMENTS (continued) April 30, 2023 (unaudited)

Financial assets within Level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations, listed equities and over-the-counter derivatives and foreign equity securities whose values could be impacted by events occurring before the Fund’s pricing time, but after the close of the securities’ primary markets and are, therefore, fair valued according to procedures adopted by the Board of Trustees. As Level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within Level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2023.

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of April 30, 2023
Common Stock:
Basic Materials	$ 31,263,298	$ —	$ —	$ 31,263,298
Communications	45,334,491	—	—	45,334,491
Consumer Cyclical	48,914,795	—	—	48,914,795
Consumer Non-Cyclical	83,488,465	—	—	83,488,465
Financials	80,625,370	—	—	80,625,370
Industrials	37,875,646	—	—	37,875,646
Technology	64,724,263	—	—	64,724,263
Investments, at value	$ 392,226,328	$ —	$ —	$ 392,226,328

The accompanying notes are an integral part of these financial statements.

6

BBH SELECT SERIES – LARGE CAP FUND
STATEMENT OF ASSETS AND LIABILITIES April 30, 2023 (unaudited)
ASSETS:
Investments in securities, at value (Cost $283,201,613)	$392,226,328
Cash	3,706,686
Receivables for:
Dividends	522,356
Shares sold	192,757
Interest	17,627
Prepaid expenses	9,616
Total Assets	396,675,370
LIABILITIES:
Payables for:
Net investment advisory and administrative fees	192,720
Shares redeemed	48,402
Professional fees	37,743
Custody and fund accounting fees	9,502
Transfer agent fees	7,022
Board of Trustees’ fees	442
Distribution fees	168
Accrued expenses and other liabilities	23,997
Total Liabilities	319,996
NET ASSETS	$396,355,374
Net Assets Consist of:
Paid-in capital	$300,065,876
Retained earnings	96,289,498
Net Assets	$396,355,374
NET ASSET VALUE AND OFFERING PRICE PER SHARE
CLASS I SHARES
($395,466,181 ÷ 32,403,311 shares outstanding)	$12.20
RETAIL CLASS SHARES
($889,193 ÷ 73,607 shares outstanding)	$12.08

The accompanying notes are an integral part of these financial statements.

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 3	7

BBH SELECT SERIES – LARGE CAP FUND
STATEMENT OF OPERATIONS For the six months ended April 30, 2023
NET INVESTMENT INCOME:
Income:
Dividends (net of foreign withholding taxes of $27,960)	$1,732,091
Interest income from affiliates	205,856
Total Income	1,937,947
Expenses:
Investment advisory and administrative fees	1,242,546
Board of Trustees’ fees	34,666
Professional fees	34,005
Transfer agent fees	21,852
Custody and fund accounting fees	13,912
Distribution fees	1,062
Miscellaneous expenses	41,277
Total Expenses	1,389,320
Investment advisory and administrative fee waiver	(15,997)
Net Expenses	1,373,323
Net Investment Income	564,624
NET REALIZED AND UNREALIZED GAIN:
Net realized loss on investments in securities	(13,296,681)
Net change in unrealized appreciation/(depreciation) on investments in securities	55,255,086
Net Realized and Unrealized Gain	41,958,405
Net Increase in Net Assets Resulting from Operations	$42,523,029

The accompanying notes are an integral part of these financial statements.

8

BBH SELECT SERIES – LARGE CAP FUND
STATEMENTS OF CHANGES IN NET ASSETS
	For the six months ended April 30, 2023 (unaudited)	For the year ended October 31, 2022
INCREASE/(DECREASE) IN NET ASSETS FROM:
Operations:
Net investment income	$564,624	$833,410
Net realized gain/(loss) on investments in securities	(13,296,681)	6,011,951
Net change in unrealized appreciation/(depreciation) on investments in securities	55,255,086	(91,844,873)
Net increase/(decrease) in net assets resulting from operations	42,523,029	(84,999,512)

Dividends and distributions declared:
Class I	(5,421,653)	(15,461,745)
Retail Class	(10,209)	(57,689)
Total dividends and distributions declared	(5,431,862)	(15,519,434)

Share transactions:
Proceeds from sales of shares*	19,830,679	69,625,181
Net asset value of shares issued to shareholders for reinvestment of dividends and distributions	778,348	2,698,512
Proceeds from short-term redemption fees	—	2
Cost of shares redeemed*	(33,178,092)	(68,824,127)
Net increase/(decrease) in net assets resulting from share transactions	(12,569,065)	3,499,568
Total increase/(decrease) in net assets	24,522,102	(97,019,378)

NET ASSETS:
Beginning of period/year	371,833,272	468,852,650
End of period/year	$396,355,374	$371,833,272

____________

*   Includes share exchanges. See Note 5 in Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 3	9

BBH SELECT SERIES – LARGE CAP FUND
FINANCIAL HIGHLIGHTS Selected per share data and ratios for a Class I share outstanding throughout each period/year.
	For the six months ended April 30, 2023 (unaudited)	For the years ended October 31,			For the period from September 9, 2019 (commencement of operations) to October 31, 2019
		2022	2021	2020
Net asset value, beginning of period/year	$11.08	$14.12	$10.30	$10.12	$10.00
Income from investment operations:
Net investment income[1]	0.02	0.03	0.04	0.03	0.01
Net realized and unrealized gain/(loss)	1.26	(2.60)	3.82	0.15	0.11
Total income/(loss) from investment operations.	1.28	(2.57)	3.86	0.18	0.12
Dividends and distributions to shareholders:
From investment income	(0.02)	(0.04)	(0.04)	(0.00)[2]	—
From net realized gains	(0.14)	(0.43)	—	—	—
Total dividends and distributions to shareholders	(0.16)	(0.47)	(0.04)	(0.00)[2]	—
Short-term redemption fees[1]	—	—	0.00[2]	0.00[2]	—
Net asset value, end of period/year	$12.20	$11.08	$14.12	$10.30	$10.12
Total return[3]	11.70%[4]	(18.93)%	37.56%	1.82%	1.20%[4]
Ratios/Supplemental data:
Net assets, end of year/period (in millions)	$395	$371	$467	$387	$397
Ratio of expenses to average net assets before reductions	0.72%[5]	0.71%	0.70%	0.74%	0.75%[6]
Fee waiver[7]	—%	—%	—%	—%	(0.01)%[6]
Ratio of expenses to average net assets after reductions	0.72%[5]	0.71%	0.70%	0.74%	0.74%[6]
Ratio of net investment income to average net assets	0.30%[5]	0.20%	0.29%	0.34%	0.52%[6]
Portfolio turnover rate	4%[4]	26%	18%	38%	0%[4]

____________

1         Calculated using average shares outstanding for the period/year.

2         Less than $0.01.

3         Assumes the reinvestment of distributions.

4         Not annualized.

5         Annualized.

6         Annualized with the exception of audit fees, legal fees and registration fees.

7     The ratio of expenses to average net assets for the six months ended April 30, 2023, the years ended October 31, 2022, 2021, 2020 and the period ended October 31, 2019 reflect fees reduced as result of a contractual operating expense limitation of the share class of 0.80%. The Agreement is effective through March 1, 2024 and may only be terminated during its term with approval of the Fund’s Board of Trustees. For the six months ended April 30, 2023, the years ended October 31, 2022, 2021, 2020 and the period from September 9, 2019 to October 31, 2019 the waived fees were $0, $0, $0, $0 and $27,976, respectively.

The accompanying notes are an integral part of these financial statements.

10

BBH SELECT SERIES – LARGE CAP FUND
FINANCIAL HIGHLIGHTS (continued) Selected per share data and ratios for a Retail Class share outstanding throughout each period/year.
	For the six months ended April 30, 2023 (unaudited)	For the years ended October 31,			For the period from September 9, 2019 (commencement of operations) to October 31, 2019
		2022	2021	2020
Net asset value, beginning of period/year	$10.97	$13.99	$10.24	$10.09	$10.00
Income from investment operations:
Net investment income/(loss)[1]	(0.00)[2]	(0.02)	(0.01)	0.00[3]	0.01
Net realized and unrealized gain/(loss)	1.25	(2.57)	3.80	0.15	0.08
Total income/(loss) from investment operations	1.25	(2.59)	3.79	0.15	0.09
Dividends and distributions to shareholders:
From investment income	—	—	(0.04)	—	—
From net realized gains	(0.14)	(0.43)	—	—	—
Total dividends and distributions to shareholders	(0.14)	(0.43)	(0.04)	—	—
Short-term redemption fees[1]	—	0.00[3]	—	—	0.00[3]
Net asset value, end of period/year	$12.08	$10.97	$13.99	$10.24	$10.09
Total return[4]	11.48%[5]	(19.17)%	37.10%	1.49%	0.90%[5]
Ratios/Supplemental data:
Net assets, end of period (in millions)	$1	$1	$2	$2	$2
Ratio of expenses to average net assets before reductions	4.82%[6]	3.39%	2.68%	3.48%	5.79%[7]
Fee waiver[8]	(3.77)%[6]	(2.34)%	(1.63)%	(2.43)%	(4.74)%[7]
Ratio of expenses to average net assets after reductions	1.05%[6]	1.05%	1.05%	1.05%	1.05%[7]
Ratio of net investment income/(loss) to average net assets	(0.03)%[6]	(0.14)%	(0.06)%	0.03%	0.46%[7]
Portfolio turnover rate	4%[5]	26%	18%	38%	0%[5]

____________

1         Calculated using average shares outstanding for the period/year.

2         More than (0.01).

3         Less than $0.01.

4         Assumes the reinvestment of distributions.

5         Not annualized.

6         Annualized.

7         Annualized with the exception of audit fees, legal fees and registration fees.

8     The ratio of expenses to average net assets for the six months ended April 30, 2023, the years ended October 31, 2022, 2021, 2020 and the period ended October 31, 2019 reflect fees reduced as result of a contractual operating expense limitation of the share class of 1.05%. The Agreement is effective through March 1, 2024 and may only be terminated during its term with approval of the Fund’s Board of Trustees. For the six months ended April 30, 2023, the years ended October 31, 2022, 2021, 2020 and the period from September 9, 2019 to October 31, 2019 the waived fees were $15,997, $31,413, $27,841, $47,750 and $8,357, respectively.
The accompanying notes are an integral part of these financial statements.

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 3	11

BBH SELECT SERIES – LARGE CAP FUND
NOTES TO FINANCIAL STATEMENTS April 30, 2023 (unaudited)

1.  Organization. The Fund is a separate, non-diversified series of BBH Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was originally organized under the laws of the State of Maryland on July 16, 1990 as BBH Fund, Inc. and re-organized as a Delaware statutory trust on June 12, 2007. The Fund commenced operations on September 9, 2019 and offers two share classes, Class I and Retail Class. Neither Class I shares nor Retail Class shares automatically convert to any other share class of the Fund. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in large capitalization publicly traded equity securities, consisting primarily of common stock. The investment objective of the Fund is to provide investors with long-term growth of capital. As of April 30, 2023, there were eight series of the Trust.

2. Significant Accounting Policies. The Fund’s financial statements are prepared in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services – Investment Companies. The following summarizes significant accounting policies of the Fund:

A. Valuation of Investments. (1) The value of investments listed on a securities exchange is based on the last sale price on that exchange prior to the time when assets are valued, or in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange; (2) securities not traded on an exchange are valued at the average of the quoted bid and asked prices in the over-the-counter market; (3) securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board of Trustees (the “Board”); (4) short-term investments, which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Fund was more than 60 days, unless the use of amortized cost is determined not to represent “fair value” by the Board.

B. Accounting for Investments and Income. Investment transactions are accounted for on the trade date. Realized gains and losses on investment transactions are determined based on the identified cost method. Dividend income and other distributions received from portfolio securities are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of securities received at ex-date. Distributions received on securities that represent a return of capital are recorded as a reduction of cost of investments. Distributions received on securities that represent a capital gain are recorded as a realized gain. Interest income is accrued daily. Investment income is recorded net of any foreign taxes withheld where recovery of such tax is uncertain.

12

BBH SELECT SERIES – LARGE CAP FUND
NOTES TO FINANCIAL STATEMENTS (continued) April 30, 2023 (unaudited)

C. Fund Expenses. Most expenses of the Trust can be directly attributed to a specific fund and share class. Expenses which cannot be directly attributed to a fund are generally apportioned among each fund in the Trust and the respective share classes on a net assets basis or other suitable method. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

D. Federal Income Taxes. It is the Trust’s policy to comply with the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. The Fund files a tax return annually using tax accounting methods required under provisions of the Code, which may differ from GAAP, which is the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported in these financial statements may differ from that reported on the Fund’s tax return, due to certain book-to-tax timing differences such as losses deferred due to “wash sale” transactions and utilization of capital loss carryforwards. These differences may result in temporary over-distributions for financial statement purposes and are classified as distributions in excess of accumulated net realized gains or net investment income. These distributions do not constitute a return of capital. Permanent differences are reclassified between paid-in capital and retained earnings/(accumulated deficit) within the Statement of Assets and Liabilities based upon their tax classification. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV.

The Fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (“ASC 740”). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund did not have any unrecognized tax benefits as of April 30, 2023, nor were there any increases or decreases in unrecognized tax benefits for the year then ended. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statement of Operations. During the six months ended April 30, 2023, the Fund did not incur any such interest or penalties. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for open tax period since September 9, 2019 (commencement of operations). The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

E. Dividends and Distributions to Shareholders. Dividends and distributions from net investment income to shareholders, if any, are paid annually and are recorded on the ex-dividend date. Distributions from net capital gains, if any, are generally declared and paid annually and are recorded on the ex-dividend date. The Fund declared dividends and distributions in the amount of $5,421,653 and $10,209 to Class I shares and Retail Class shareholders, respectively, during the six months ended April 30, 2023.

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 3	13

BBH SELECT SERIES – LARGE CAP FUND
NOTES TO FINANCIAL STATEMENTS (continued) April 30, 2023 (unaudited)

The tax character of distributions paid during the years ended October 31, 2022 and 2021, respectively, were as follows:

Distributions paid from:
	Ordinary income	Net long-term capital gain	Total taxable distributions	Tax return of capital	Total distributions paid
2022:	$ 1,201,040	$ 14,318,394	$ 15,519,434	$ —	$ 15,519,434
2021:	1,489,329	—	1,489,329	—	1,489,329

As of October 31, 2022 and 2021, respectively, the components of retained earnings/(accumulated deficit) were as follows:

Components of retained earnings/(accumulated deficit):
	Undistributed ordinary income	Undistributed long-term capital gain	Accumulated capital and other losses	Other book/tax temporary differences	Unrealized appreciation/ (depreciation)	Total retained earnings/ (accumulated deficit)
2022:	$ 826,333	$ 4,602,828	$ —	$ (458)	$ 53,769,628	$ 59,198,331
2021:	1,114,173	14,316,835	—	(458)	145,694,290	161,124,840

The Fund did not have a net capital loss carryforward at October 31, 2022.

The Fund is permitted to carryforward capital losses for an unlimited period and they will retain their character as either short-term or long-term capital losses rather than being considered all short-term capital losses.

Total distributions paid may differ from amounts reported in the Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid.

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) would be attributable primarily to the tax deferral of losses on wash sales, if applicable.

To the extent future capital gains are offset by capital loss carryforwards, if any, such gains will not be distributed.

F. Use of Estimates. The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results could differ from these estimates.

14

BBH SELECT SERIES – LARGE CAP FUND
NOTES TO FINANCIAL STATEMENTS (continued) April 30, 2023 (unaudited)

3. Fees and Other Transactions with Affiliates.

A. Investment Advisory and Administrative Fees. Under a combined Investment Advisory and Administrative Services Agreement (“Agreement”) with the Trust, Brown Brothers Harriman & Co. (“BBH”) through a separately identifiable department (“SID” or “Investment Adviser”) provides investment advisory, portfolio management and administrative services to the Fund. The Fund pays a combined fee for investment advisory and administrative services calculated daily and paid monthly at an annual rate equivalent to 0.65% per annum on the first $3 billion of the Fund’s average daily net assets and 0.60% per annum on the Fund’s average daily net assets over $3 billion. For the six months ended April 30, 2023, the Fund incurred $1,242,546 under the Agreement.

B. Investment Advisory and Administrative Fee Waivers. Effective September 9, 2019 (commencement of operations), the Investment Adviser contractually agreed to limit the annual fund operating expenses (excluding interest, taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP, other extraordinary expenses not incurred in the ordinary course of the Fund’s business and for Retail Class, amounts payable pursuant to any plan adopted in accordance with Rule 12b-1) of Class I and Retail Class to 0.80%. The agreement will terminate on March 1, 2024, unless it is renewed by all parties to the agreement. The agreement may only be terminated during its term with approval of the Fund’s Board of Trustees. For the six months ended, the Investment Adviser waived fees in the amount of $0 and $15,997 for Class I and Retail Class, respectively.

C. Distribution (12b-1) Fees. The Fund has adopted a distribution plan pursuant to Rule 12b-1 for Retail Class shares that allows the Fund to pay distribution and other fees for the sale of its shares and for distribution-related services provided to shareholders. Because these fees are paid out of the Fund’s assets continuously, over time these fees will increase the cost of investment in Retail Class shares and may cost the Retail Class shareholder more than paying other types of sales charges. The maximum annual distribution fee for Retail Class shares is 0.25% of the average daily net assets of the Retail Class shares of the Fund. With this agreement along with the investment advisory and waiver agreements above, it is anticipated that total operating expenses for Retail Class shares will be no greater than 1.05% of the average daily net assets. For the six months ended April 30, 2023, Retail Class shares of the Fund incurred $1,062 for Distribution (12b-1) Fees. This amount is presented under line item “Distribution fees” in the Statement of Operations.

D. Custody and Fund Accounting Fees. BBH acts as a custodian and fund accountant and receives custody and fund accounting fees from the Fund calculated daily and incurred monthly. BBH holds all of the Fund’s cash and investments and calculates the Fund’s daily net asset value. The custody fee is an asset and transaction-based fee. The fund accounting fee is an asset-based fee calculated at 0.004% per annum of the Fund’s net assets value. For the six months ended April 30, 2023, the Fund incurred $13,912 in custody and fund accounting fees. As per agreement with the Fund’s custodian, the Fund receives interest income on cash balances held by the custodian at the BBH Base Rate. The BBH Base Rate is defined as BBH’s effective trading rate in local money markets on each day. The total interest

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 3	15

BBH SELECT SERIES – LARGE CAP FUND
NOTES TO FINANCIAL STATEMENTS (continued) April 30, 2023 (unaudited)

earned by the Fund for the six months ended April 30, 2023 was $205,856. This amount is included in “Interest income from affiliates” in the Statement of Operations. In the event that the Fund is overdrawn, under the custody agreement with BBH, BBH will make overnight loans to the Fund to cover overdrafts. Pursuant to their agreement, the Fund will pay the BBH Overdraft Base Rate plus 2% on the day of the overdraft. The Fund did not incur any such fees during the six months ended April 30, 2023. This amount is included under line item “Custody and fund accounting fees” in the Statement of Operations.

E. Board of Trustees’ Fees. Each Trustee who is not an “interested person” as defined under the 1940 Act receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the six months ended April 30, 2023, the Fund incurred $34,666 in independent Trustee compensation and expense reimbursements.

F. Officers of the Trust. Officers of the Trust are also employees of BBH. Officers are paid no fees by the Trust for their services to the Trust.

4. Investment Transactions. For the six months ended April 30, 2023, the cost of purchases and the proceeds of sales of investment securities, other than short-term investments, were $18,703,579 and $16,772,395, respectively.

5. Shares of Beneficial Interest. The Trust is permitted to issue an unlimited number of Class I and Retail Class shares of beneficial interest at no par value. Transactions in Class I and Retail Class shares were as follows:

	For the six months ended April 30, 2023 (unaudited)		For the year ended October 31, 2022
	Shares	Dollars	Shares	Dollars
Class I
Shares sold	1,699,704	$ 19,830,679	5,522,010	$ 69,601,637
Shares issued in connection with reinvestments of dividends	67,204	768,139	186,763	2,640,823
Proceeds from short-term redemption fees	N/A	—	N/A	—
Shares redeemed	(2,836,890)	(33,164,214)	(5,303,439)	(68,011,770)
Net increase/(decrease)	(1,069,982)	$ (12,565,396)	405,334	$ 4,230,690
Retail Class
Shares sold	N/A	$ —	1,770	$ 23,544
Shares issued in connection with reinvestments of dividends	904	10,209	4,112	57,689
Proceeds from short-term redemption fees	N/A	—	N/A	2
Shares redeemed	(1,171)	(13,878)	(66,106)	(812,357)
Net decrease	(267)	$ (3,669)	(60,224)	$(731,122)

16

BBH SELECT SERIES – LARGE CAP FUND
NOTES TO FINANCIAL STATEMENTS (continued) April 30, 2023 (unaudited)

Included in Shares Sold and Shares Redeemed are shareholder exchanges during the six months ended April 30, 2023 and the year ended October 31, 2022. Specifically:

During the six months ended April 30, 2023, there were no exchanges between Class I and Retail Class.

During the year ended October 31, 2022, there were no exchanges between Class I and Retail Class.

6. Principal Risk Factors and Indemnifications.

A. Principal Risk Factors. Investing in the Fund may involve certain risks, as discussed in the Fund’s prospectus, including but not limited to, those described below:

A shareholder may lose money by investing in the Fund (investment risk). The Fund is actively managed and the decisions by the Investment Adviser may cause the Fund to incur losses or miss profit opportunities (management risk). Price movements may occur due to factors affecting individual companies, such as the issuance of an unfavorable earnings report, or other events affecting particular industries or the equity market as a whole (equity securities risk). The value of securities held by the Fund may fall due to changing economic, political, regulatory or market conditions, or due to a company’s or issuer’s individual situation. Natural disasters, the spread of infectious illness and other public health emergencies, recession, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse effects on world economies and markets generally (market risk). In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to assumption of large positions in securities of a small number of issuers (non-diversification risk). There are certain risks associated with investing in non-U.S. securities not present in domestic investments, including, but not limited to, recovery of tax withheld by foreign jurisdictions (non-U.S. investment risk). The Fund’s shareholders may be adversely impacted by asset allocation decisions made by an investment adviser whose discretionary clients make up a large percentage of the Fund’s shareholders (large shareholder risk). The Fund invests in large cap company securities, which may underperform other funds during periods when the Fund’s large cap securities are out of favor (large cap company risk). Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company’s preferred securities may pay dividends only after the company makes required payments on bonds and other debt. If a company experiences actual or perceived changes in its financial condition or prospects, the value of preferred securities may be more greatly affected than the value of bonds and other debt (Preferred Security risk). The extent of the Fund’s exposure to these risks in respect to these financial assets is included in their value as recorded in the Fund’s Statement of Assets and Liabilities.

Please refer to the Fund’s prospectus for a complete description of the principal risks of investing in the Fund.

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 3	17

BBH SELECT SERIES – LARGE CAP FUND
NOTES TO FINANCIAL STATEMENTS (continued) April 30, 2023 (unaudited)

B. Indemnifications. Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

7.  Subsequent Events. Management has evaluated events and transactions that have occurred since April 30, 2023 through the date the financial statements were issued and determined that there were no subsequent events that would require recognition or additional disclosure in the financial statements.

18

BBH SELECT SERIES – LARGE CAP FUND
DISCLOSURE OF FUND EXPENSES April 30, 2023 (unaudited)

EXAMPLE

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested distributions, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution 12b-1 fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2022 to April 30, 2023).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% Hypothetical Example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 3	19

BBH SELECT SERIES – LARGE CAP FUND
DISCLOSURE OF FUND EXPENSES (continued) April 30, 2023 (unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2022	Ending Account Value April 30, 2023	Expenses Paid During Period November 1, 2022 to April 30, 2023[1]
Class I
Actual	$1,000	$1,117	$3.78
Hypothetical[2]	$1,000	$1,021	$3.61
	Beginning Account Value November 1, 2022	Ending Account Value April 30, 2023	Expenses Paid During Period November 1, 2022 to April 30, 2023[1]
Retail Class
Actual	$1,000	$1,115	$5.51
Hypothetical[2]	$1,000	$1,020	$5.26

____________

1   Expenses are equal to the Fund’s annualized expense ratio of 0.72% and 1.05% for Class I and Retail Class shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2   Assumes a return of 5% before expenses. For the purposes of the calculation, the applicable annualized expense ratio for each class of shares is subtracted from the assumed return before expenses.

20

BBH SELECT SERIES – LARGE CAP FUND
DISCLOSURE OF ADVISOR SELECTION April 30, 2023 (unaudited)

Investment Advisory and Administrative Services Agreement Approval

The 1940 Act requires that a fund’s investment advisory agreements must be approved both by a fund’s board of trustees and by a majority of the trustees who are not parties to the investment advisory agreements or “interested persons” of any party (“Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board, a majority of which is comprised of Independent Trustees, held a telephonic meeting on November 17, 2022 and an in-person meeting on December 13, 2022, to consider whether to renew the combined Amended and Restated Investment Advisory and Administrative Services Agreement (the “Advisory Agreement”) between the Trust and the Investment Adviser with respect to the existing funds in the Trust, including the Fund. At the December 13, 2022 meeting, the Board voted to approve the renewal of the Agreement with respect to the Fund for an additional one-year term. In doing so, the Board determined that the terms of the Agreement were fair and reasonable and in the best interest of the Fund and its shareholders and that it had received sufficient information throughout the year to make an informed business decision with respect to the continuation of the Agreement.

Both in the meetings specifically held to address the continuance of the Agreement and at other meetings over the course of the year, the Board requested, received and assessed a variety of materials provided by the Investment Adviser and BBH, including, among other things, information about the nature, extent and quality of the services provided to the Trust and the Fund by the Investment Adviser and BBH, including investment management and administrative, the oversight of Fund service providers, marketing, risk oversight, compliance, and the ability to meet applicable legal and regulatory requirements. The Board also received and reviewed third-party comparative fee and expense information for the Fund prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) using data from Lipper Inc., an independent provider of investment company data (“Lipper Report”). The Board reviewed this report with Broadridge, counsel to the Trust (“Fund Counsel”) and BBH. The Board received from, and discussed with, Fund Counsel a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements under the 1940 Act, as well as the guidance provided in Gartenberg v. Merrill Lynch Asset Management, Inc., which was affirmed in Jones v. Harris Associates, L.P. In addition, the Board met in executive session outside the presence of Fund management.

In approving the continuation of the Agreement, the Board considered: (a) the nature, extent and quality of services provided by the Investment Adviser; (b) the investment performance of the Fund; (c) the advisory fee and the cost of the services and profits to be realized by the Investment Adviser from its relationship with the Fund; (d) the Fund’s costs to investors compared to the costs of comparative funds; (e) the sharing of potential economies of scale; (f) fall-out benefits to the Investment Adviser as a result of its relationship with the Fund; and (g) other factors deemed relevant by the Board. The following is a summary of certain factors the Board considered in making its determination to approve the continuance of the Agreement. No single factor reviewed by the Board was identified as the principal factor in determining whether to approve the Agreement, and individual Trustees may have given different weight to various factors. The Board reviewed these factors with Fund Counsel. The Board concluded that the fees paid by the Fund to the Investment Adviser were reasonable based on the expense information, the cost of the services provided, and the profits realized by the Investment Adviser.

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 3	21

BBH SELECT SERIES – LARGE CAP FUND
DISCLOSURE OF ADVISOR SELECTION (continued) April 30, 2023 (unaudited)

Nature, Extent and Quality of Services

The Board noted that, under the Agreement and with respect to the Fund, the Investment Adviser, subject to the supervision of the Board, is responsible for providing a continuous investment program and making purchases and sales of portfolio securities consistent with the Fund’s investment objective and policies. The Board further noted that, as a combined investment advisory and administration agreement, the Agreement also contemplates the provision of administrative services by the Investment Adviser to the Fund within the same fee structure.

The Board received and considered information during the December 13, 2022 meeting, and over the course of the previous year, regarding the nature, extent and quality of services provided to the Trust and the Fund by the Investment Adviser including: portfolio management, the supervision of operations and compliance, preparation of regulatory filings, disclosures to Fund shareholders, general oversight of service providers, organizing Board meetings and preparing the materials for such Board meetings, assistance to the Board (including the Independent Trustees in their capacity as Trustees), legal and Chief Compliance Officer services for the Trust, and other services necessary for the operation of the Fund.

The Board considered the resources of the Investment Adviser and BBH, as a whole, dedicated to the Fund noting that, pursuant to separate agreements, BBH also provides custody and fund accounting services to the Fund. The Board considered the depth and range of services provided pursuant to the Agreement, noting that the Investment Adviser also coordinates the provision of services to the Fund by affiliated and nonaffiliated service providers.

The Board considered the scope and quality of services provided by the Investment Adviser under the Agreement. The Board reviewed the qualifications of the key investment personnel primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered the policies and practices followed by BBH and the Investment Adviser. The Board noted that during the course of its regular meetings, it received reports on each of the foregoing topics. The Board concluded that, overall, it was satisfied with the nature, extent and quality of the investment advisory and administrative services provided, and expected to be provided, to the Fund pursuant to the Agreement.

Fund Performance

At the November 17, 2022 and December 13, 2022 meetings, and throughout the year, the Board received and considered performance information for the Fund provided by BBH. The Board also considered the Fund’s performance relative to a peer category of other mutual funds in a report compiled by Broadridge. As part of this review, the Trustees considered the composition of the peer category, selection criteria and reputation of Broadridge who prepared the peer category analysis. The Board reviewed and discussed with both BBH and Broadridge the report’s findings and discussed the positioning of the Fund relative to its selected peer category. The Board considered investment performance for the Fund over the 1-, 2-and 3-year periods of time, noting the Fund had below average performance as compared to its peer category for all three periods, ended September 30, 2022. In evaluating the performance of the Fund, the Board considered the risk expectations for the Fund as well as the level of Fund performance in the context of Fund expenses and the Investment Adviser’s profitability. The Board also noted relevant market conditions for the Fund after September 30, 2022. Based on this information, the Board concluded that it was satisfied with the Fund’s investment results.

22

BBH SELECT SERIES – LARGE CAP FUND
DISCLOSURE OF ADVISOR SELECTION (continued) April 30, 2023 (unaudited)

Costs of Services Provided and Profitability

The Board considered the fee rates paid by the Fund to the Investment Adviser and BBH in light of the nature, extent and quality of the services provided to the Fund. The Board also considered and reviewed the fee waiver arrangement that was in place for the Fund and considered the actual fee rates after taking into account the contractual fee waiver. The Board noted that they had previously received and considered information comparing the Fund’s combined investment advisory and administration fee and the Fund’s net operating expenses with those of other comparable mutual funds, such peer category and comparisons having been selected and calculated by Broadridge. The Board recognized that it is difficult to make comparisons of the fee rate, or of combined advisory and administration fees, because there are variations in the services that are included in the fees paid by other funds. The Board concluded that the advisory and administration fee appeared to be both reasonable in light of the services rendered and the result of arm’s length negotiations.

With regard to profitability, the Trustees considered the compensation and benefits flowing to the Investment Adviser and BBH, directly or indirectly. The Board reviewed profitability data for the Fund using data from October 1, 2021 through September 30, 2022, for both the Investment Adviser and BBH. The data also included the effect of revenue generated by the custody and fund accounting fees paid by the Fund to BBH and corresponding expenses. The Board conducted a detailed review of the expense allocation methods used in preparing the profitability data. The Board focused on profitability of the Investment Adviser and BBH’s relationships with the Fund before taxes and distribution expenses. The Board concluded that the Investment Adviser’s and BBH’s profitability was not excessive in light of the nature, extent and quality of services provided to the Fund.

The Board also considered the effect of fall-out benefits to the Investment Adviser and BBH such as the increased visibility of BBH’s investment management business due to the distribution of the Trust’s funds. The Board considered other benefits received by BBH and the Investment Adviser as a result of their relationships with the Fund. These other benefits include fees received for being the Fund’s administrator, custodian, fund accounting agent. In light of the costs of providing services pursuant to the Agreement as well as the Investment Adviser and BBH’s commitment to the Fund, the ancillary benefits that the Investment Adviser and BBH received were considered reasonable.

Economies of Scale

The Board also considered the existence of any economies of scale and whether those economies are passed along to the Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by the Investment Adviser and BBH. The Board considered the fee schedule for the Fund on the information they had been provided over many years, the Board observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there appeared to be no uniformity or pattern in the fees and asset levels at which breakpoints apply. In light of the Fund’s current size and expense structure, the Board concluded that the current breakpoints for the Fund were reasonable. The Board concluded that the fees paid by the Fund to the Investment Adviser were reasonable based on the comparative expense information, the cost of the services provided by the Investment Adviser.

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 3	23

BBH SELECT SERIES – LARGE CAP FUND
CONFLICTS OF INTEREST April 30, 2023 (unaudited)

Description of Potential Material Conflicts of Interest - Investment Adviser

BBH, including the Investment Adviser, provides discretionary and non-discretionary investment management services and products to corporations, institutions and individual investors throughout the world. As a result, in the ordinary course of its businesses, BBH, including the Investment Adviser, may engage in activities in which its interests or the interests of its clients may conflict with or be adverse to the interests of the Fund. In addition, certain of such clients (including the Fund) utilize the services of BBH for which they will pay to BBH customary fees and expenses that will not be shared with the Fund.

The Investment Adviser has adopted and implemented policies and procedures that seek to manage conflicts of interest. Pursuant to such policies and procedures, the Investment Adviser monitors a variety of areas, including compliance with fund investment guidelines, and compliance with its Code of Ethics.

The Trust also manages these conflicts of interest. For example, the Trust has designated a Chief Compliance Officer (“CCO”) and has adopted and implemented policies and procedures designed to manage the conflicts identified below and other conflicts that may arise in the course of the Fund’s operations in such a way as to safeguard the Fund from being negatively affected as a result of any such potential conflicts. From time to time, the Trustees receive reports from the Investment Adviser and the Trust’s CCO on areas of potential conflict.

Investors should carefully review the following, which describes potential and actual conflicts of interest that BBH and the Investment Adviser can face in the operation of their respective investment management services. This section is not, and is not intended to be, a complete enumeration or explanation of all of the potential conflicts of interest that may arise. The Investment Adviser and the Fund have adopted policies and procedures reasonably designed to appropriately prevent, limit or mitigate the conflicts of interest described below. Additional information about potential conflicts of interest regarding the Investment Adviser is set forth in the Investment Adviser’s Form ADV. A copy of Part 1 and Part 2A of the Investment Adviser’s Form ADV is available on the SEC’s website (www.adviserinfo.sec.gov). In addition, many of the activities that create these conflicts of interest are limited and/or prohibited by law, unless an exception is available.

Other Clients and Allocation of Investment Opportunities. BBH and the Investment Adviser manage funds and accounts of clients other than the Fund (“Other Clients”). In general, BBH and the Investment Adviser face conflicts of interest when they render investment advisory services to different clients and, from time to time, provide dissimilar investment advice to different clients. Investment decisions will not necessarily be made in parallel among the Fund and Other Clients. Investments made by the Fund do not, and are not intended to, replicate the investments, or the investment methods and strategies, of Other Clients. Accordingly, such Other Clients may produce results that are materially different from those experienced by the Fund. Certain other conflicts of interest may arise in connection with a portfolio manager’s management of the Fund’s investments, on the one hand, and the investments of other funds or accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various funds or accounts managed by the Investment Adviser could have different investment strategies

24

BBH SELECT SERIES – LARGE CAP FUND
CONFLICTS OF INTEREST (continued) April 30, 2023 (unaudited)

that, at times, might conflict with one another to the possible detriment of the Fund. From time to time, the Investment Adviser sponsor funds and other investment pools and accounts which engage in the same or similar businesses as the Fund using the same or similar investment strategies. To the extent that the same investment opportunities might be desirable for more than one account or fund, possible conflicts could arise in determining how to allocate them because the Investment Adviser may have an incentive to allocate investment opportunities to certain accounts or funds. However, BBH and the Investment Adviser have implemented policies and procedures designed to ensure that information relevant to investment decisions is disseminated promptly within its portfolio management teams and investment opportunities are allocated equitably among different clients. The policies and procedures require, among other things, objective allocation for limited investment opportunities, and documentation and review of justifications for any decisions to make investments only for select accounts or in a manner disproportionate to the size of the account. Nevertheless, access to investment opportunities may be allocated differently among accounts due to the particular characteristics of an account, such as size of the account, cash position, tax status, risk tolerance and investment restrictions or for other reasons.

Actual or potential conflicts of interest may also arise when a portfolio manager has management responsibilities to multiple accounts or funds, resulting in unequal commitment of time and attention to the portfolio management of the funds or accounts.

Affiliated Service Providers. Other potential conflicts might include conflicts between the Fund and its affiliated and unaffiliated service providers (e.g., conflicting duties of loyalty). In addition to providing investment management and administrative services through the SID, BBH provides custody, shareholder servicing and fund accounting services to the Fund. BBH may have conflicting duties of loyalty while servicing the Fund and/or opportunities to further its own interest to the detriment of the Fund. For example, in negotiating fee arrangements with affiliated service providers, BBH may have an incentive to agree to higher fees than it would in the case of unaffiliated providers. BBH acting in its capacity as the Fund’s administrator is the primary valuation agent of the Fund. BBH values securities and assets in the Fund according to the Fund’s valuation policies. Because the Investment Adviser’s advisory and administrative fees are calculated by reference to a Fund’s net assets, BBH and its affiliates may have an incentive to seek to overvalue certain assets.

Aggregation. Potential conflicts of interest also arise with the aggregation of trade orders. Purchases and sales of securities for the Fund may be aggregated with orders for other client accounts managed by the Investment Adviser. The Investment Adviser, however, is not required to aggregate orders if portfolio management decisions for different accounts are made separately, or if it is determined that aggregating is not practicable, or in cases involving client direction. Prevailing trading activity frequently may make impossible the receipt of the same price or execution on the entire volume of securities purchased or sold. When this occurs, the various prices may be averaged, and the Fund will be charged or credited with the average price. Thus, the effect of the aggregation may operate on some occasions to the disadvantage of the Fund. In addition, under certain circumstances, the Fund will not be charged the same commission or commission equivalent rates in connection with an aggregated order.

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 3	25

BBH SELECT SERIES – LARGE CAP FUND
CONFLICTS OF INTEREST (continued) April 30, 2023 (unaudited)

Cross Trades. Under certain circumstances, the Investment Adviser, on behalf of the Fund, may seek to buy from or sell securities to another fund or account advised by BBH or the Investment Adviser. Subject to applicable law and regulation, BBH or the Investment Adviser may (but is not required to) effect purchases and sales between BBH’s or the Investment Adviser’s clients (“cross trades”), including the Fund, if BBH or the Investment Adviser believes such transactions are appropriate based on each party’s investment objectives and guidelines. There may be potential conflicts of interest or regulatory issues relating to these transactions which could limit the Investment Adviser’s decision to engage in these transactions for the Fund. BBH or the Investment Adviser may have a potentially conflicting division of loyalties and responsibilities to the parties in such transactions.

Soft Dollars. The Investment Adviser may direct brokerage transactions and/or payment of a portion of client commissions (“soft dollars”) to specific brokers or dealers or other providers to pay for research or other appropriate services which provide, in the Investment Adviser’s view, appropriate assistance in the investment decision-making process (including with respect to futures, fixed price offerings and over-the-counter transactions). The use of a broker that provides research and securities transaction services may result in a higher commission than that offered by a broker who does not provide such services. The Investment Adviser will determine in good faith whether the amount of commission is reasonable in relation to the value of research and services provided and whether the services provide lawful and appropriate assistance in its investment decision-making responsibilities.

Research or other services obtained in this manner may be used in servicing any or all of the Fund and other accounts managed by the Investment Adviser, including in connection with accounts that do not pay commissions to the broker related to the research or other service arrangements. Such products and services may disproportionately benefit other client accounts relative to the Fund based on the amount of brokerage commissions paid by the Fund and such other accounts. To the extent that the Investment Adviser uses soft dollars, it will not have to pay for those products and services itself.

BBH may receive research that is bundled with the trade execution, clearing, and/or settlement services provided by a particular broker-dealer. To the extent that the Investment Adviser receives research on this basis, many of the same conflicts related to traditional soft dollars may exist. For example, the research effectively will be paid by client commissions that also will be used to pay for the execution, clearing, and settlement services provided by the broker-dealer and will not be paid by the Investment Adviser.

Arrangements regarding compensation and delegation of responsibility may create conflicts relating to selection of brokers or dealers to execute Fund portfolio trades and/or specific uses of commissions from Fund portfolio trades, administration of investment advice and valuation of securities.

Investments in BBH Funds. From time-to-time, BBH may invest a portion of the assets of its discretionary investment advisory clients in the Fund. That investment by BBH on behalf of its discretionary investment advisory clients in the Fund may be significant at times.

26

BBH SELECT SERIES – LARGE CAP FUND
CONFLICTS OF INTEREST (continued) April 30, 2023 (unaudited)

Increasing the Fund’s assets may enhance investment flexibility and diversification and may contribute to economies of scale that tend to reduce the Fund’s expense ratio. In selecting the Fund for its discretionary investment advisory clients, BBH may limit its selection to funds managed by BBH or the Investment Adviser. BBH may not consider or canvass the universe of unaffiliated investment companies available, even though there may be unaffiliated investment companies that may be more appropriate or that have superior performance. BBH, the Investment Adviser and their affiliates providing services to the Fund benefit from additional fees when the Fund is included as an investment for a discretionary investment advisory client.

BBH reserves the right to redeem at any time some or all of the shares of the Fund acquired for its discretionary investment advisory clients’ accounts. A large redemption of shares of the Fund by BBH on behalf of its discretionary investment advisory clients could significantly reduce the asset size of the Fund, which might have an adverse effect on the Fund’s investment flexibility, portfolio diversification and expense ratio.

Valuation. When market quotations are not readily available or are believed by BBH to be unreliable, the Fund’s investments will be valued at fair value by BBH pursuant to procedures adopted by the Fund’s Board of Trustees in accordance with Rule 2a-5 under the 1940 Act. When determining an asset’s “fair value,” BBH seeks to determine the price that a Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. The price generally may not be determined based on what the Fund might reasonably expect to receive for selling an asset at a later time or if it holds the asset to maturity. While fair value determinations will be based upon all available factors that BBH deems relevant at the time of the determination and may be based on analytical values determined by BBH using proprietary or third-party valuation models, fair value represents only a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining the Fund’s net asset value. As a result, the Fund’s sale or redemption of its shares at net asset value, at a time when a holding or holdings are valued by BBH (pursuant to Board-adopted procedures) at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

Referral Arrangements. BBH may enter into advisory and/or referral arrangements with third parties. Such arrangements may include compensation paid by BBH to the third party. BBH may pay a solicitation fee for referrals and/or advisory or incentive fees. BBH may benefit from increased amounts of assets under management.

Personal Trading. BBH, including the Investment Adviser, and any of their respective partners, principals, directors, officers, employees, affiliates or agents, face conflicts of interest when transacting in securities for their own accounts because they could benefit by trading in the same securities as the Fund, which could have an adverse effect on the Fund. However, BBH, including the Investment Adviser, has implemented policies and procedures concerning personal trading by BBH Partners and employees. The policies and procedures are intended to prevent BBH Partners and employees with access to Fund material non-public information from trading in the same securities as the Fund.

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 3	27

BBH SELECT SERIES – LARGE CAP FUND
CONFLICTS OF INTEREST (continued) April 30, 2023 (unaudited)

Gifts and Entertainment. From time to time, employees of BBH, including the Investment Adviser, and any of their respective partners, principals, directors, officers, employees, affiliates or agents, may receive gifts and/or entertainment from clients, intermediaries, or service providers to the Fund or BBH, including the Investment Adviser, which could have the appearance of affecting or may potentially affect the judgment of the employees, or the manner in which they conduct business. BBH, including the Investment Adviser, has implemented policies and procedures concerning gifts and entertainment to mitigate any impact on the judgment of BBH Partners and employees.

28

BBH SELECT SERIES – LARGE CAP FUND
OPERATION AND EFFECTIVENESS OF THE FUND’S LIQUIDITY RISK MANAGEMENT PROGRAM April 30, 2023 (unaudited)

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), to promote effective liquidity risk management throughout the open-end investment company industry in order to reduce the risk that funds will be unable to meet their redemption obligations and mitigate dilution of the interests of fund shareholders.

The Board of Trustees (the “Board”) of BBH Trust has appointed three members of the Brown Brothers Harriman & Co. Mutual Fund Advisory Department, the Investment Adviser to the funds of BBH Trust (the “Funds”), as the Program Administrator for the Fund’s liquidity risk management program (the “Program”). The Board met on March 7, 2023 to review the Program for the Funds pursuant to the Liquidity Rule. The Program Administrator provided the Board with a report (the “Report”) that addressed the operations of the Program and assessed its adequacy and effectiveness for the period from February 1, 2022 through January 31, 2023 (the “Reporting Period”).

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, including the following points.

Liquidity classification. The Report described the Program’s liquidity classification methodology for categorizing the Funds’ investments into one of four liquidity buckets. The Fund classified each of its investments into one of four liquidity categories based on the number of days reasonably needed to sell and convert a reasonably anticipated sized trade of each investment into cash without significantly impacting the price of the investments. The Program Administrator relied on a third-party data provider to facilitate the classification of the Fund’s investments based on criteria in the Fund’s Program. During the Reporting Period, the Fund did not hold more than 15% of its net assets in illiquid investments.

Highly Liquid Investment Minimum. The Report noted that one aspect of the Liquidity Rule is a requirement that funds that are expected to have less than 50% of assets classified as other than “highly liquid” should establish a minimum percentage of highly liquid assets that the fund is expected to hold on an on-going basis. The Program Administrator monitors the percentages of assets in each category on an ongoing basis and, given that the Fund did not approach the 50% threshold, has made the determination that it is not necessary to assign a Highly Liquid Investment Minimum to the Fund as provided for in the Liquidity Rule.

The Fund’s investment strategy and liquidity of portfolio investments during normal and reasonably foreseeable stressed market conditions. During the Reporting Period, the Program Administrator reviewed whether the Fund’s investment strategy is appropriate for an open-end fund structure with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets and factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account.

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 3	29

BBH SELECT SERIES – LARGE CAP FUND
OPERATION AND EFFECTIVENESS OF THE FUND’S LIQUIDITY RISK MANAGEMENT PROGRAM (continued) April 30, 2023 (unaudited)

Short-term and long-term cash flow projections during normal and reasonably foreseeable stressed market conditions. During the Reporting Period, the Program Administrator reviewed historical redemption activity and used this information as a component to establish the Fund’s reasonably anticipated trading size. The Program Administrator also took into consideration other factors such as shareholder ownership concentration, applicable distribution channels and the degree of certainty associated with the Fund’s short-term and long-term cash flow projections.

Holdings of cash and cash equivalents. The Program Administrator considered the degree to which the Fund held cash and cash equivalents as a component of each Fund’s ability to meet redemption requests.

There were no material changes to the Program during the Reporting Period. The Program Administrator has informed the Board that it believes that the Fund’s Program is adequately designed, has been implemented as intended, and has operated effectively since its implementation. No material exceptions have been noted since the implementation of the Program, and there were no liquidity events that impacted the Fund or its ability to meet redemption requests on a timely basis during the Reporting Period.

30

Administrator
Brown Brothers Harriman & Co.
140 Broadway
New York, NY 10005

Distributor
Alps Distributors, Inc.
1290 Broadway, Suite 1000
Denver, Co 80203

Shareholder Servicing Agent
Brown Brothers Harriman & Co.
140 Broadway
New York, NY 10005
1-800-575-1265

To obtain information or make shareholder inquiries:

Investment Adviser Brown Brothers Harriman Mutual Fund Advisory Department 140 Broadway New York, NY 10005
By telephone: By E-mail send your request to: On the internet:	Call 1-800-575-1265 bbhfunds@bbh.com www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund.

For more complete information, visit www.bbhfunds.com for a prospectus. You should consider the Fund’s investment objectives, risks, charges and expenses carefully before you invest. Information about these and other important subjects is in the Fund’s prospectus, which you should read carefully before investing.

Holdings and allocations are subject to change. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

The Fund”s Forms N-MFP are available electronically on the SEC”s website (sec.gov). For a complete list of a fund”s portfolio holdings. view the most recent holdings listing. semi-annual report, or annual report on the Fund’s website at http://www.bbhfunds.com.

A summary of the Fund’s Proxy Voting Policy that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio, as well as a record of how the Fund voted any such proxies during the most recent 12-month period ended June 30, is available, without charge, upon request by calling the toll-free number listed above. This information is also available on the SEC’s website at www.sec.gov.

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

Semi-Annual Report

APRIL 30, 2023

BBH Select Series — Mid Cap Fund

BBH SELECT SERIES – MID CAP FUND
PORTFOLIO ALLOCATION April 30, 2023 (unaudited)

SECTOR DIVERSIFICATION

	U.S. $ Value	Percent of Net Assets
Common Stock:
Communications	$2,611,249	4.8%
Consumer Cyclical	8,816,492	16.1
Consumer Non-Cyclical	9,416,048	17.2
Financials	5,026,708	9.2
Industrials	13,907,574	25.4
Technology	12,244,156	22.4
Cash and Other Assets in Excess of Liabilities	2,696,919	4.9
NET ASSETS	$54,719,146	100.0%

All data as of April 30, 2023. The BBH Select Series – Mid Cap Fund’s (the “Fund”) sector diversification is expressed as a percentage of net assets and may vary over time.

The accompanying notes are an integral part of these financial statements.

2

BBH SELECT SERIES – MID CAP FUND
PORTFOLIO OF INVESTMENTS April 30, 2023 (unaudited)
Shares		Value
	COMMON STOCK (95.1%)
	COMMUNICATIONS (4.8%)
16,304	Arista Networks, Inc.[1]	$2,611,249
	Total Communications	2,611,249

	CONSUMER CYCLICAL (16.1%)
516	NVR, Inc.[1]	3,013,440
11,742	Watsco, Inc.	4,067,194
25,445	Wyndham Hotels & Resorts, Inc.	1,735,858
	Total Consumer Cyclical	8,816,492

	CONSUMER NON-CYCLICAL (17.2%)
29,056	AMN Healthcare Services, Inc.[1]	2,508,986
17,186	Bright Horizons Family Solutions, Inc.[1]	1,308,198
11,822	Bruker Corp.	935,475
24,277	Darling Ingredients, Inc.[1]	1,446,181
77,706	First Advantage Corp.[1]	999,299
32,727	Shift4 Payments, Inc. (Class A)[1]	2,217,909
	Total Consumer Non-Cyclical	9,416,048

	FINANCIALS (9.2%)
48,805	Brown & Brown, Inc.	3,142,554
9,022	LPL Financial Holdings, Inc.	1,884,154
	Total Financials	5,026,708

	INDUSTRIALS (25.4%)
24,670	Advanced Drainage Systems, Inc.	2,114,712
15,159	AptarGroup, Inc.	1,796,493
34,419	Crown Holdings, Inc.	2,952,462
15,858	HEICO Corp. (Class A)	2,128,619
33,335	Mercury Systems, Inc.[1]	1,589,079
10,464	Toro Co.	1,090,977
12,764	Vulcan Materials Co.	2,235,232
	Total Industrials	13,907,574

The accompanying notes are an integral part of these financial statements.

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 3	3

BBH SELECT SERIES – MID CAP FUND
PORTFOLIO OF INVESTMENTS (continued) April 30, 2023 (unaudited)
Shares		Value
	COMMON STOCK (continued)
	TECHNOLOGY (22.4%)
6,936	Aspen Technology, Inc.[1]	$1,227,672
41,034	Entegris, Inc.	3,074,267
7,258	Globant S.A.[1]	1,138,562
32,906	Guidewire Software, Inc.[1]	2,507,108
19,545	Take-Two Interactive Software, Inc.[1]	2,429,248
6,483	Zebra Technologies Corp. (Class A)[1]	1,867,299
	Total Technology	12,244,156
	Total Common Stock
	(Cost $51,543,966)	52,022,227

TOTAL INVESTMENTS (Cost $51,543,966)[2]	95.1%	$52,022,227
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES	4.9%	2,696,919
NET ASSETS	100.00%	$54,719,146

____________

1   Non-income producing security.

2  The aggregate cost for federal income tax purposes is $51,543,966, the aggregate gross unrealized appreciation is $2,313,892 and the aggregate gross unrealized depreciation is $1,835,631, resulting in net unrealized appreciation of $478,261.

The accompanying notes are an integral part of these financial statements.

4

BBH SELECT SERIES – MID CAP FUND
PORTFOLIO OF INVESTMENTS (continued) April 30, 2023 (unaudited)

FAIR VALUE MEASUREMENTS

The Fund is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Authoritative guidance establishes three levels of the fair value hierarchy as follows:

— Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities.

— Level 2 – significant other observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.).

— Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

The accompanying notes are an integral part of these financial statements.

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 3	5

BBH SELECT SERIES – MID CAP FUND
PORTFOLIO OF INVESTMENTS (continued) April 30, 2023 (unaudited)

Financial assets within Level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations, listed equities and over-the-counter derivatives and foreign equity securities whose values could be impacted by events occurring before the Fund’s pricing time, but after the close of the securities’ primary markets and are, therefore, fair valued according to procedures adopted by the Board of Trustees. As Level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within Level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2023.

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of April 30, 2023
Common Stock:
Communications	$2,611,249	$—	$—	$2,611,249
Consumer Cyclical	8,816,492	—	—	8,816,492
Consumer Non-Cyclical	9,416,048	—	—	9,416,048
Financials	5,026,708	—	—	5,026,708
Industrials	13,907,574	—	—	13,907,574
Technology	12,244,156	—	—	12,244,156
Total Investments, at value	$52,022,227	$—	$—	$52,022,227

The accompanying notes are an integral part of these financial statements.

6

BBH SELECT SERIES – MID CAP FUND
STATEMENT OF ASSETS AND LIABILITIES April 30, 2023 (unaudited)
ASSETS:
Investments in securities, at value (Cost $51,543,966)	$52,022,227
Cash	3,332,915
Receivables for:
Interest	9,603
Shares sold	2,755
Prepaid expenses	15
Total Assets	55,367,515

LIABILITIES:
Payables for:
Investments purchased	587,446
Professional fees	33,501
Net investment advisory and administrative fees	14,995
Transfer agent fees	5,724
Custody and fund accounting fees	1,006
Board of Trustees’ fees	222
Accrued expenses and other liabilities	5,475
Total Liabilities	648,369

NET ASSETS	$54,719,146

Net Assets Consist of:
Paid-in capital	$56,204,164
Accumulated deficit	(1,485,018)
Net Assets	$54,719,146

NET ASSET VALUE AND OFFERING PRICE PER SHARE
CLASS I SHARES
($54,719,146 ÷ 6,006,617 shares outstanding)	$9.11

The accompanying notes are an integral part of these financial statements.

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 3	7

BBH SELECT SERIES – MID CAP FUND
STATEMENT OF OPERATIONS For the six months ended April 30, 2023 (unaudited)
NET INVESTMENT LOSS:
Income:
Dividends	$69,353
Interest income from affiliates	30,376
Total Income	99,729

Expenses:
Investment advisory and administrative fees	86,426
Board of Trustees’ fees	32,549
Professional fees	29,763
Transfer agent fees	17,780
Registration fees	11,797
Custody and fund accounting fees	1,502
Miscellaneous expenses	9,748
Total Expenses	189,565
Investment advisory and administrative fee waiver	(85,795)
Net Expenses	103,770
Net Investment Loss	(4,041)

NET REALIZED AND UNREALIZED GAIN:
Net realized loss on investments in securities	(1,787,346)
Net change in unrealized appreciation/(depreciation) on investments in securities	1,873,234
Net Realized and Unrealized Gain	85,888
Net Increase in Net Assets Resulting from Operations	$81,847

The accompanying notes are an integral part of these financial statements.

8

BBH SELECT SERIES – MID CAP FUND
STATEMENTS OF CHANGES IN NET ASSETS
	For the six months ended April 30, 2023 (unaudited)	For the year ended October 31, 2022
INCREASE/(DECREASE) IN NET ASSETS FROM:
Operations:
Net investment loss	$(4,041)	$(49,391)
Net realized loss on investments in securities	(1,787,346)	(135,918)
Net change in unrealized appreciation/(depreciation) on investments in securities	1,873,234	(2,250,174)
Net increase/(decrease) in net assets resulting from operations	81,847	(2,435,483)

Share transactions:
Proceeds from sales of shares	43,929,573	698,453
Cost of shares redeemed	(1,389,097)	—
Net increase in net assets resulting from share transactions	42,540,476	698,453
Total increase/(decrease) in net assets	42,622,323	(1,737,030)

NET ASSETS:
Beginning of period/year	12,096,823	13,833,853
End of period/year	$54,719,146	$12,096,823

The accompanying notes are an integral part of these financial statements.

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 3	9

BBH SELECT SERIES – MID CAP FUND
FINANCIAL HIGHLIGHTS Selected per share data and ratios for a Class I share outstanding throughout each period/year.
	For the six months ended April 30, 2023 (unaudited)	For the year ended October 31, 2022	For the period from May 24, 2021 (commencement of operations) to October 31, 2021
Net asset value, beginning of period/year	$8.85	$10.68	$10.00
Income from investment operations:
Net investment loss[1]	(0.00)[2]	(0.04)	(0.02)
Net realized and unrealized gain/(loss)	0.26	(1.79)	0.70
Total income/(loss) from investment operations	0.26	(1.83)	0.68
Net asset value, end of period/year	$9.11	$8.85	$10.68
Total return[3]	2.94%[4]	(17.13)%	6.80%[4]
Ratios/Supplemental data:
Net assets, end of period/year (in millions)	$55	$12	$14
Ratio of expenses to average net assets before reductions	1.64%[5]	2.29%	2.46%[6]
Fee waiver[7]	(0.74)%[5]	(1.39)%	(1.56)%[6]
Ratio of expenses to average net assets after reductions	0.90%[5]	0.90%	0.90%[6]
Ratio of net investment income to average net assets	(0.04)%[5]	(0.38)%	(0.40)%[6]
Portfolio turnover rate	11%[4]	23%	3%[4]

____________

1         Calculated using average shares outstanding for the period/year.

2         Less than $0.01 per share.

3         Assumes the reinvestment of distributions.

4         Not annualized.

5         Annualized.

6         Annualized with the exception of audit fees, legal fees and registration fees.

7     The ratio of expenses to average net assets for the six months ended April 30, 2023, the year ended October 31, 2022 and the period from May 24, 2021 to October 31, 2021 reflect fees reduced as result of a contractual operating expense limitation of the share class of 0.90%. The Agreement is effective through March 1, 2024 and may only be terminated during its term with approval of the Fund’s Board of Trustees. For the six months ended April 30, 2023, the year ended October 31, 2022 and the period from May 24, 2021 to October 31, 2021, the waived fees were $85,795, $179,874 and $135,159, respectively.

The accompanying notes are an integral part of these financial statements.

10

BBH SELECT SERIES – MID CAP FUND
NOTES TO FINANCIAL STATEMENTS April 30, 2023 (unaudited)

1.  Organization. The Fund is a separate, non-diversified series of BBH Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was originally organized under the laws of the State of Maryland on July 16, 1990 as BBH Fund, Inc. and re-organized as a Delaware statutory trust on June 12, 2007. The Fund commenced operations on May 24, 2021 and offers two share classes, Class I and Retail Class. As of April 30, 2023, Retail Class shares are not available for purchase by investors but may be offered in the future. The investment objective of the Fund is to provide investors with long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in publicly traded mid cap equity securities. As of April 30, 2023, there were eight series of the Trust.

2.  Significant Accounting Policies. The Fund’s financial statements are prepared in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services – Investment Companies. The following summarizes significant accounting policies of the Fund:

A. Valuation of Investments. (1) The value of investments listed on a securities exchange is based on the last sale price on that exchange prior to the time when assets are valued, or in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange; (2) securities not traded on an exchange are valued at the average of the quoted bid and asked prices in the over-the-counter market; (3) securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board of Trustees (the “Board”); (4) short-term investments, which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Fund was more than 60 days, unless the use of amortized cost is determined not to represent “fair value” by the Board.

B. Accounting for Investments and Income. Investment transactions are accounted for on the trade date. Realized gains and losses on investment transactions are determined based on the identified cost method. Dividend income and other distributions received from portfolio securities are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of securities received at ex-date. Distributions received on securities that represent a return of capital are recorded as a reduction of cost of investments. Distributions received on securities that represent a capital gain are recorded as a realized gain. Interest income is accrued daily. Investment income is recorded net of any foreign taxes withheld where recovery of such tax is uncertain.

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 3	11

BBH SELECT SERIES – MID CAP FUND
NOTES TO FINANCIAL STATEMENTS (continued) April 30, 2023 (unaudited)

C. Fund Expenses. Most expenses of the Trust can be directly attributed to a specific fund. Expenses which cannot be directly attributed to a fund are generally apportioned among each fund in the Trust on a net assets basis or other suitable method. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

D. Federal Income Taxes. It is the Trust’s policy to comply with the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. The Fund files a tax return annually using tax accounting methods required under provisions of the Code, which may differ from GAAP, which is the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported in these financial statements may differ from that reported on the Fund’s tax return, due to certain book-to-tax timing differences such as losses deferred due to “wash sale” transactions and utilization of capital loss carryforwards. These differences may result in temporary over-distributions for financial statement purposes and are classified as distributions in excess of accumulated net realized gains or net investment income. These distributions do not constitute a return of capital. Permanent differences are reclassified between paid-in capital and retained earnings/(accumulated deficit) within the Statement of Assets and Liabilities based upon their tax classification. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV.

The Fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (“ASC 740”). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund did not have any unrecognized tax benefits as of October 31, 2022, nor were there any increases or decreases in unrecognized tax benefits for the year then ended. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statement of Operations. During the six months ended April 30, 2023, the Fund did not incur any such interest or penalties. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for open tax period since May 24, 2021 (commencement of operations). The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

E. Dividends and Distributions to Shareholders. Dividends and distributions from net investment income to shareholders, if any, are paid annually and are recorded on the ex-dividend date. Distributions from net capital gains, if any, are generally declared and paid annually and are recorded on the ex-dividend date. The Fund did not declare any dividends and distributions to shareholders during the six months ended April 30, 2023.

12

BBH SELECT SERIES – MID CAP FUND
NOTES TO FINANCIAL STATEMENTS (continued) April 30, 2023 (unaudited)

As of October 31, 2022 and 2021, respectively, the components of retained earnings/(accumulated deficit) were as follows:

Components of retained earnings/(accumulated deficit):
	Undistributed ordinary income	Undistributed long-term capital gain	Accumulated capital and other losses	Other book/tax temporary differences	Late Year Ordinary Loss Deferral	Unrealized appreciation/ (depreciation)	Total retained earnings/ (accumulated deficit)
2022:	$—	$—	$(135,918)	$—	$(35,974)	$(1,394,973)	$(1,566,865)
2021:	—	—	—	—	—	855,201	855,201

The Fund had $135,918 of post-December 22, 2010 net capital loss carryforwards as of October 31, 2022, of which $42,965 and $92,953, is attributable to short-term and long-term capital losses, respectively.

The Fund is permitted to carryforward capital losses for an unlimited period and they will retain their character as either short-term or long-term capital losses rather than being considered all short-term capital losses.

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) would be attributable primarily to the tax deferral of losses on wash sales, if applicable.

To the extent future capital gains are offset by capital loss carryforwards, if any, such gains will not be distributed.

F. Use of Estimates. The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results could differ from these estimates.

3.  Fees and Other Transactions with Affiliates.

A. Investment Advisory and Administrative Fees. Under a combined Investment Advisory and Administrative Services Agreement (“Agreement”) with the Trust, Brown Brothers Harriman & Co. (“BBH”) through a separately identifiable department (“SID” or “Investment Adviser”) provides investment advisory, portfolio management and administrative services to the Fund. The Fund pays a combined fee for investment advisory and administrative services calculated daily and paid monthly at an annual rate equivalent to 0.75% per annum on the first $3 billion of the Fund’s average daily net assets and 0.70% per annum on the Fund’s average daily net assets over $3 billion. For the six months ended April 30, 2023, the Fund incurred $86,426 under the Agreement.

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 3	13

BBH SELECT SERIES – MID CAP FUND
NOTES TO FINANCIAL STATEMENTS (continued) April 30, 2023 (unaudited)

B. Expense Waivers and Reimbursements. Effective May 24, 2021 (commencement of operations), the Investment Adviser contractually agreed to limit the annual fund operating expenses (excluding interest, taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP, other extraordinary expenses not incurred in the ordinary course of the Fund’s business) to 0.90%. The agreement will terminate on March 1, 2024, unless it is renewed by all parties to the agreement. The agreement may only be terminated during its term with approval of the Fund’s Board of Trustees. For the six months ended April 30, 2023, the Investment Adviser waived Investment Advisory and Administrative fees in the amount of $85,795.

C. Custody and Fund Accounting Fees. BBH acts as a custodian and fund accountant and receives custody and fund accounting fees from the Fund calculated daily and incurred monthly. BBH holds all of the Fund’s cash and investments and calculates the Fund’s daily net asset value. The custody fee is an asset and transaction-based fee. The fund accounting fee is an asset-based fee calculated at 0.004% per annum of the Fund’s net asset value. For the six months ended April 30, 2023, the Fund incurred $1,502 in custody and fund accounting fees. As per agreement with the Fund’s custodian, the Fund receives interest income on cash balances held by the custodian at the BBH Base Rate. The BBH Base Rate is defined as BBH’s effective trading rate in local money markets on each day. The total interest earned by the Fund for the six months ended April 30, 2023 was $30,376. This amount is included in “Interest income from affiliates” in the Statement of Operations. In the event that the Fund is overdrawn, under the custody agreement with BBH, BBH will make overnight loans to the Fund to cover overdrafts. Pursuant to their agreement, the Fund will pay the BBH Overdraft Base Rate plus 2% on the day of the overdraft. The Fund did not incur any such fees during the six months ended April 30, 2023. This amount, if any, is included under line item “Custody and fund accounting fees” in the Statement of Operations.

D. Board of Trustees’ Fees. Each Trustee who is not an “interested person” as defined under the 1940 Act receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the six months ended April 30, 2023, the Fund incurred $32,549 in independent Trustee compensation and expense reimbursements.

E. Officers of the Trust. Officers of the Trust are also employees of BBH. Officers are paid no fees by the Trust for their services to the Trust.

4.  Investment Transactions. For the six months ended April 30, 2023, the cost of purchases and the proceeds of sales of investment securities, other than short-term investments, were $ 42,793,974 and $ 2,610,311, respectively.

14

BBH SELECT SERIES – MID CAP FUND
NOTES TO FINANCIAL STATEMENTS (continued) April 30, 2023 (unaudited)

5.  Shares of Beneficial Interest. The Trust is permitted to issue an unlimited number of Class I shares of beneficial interest at no par value. Transactions in Class I shares were as follows:

	For the six months ended April 30, 2023 (unaudited)		For the year ended October 31, 2022
	Shares	Dollars	Shares	Dollars
Class I
Shares sold	4,792,519	$43,929,573	71,058	$698,453
Shares redeemed	(152,343)	(1,389,097)	—	—
Net increase	4,640,176	$42,540,476	71,058	$698,453

6.  Principal Risk Factors and Indemnifications.

A. Principal Risk Factors. Investing in the Fund may involve certain risks, as discussed in the Fund’s prospectus, including but not limited to, those described below:

A shareholder may lose money by investing in the Fund (investment risk). The Fund is actively managed and the decisions by the Investment Adviser may cause the Fund to incur losses or miss profit opportunities (management risk). Price movements may occur due to factors affecting individual companies, such as the issuance of an unfavorable earnings report, or other events affecting particular industries or the equity market as a whole (equity securities risk). Mid cap companies, when compared to larger companies, may experience lower trade volume and could be subject to greater and less predictable price changes (mid cap company risk). The value of securities held by the Fund may fall due to changing economic, political, regulatory or market conditions, or due to a company’s or issuer’s individual situation. Natural disasters, the spread of infectious illness and other public health emergencies, recession, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse effects on world economies and markets generally (market risk). In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to assumption of large positions in securities of a small number of issuers (non-diversification risk). There are certain risks associated with investing in non-U.S. securities not present in domestic investments, including, but not limited to, recovery of tax withheld by foreign jurisdictions (non-U.S. investment risk). Investments in other investment companies are subject to market and selection risk, as well as the specific risks associated with the investment companies’ portfolio securities (investment in other investment companies risk). Initial public offerings (“IPOs”) are new issues of equity securities, as such they have no trading history and there may be limited information about the companies for a very limited period. Additionally, the prices of securities sold in IPOs may be highly volatile (IPO risk). Preferred securities are subject to issuer-specific and market risks. Generally, issuers only pay dividends after the company makes required payments to holders of bonds and other debt, as such the value of preferred securities may react more strongly to market conditions than bonds and other debts (preferred securities risk). The Fund’s shareholders may be adversely impacted by asset allocation decisions made by an investment

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 3	15

BBH SELECT SERIES – MID CAP FUND
NOTES TO FINANCIAL STATEMENTS (continued) April 30, 2023 (unaudited)

adviser whose discretionary clients make up a large percentage of the Fund’s shareholders (large shareholder risk). The extent of the Fund’s exposure to these risks in respect to these financial assets is included in their value as recorded in the Fund’s Statement of Assets and Liabilities.

Please refer to the Fund’s prospectus for a complete description of the principal risks of investing in the Fund.

B. Indemnifications. Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

7.  Subsequent Events. Management has evaluated events and transactions that have occurred since April 30, 2023 through the date the financial statements were issued and determined that there were no subsequent events that would require recognition or additional disclosure in the financial statements.
16

BBH SELECT SERIES – MID CAP FUND
DISCLOSURE OF FUND EXPENSES April 30, 2023 (unaudited)

EXAMPLE

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested distributions, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution 12b-1 fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2022 to April 30, 2023).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% Hypothetical Example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 3	17

BBH SELECT SERIES – MID CAP FUND
DISCLOSURE OF FUND EXPENSES (continued) April 30, 2023 (unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2022	Ending Account Value April 30, 2023	Expenses Paid During Period November 1, 2022 to April 30, 2023[1]
Actual	$1,000	$1,029	$4.53
Hypothetical[2]	$1,000	$1,020	$4.51

_________________

1   Expenses are equal to the Fund’s annualized expense ratio of 0.90%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2   Assumes a return of 5% before expenses. For the purposes of the calculation, the applicable annualized expense ratio for each class of shares is subtracted from the assumed return before expenses.

18

BBH SELECT SERIES – MID CAP FUND
DISCLOSURE OF ADVISOR SELECTION April 30, 2023 (unaudited)

Investment Advisory and Administrative Services Agreement Approval

The 1940 Act requires that a fund’s investment advisory agreements must be approved both by a fund’s board of trustees and by a majority of the trustees who are not parties to the investment advisory agreements or “interested persons” of any party (“Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board, a majority of which is comprised of Independent Trustees, held a telephonic meeting on November 17, 2022 and an in-person meeting on December 13, 2022, to consider whether to renew the combined Amended and Restated Investment Advisory and Administrative Services Agreement (the “Advisory Agreement”) between the Trust and the Investment Adviser with respect to the existing funds in the Trust, including the Fund. At the December 13, 2022 meeting, the Board voted to approve the renewal of the Agreement with respect to the Fund for an additional one-year term. In doing so, the Board determined that the terms of the Agreement were fair and reasonable and in the best interest of the Fund and its shareholders and that it had received sufficient information throughout the year to make an informed business decision with respect to the continuation of the Agreement.

Both in the meetings specifically held to address the continuance of the Agreement and at other meetings over the course of the year, the Board requested, received and assessed a variety of materials provided by the Investment Adviser and BBH, including, among other things, information about the nature, extent and quality of the services provided to the Trust and the Fund by the Investment Adviser and BBH, including investment management and administrative the oversight of Fund service providers, marketing, risk oversight, compliance, and the ability to meet applicable legal and regulatory requirements. The Board also received and reviewed third-party comparative fee and expense information for the Fund prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) using data from Lipper Inc., an independent provider of investment company data (“Lipper Report”). The Board reviewed this report with Broadridge, counsel to the Trust (“Fund Counsel”) and BBH. The Board received from, and discussed with, Fund Counsel a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements under the 1940 Act, as well as the guidance provided in Gartenberg v. Merrill Lynch Asset Management, Inc., which was affirmed in Jones v. Harris Associates, L.P. In addition, the Board met in executive session outside the presence of Fund management.

In approving the continuation of the Agreement, the Board considered: (a) the nature, extent and quality of services provided by the Investment Adviser; (b) the investment performance of the Fund; (c) the advisory fee and the cost of the services and profits to be realized by the Investment Adviser from its relationship with the Fund; (d) the Fund’s costs to investors compared to the costs of comparative funds; (e) the sharing of potential economies of scale; (f) fall-out benefits to the Investment Adviser as a result of its relationship with the Fund; and (g) other factors deemed relevant by the Board. The following is a summary of certain factors the Board considered in making its determination to approve the continuance of the Agreement. No single factor reviewed by the Board was identified as the principal factor in determining whether to approve the Agreement, and individual Trustees may have given different weight to various factors. The Board reviewed these factors with Fund Counsel. The Board concluded that the fees paid by the Fund to the Investment Adviser were reasonable based on the expense information, the cost of the services provided, and the profits realized by the Investment Adviser.

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 3	19

BBH SELECT SERIES – MID CAP FUND
DISCLOSURE OF ADVISOR SELECTION (continued) April 30, 2023 (unaudited)

Nature, Extent and Quality of Services

The Board noted that, under the Agreement and with respect to the Fund, the Investment Adviser, subject to the supervision of the Board, is responsible for providing a continuous investment program and making purchases and sales of portfolio securities consistent with the Fund’s investment objective and policies. The Board further noted that, as a combined investment advisory and administration agreement, the Agreement also contemplates the provision of administrative services by the Investment Adviser to the Fund within the same fee structure.

The Board received and considered information during the December 13, 2022 meeting, and over the course of the previous year, regarding the nature, extent and quality of services provided to the Trust and the Fund by the Investment Adviser including: portfolio management, the supervision of operations and compliance, preparation of regulatory filings, disclosures to Fund shareholders, general oversight of service providers, organizing Board meetings and preparing the materials for such Board meetings, assistance to the Board (including the Independent Trustees in their capacity as Trustees), legal and Chief Compliance Officer services for the Trust, and other services necessary for the operation of the Fund.

The Board considered the resources of the Investment Adviser and BBH, as a whole, dedicated to the Fund noting that, pursuant to separate agreements, BBH also provides custody and fund accounting services to the Fund. The Board considered the depth and range of services provided pursuant to the Agreement, noting that the Investment Adviser also coordinates the provision of services to the Fund by affiliated and nonaffiliated service providers.

The Board considered the scope and quality of services provided by the Investment Adviser under the Agreement. The Board reviewed the qualifications of the key investment personnel primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered the policies and practices followed by BBH and the Investment Adviser. The Board noted that during the course of its regular meetings, it received reports on each of the foregoing topics. The Board concluded that, overall, it was satisfied with the nature, extent and quality of the investment advisory and administrative services provided, and expected to be provided, to the Fund pursuant to the Agreement.

Fund Performance

At the November 17, 2022 and December 13, 2022 meetings, and throughout the year, the Board received and considered performance information for the Fund provided by BBH. The Board also considered the Fund’s performance relative to a peer category of other mutual funds in a report compiled by Broadridge. As part of this review, the Trustees considered the composition of the peer category, selection criteria and reputation of Broadridge who prepared the peer category analysis. The Board reviewed and discussed with both BBH and Broadridge the report’s findings and discussed the positioning of the Fund relative to its selected peer category. The Board considered investment performance for the Fund over the 1- year period of time, noting the Fund had above average performance as compared to its peer category for the period ended September 30, 2022. In evaluating the performance of the Fund, the Board considered the risk expectations for the Fund as well as level of Fund performance in the context of Fund expenses and the Investment Adviser’s profitability. Based on this information, the Board concluded that it was satisfied with the Fund’s investment results.

20

BBH SELECT SERIES – MID CAP FUND
DISCLOSURE OF ADVISOR SELECTION (continued) April 30, 2023 (unaudited)

Costs of Services Provided and Profitability

The Board considered the fee rates paid by the Fund to the Investment Adviser and BBH in light of the nature, extent and quality of the services provided to the Fund. The Board also considered and reviewed the fee waiver arrangement that was in place for the Fund and considered the actual fee rates after taking into account the contractual fee waiver. The Board noted that they had previously received and considered information comparing the Fund’s combined investment advisory and administration fee and the Fund’s net operating expenses with those of other comparable mutual funds, such peer category and comparisons having been selected and calculated by Broadridge. The Board recognized that it is difficult to make comparisons of the fee rate, or of combined advisory and administration fees, because there are variations in the services that are included in the fees paid by other funds. The Board concluded that the advisory and administration fee appeared to be both reasonable in light of the services rendered and the result of arm’s length negotiations.

With regard to profitability, the Trustees considered the compensation and benefits flowing to the Investment Adviser and BBH, directly or indirectly. The Board reviewed annualized profitability data for the Fund using data from October 1, 2021 through September 30, 2022, for both the Investment Adviser and BBH. The data also included the effect of revenue generated by the custody and fund accounting fees paid by the Fund to BBH and corresponding expenses. The Board conducted a detailed review of the expense allocation methods used in preparing the profitability data. The Board focused on profitability of the Investment Adviser and BBH’s relationships with the Fund before taxes and distribution expenses. The Board concluded that the Investment Adviser’s and BBH’s profitability was not excessive in light of the nature, extent and quality of services provided to the Fund.

The Board also considered the effect of fall-out benefits to the Investment Adviser and BBH such as the increased visibility of BBH’s investment management business due to the distribution of the Trust’s funds. The Board considered other benefits received by BBH and the Investment Adviser as a result of their relationships with the Fund. These other benefits include fees received for being the Fund’s administrator, custodian and fund accounting agent. In light of the costs of providing services pursuant to the Agreement as well as the Investment Adviser and BBH’s commitment to the Fund, the ancillary benefits that the Investment Adviser and BBH received were considered reasonable.

Economies of Scale

The Board also considered the existence of any economies of scale and whether those economies are passed along to the Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by the Investment Adviser and BBH. The Board considered the fee schedule for the Fund on the information it had been provided over many years, the Board observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there appeared to be no uniformity or pattern in the fees and asset levels at which breakpoints apply. In light of the Fund’s current size and expense structure, the Board concluded that the current breakpoints for the Fund were reasonable. The Board concluded that the fees paid by the Fund to the Investment Adviser were reasonable based on the comparative expense information, the cost of the services provided by the Investment Adviser.

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 3	21

BBH SELECT SERIES – MID CAP FUND
CONFLICTS OF INTEREST April 30, 2023 (unaudited)

Description of Potential Material Conflicts of Interest - Investment Adviser

BBH, including the Investment Adviser, provides discretionary and non-discretionary investment management services and products to corporations, institutions and individual investors throughout the world. As a result, in the ordinary course of its businesses, BBH, including the Investment Adviser, may engage in activities in which its interests or the interests of its clients may conflict with or be adverse to the interests of the Fund. In addition, certain of such clients (including the Fund) utilize the services of BBH for which they will pay to BBH customary fees and expenses that will not be shared with the Fund.

The Investment Adviser has adopted and implemented policies and procedures that seek to manage conflicts of interest. Pursuant to such policies and procedures, the Investment Adviser monitors a variety of areas, including compliance with fund investment guidelines, and compliance with its Code of Ethics.

The Trust also manages these conflicts of interest. For example, the Trust has designated a Chief Compliance Officer (“CCO”) and has adopted and implemented policies and procedures designed to manage the conflicts identified below and other conflicts that may arise in the course of the Fund’s operations in such a way as to safeguard the Fund from being negatively affected as a result of any such potential conflicts. From time to time, the Trustees receive reports from the Investment Adviser and the Trust’s CCO on areas of potential conflict.

Investors should carefully review the following, which describes potential and actual conflicts of interest that BBH and the Investment Adviser can face in the operation of their respective investment management services. This section is not, and is not intended to be, a complete enumeration or explanation of all of the potential conflicts of interest that may arise. The Investment Adviser and the Fund have adopted policies and procedures reasonably designed to appropriately prevent, limit or mitigate the conflicts of interest described below. Additional information about potential conflicts of interest regarding the Investment Adviser is set forth in the Investment Adviser’s Form ADV. A copy of Part 1 and Part 2A of the Investment Adviser’s Form ADV is available on the SEC’s website (www.adviserinfo.sec.gov). In addition, many of the activities that create these conflicts of interest are limited and/or prohibited by law, unless an exception is available.

Other Clients and Allocation of Investment Opportunities. BBH and the Investment Adviser manage funds and accounts of clients other than the Fund (“Other Clients”). In general, BBH and the Investment Adviser face conflicts of interest when they render investment advisory services to different clients and, from time to time, provide dissimilar investment advice to different clients. Investment decisions will not necessarily be made in parallel among the Fund and Other Clients. Investments made by the Fund do not, and are not intended to, replicate the investments, or the investment methods and strategies, of Other Clients. Accordingly, such Other Clients may produce results that are materially different from those experienced by the Fund. Certain other conflicts of interest may arise in connection with a portfolio manager’s management of the Fund’s investments, on the one hand, and the investments of other funds or accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various funds or accounts managed by the Investment Adviser could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund. From time to time,

22

BBH SELECT SERIES – MID CAP FUND
CONFLICTS OF INTEREST (continued) April 30, 2023 (unaudited)

the Investment Adviser sponsor funds and other investment pools and accounts which engage in the same or similar businesses as the Fund using the same or similar investment strategies. To the extent that the same investment opportunities might be desirable for more than one account or fund, possible conflicts could arise in determining how to allocate them because the Investment Adviser may have an incentive to allocate investment opportunities to certain accounts or funds. However, BBH and the Investment Adviser have implemented policies and procedures designed to ensure that information relevant to investment decisions is disseminated promptly within its portfolio management teams and investment opportunities are allocated equitably among different clients. The policies and procedures require, among other things, objective allocation for limited investment opportunities, and documentation and review of justifications for any decisions to make investments only for select accounts or in a manner disproportionate to the size of the account. Nevertheless, access to investment opportunities may be allocated differently among accounts due to the particular characteristics of an account, such as size of the account, cash position, tax status, risk tolerance and investment restrictions or for other reasons.

Actual or potential conflicts of interest may also arise when a portfolio manager has management responsibilities to multiple accounts or funds, resulting in unequal commitment of time and attention to the portfolio management of the funds or accounts.

Affiliated Service Providers. Other potential conflicts might include conflicts between the Fund and its affiliated and unaffiliated service providers (e.g., conflicting duties of loyalty). In addition to providing investment management and administrative services through the SID, BBH provides custody, shareholder servicing and fund accounting services to the Fund. BBH may have conflicting duties of loyalty while servicing the Fund and/or opportunities to further its own interest to the detriment of the Fund. For example, in negotiating fee arrangements with affiliated service providers, BBH may have an incentive to agree to higher fees than it would in the case of unaffiliated providers. BBH acting in its capacity as the Fund’s administrator is the primary valuation agent of the Fund. BBH values securities and assets in the Fund according to the Fund’s valuation policies. Because the Investment Adviser’s advisory and administrative fees are calculated by reference to a Fund’s net assets, BBH and its affiliates may have an incentive to seek to overvalue certain assets.

Aggregation. Potential conflicts of interest also arise with the aggregation of trade orders. Purchases and sales of securities for the Fund may be aggregated with orders for other client accounts managed by the Investment Adviser. The Investment Adviser, however, is not required to aggregate orders if portfolio management decisions for different accounts are made separately, or if it is determined that aggregating is not practicable, or in cases involving client direction. Prevailing trading activity frequently may make impossible the receipt of the same price or execution on the entire volume of securities purchased or sold. When this occurs, the various prices may be averaged, and the Fund will be charged or credited with the average price. Thus, the effect of the aggregation may operate on some occasions to the disadvantage of the Fund. In addition, under certain circumstances, the Fund will not be charged the same commission or commission equivalent rates in connection with an aggregated order.

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 3	23

BBH SELECT SERIES – MID CAP FUND
CONFLICTS OF INTEREST (continued) April 30, 2023 (unaudited)

Cross Trades. Under certain circumstances, the Investment Adviser, on behalf of the Fund, may seek to buy from or sell securities to another fund or account advised by BBH or the Investment Adviser. Subject to applicable law and regulation, BBH or the Investment Adviser may (but is not required to) effect purchases and sales between BBH’s or the Investment Adviser’s clients (“cross trades”), including the Fund, if BBH or the Investment Adviser believes such transactions are appropriate based on each party’s investment objectives and guidelines. There may be potential conflicts of interest or regulatory issues relating to these transactions which could limit the Investment Adviser’s decision to engage in these transactions for the Fund. BBH or the Investment Adviser may have a potentially conflicting division of loyalties and responsibilities to the parties in such transactions.

Soft Dollars. The Investment Adviser may direct brokerage transactions and/or payment of a portion of client commissions (“soft dollars”) to specific brokers or dealers or other providers to pay for research or other appropriate services which provide, in the Investment Adviser’s view, appropriate assistance in the investment decision-making process (including with respect to futures, fixed price offerings and over-the-counter transactions). The use of a broker that provides research and securities transaction services may result in a higher commission than that offered by a broker who does not provide such services. The Investment Adviser will determine in good faith whether the amount of commission is reasonable in relation to the value of research and services provided and whether the services provide lawful and appropriate assistance in its investment decision-making responsibilities.

Research or other services obtained in this manner may be used in servicing any or all of the Fund and other accounts managed by the Investment Adviser, including in connection with accounts that do not pay commissions to the broker related to the research or other service arrangements. Such products and services may disproportionately benefit other client accounts relative to the Fund based on the amount of brokerage commissions paid by the Fund and such other accounts. To the extent that the Investment Adviser uses soft dollars, it will not have to pay for those products and services itself.

BBH may receive research that is bundled with the trade execution, clearing, and/or settlement services provided by a particular broker-dealer. To the extent that the Investment Adviser receives research on this basis, many of the same conflicts related to traditional soft dollars may exist. For example, the research effectively will be paid by client commissions that also will be used to pay for the execution, clearing, and settlement services provided by the broker-dealer and will not be paid by the Investment Adviser.

Arrangements regarding compensation and delegation of responsibility may create conflicts relating to selection of brokers or dealers to execute Fund portfolio trades and/or specific uses of commissions from Fund portfolio trades, administration of investment advice and valuation of securities.

Investments in BBH Funds. From time-to-time, BBH may invest a portion of the assets of its discretionary investment advisory clients in the Fund. That investment by BBH on behalf of its discretionary investment advisory clients in the Fund may be significant at times. Increasing the Fund’s assets may enhance investment flexibility and diversification and may contribute to economies of scale that tend to reduce the Fund’s expense ratio. In selecting the Fund for its discretionary investment advisory clients, BBH may limit its selection to funds managed by BBH or the Investment Adviser. BBH may not consider or canvass the

24

BBH SELECT SERIES – MID CAP FUND
CONFLICTS OF INTEREST (continued) April 30, 2023 (unaudited)

universe of unaffiliated investment companies available, even though there may be unaffiliated investment companies that may be more appropriate or that have superior performance. BBH, the Investment Adviser and their affiliates providing services to the Fund benefit from additional fees when the Fund is included as an investment for a discretionary investment advisory client.

BBH reserves the right to redeem at any time some or all of the shares of the Fund acquired for its discretionary investment advisory clients’ accounts. A large redemption of shares of the Fund by BBH on behalf of its discretionary investment advisory clients could significantly reduce the asset size of the Fund, which might have an adverse effect on the Fund’s investment flexibility, portfolio diversification and expense ratio.

Valuation. When market quotations are not readily available or are believed by BBH to be unreliable, the Fund’s investments will be valued at fair value by BBH pursuant to procedures adopted by the Fund’s Board of Trustees in accordance with Rule 2a-5 under the 1940 Act. When determining an asset’s “fair value,” BBH seeks to determine the price that a Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. The price generally may not be determined based on what the Fund might reasonably expect to receive for selling an asset at a later time or if it holds the asset to maturity. While fair value determinations will be based upon all available factors that BBH deems relevant at the time of the determination and may be based on analytical values determined by BBH using proprietary or third-party valuation models, fair value represents only a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining the Fund’s net asset value. As a result, the Fund’s sale or redemption of its shares at net asset value, at a time when a holding or holdings are valued by BBH (pursuant to Board-adopted procedures) at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

Referral Arrangements. BBH may enter into advisory and/or referral arrangements with third parties. Such arrangements may include compensation paid by BBH to the third party. BBH may pay a solicitation fee for referrals and/or advisory or incentive fees. BBH may benefit from increased amounts of assets under management.

Personal Trading. BBH, including the Investment Adviser, and any of their respective partners, principals, directors, officers, employees, affiliates or agents, face conflicts of interest when transacting in securities for their own accounts because they could benefit by trading in the same securities as the Fund, which could have an adverse effect on the Fund. However, BBH, including the Investment Adviser, has implemented policies and procedures concerning personal trading by BBH Partners and employees. The policies and procedures are intended to prevent BBH Partners and employees with access to Fund material non-public information from trading in the same securities as the Fund.

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 3	25

BBH SELECT SERIES – MID CAP FUND
CONFLICTS OF INTEREST (continued) April 30, 2023 (unaudited)

Gifts and Entertainment. From time to time, employees of BBH, including the Investment Adviser, and any of their respective partners, principals, directors, officers, employees, affiliates or agents, may receive gifts and/or entertainment from clients, intermediaries, or service providers to the Fund or BBH, including the Investment Adviser, which could have the appearance of affecting or may potentially affect the judgment of the employees, or the manner in which they conduct business. BBH, including the Investment Adviser, has implemented policies and procedures concerning gifts and entertainment to mitigate any impact on the judgment of BBH Partners and employees.

26

TRUSTEES AND OFFICERS OF BBH SELECT SERIES – MID CAP FUND
OPERATION AND EFFECTIVENESS OF THE FUND’S LIQUIDITY RISK MANAGEMENT PROGRAM April 30, 2023 (unaudited)

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), to promote effective liquidity risk management throughout the open-end investment company industry in order to reduce the risk that funds will be unable to meet their redemption obligations and mitigate dilution of the interests of fund shareholders.

The Board of Trustees (the “Board”) of BBH Trust has appointed three members of the Brown Brothers Harriman & Co. Mutual Fund Advisory Department, the Investment Adviser to the funds of BBH Trust (the “Funds”), as the Program Administrator for the Fund’s liquidity risk management program (the “Program”). The Board met on March 7, 2023 to review the Program for the Funds pursuant to the Liquidity Rule. The Program Administrator provided the Board with a report (the “Report”) that addressed the operations of the Program and assessed its adequacy and effectiveness for the period from February 1, 2022 through January 31, 2023 (the “Reporting Period”).

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, including the following points.

Liquidity classification. The Report described the Program’s liquidity classification methodology for categorizing the Funds’ investments into one of four liquidity buckets. The Fund classified each of its investments into one of four liquidity categories based on the number of days reasonably needed to sell and convert a reasonably anticipated sized trade of each investment into cash without significantly impacting the price of the investments. The Program Administrator relied on a third-party data provider to facilitate the classification of the Fund’s investments based on criteria in the Fund’s Program. During the Reporting Period, the Fund did not hold more than 15% of its net assets in illiquid investments.

Highly Liquid Investment Minimum. The Report noted that one aspect of the Liquidity Rule is a requirement that funds that are expected to have less than 50% of assets classified as other than “highly liquid” should establish a minimum percentage of highly liquid assets that the fund is expected to hold on an on-going basis. The Program Administrator monitors the percentages of assets in each category on an ongoing basis and, given that the Fund did not approach the 50% threshold, has made the determination that it is not necessary to assign a Highly Liquid Investment Minimum to the Fund as provided for in the Liquidity Rule.

The Fund’s investment strategy and liquidity of portfolio investments during normal and reasonably foreseeable stressed market conditions. During the Reporting Period, the Program Administrator reviewed whether the Fund’s investment strategy is appropriate for an open-end fund structure with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets and factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account.

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 3	27

TRUSTEES AND OFFICERS OF BBH SELECT SERIES – MID CAP FUND
OPERATION AND EFFECTIVENESS OF THE FUND’S LIQUIDITY RISK MANAGEMENT PROGRAM (continued) April 30, 2023 (unaudited)

Short-term and long-term cash flow projections during normal and reasonably foreseeable stressed market conditions. During the Reporting Period, the Program Administrator reviewed historical redemption activity and used this information as a component to establish the Fund’s reasonably anticipated trading size. The Program Administrator also took into consideration other factors such as shareholder ownership concentration, applicable distribution channels and the degree of certainty associated with the Fund’s short-term and long-term cash flow projections.

Holdings of cash and cash equivalents. The Program Administrator considered the degree to which the Fund held cash and cash equivalents as a component of each Fund’s ability to meet redemption requests.

There were no material changes to the Program during the Reporting Period. The Program Administrator has informed the Board that it believes that the Fund’s Program is adequately designed, has been implemented as intended, and has operated effectively since its implementation. No material exceptions have been noted since the implementation of the Program, and there were no liquidity events that impacted the Fund or its ability to meet redemption requests on a timely basis during the Reporting Period.

28

Administrator
Brown Brothers Harriman & Co.
140 Broadway
New York, NY 10005

Distributor
Alps Distributors, Inc.
1290 Broadway, Suite 1000
Denver, Co 80203

Shareholder Servicing Agent
Brown Brothers Harriman & Co.
140 Broadway
New York, NY 10005
1-800-575-1265

To obtain information or make shareholder inquiries:

Investment Adviser Brown Brothers Harriman Mutual Fund Advisory Department 140 Broadway New York, NY 10005
By telephone: By E-mail send your request to: On the internet:	Call 1-800-575-1265 bbhfunds@bbh.com www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund.

For more complete information, visit www.bbhfunds.com for a prospectus. You should consider the Fund’s investment objectives, risks, charges and expenses carefully before you invest. Information about these and other important subjects is in the Fund’s prospectus, which you should read carefully before investing.

Holdings and allocations are subject to change. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available electronically on the SEC’s website (sec.gov). For a complete list of a fund’s portfolio holdings, view the most recent holdings listing, semi-annual report, or annual report on the Fund’s website at http://www.bbhfunds.com.

A summary of the Fund’s Proxy Voting Policy that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio, as well as a record of how the Fund voted any such proxies during the most recent 12-month period ended June 30, is available, without charge, upon request by calling the toll-free number listed above. This information is also available on the SEC’s website at www.sec.gov.

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

Semi-Annual Report

APRIL 30, 2023

BBH Partner Fund — International Equity

BBH PARTNER FUND – INTERNATIONAL EQUITY
PORTFOLIO ALLOCATION April 30, 2023 (unaudited)

COUNTRY DIVERSIFICATION

	U.S. $ Value	Percent of Net Assets
Common Stock:
Canada	$ 116,493,220	5.4%
Cayman Islands	112,917,495	5.2
Finland	24,103,458	1.1
France	375,837,281	17.5
Germany	172,810,891	8.0
Hong Kong	128,296,133	5.9
Ireland	95,820,712	4.4
Japan	78,908,290	3.7
Jersey	42,868,008	2.0
Luxembourg	39,242,930	1.8
Netherlands	205,283,721	9.5
Spain	51,386,912	2.4
Sweden	16,552,013	0.8
Switzerland	149,868,816	6.9
Taiwan	83,727,325	3.9
United Kingdom	207,217,477	9.7
United States	117,233,745	5.4
Registered Investment Companies:
United States	90,700,000	4.2
Cash and Other Assets in Excess of Liabilities	48,080,957	2.2
NET ASSETS	$2,157,349,384	100.0%

All data as of April 30, 2023. BBH Partner Fund - International Equity’s (the “Fund”) country diversification is expressed as a percentage of net assets and may vary over time. The Fund’s country diversification is derived from respective security’s country of incorporation.

The accompanying notes are an integral part of these financial statements.
2

BBH PARTNER FUND – INTERNATIONAL EQUITY
PORTFOLIO ALLOCATION (continued) April 30, 2023 (unaudited)

SECTOR DIVERSIFICATION

	U.S. $ Value	Percent of Net Assets
Common Stock:
Communications	$ 185,681,923	8.6%
Consumer Cyclical	151,342,673	7.0
Consumer Non-Cyclical	549,145,970	25.5
Financials	377,521,738	17.5
Industrials	380,532,771	17.6
Technology	374,343,352	17.4
Registered Investment Companies	90,700,000	4.2
Cash and Other Assets in Excess of Liabilities	48,080,957	2.2
NET ASSETS	$2,157,349,384	100.0%

All data as of April 30, 2023. The Fund’s sector diversification is expressed as a percentage of net assets and may vary over time.

The accompanying notes are an integral part of these financial statements.
F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 3	3

BBH PARTNER FUND – INTERNATIONAL EQUITY
PORTFOLIO OF INVESTMENTS April 30, 2023 (unaudited)
Shares/ Units		Value
	COMMON STOCK (93.6%)
	CANADA (5.4%)
	CONSUMER CYCLICAL
117,786	Alimentation Couche-Tard, Inc.	$5,876,265
	FINANCIALS
1,896,426	Brookfield Corp.	61,507,221
	TECHNOLOGY
25,101	Constellation Software, Inc.	49,109,734
	Total Canada	116,493,220
	CAYMAN ISLANDS (5.2%)
	COMMUNICATIONS
3,502,908	JD.com, Inc. (Class A)	62,222,055
922,684	Trip.com Group, Ltd. ADR[1]	32,764,509
		94,986,564
	CONSUMER CYCLICAL
2,505,500	Li Ning Co., Ltd.	17,930,931
	Total Cayman Islands	112,917,495
	FINLAND (1.1%)
	INDUSTRIALS
421,918	Kone Oyj (Class B)	24,103,458
	Total Finland	24,103,458
	FRANCE (17.5%)
	CONSUMER CYCLICAL
30,978	LVMH Moet Hennessy Louis Vuitton SE	29,821,856
	CONSUMER NON-CYCLICAL
68,191	L’Oreal S.A.	32,604,472
136,000	Sartorius Stedim Biotech	36,568,157
883,993	Worldline S.A.[1,2]	38,504,354
		107,676,983
	INDUSTRIALS
751,500	Safran S.A.	117,142,102
457,396	Schneider Electric SE	80,056,288
50,355	Thales S.A.	7,696,209
		204,894,599
	TECHNOLOGY
821,696	Dassault Systemes SE	33,443,843
	Total France	375,837,281
	GERMANY (8.0%)
	CONSUMER CYCLICAL
173,869	Adidas AG	30,627,507
	CONSUMER NON-CYCLICAL
670,323	Bayer AG	44,226,637
The accompanying notes are an integral part of these financial statements.
4

BBH PARTNER FUND – INTERNATIONAL EQUITY
PORTFOLIO OF INVESTMENTS (continued) April 30, 2023 (unaudited)
Shares/ Units		Value
	COMMON STOCK (continued)
	GERMANY (continued)
	TECHNOLOGY
721,830	SAP SE	$97,956,747
	Total Germany	172,810,891
	HONG KONG (5.9%)
	FINANCIALS
9,246,535	AIA Group, Ltd.	100,888,067
656,949	Hong Kong Exchanges & Clearing, Ltd.	27,408,066
	Total Hong Kong	128,296,133
	IRELAND (4.4%)
	INDUSTRIALS
1,689,846	CRH, Plc.	81,869,277
	TECHNOLOGY
49,775	Accenture, Plc. (Class A)	13,951,435
	Total Ireland	95,820,712
	JAPAN (3.7%)
	INDUSTRIALS
95,684	Keyence Corp.	43,265,702
	TECHNOLOGY
231,095	Obic Co., Ltd.	35,642,588
	Total Japan	78,908,290
	JERSEY (2.0%)
	CONSUMER NON-CYCLICAL
225,553	Clarivate, Plc.[1]	1,998,399
1,155,362	Experian, Plc.	40,869,609
	Total Jersey	42,868,008
	LUXEMBOURG (1.8%)
	COMMUNICATIONS
203,162	Spotify Technology S.A.[1]	27,142,443
	CONSUMER NON-CYCLICAL
172,726	Eurofins Scientific SE	12,100,487
	Total Luxembourg	39,242,930
	NETHERLANDS (9.5%)
	COMMUNICATIONS
847,094	Prosus NV1	63,552,916
	CONSUMER CYCLICAL
1,386,032	Universal Music Group NV	30,373,454
	CONSUMER NON-CYCLICAL
24,524	Adyen NV1,2	39,344,888
The accompanying notes are an integral part of these financial statements.
F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 3	5

BBH PARTNER FUND – INTERNATIONAL EQUITY
PORTFOLIO OF INVESTMENTS (continued) April 30, 2023 (unaudited)
Shares/ Units		Value
	COMMON STOCK (continued)
	NETHERLANDS (continued)
100,016	Heineken NV	$11,500,783
		50,845,671
	TECHNOLOGY
94,865	ASML Holding NV	60,511,680
	Total Netherlands	205,283,721
	SPAIN (2.4%)
	CONSUMER NON-CYCLICAL
729,075	Amadeus IT Group S.A.[1]	51,386,912
	Total Spain	51,386,912
	SWEDEN (0.8%)
	INDUSTRIALS
242,731	Assa Abloy AB (Class B)	5,785,633
940,221	Hexagon AB (Class B)	10,766,380
	Total Sweden	16,552,013
	SWITZERLAND (6.9%)
	CONSUMER NON-CYCLICAL
1,067,868	Alcon, Inc.	77,923,798
231,009	DSM-Firmenich AG1	30,285,086
42,667	Sonova Holding AG	13,551,829
		121,760,713
	FINANCIALS
18,749	Partners Group Holding AG	18,260,381
	INDUSTRIALS
35,706	Sika AG	9,847,722
	Total Switzerland	149,868,816
	TAIWAN (3.9%)
	TECHNOLOGY
835,104	MediaTek, Inc.	18,161,567
777,767	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	65,565,758
	Total Taiwan	83,727,325
	UNITED KINGDOM (9.7%)
	CONSUMER CYCLICAL
11,547,720	Dowlais Group, Plc.[1]	19,264,375
	CONSUMER NON-CYCLICAL
2,323,107	Rentokil Initial, Plc.	18,495,099
	FINANCIALS
623,319	London Stock Exchange Group, Plc.	65,419,681
The accompanying notes are an integral part of these financial statements.
6

BBH PARTNER FUND – INTERNATIONAL EQUITY
PORTFOLIO OF INVESTMENTS (continued) April 30, 2023 (unaudited)
Shares/ Units		Value
	COMMON STOCK (continued)
	UNITED KINGDOM (continued)
11,547,720	Melrose Industries, Plc.	$59,483,973
2,905,141	Prudential, Plc.	44,554,349
		169,458,003
	Total United Kingdom	207,217,477
	UNITED STATES (5.4%)
	CONSUMER CYCLICAL
45,925	Lululemon Athletica, Inc.[1]	17,448,285
	CONSUMER NON-CYCLICAL
680,123	PerkinElmer, Inc.	88,749,250
30,438	S&P Global, Inc.	11,036,210
		99,785,460
	Total United States	117,233,745
	Total Common Stock (Cost $1,751,748,390)	2,018,568,427
	REGISTERED INVESTMENT COMPANIES (4.2%)
	UNITED STATES (4.2%)
90,700,000	Morgan Stanley Institutional Liquidity Funds – Treasury Securities Portfolio, Institutional Share Class	90,700,000
	Total United States	90,700,000
	Total Registered Investment Companies (Cost $90,700,000)	90,700,000
TOTAL INVESTMENTS (Cost $1,842,448,390)[3]	97.8%	$2,109,268,427
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES	2.2%	48,080,957
NET ASSETS	100.00%	$2,157,349,384

____________

1   Non-income producing security.

2  Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities owned at April 30, 2023 was $77,849,242 or 3.6% of net assets.

3  The aggregate cost for federal income tax purposes is $1,842,448,390, the aggregate gross unrealized appreciation is $354,861,301 and the aggregate gross unrealized depreciation is $88,041,264, resulting in net unrealized appreciation of $266,820,037.

The Fund’s country diversification is based on the respective security’s country of incorporation.

Abbreviation:

ADR – American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.
F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 3	7

BBH PARTNER FUND – INTERNATIONAL EQUITY
PORTFOLIO OF INVESTMENTS (continued) April 30, 2023 (unaudited)

Fair Value Measurements

The Fund is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including, for example, the risk inherent in a particular valuation technique used to measure fair value, including the model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Authoritative guidance establishes three levels of the fair value hierarchy as follows:

— Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities.

— Level 2 – significant other observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.).

— Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

Financial assets within Level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations and over-the-counter derivatives and foreign equity securities whose values could be impacted by events occurring before the Fund’s pricing time, but after the

The accompanying notes are an integral part of these financial statements.
8

BBH PARTNER FUND – INTERNATIONAL EQUITY
PORTFOLIO OF INVESTMENTS (continued) April 30, 2023 (unaudited)

close of the securities’ primary markets and are, therefore, fair valued according to procedures adopted by the Board of Trustees. As Level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within Level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2023.

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of April 30, 2023
Common Stock:
Canada	$116,493,220	$—	$—	$116,493,220
Cayman Islands	32,764,509	80,152,986	—	112,917,495
Finland	—	24,103,458	—	24,103,458
France	—	375,837,281	—	375,837,281
Germany	—	172,810,891	—	172,810,891
Hong Kong	—	128,296,133	—	128,296,133
Ireland	13,951,435	81,869,277	—	95,820,712
Japan	—	78,908,290	—	78,908,290
Jersey	1,998,399	40,869,609	—	42,868,008
Luxembourg	27,142,443	12,100,487	—	39,242,930
Netherlands	—	205,283,721	—	205,283,721
Spain	—	51,386,912	—	51,386,912
Sweden	—	16,552,013	—	16,552,013
Switzerland	—	149,868,816	—	149,868,816
Taiwan	65,565,758	18,161,567	—	83,727,325
United Kingdom	—	207,217,477	—	207,217,477
United States	117,233,745	—	—	117,233,745
Registered Investment Companies:
United States	90,700,000	—	—	90,700,000
Investments, at value	$465,849,509	$1,643,418,918	$—	$2,109,268,427
The accompanying notes are an integral part of these financial statements.
F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 3	9

BBH PARTNER FUND – INTERNATIONAL EQUITY
STATEMENT OF ASSETS AND LIABILITIES April 30, 2023 (unaudited)
ASSETS:
Investments in securities, at value (Cost $1,842,448,390)	$2,109,268,427
Cash	42,376,841
Foreign currency at value (Cost $586,984)	587,387
Receivables for:
Dividends	6,447,395
Shares sold	158,380
Interest	87,952
Prepaid expenses	54,338
Total Assets	2,158,980,720
LIABILITIES:
Payables for:
Investment advisory and administrative fees	987,285
Shares redeemed	456,605
Custody and fund accounting fees	120,821
Professional fees	37,759
Transfer agent fees	5,915
Board of Trustees’ fees	310
Accrued expenses and other liabilities	22,641
Total Liabilities	1,631,336
NET ASSETS	$2,157,349,384

Net Assets Consist of:
Paid-in capital	$2,240,011,508
Accumulated deficit	(82,662,124)
Net Assets	$2,157,349,384

NET ASSET VALUE AND OFFERING PRICE PER SHARE
CLASS I SHARES
($2,157,349,384 ÷ 144,180,497 shares outstanding)	$14.96
The accompanying notes are an integral part of these financial statements.
10

BBH PARTNER FUND – INTERNATIONAL EQUITY
STATEMENT OF OPERATIONS For the six months ended April 30, 2023 (unaudited)
NET INVESTMENT INCOME:
Income:
Dividends (net of foreign withholding taxes of $779,228)	$11,800,828
Interest income from affiliates	516,843
Other income	1,860
Total Income	12,319,531

Expenses:
Investment advisory and administrative fees	6,501,361
Custody and fund accounting fees	203,673
Board of Trustees’ fees	43,638
Professional fees	38,540
Transfer agent fees	18,350
Miscellaneous expenses	74,660
Total Expenses	6,880,222
Net Investment Income	5,439,309

NET REALIZED AND UNREALIZED GAIN:
Net realized loss on investments in securities	(141,950,157)
Net realized loss on foreign exchange transactions and translations	(3,085)
Net realized loss on investments in securities and foreign exchange transactions and translations	(141,953,242)
Net change in unrealized appreciation/(depreciation) on investments in securities	497,301,624
Net change in unrealized appreciation/(depreciation) on foreign currency translations	378,585
Net change in unrealized appreciation/(depreciation) on investments in securities and foreign currency translations	497,680,209
Net Realized and Unrealized Gain	355,726,967
Net Increase in Net Assets Resulting from Operations	$361,166,276
The accompanying notes are an integral part of these financial statements.
F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 3	11

BBH PARTNER FUND – INTERNATIONAL EQUITY
STATEMENTS OF CHANGES IN NET ASSETS
	For the six months ended April 30, 2023 (unaudited)	For the year ended October 31, 2022
INCREASE/(DECREASE) IN NET ASSETS FROM:
Operations:
Net investment income	$5,439,309	$10,567,432
Net realized loss on investments in securities and foreign exchange transactions and translations	(141,953,242)	(200,401,245)
Net change in unrealized appreciation/(depreciation) on investments in securities and foreign currency translations	497,680,209	(712,758,587)
Net increase/(decrease) in net assets resulting from operations	361,166,276	(902,592,400)

Dividends and distributions declared:
Class I	(10,360,602)	(306,843,011)

Share transactions:
Proceeds from sales of shares	63,268,098	800,932,741
Net asset value of shares issued to shareholders for reinvestment of dividends and distributions	276,268	11,341,834
Cost of shares redeemed	(307,413,384)	(270,792,352)
Net increase/(decrease) in net assets resulting from share transactions	(243,869,018)	541,482,223
Total increase/(decrease) in net assets	106,936,656	(667,953,188)
NET ASSETS:
Beginning of period/year	2,050,412,728	2,718,365,916
End of period/year	$2,157,349,384	$2,050,412,728
The accompanying notes are an integral part of these financial statements.
12

BBH PARTNER FUND – INTERNATIONAL EQUITY
FINANCIAL HIGHLIGHTS Selected per share data and ratios for a Class I share outstanding throughout each period/year.
	For the six months ended April 30, 2023 (unaudited)	For the years ended October 31,
		2022	2021	2020	2019	2018
Net asset value, beginning of period/year	$12.68	$21.10	$17.73	$16.15	$14.90	$16.75
Income from investment operations:
Net investment income[1]	0.04	0.07	0.14	0.04	0.10	0.18
Net realized and unrealized gain/(loss)	2.31	(6.14)	3.79	1.81	2.19	(0.83)
Total income/(loss) from investment operations	2.35	(6.07)	3.93	1.85	2.29	(0.65)
Dividends and distributions to shareholders:
From net investment income	(0.07)	(0.13)	(0.04)	(0.09)	(0.16)	(0.10)
From net realized gains	—	(2.22)	(0.52)	(0.18)	(0.88)	(1.10)
Total dividends and distributions to shareholders	(0.07)	(2.35)	(0.56)	(0.27)	(1.04)	(1.20)
Net asset value, end of period/year	$14.96	$12.68	$21.10	$17.73	$16.15	$14.90
Total return[2]	18.55%[3]	(31.91)%	22.38%	11.59%	16.92%	(4.12)%

Ratios/Supplemental data:
Net assets, end of period/year (in millions)	$2,157	$2,050	$2,718	$2,029	$1,790	$1,506
Ratio of expenses to average net assets before reductions	0.64%[4]	0.68%	0.68%	0.69%	0.71%	0.68%
Expense offset arrangement	—%[4]	—%	—%	—%	(0.01)%	(0.03)%
Ratio of expenses to average net assets after reductions	0.64%[4]	0.68%	0.68%	0.69%	0.70%	0.65%
Ratio of net investment income to average net assets	0.51%[4]	0.45%	0.65%	0.22%	0.66%	1.15%
Portfolio turnover rate	26%[3]	52%	86%	77%	135%	124%

____________

1       Calculated using average shares outstanding for the period/year.

2       Assumes reinvestment of distributions.

3       Not annualized.

4       Annualized.

The accompanying notes are an integral part of these financial statements.
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NOTES TO FINANCIAL STATEMENTS April 30, 2023 (unaudited)

1.  Organization. The Fund is a separate, diversified series of BBH Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was originally organized under the laws of the State of Maryland on July 16, 1990 as BBH Fund, Inc. and re-organized as a Delaware statutory trust on June 12, 2007. The Fund commenced operations on June 6, 1997 and currently offers one class, Class I. The investment objective of the Fund is to provide investors with long-term maximization of total return, primarily through capital appreciation. Under normal circumstances, at least 80% of the net assets of the Fund, plus any borrowings for investment purposes, are invested in equity securities of companies in the developed and emerging markets of the world, excluding the United States. As of April 30, 2023, there were eight series of the Trust.

2. Significant Accounting Policies. The Fund’s financial statements are prepared in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services – Investment Companies. The following summarizes significant accounting policies of the Fund:

A. Valuation of Investments. (1) The value of investments listed on a securities exchange is based on the last sale price on that exchange prior to the time when assets are valued, or in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange; (2) securities not traded on an exchange are valued at the average of the quoted bid and asked prices in the over-the-counter market; (3) securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board of Trustees (the “Board”); (4) for securities traded on international exchanges, if events which may affect the value of the Fund’s securities occur after the close of the primary exchange on which such securities trade and before the Fund’s net asset value is next determined, then those securities will be fair valued as determined in good faith under supervision of the Board. The Fund currently uses a systematic fair value model provided by an independent third party to adjust the observed values of international securities on a daily basis; (5) short-term investments, which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Fund was more than 60 days, unless the use of amortized cost is determined not to represent “fair value” by the Board.

B. Accounting for Investments and Income. Investment transactions are accounted for on the trade date. Realized gains and losses on investment transactions are determined based on the identified cost method. Dividend income and other distributions received from portfolio securities are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of securities received at ex-date. Distributions received on securities that represent a return of capital are recorded as a reduction of cost of investments. Distributions received on securities that represent a capital gain are recorded as a realized gain. Interest income is accrued daily. Investment income is recorded net of any foreign taxes withheld where recovery of such tax is uncertain.

14

BBH PARTNER FUND – INTERNATIONAL EQUITY
NOTES TO FINANCIAL STATEMENTS (continued) April 30, 2023 (unaudited)

C. Fund Expenses. Most expenses of the Trust can be directly attributed to a specific fund. Expenses which cannot be directly attributed to a fund are generally apportioned among each fund in the Trust on a net assets basis. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

D. Forward Foreign Currency Exchange Contracts. The Fund may enter into forward foreign currency exchange contracts (“Contracts”) in connection with planned purchases or sales of securities to economically hedge the U.S. dollar value of securities denominated in a particular currency, or to increase or shift its exposure to a currency other than U.S. dollars. The Fund has no specific limitation on the percentage of assets which may be committed to these types of Contracts. The Fund could be exposed to risks if the counterparties to the Contracts are unable to meet the terms of their Contracts or if the value of the foreign currency changes unfavorably. The U.S. dollar values of foreign currency underlying all contractual commitments held by the Fund are determined using forward foreign currency exchange rates supplied by a quotation service. During the six months ended April 30, 2023, the Fund had no open contracts.

E. Foreign Currency Translations. The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange of such currency against the U.S. dollar to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Upon the purchase or sale of a security denominated in foreign currency, the Fund may enter into forward foreign currency exchange contracts for the purchase or sale, for a fixed amount of U.S. dollars, of the amount of foreign currency involved in the underlying security transaction. Reported net realized gains and losses arise from the sales of portfolio securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. The effect of changes in foreign exchange rates on foreign denominated securities is reflected in the net realized and unrealized gain or loss on investments in securities and foreign exchange transactions and translations and net change in unrealized appreciation or depreciation on investments in securities and foreign currency translations within the Statement of Operations. Net unrealized appreciation or depreciation on foreign currency translations arise from changes in the value of the assets and liabilities, excluding investments in securities, at period end, resulting from changes in the exchange rate.

F.  Rule 144A Securities. The Fund may purchase securities that are not registered under the Securities Act of 1933, as amended (“1933 Act”) but that can be sold to “qualified institutional buyers” in accordance with the requirements stated in Rule 144A under the 1933 Act (“Rule 144A Securities”). A Rule 144A Security may be considered illiquid, under SEC Regulations for open-end investment companies, and therefore subject to the 15% limitation on the purchase of illiquid securities, unless it is determined on an ongoing basis that an adequate trading market exists for

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BBH PARTNER FUND – INTERNATIONAL EQUITY
NOTES TO FINANCIAL STATEMENTS (continued) April 30, 2023 (unaudited)

the security, which is the case for the Fund. Guidelines have been adopted and the daily function of determining and monitoring liquidity of Rule 144A Securities has been delegated to the investment adviser. All relevant factors will be considered in determining the liquidity of Rule 144A Securities and all investments in Rule 144A Securities will be carefully monitored. Information regarding Rule 144A Securities is included at the end of the Portfolio of Investments.

G. Federal Income Taxes. The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on net realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities and as an expense in the Statement of Operations.

It is the Trust’s policy to comply with the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. The Fund files a tax return annually using tax accounting methods required under provisions of the Code, which may differ from GAAP, which is the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported in these financial statements may differ from that reported on the Fund’s tax return, due to certain book-to-tax timing differences such as losses deferred due to “wash sale” transactions and utilization of capital loss carryforwards. These differences may result in temporary over-distributions for financial statement purposes and are classified as distributions in excess of accumulated net realized gains or net investment income. These distributions do not constitute a return of capital. Permanent differences are reclassified between paid-in capital and retained earnings/(accumulated deficit) within the Statement of Assets and Liabilities based upon their tax classification. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV.

The Fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (“ASC 740”). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund did not have any unrecognized tax benefits as of October 31, 2022, nor were there any increases or decreases in unrecognized tax benefits for the year then ended. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statement of Operations. During the six months ended April 30, 2023, the Fund did not incur any such interest or penalties. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for the prior three years. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

16

BBH PARTNER FUND – INTERNATIONAL EQUITY
NOTES TO FINANCIAL STATEMENTS (continued) April 30, 2023 (unaudited)

H. Dividends and Distributions to Shareholders. Dividends and distributions from net investment income to shareholders, if any, are paid annually and are recorded on the ex-dividend date. Distributions from net capital gains, if any, are generally declared and paid annually and are recorded on the ex-dividend date. The Fund declared dividends and distributions in the amount of $10,360,602 to Class I shares during the six months ended April 30, 2023. In addition, the Fund designated a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

The tax character of distributions paid during the years ended October 31, 2022 and 2021, respectively, were as follows:

Distributions paid from:
	Ordinary income	Net long-term capital gain	Total taxable distributions	Tax return of capital	Total distributions paid
2022:	$114,819,518	$192,023,493	$306,843,011	$ —	$306,843,011
2021:	37,710,191	26,881,831	64,592,022	—	64,592,022

As of October 31, 2022 and 2021, respectively, the components of retained earnings/(accumulated deficit) were as follows:

Components of retained earnings/(accumulated deficit):
	Undistributed ordinary income	Undistributed long-term capital gain	Accumulated capital and other losses	Other book/tax temporary differences	Unrealized appreciation/ (depreciation)	Total retained earnings/ (accumulated deficit)
2022:	$10,356,068	$ —	$(193,247,052)	$(19,713,300)	$(230,863,514)	$(433,467,798)
2021:	114,801,126	192,022,872	—	(12,751,458)	481,895,073	775,967,613

The Fund had $193,247,052 of post-December 22, 2010 net capital loss carryforwards as of October 31, 2022, of which $127,511,575 and $65,735,477, is attributable to short-term and long-term capital losses, respectively.

The Fund is permitted to carryforward capital losses for an unlimited period and they will retain their character as either short-term or long-term capital losses rather than being considered all short-term capital losses.

Total distributions paid may differ from amounts reported in the Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid.

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

To the extent future capital gains are offset by capital loss carryforwards, if any, such gains will not be distributed.

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BBH PARTNER FUND – INTERNATIONAL EQUITY
NOTES TO FINANCIAL STATEMENTS (continued) April 30, 2023 (unaudited)

I.  Use of Estimates. The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results could differ from these estimates.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory and Administrative Fees. Under a combined Investment Advisory and Administrative Services Agreement (“Agreement”) with the Trust, Brown Brothers Harriman & Co. (“BBH”) through a separately identifiable department (“SID” or “Investment Adviser”) provides investment advisory, portfolio management and administrative services to the Fund. BBH employs a “manager-of-managers” investment approach, whereby it allocates the Fund’s assets to the Fund’s sub-adviser, currently Select Equity Group, L.P. (“Select Equity Group” or the “Sub-adviser”). The Sub-adviser is responsible for investing the assets of the Fund and the Investment Adviser oversees the Sub-adviser and evaluates its performance results. The Fund’s investment advisory and administrative services fee is calculated daily and paid monthly at an annual rate equivalent to 0.60% per annum on the first $3 billion of average daily net assets and 0.55% per annum on all average daily net assets over $3 billion. Prior to November 18, 2022, the Fund paid the Investment Adviser a combined fee, equal to 0.65% per annum for the first $3 billion and 0.60% per annum for amounts over $3 billion of the average daily net assets of the Fund. The Investment Adviser pays its Sub-adviser a percentage from its investment advisory and administrative fees. For the six months ended April 30, 2023, the Fund incurred $6,501,361 for services under the Agreement.

B. Custody and Fund Accounting Fees. BBH acts as a custodian and fund accountant and receives custody and fund accounting fees from the Fund calculated daily and incurred monthly. BBH holds all of the Fund’s cash and investments and calculates the Fund’s daily net asset value. The custody fee is an asset and transaction-based fee. The fund accounting fee is an asset-based fee calculated at 0.004% per annum of the Fund’s net asset value. For the six months ended April 30, 2023, the Fund incurred $203,673 in custody and fund accounting fees. As per agreement with the Fund’s custodian, the Fund receives interest income on cash balances held by the custodian at the BBH Base Rate. The BBH Base Rate is defined as BBH’s effective trading rate in local money markets on each day. The total interest earned by the Fund for the six months ended April 30, 2023 was $516,843. This amount is included in “Interest income from affiliates” in the Statement of Operations. In the event that the Fund is overdrawn, under the custody agreement with BBH, BBH will make overnight loans to the Fund to cover overdrafts. Pursuant to their agreement, the Fund will pay the BBH Overdraft Base Rate plus 2% on the day of the overdraft. The total interest incurred by the Fund for the six months ended April 30, 2023, was $21,719. This amount is included under line item “Custody and fund accounting fees” in the Statement of Operations.

18

BBH PARTNER FUND – INTERNATIONAL EQUITY
NOTES TO FINANCIAL STATEMENTS (continued) April 30, 2023 (unaudited)

C. Board of Trustees’ Fees. Each Trustee who is not an “interested person” as defined under the 1940 Act receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the six months ended April 30, 2023, the Fund incurred $43,638 in independent Trustee compensation and expense reimbursements.

D. Officers of the Trust. Officers of the Trust are also employees of BBH. Officers are paid no fees by the Trust for their services to the Trust.

4. Investment Transactions. For the six months ended April 30, 2023, the cost of purchases and the proceeds of sales of investment securities, other than short-term investments, were $553,356,679 and $871,677,051, respectively.

5. Shares of Beneficial Interest. The Trust is permitted to issue an unlimited number of Class I shares of beneficial interest, at no par value. Transactions in Class I shares were as follows:

	For the six months ended April 30, 2023 (unaudited)		For the year ended October 31, 2022
	Shares	Dollars	Shares	Dollars
Class I
Shares sold	4,421,818	$63,268,098	50,632,813	$800,932,741
Shares issued in connection with reinvestments of dividends	19,947	276,268	642,233	11,341,834
Shares redeemed	(21,913,624)	(307,413,384)	(18,483,521)	(270,792,352)
Net increase/(decrease)	(17,471,859)	$(243,869,018)	32,791,525	$541,482,223

6. Principal Risk Factors and Indemnifications.

A. Principal Risk Factors. Investing in the Fund may involve certain risks, as discussed in the Fund’s prospectus, including, but not limited to, those described below:

A shareholder may lose money by investing in the Fund (investment risk). The Fund is actively managed and the decisions by the Sub- Adviser may cause the Fund to incur losses or miss profit opportunities (management risk). Price movements may occur due to factors affecting individual companies, such as the issuance of an unfavorable earnings report, or other events affecting particular industries or the equity market as a whole (equity securities risk). The value of securities held by the Fund may fall due to changing economic, political, regulatory or market conditions, or due to a company’s or issuer’s individual situation. Natural disasters, the spread of infectious illness and other public health emergencies, recession, terrorism and other unforeseeable events may lead to increased market

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NOTES TO FINANCIAL STATEMENTS (continued) April 30, 2023 (unaudited)

volatility and may have adverse effects on world economies and markets generally (market risk). The Fund may, from time to time, invest in a limited number of issuers. As a result, the appreciation or depreciation of any one security held by the Fund will have a greater impact on the Fund’s net asset value than it would if the Fund invested in a larger number of securities. Although that strategy has the potential to generate attractive returns over time, it also increases the Fund’s volatility and may lead to greater losses (concentrated portfolio holdings risk). There are certain risks associated with investing in securities of companies based outside of the United States, including, but not limited to, recovery of tax withheld by foreign jurisdictions (Non-U.S. investment risk), capital controls imposed by foreign governments in response to economic or political events that may impact the ability of the Fund to buy, sell or otherwise transfer securities or currency (capital controls risk), and risks from investing in securities of issuers based in developing countries (emerging markets risk). Non-U.S. currencies invested in by the Fund may depreciate against the U.S. dollar (currency exchange rate risk). The Fund’s shareholders may be adversely impacted by asset allocation decisions made by an investment adviser whose discretionary clients make up a large percentage of the Fund’s shareholders (shareholder concentration risk). The derivatives held by the Fund which include, forwards, futures, options, rights and warrants, may be riskier than other types of investments and may increase the volatility of the Fund (derivatives risk). Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s original investment. Derivatives expose the Fund to counter-party risk, which is the risk that the derivative counterparty will not fulfill its contractual obligations (and includes credit risk associated with the counterparty). Because the Fund invests in large cap company securities, it may underperform other funds during periods when the Fund’s large cap securities are out of favor (large cap company risk). The extent of the Fund’s exposure to these risks in respect to these financial assets is included in their value as recorded in the Fund’s Statement of Assets and Liabilities.

Please refer to the Fund’s prospectus for a complete description of the principal risks of investing in the Fund.

B. Indemnifications. Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

7. Subsequent Events. Management has evaluated events and transactions that have occurred since April 30, 2023 through the date the financial statements were issued and determined that there were no subsequent events that would require recognition or additional disclosure in the financial statements.

20

BBH PARTNER FUND – INTERNATIONAL EQUITY
DISCLOSURE OF FUND EXPENSES April 30, 2023 (unaudited)

EXAMPLE

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested distributions, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (November 1, 2022 to April 30, 2023).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% Hypothetical Example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

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BBH PARTNER FUND – INTERNATIONAL EQUITY
DISCLOSURE OF FUND EXPENSES (continued) April 30, 2023 (unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2022	Ending Account Value April 30, 2023	Expenses Paid During Period November 1, 2022 to April 30, 2023[1]
Class I
Actual	$ 1,000	$ 1,186	$ 3.47
Hypothetical[2]	$ 1,000	$ 1,022	$ 3.21

____________

1  Expenses are equal to the Fund’s annualized expense ratio of 0.64% for I shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2   Assumes a return of 5% before expenses. For the purposes of the calculation, the applicable annualized expenses ratio for each class of shares is subtracted from the assumed return before expenses.

22

BBH PARTNER FUND – INTERNATIONAL EQUITY
DISCLOSURE OF ADVISOR SELECTION April 30, 2023 (unaudited)

Investment Advisory and Administrative Services and Sub-Advisory Agreements Approval

The 1940 Act requires that a fund’s investment advisory agreements must be approved both by a fund’s board of trustees and by a majority of the trustees who are not parties to the investment advisory agreements or “interested persons” of any party (“Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board, a majority of which is comprised of Independent Trustees, held a telephonic meeting on November 17, 2022 and an in-person meeting on December 13, 2022, to consider whether to renew the combined Amended and Restated Investment Advisory and Administrative Services Agreement (the “Advisory Agreement”) between the Trust and the Investment Adviser with respect to the existing funds in the Trust, including the Fund. At these meetings the Board also considered the renewal of the sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Advisory Agreement, the “Agreements”) between the Investment Adviser and Select Equity Group, L.P. (“Select Equity Group” or the “Sub-Adviser”). At the December 13, 2022 meeting, the Board voted to approve the renewal of the Agreements with respect to the Fund for an additional one-year term. In doing so, the Board determined that the terms of the Agreements were fair and reasonable in the best interest of the Fund and its shareholders, and that it had received sufficient information to make an informed business decision with respect to the continuation of the Agreements.

Both in the meetings specifically held to address the continuance of the Agreements and at other meetings over the course of the year, the Board requested, received and assessed a variety of materials provided by the Investment Adviser, Sub-Adviser and BBH, including, among other things, information about the nature, extent and quality of the services provided to the Fund by the Investment Adviser, the Sub-Adviser and BBH, including investment management and administrative, the oversight of Fund service providers, marketing, risk oversight, compliance, and the ability to meet applicable legal and regulatory requirements.

The Board also received comparative performance and fee and expense information for the Fund prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) using data from Lipper Inc., an independent provider of investment company data (“Lipper Report”). The Board reviewed this report with Broadridge, Fund Counsel and BBH. The Board received from, and discussed with, counsel to the Trust (“Fund Counsel”) a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements under the 1940 Act, as well as the guidance provided in Gartenberg v. Merrill Lynch Asset Management, Inc., which was affirmed in Jones v. Harris Associates, L.P. In addition, the Board met in executive session outside the presence of Fund management.

In approving the continuation of the Agreements, the Board considered: (a) the nature, extent and quality of services provided by the Investment Adviser and Sub-Adviser; (b) the investment performance of the Fund; (c) the advisory fee and the cost of the services and profits to be realized by the Investment Adviser from its relationship with the Fund; (d) the Fund’s costs to investors compared to the costs of comparative funds and performance compared to the relevant performance of comparative funds; (e) the sharing of potential economies of scale; (f) fall-out benefits to the Investment Adviser as a result of its relationship with the Fund; and (g) other factors deemed relevant by the Board. The

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DISCLOSURE OF ADVISOR SELECTION (continued) April 30, 2023 (unaudited)

following is a summary of the factors the Board considered in making its determination to approve the continuance of the Agreements. No single factor reviewed by the Board was identified as the principal factor in determining whether to approve the Advisory Agreement, and individual Trustees may have given different weight to various factors. The Board reviewed these factors with Fund Counsel. The Board concluded that the fees paid by the Fund to the Investment Adviser and Select Equity Group were reasonable based on the comparative performance, expense information, the cost of the services provided, and the profits realized by the Investment Adviser.

Nature, Extent and Quality of Services

The Board noted that, under the Advisory Agreement and with respect to the Fund, the Investment Adviser, subject to the supervision of the Board, is responsible for providing administrative services and overseeing the investment advisory services provided to the Fund under the same fee structure. Pursuant to the Sub-Advisory Agreement, the Sub-Adviser, subject to the supervision of the Investment Adviser and the Board is responsible for providing a continuous investment program and making purchases and sales of portfolio securities consistent with the Fund’s investment objective and policies.

The Board received and considered information during the December 13, 2022 meeting, and over the course of the previous year, regarding the nature, extent and quality of services provided to the Fund by the Investment Adviser including: the supervision of the Sub-Adviser, supervision of operations and compliance and regulatory filings, disclosures to Fund shareholders, general oversight of service providers, organizing Board meetings and preparing the materials for such Board meetings, assisting the Board (including the Independent Trustees in their capacity as Trustees), legal and Chief Compliance Officer services for the Trust, and other services necessary for the operation of the Fund. The Board considered the resources of the Investment Adviser and BBH, as a whole, dedicated to the Fund noting that, pursuant to separate agreements, BBH also provides custody and fund accounting services to the Fund. The Board considered the depth and range of services provided pursuant to the Agreement, noting that the Investment Adviser also coordinates the provision of services to the Fund by affiliated and nonaffiliated service providers.

The Board considered the scope and quality of services provided by the Investment Adviser under the Advisory Agreement. The Board also considered the policies and practices followed by BBH and the Investment Adviser. The Board noted that during the course of its regular meetings it received reports on each of the foregoing topics. The Board concluded that, overall, they were satisfied with the nature, extent and quality of the investment advisory and administrative services provided, and expected to be provided, to the Fund pursuant to the Agreements. The Board received and considered information, during the meeting held on December 13, 2022, and over the course of the year, regarding the nature, extent and quality of services provided to the Fund by the Sub-Adviser, particularly portfolio management in light of the narrower scope of services performed by the Sub-Adviser. The Board also considered brokerage policies and practices and the standards applied in seeking best execution. The Board reviewed the qualifications of the key investment personnel primarily responsible for the day-to-day portfolio management of the Fund.

24

BBH PARTNER FUND – INTERNATIONAL EQUITY
DISCLOSURE OF ADVISOR SELECTION (continued) April 30, 2023 (unaudited)

Fund Performance

At the November 17, 2022 and December 13, 2022 meetings, and throughout the year, the Board received and considered performance information for the Fund provided by BBH. The Board considered the Fund’s performance relative to a peer category of other mutual funds in a report compiled by Broadridge. As part of this review, the Trustees considered the composition of the peer category, selection criteria and reputation of Broadridge who prepared the peer category analysis. The Board reviewed and discussed, with both BBH and Broadridge, the report’s findings and discussed the positioning of the Fund relative to the selected peer category.

The Board considered short-term and long-term investment performance for the Fund over various periods of time as compared to a selection of peer funds, noting the Fund’s below average performance in the 1-, 2-, 3- and 4- year periods and average performance in the 5- and 10-year periods ended September 30, 2022. They further noted the Fund’s historical track record of positive absolute returns was consistent with the investment approach communicated to investors. In evaluating the performance of the Fund, the Board considered the risk expectations for the Fund as well as the level of Fund performance in the context of Fund expenses and the Investment Adviser’s profitability.

Costs of Services Provided and Profitability

The Board considered the fee rates paid by the Fund to the Investment Adviser and BBH in light of the nature, extent and quality of the services provided to the Fund. The Board considered the depth and range of services provided pursuant to the Advisory Agreement, noting that the Investment Adviser also coordinates the provision of services to the Fund by affiliated and nonaffiliated service providers. The Board received and considered information comparing the Fund’s combined investment advisory and administration fee and the Fund’s net operating expenses with those of other comparable mutual funds, such peer group and comparisons having been selected and calculated by Broadridge, noting that the Fund compared favorably to the selected peer-set. The Board recognized that it is difficult to make comparisons of the fee rate, or of combined advisory and administration fees, because there are variations in the services that are included in the fees paid by other funds. The Board concluded that the advisory and administration fee appeared to be both reasonable in light of the services rendered and the result of arm’s length negotiations.

The Board also considered the fees paid to the Sub-Adviser for their services to the Fund. The compensation paid to the Sub-Adviser is paid by the Investment Adviser, not the Fund directly, and, accordingly, the retention of the Sub-Adviser does not increase the fees or expenses otherwise incurred by the Fund’s shareholders.

With regard to profitability, the Trustees considered the compensation flowing to the Adviser and BBH, directly or indirectly, and to the Sub-Adviser. The Board reviewed profitability data for the Fund using data from October 1, 2021 through September 30, 2022, for both the Investment Adviser and BBH. The data also included the effect of revenue generated by the custody and fund accounting and administration fees paid

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 3	25

BBH PARTNER FUND – INTERNATIONAL EQUITY
DISCLOSURE OF ADVISOR SELECTION (continued) April 30, 2023 (unaudited)

by the Fund to BBH and corresponding expenses. The Board conducted a detailed review of the expense allocation methods used in preparing the profitability data. The Board also reviewed the Sub-Adviser’s profitability data for the Fund.

The Board also considered the effect of fall-out benefits on the expenses of the Investment Adviser and BBH such as the increased visibility of BBH’s investment management business due to the distribution of the Funds. The Board focused on profitability of the Investment Adviser’s and BBH’s relationships with the Fund before taxes and distribution expenses. The Board concluded that neither the Investment Adviser and BBH’s nor the Sub-Adviser’s profitability was excessive in light of the nature, extent and quality of services provided to the Fund. The Board considered other benefits received by BBH, the Investment Adviser, and the Sub-Adviser, as applicable, as a result of their relationships with the Fund. These other benefits include proprietary research received from brokers that execute the Fund’s purchases and sales of securities and fees received for being the Fund’s administrator, custodian and fund accounting agent. In light of the costs of providing services pursuant to the Advisory Agreement as well as the Investment Adviser and BBH’s commitment to the Fund, the ancillary benefits that the Investment Adviser and BBH received were considered reasonable.

Economies of Scale

The Board also considered the existence of economies of scale and whether those economies are passed along to the Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by the Investment Adviser and BBH. The Board considered the fee schedule for the Fund, noting the existence of a graduated investment advisory fee. Based on information they had been provided over many years, the Board observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there appeared to be no uniformity or pattern in the fees and asset levels at which breakpoints apply. In light of the Fund’s current size and expense structure, the Board concluded that the current breakpoints for the Fund were reasonable. The Board concluded that the fees paid by the Fund to the Investment Adviser, and from the Investment Adviser to the Sub-Adviser, were reasonable based on the comparative performance, expense information, the cost of the services comparative performance, expense information, the cost of the services provided and the profits to be realized by the Investment Adviser.

26

BBH PARTNER FUND – INTERNATIONAL EQUITY
CONFLICTS OF INTEREST April 30, 2023 (unaudited)

Description of Potential Material Conflicts of Interest – Investment Adviser and Sub-Adviser

BBH, including the Investment Adviser, and the Sub-Adviser provide discretionary and non-discretionary investment management services and products to corporations, institutions and individual investors throughout the world. As a result, in the ordinary course of its businesses, BBH, including the Investment Adviser, and the Sub-Adviser may engage in activities in which its interests or the interests of its clients may conflict with or be adverse to the interests of the Fund. In addition, certain of such clients (including the Fund) utilize the services of BBH for which they will pay to BBH customary fees and expenses that will not be shared with the Fund.

The Investment Adviser and the Sub-Adviser have adopted and implemented policies and procedures that seek to manage conflicts of interest. Pursuant to such policies and procedures, the Investment Adviser and the Sub-Adviser monitor a variety of areas, including compliance with fund investment guidelines and compliance with their respective Codes of Ethics.

The Trust also manages these conflicts of interest. For example, the Trust has designated a Chief Compliance Officer (“CCO”) and has adopted and implemented policies and procedures designed to manage the conflicts identified below and other conflicts that may arise in the course of the Fund’s operations in such a way as to safeguard the Fund from being negatively affected as a result of any such potential conflicts. From time to time, the Trustees receive reports from the Investment Adviser, the Sub-Adviser and the Trust’s CCO on areas of potential conflict.

Investors should carefully review the following, which describes potential and actual conflicts of interest that BBH, the Investment Adviser and Sub-Adviser can face in the operation of their respective investment management services. This section is not, and is not intended to be, a complete enumeration or explanation of all of the potential conflicts of interest that may arise. The Investment Adviser, the Sub-Adviser and the Fund have adopted policies and procedures reasonably designed to appropriately prevent, limit or mitigate the conflicts of interest described below. Additional information about potential conflicts of interest regarding the Investment Adviser is set forth in the Investment Adviser’s Form ADV. A copy of Part 1 and Part 2A of the Investment Adviser’s Form ADV is available on the SEC’s website (www.adviserinfo.sec.gov). In addition, many of the activities that create these conflicts of interest are limited and/or prohibited by law, unless an exception is available.

Other Clients and Allocation of Investment Opportunities. BBH, the Investment Adviser, and the Sub-Adviser manage funds and accounts of clients other than the Fund (“Other Clients”). In general, BBH, the Investment Adviser, and the Sub-Adviser face conflicts of interest when they render investment advisory services to different clients and, from time to time, provide dissimilar investment advice to different clients. Investment decisions will not necessarily be made in parallel among the Fund and Other Clients. Investments made by the Fund do not, and are not intended to, replicate the investments, or the investment methods and strategies, of Other Clients. Accordingly, such Other Clients may produce results that are materially different from those experienced by the Fund. Certain other conflicts of interest may arise in connection with a portfolio manager’s management of the Fund’s investments, on the one

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 3	27

BBH PARTNER FUND – INTERNATIONAL EQUITY
CONFLICTS OF INTEREST (continued) April 30, 2023 (unaudited)

hand, and the investments of other funds or accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various funds or accounts managed by the Investment Adviser or Sub-Adviser could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund. From time to time, the Investment Adviser and Sub-Adviser sponsor funds and other investment pools and accounts which engage in the same or similar businesses as the Fund using the same or similar investment strategies. To the extent that the same investment opportunities might be desirable for more than one account or fund, possible conflicts could arise in determining how to allocate them because the Investment Adviser or Sub-Adviser may have an incentive to allocate investment opportunities to certain accounts or funds. However, BBH, the Investment Adviser and Sub-Adviser have implemented policies and procedures designed to ensure that information relevant to investment decisions is disseminated promptly within its portfolio management teams and investment opportunities are allocated equitably among different clients. The policies and procedures require, among other things, objective allocation for limited investment opportunities, and documentation and review of justifications for any decisions to make investments only for select accounts or in a manner disproportionate to the size of the account. Nevertheless, access to investment opportunities may be allocated differently among accounts due to the particular characteristics of an account, such as size of the account, cash position, tax status, risk tolerance and investment restrictions or for other reasons.

Actual or potential conflicts of interest may also arise when a portfolio manager has management responsibilities to multiple accounts or funds, resulting in unequal commitment of time and attention to the portfolio management of the funds or accounts.

Affiliated Service Providers. Other potential conflicts might include conflicts between the Fund and its affiliated and unaffiliated service providers (e.g., conflicting duties of loyalty). In addition to providing investment management and administrative services through the SID, BBH provides custody, shareholder servicing and fund accounting services to the Fund. BBH may have conflicting duties of loyalty while servicing the Fund and/or opportunities to further its own interest to the detriment of the Fund. For example, in negotiating fee arrangements with affiliated service providers, BBH may have an incentive to agree to higher fees than it would in the case of unaffiliated providers. BBH acting in its capacity as the Fund’s administrator is the primary valuation agent of the Fund. BBH values securities and assets in the Fund according to the Fund’s valuation policies. Because the Investment Adviser’s advisory and administrative fees are calculated by reference to a Fund’s net assets, BBH and its affiliates may have an incentive to seek to overvalue certain assets.

Aggregation. Potential conflicts of interest also arise with the aggregation of trade orders. Purchases and sales of securities for the Fund may be aggregated with orders for other client accounts managed by the Sub-Adviser. The Sub-Adviser, however, is not required to aggregate orders if portfolio management decisions for different accounts are made separately, or if it is determined that aggregating is not practicable, or in cases involving client direction. Prevailing trading activity frequently may make impossible the receipt of the same price or execution on the entire volume of securities purchased or sold. When this occurs, the various prices may be averaged, and the Fund will be charged or credited with the average

28

BBH PARTNER FUND – INTERNATIONAL EQUITY
CONFLICTS OF INTEREST (continued) April 30, 2023 (unaudited)

price. Thus, the effect of the aggregation may operate on some occasions to the disadvantage of the Fund. In addition, under certain circumstances, the Fund will not be charged the same commission or commission equivalent rates in connection with an aggregated order.

Cross Trades. Under certain circumstances, the Sub-Adviser, on behalf of the Fund, may seek to buy from or sell securities to another fund or account advised by the Sub-Adviser. Subject to applicable law and regulation, the Sub-Adviser may (but is not required to) effect purchases and sales between client accounts that it manages (“cross trades”), including the Fund, if the Sub-Adviser believes such transactions are appropriate based on each party’s investment objectives and guidelines. There may be potential conflicts of interest or regulatory issues relating to these transactions which could limit the Sub-Adviser’s decision to engage in these transactions for the Fund. The Sub-Adviser may have a potentially conflicting division of loyalties and responsibilities to the parties in such transactions.

Soft Dollars. The Sub-Adviser may direct brokerage transactions and/or payment of a portion of client commissions (“soft dollars”) to specific brokers or dealers or other providers to pay for research or other appropriate services which provide, in the Sub-Adviser’s view, appropriate assistance in the investment decision-making process (including with respect to futures, fixed price offerings and over-the-counter transactions). The use of a broker that provides research and securities transaction services may result in a higher commission than that offered by a broker who does not provide such services. The Sub-Adviser will determine in good faith whether the amount of commission is reasonable in relation to the value of research and services provided and whether the services provide lawful and appropriate assistance in its investment decision-making responsibilities.

Research or other services obtained in this manner may be used in servicing any or all of the Fund and other accounts managed by the Sub-Adviser, including in connection with accounts that do not pay commissions to the broker related to the research or other service arrangements. Such products and services may disproportionately benefit other client accounts relative to the Fund based on the amount of brokerage commissions paid by the Fund and such other accounts. To the extent that the Sub-Adviser uses soft dollars, it will not have to pay for those products and services itself.

The Sub-Adviser may receive research that is bundled with the trade execution, clearing, and/or settlement services provided by a particular broker-dealer. To the extent that the Sub-Adviser receives research on this basis, many of the same conflicts related to traditional soft dollars may exist. For example, the research effectively will be paid by client commissions that also will be used to pay for the execution, clearing, and settlement services provided by the broker-dealer and will not be paid by the Sub-Adviser.

Arrangements regarding compensation and delegation of responsibility may create conflicts relating to selection of brokers or dealers to execute Fund portfolio trades and/or specific uses of commissions from Fund portfolio trades, administration of investment advice and valuation of securities.

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 3	29

BBH PARTNER FUND – INTERNATIONAL EQUITY
CONFLICTS OF INTEREST (continued) April 30, 2023 (unaudited)

Investments in BBH Funds. From time to time, BBH will invest a portion of the assets of its discretionary investment advisory clients in the Fund. That investment by BBH on behalf of its discretionary investment advisory clients in the Fund may be significant at times.

Increasing the Fund’s assets may enhance investment flexibility and diversification and may contribute to economies of scale that tend to reduce the Fund’s expense ratio. In selecting the Fund for its discretionary investment advisory clients, BBH may limit its selection to funds managed by BBH or the Investment Adviser. BBH may not consider or canvass the universe of unaffiliated investment companies available, even though there may be unaffiliated investment companies that may be more appropriate or that have superior performance. BBH, the Investment Adviser and their affiliates providing services to the Fund benefit from additional fees when the Fund is included as an investment for a discretionary investment advisory client.

BBH reserves the right to redeem at any time some or all of the shares of the Fund acquired for its discretionary investment advisory clients’ accounts. A large redemption of shares of the Fund by BBH on behalf of its discretionary investment advisory clients could significantly reduce the asset size of the Fund, which might have an adverse effect on the Fund’s investment flexibility, portfolio diversification and expense ratio.

Valuation. When market quotations are not readily available or are believed by BBH to be unreliable, the Fund’s investments will be valued at fair value by BBH pursuant to procedures adopted by the Fund’s Board of Trustees in accordance with Rule 2a-5 under the 1940 Act. When determining an asset’s “fair value,” BBH seeks to determine the price that a Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. The price generally may not be determined based on what the Fund might reasonably expect to receive for selling an asset at a later time or if it holds the asset to maturity. While fair value determinations will be based upon all available factors that BBH deems relevant at the time of the determination and may be based on analytical values determined by BBH using proprietary or third-party valuation models, fair value represents only a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining the Fund’s net asset value. As a result, the Fund’s sale or redemption of its shares at net asset value, at a time when a holding or holdings are valued by BBH (pursuant to Board-adopted procedures) at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

Referral Arrangements. BBH may enter into advisory and/or referral arrangements with third parties. Such arrangements may include compensation paid by BBH to the third party. BBH may pay a solicitation fee for referrals and/or advisory or incentive fees. BBH may benefit from increased amounts of assets under management.

Personal Trading. BBH, including the Investment Adviser, and any of their respective partners, principals, directors, officers, employees, affiliates or agents, face conflicts of interest when transacting in securities for their own accounts because they could benefit by trading in the same securities as the Fund, which could have an adverse effect on the Fund. However, BBH, including the Investment Adviser, has implemented

30

BBH PARTNER FUND – INTERNATIONAL EQUITY
CONFLICTS OF INTEREST (continued) April 30, 2023 (unaudited)

policies and procedures concerning personal trading by BBH Partners and employees. The policies and procedures are intended to prevent BBH Partners and employees with access to Fund material non-public information from trading in the same securities as the Fund.

Gifts and Entertainment. From time to time, employees of BBH, including the Investment Adviser, and any of their respective partners, principals, directors, officers, employees, affiliates or agents, may receive gifts and/or entertainment from clients, intermediaries, or service providers to the Fund or BBH, including the Investment Adviser, which could have the appearance of affecting or may potentially affect the judgment of the employees, or the manner in which they conduct business. BBH, including the Investment Adviser, has implemented policies and procedures concerning gifts and entertainment to mitigate any impact on the judgment of BBH Partners and employees.

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 3	31

BBH PARTNER FUND – INTERNATIONAL EQUITY
OPERATION AND EFFECTIVENESS OF THE FUND’S LIQUIDITY RISK MANAGEMENT PROGRAM April 30, 2023 (unaudited)

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), to promote effective liquidity risk management throughout the open-end investment company industry in order to reduce the risk that funds will be unable to meet their redemption obligations and mitigate dilution of the interests of fund shareholders.

The Board of Trustees (the “Board”) of BBH Trust has appointed three members of the Brown Brothers Harriman & Co. Mutual Fund Advisory Department, the Investment Adviser to the funds of BBH Trust (the “Funds”), as the Program Administrator for the Fund’s liquidity risk management program (the “Program”). The Board met on March 7, 2023 to review the Program for the Funds pursuant to the Liquidity Rule. The Program Administrator provided the Board with a report (the “Report”) that addressed the operations of the Program and assessed its adequacy and effectiveness for the period from February 1, 2022 through January 31, 2023 (the “Reporting Period”).

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, including the following points.

Liquidity classification. The Report described the Program’s liquidity classification methodology for categorizing the Funds’ investments into one of four liquidity buckets. The Fund classified each of its investments into one of four liquidity categories based on the number of days reasonably needed to sell and convert a reasonably anticipated sized trade of each investment into cash without significantly impacting the price of the investments. The Program Administrator relied on a third-party data provider to facilitate the classification of the Fund’s investments based on criteria in the Fund’s Program. During the Reporting Period, the Fund did not hold more than 15% of its net assets in illiquid investments.

Highly Liquid Investment Minimum. The Report noted that one aspect of the Liquidity Rule is a requirement that funds that are expected to have less than 50% of assets classified as other than “highly liquid” should establish a minimum percentage of highly liquid assets that the fund is expected to hold on an on-going basis. The Program Administrator monitors the percentages of assets in each category on an ongoing basis and, given that the Fund did not approach the 50% threshold, has made the determination that it is not necessary to assign a Highly Liquid Investment Minimum to the Fund as provided for in the Liquidity Rule.

The Fund’s investment strategy and liquidity of portfolio investments during normal and reasonably foreseeable stressed market conditions. During the Reporting Period, the Program Administrator reviewed whether the Fund’s investment strategy is appropriate for an open-end fund structure with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets and factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account.

32

BBH PARTNER FUND – INTERNATIONAL EQUITY
OPERATION AND EFFECTIVENESS OF THE FUND’S LIQUIDITY RISK MANAGEMENT PROGRAM (continued) April 30, 2023 (unaudited)

Short-term and long-term cash flow projections during normal and reasonably foreseeable stressed market conditions. During the Reporting Period, the Program Administrator reviewed historical redemption activity and used this information as a component to establish the Fund’s reasonably anticipated trading size. The Program Administrator also took into consideration other factors such as shareholder ownership concentration, applicable distribution channels and the degree of certainty associated with the Fund’s short-term and long-term cash flow projections.

Holdings of cash and cash equivalents. The Program Administrator considered the degree to which the Fund held cash and cash equivalents as a component of each Fund’s ability to meet redemption requests.

There were no material changes to the Program during the Reporting Period. The Program Administrator has informed the Board that it believes that the Fund’s Program is adequately designed, has been implemented as intended, and has operated effectively since its implementation. No material exceptions have been noted since the implementation of the Program, and there were no liquidity events that impacted the Fund or its ability to meet redemption requests on a timely basis during the Reporting Period.

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 3	33

Administrator
Brown Brothers Harriman & Co.
140 Broadway
New York, NY 10005

Distributor
Alps Distributors, Inc.
1290 Broadway, Suite 1000
Denver, Co 80203

Shareholder Servicing Agent
Brown Brothers Harriman & Co.
140 Broadway
New York, NY 10005
1-800-575-1265

To obtain information or make shareholder inquiries:

Investment Adviser Brown Brothers Harriman Mutual Fund Advisory Department 140 Broadway New York, NY 10005
By telephone: By E-mail send your request to: On the internet:	Call 1-800-575-1265 bbhfunds@bbh.com www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund.

For more complete information, visit www.bbhfunds.com for a prospectus. You should consider the Fund’s investment objectives, risks, charges and expenses carefully before you invest. Information about these and other important subjects is in the Fund’s prospectus, which you should read carefully before investing.

Holdings and allocations are subject to change. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available electronically on the SEC’s website (sec.gov). For a complete list of a fund’s portfolio holdings, view the most recent holdings listing, semi-annual report, or annual report on the Fund’s website at http://www.bbhfunds.com.

A summary of the Fund’s Proxy Voting Policy that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio, as well as a record of how the Fund voted any such proxies during the most recent 12-month period ended June 30, is available, without charge, upon request by calling the toll-free number listed above. This information is also available on the SEC’s website at www.sec.gov.

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

Semi-Annual Report

APRIL 30, 2023

BBH Partner Fund — Small Cap Equity

BBH PARTNER FUND – SMALL CAP EQUITY
PORTFOLIO ALLOCATION April 30, 2023 (unaudited)

SECTOR DIVERSIFICATION

	U.S. $ Value	Percent of Net Assets
Common Stock:
Basic Materials	$14,520,000	4.3%
Communications	34,225,500	10.3
Consumer Cyclical	65,218,200	19.5
Consumer Non-Cyclical	100,418,900	30.1
Financials	9,807,000	2.9
Industrials	12,529,000	3.8
Technology	90,024,600	27.0
Cash and Other Assets in Excess of Liabilities	7,096,123	2.1
NET ASSETS	$333,839,323	100.0%

All data as of April 30, 2023. The BBH Partner Fund – Small Cap Equity (the “Fund”) sector diversification is expressed as a percentage of net assets and may vary over time.

The accompanying notes are an integral part of these financial statements.

2

BBH PARTNER FUND – SMALL CAP EQUITY
PORTFOLIO OF INVESTMENTS April 30, 2023 (unaudited)
Shares		Value
	COMMON STOCK (97.9%)
	BASIC MATERIALS (4.3%)
800,000	Element Solutions, Inc.	$14,520,000
	Total Basic Materials	14,520,000
	COMMUNICATIONS (10.3%)
2,100,000	Despegar.com Corp. (British Virgin Islands)[1]	11,046,000
750,000	Upwork, Inc.[1]	7,177,500
1,400,000	WideOpenWest, Inc.[1]	16,002,000
	Total Communications	34,225,500
	CONSUMER CYCLICAL (19.5%)
180,000	Papa John’s International, Inc.	13,462,200
3,000,000	ThredUp, Inc. (Class A)[1]	7,920,000
600,000	XPEL, Inc.[1]	43,836,000
	Total Consumer Cyclical	65,218,200
	CONSUMER NON-CYCLICAL (30.1%)
600,000	Alarm.com Holdings, Inc.[1]	28,614,000
250,000	Cimpress, Plc. (Ireland)[1]	12,987,500
400,000	EVERTEC, Inc. (Puerto Rico)	13,876,000
360,000	Franklin Covey Co.[1]	13,219,200
200,000	Inmode, Ltd. (Israel)[1]	7,452,000
290,000	iRadimed Corp.	12,072,700
410,000	SoundThinking, Inc.[1]	12,197,500
	Total Consumer Non-Cyclical	100,418,900
	FINANCIALS (2.9%)
100,000	StoneX Group, Inc.[1]	9,807,000
	Total Financials	9,807,000
	INDUSTRIALS (3.8%)
850,000	Astronics Corp.[1]	12,529,000
	Total Industrials	12,529,000

	TECHNOLOGY (27.0%)
290,000	Agilysys, Inc.[1]	22,631,600
700,000	Health Catalyst, Inc.[1]	8,820,000
310,000	Model N, Inc.[1]	9,548,000
1,900,000	Olo, Inc. (Class A)[1]	13,015,000

The accompanying notes are an integral part of these financial statements.

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 3	3

BBH PARTNER FUND – SMALL CAP EQUITY
PORTFOLIO OF INVESTMENTS (continued) April 30, 2023 (unaudited)
Shares			Value
	COMMON STOCK (continued)
	TECHNOLOGY (27.0%) (continued)
200,000	Onto Innovation, Inc.[1]		$16,196,000
400,000	PagerDuty, Inc.[1]		12,024,000
1,000,000	Zuora, Inc. (Class A)[1]		7,790,000
	Total Technology		90,024,600
	Total Common Stock (Cost $377,780,867)		326,743,200
TOTAL INVESTMENTS (Cost $377,780,867)[2]		97.9%	$326,743,200
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES		2.1%	7,096,123
NET ASSETS		100.00%	$333,839,323

____________

1   Non-income producing security.

2  The aggregate cost for federal income tax purposes is $377,780,867, the aggregate gross unrealized appreciation is $25,916,692 and the aggregate gross unrealized depreciation is $76,954,359, resulting in net unrealized depreciation of $51,037,667.

The accompanying notes are an integral part of these financial statements.

4

BBH PARTNER FUND – SMALL CAP EQUITY
PORTFOLIO OF INVESTMENTS (continued) April 30, 2023 (unaudited)

Fair Value Measurements

The Fund is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Authoritative guidance establishes three levels of the fair value hierarchy as follows:

— Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities.

— Level 2 – significant other observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.).

— Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

Financial assets within Level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

The accompanying notes are an integral part of these financial statements.

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 3	5

BBH PARTNER FUND – SMALL CAP EQUITY
PORTFOLIO OF INVESTMENTS (continued) April 30, 2023 (unaudited)

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations, listed equities and over-the-counter derivatives and foreign equity securities whose values could be impacted by events occurring before the Fund’s pricing time, but after the close of the securities’ primary markets and are, therefore, fair valued according to procedures adopted by the Board of Trustees. As Level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within Level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2023.

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of April 30, 2023
Common Stock:
Basic Materials	$14,520,000	$—	$—	$14,520,000
Communications	34,225,500	—	—	34,225,500
Consumer Cyclical	65,218,200	—	—	65,218,200
Consumer Non-Cyclical	100,418,900	—	—	100,418,900
Financials	9,807,000	—	—	9,807,000
Industrials	12,529,000	—	—	12,529,000
Technology	90,024,600	—	—	90,024,600
Total Investments, at value	$326,743,200	$—	$—	$326,743,200

The accompanying notes are an integral part of these financial statements.

6

BBH PARTNER FUND – SMALL CAP EQUITY
STATEMENT OF ASSETS AND LIABILITIES April 30, 2023 (unaudited)
ASSETS:
Investments in securities, at value (Cost $377,780,867)	$326,743,200
Cash	7,506,347
Receivables for:
Shares sold	344,085
Investments sold	319,852
Dividends	18,000
Interest	3,742
Total Assets	334,935,226
LIABILITIES:
Payables for:
Investments purchased	801,117
Investment advisory and administrative fees	220,614
Professional fees	33,460
Shares redeemed	17,000
Custody and fund accounting fees	8,618
Transfer agent fees	5,736
Board of Trustees’ fees	178
Accrued expenses and other liabilities	9,180
Total Liabilities	1,095,903
NET ASSETS	$333,839,323
Net Assets Consist of:
Paid-in capital	$456,038,259
Accumulated deficit	(122,198,936)
Net Assets	$333,839,323
NET ASSET VALUE AND OFFERING PRICE PER SHARE
CLASS I SHARES ($333,839,323 ÷ 47,099,292 shares outstanding)	$7.09

The accompanying notes are an integral part of these financial statements.

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 3	7

BBH PARTNER FUND – SMALL CAP EQUITY
STATEMENT OF OPERATIONS For the six months ended April 30, 2023
NET INVESTMENT LOSS:
Income:
Dividends	$631,500
Interest income from affiliates	138,788
Total Income	770,288
Expenses:
Investment advisory and administrative fees	1,420,937
Board of Trustees’ fees	34,231
Professional fees	29,725
Transfer agent fees	17,765
Custody and fund accounting fees	14,282
Miscellaneous expenses	21,646
Total Expenses	1,538,586
Net Investment Loss	(768,298)
NET REALIZED AND UNREALIZED GAIN:
Net realized loss on investments in securities	(29,950,957)
Net change in unrealized appreciation/(depreciation) on investments in securities	55,301,723
Net Realized and Unrealized Gain	25,350,766
Net Increase in Net Assets Resulting from Operations	$24,582,468

The accompanying notes are an integral part of these financial statements.

8

BBH PARTNER FUND – SMALL CAP EQUITY
STATEMENTS OF CHANGES IN NET ASSETS
	For the six months ended April 30, 2023 (unaudited)	For the year ended October 31, 2022
INCREASE/(DECREASE) IN NET ASSETS FROM:
Operations:
Net investment loss	$(768,298)	$(2,470,244)
Net realized loss on investments in securities	(29,950,957)	(38,410,400)
Net change in unrealized appreciation/(depreciation) on investments in securities	55,301,723	(101,184,107)
Net increase/(decrease) in net assets resulting from operations	24,582,468	(142,064,751)
Dividends and distributions declared:
Class I	—	(2,050,868)
Share transactions:
Proceeds from sales of shares	22,227,404	214,540,021
Cost of shares redeemed	(57,024,973)	(48,848,721)
Net increase/(decrease) in net assets resulting from share transactions	(34,797,569)	165,691,300
Total increase/(decrease) in net assets	(10,215,101)	21,575,681
NET ASSETS:
Beginning of period/year	344,054,424	322,478,743
End of period/year	$333,839,323	$344,054,424

The accompanying notes are an integral part of these financial statements.

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 3	9

BBH PARTNER FUND – SMALL CAP EQUITY
FINANCIAL HIGHLIGHTS Selected per share data and ratios for a Class I share outstanding throughout each period/year.
	For the six months ended April 30, 2023 (unaudited)	For the year ended October 31, 2022	For the period from July 8, 2021 (commencement of operations) to October 31, 2021
Net asset value, beginning of period/year	$6.56	$9.85	$10.00
Income from investment operations:
Net investment loss[1]	(0.02)	(0.05)	(0.03)
Net realized and unrealized income/(loss)	0.55	(3.18)	(0.12)
Total income/(loss) from investment operations	0.53	(3.23)	(0.15)
Dividends and distributions to shareholders:
From net realized loss	—	(0.06)	—
Total dividends and distributions to shareholders	—	(0.06)	—
Net asset value, end of period/year	$7.09	$6.56	$9.85
Total return[2]	8.08%[3]	(32.97)%	(1.50)%[3]
Ratios/Supplemental data:
Net assets, end of period/year (in millions)	$334	$344	$322
Ratio of expenses to average net assets before reductions	0.92%[4]	0.92%	0.93%[5]
Fee waiver[6]	—%[4]	0.00%[7]	(0.01)%[5]
Ratio of expenses to average net assets after reductions	0.92%[4]	0.92%	0.92%[5]
Ratio of net investment loss to average net assets	(0.46)%[4]	(0.70)%	(0.83)%[5]
Portfolio turnover rate	16%[3]	16%	3%[3]

____________

1       Calculated using average shares outstanding for the period/year.

2       Assumes the reinvestment of distributions.

3       Not annualized.

4       Annualized.

5       Annualized with the exception of audit fees, legal fees and registration fees.

6    The ratio of expenses to average net assets for the six months ended April 30, 2023, the year ended October 31, 2022 and the period from July 8, 2021 to October 31, 2021 reflect fees reduced as result of a voluntary operating expense waiver. For the six months ended April 30, 2023, the year ended October 31, 2022 and the period from July 8, 2021 to October 31, 2021, the waived fees were $-, $2,089 and $40,593, respectively.

7       Less than 0.01%.
The accompanying notes are an integral part of these financial statements.

10

BBH PARTNER FUND – SMALL CAP EQUITY
NOTES TO FINANCIAL STATEMENTS April 30, 2023 (unaudited)

1.  Organization. The Fund is a separate, non-diversified series of BBH Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was originally organized under the laws of the State of Maryland on July 16, 1990 as BBH Fund, Inc. and re-organized as a Delaware statutory trust on June 12, 2007. The Fund commenced operations on July 8, 2021 and offers one share class, Class I. The investment objective of the Fund is to provide investors with long-term growth of capital. Under normal circumstances, at least 80% of the net assets of the Fund, plus any borrowings for investment purposes, are invested in small cap equity securities publicly traded and issued by domestic issuers directly. As of April 30, 2023, there were eight series of the Trust.

2. Significant Accounting Policies. The Fund’s financial statements are prepared in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services – Investment Companies. The following summarizes significant accounting policies of the Fund:

A. Valuation of Investments. (1) The value of investments listed on a securities exchange is based on the last sale price on that exchange prior to the time when assets are valued, or in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange; (2) securities not traded on an exchange are valued at the average of the quoted bid and asked prices in the over-the-counter market; (3) securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board of Trustees (the “Board”); (4) short-term investments, which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Fund was more than 60 days, unless the use of amortized cost is determined not to represent “fair value” by the Board.

B. Accounting for Investments and Income. Investment transactions are accounted for on the trade date. Realized gains and losses on investment transactions are determined based on the identified cost method. Dividend income and other distributions received from portfolio securities are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of securities received at ex-date. Distributions received on securities that represent a return of capital are recorded as a reduction of cost of investments. Distributions received on securities that represent a capital gain are recorded as a realized gain. Interest income is accrued daily. Investment income is recorded net of any foreign taxes withheld where recovery of such tax is uncertain.

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 3	11

BBH PARTNER FUND – SMALL CAP EQUITY
NOTES TO FINANCIAL STATEMENTS (continued) April 30, 2023 (unaudited)

C. Fund Expenses. Most expenses of the Trust can be directly attributed to a specific fund. Expenses which cannot be directly attributed to a fund are generally apportioned among each fund in the Trust on a net assets basis or other suitable method. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

D. Federal Income Taxes. It is the Trust’s policy to comply with the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. The Fund files a tax return annually using tax accounting methods required under provisions of the Code, which may differ from GAAP, which is the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported in these financial statements may differ from that reported on the Fund’s tax return, due to certain book-to-tax timing differences such as losses deferred due to “wash sale” transactions and utilization of capital loss carryforwards. These differences may result in temporary over-distributions for financial statement purposes and are classified as distributions in excess of accumulated net realized gains or net investment income. These distributions do not constitute a return of capital. Permanent differences are reclassified between paid-in capital and retained earnings/(accumulated deficit) within the Statement of Assets and Liabilities based upon their tax classification. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV.

The Fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (“ASC 740”). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund did not have any unrecognized tax benefits as of October 31, 2022, nor were there any increases or decreases in unrecognized tax benefits for the year then ended. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statement of Operations. During the six months ended April 30, 2023, the Fund did not incur any such interest or penalties. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for open tax period since July 8, 2021 (commencement of operations). The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

E. Dividends and Distributions to Shareholders. Dividends and distributions from net investment income to shareholders, if any, are paid annually and are recorded on the ex-dividend date. Distributions from net capital gains, if any, are generally declared and paid annually and are recorded on the ex-dividend date. The Fund declared dividends and distributions in the amount of $0 to Class I shares shareholders during the six months ended April 30, 2023.

12

BBH PARTNER FUND – SMALL CAP EQUITY
NOTES TO FINANCIAL STATEMENTS (continued) April 30, 2023 (unaudited)

The tax character of distribution paid during the year ended October 31, 2022 was as follows:

Distribution paid from:
	Ordinary income	Net long-term capital gain	Total taxable distributions	Tax return of capital	Total distributions paid
2022:	$ 2,050,868	$ —	$ 2,050,868	$ —	$ 2,050,868

As of October 31, 2022 and 2021, respectively, the components of retained earnings/(accumulated deficit) were as follows:

Components of retained earnings/(accumulated deficit):
	Undistributed ordinary income	Undistributed long-term capital gain	Accumulated capital and other losses	Other book/tax temporary differences	Late year ordinary loss deferral	Unrealized appreciation/ (depreciation)	Total retained earnings/ (accumulated deficit)
2022:	$ —	$ —	$(38,410,400)	$ —	$(2,031,614)	$(106,339,390)	$(146,781,404)
2021:	2,050,862	—	—	—	—	(5,155,283)	(3,104,421)

The Fund had $38,410,400 of post-December 22, 2010 net capital loss carryforwards as of October 31, 2022, of which $34,332,020 and $4,078,380, is attributable to short-term and long-term capital losses, respectively.

The Fund is permitted to carryforward capital losses for an unlimited period and they will retain their character as either short-term or long-term capital losses rather than being considered all short-term capital losses.

Total distributions paid may differ from amounts reported in the Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid.

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) would be attributable primarily to the tax deferral of losses on wash sales, if applicable.

To the extent future capital gains are offset by capital loss carryforwards, if any, such gains will not be distributed.

F. Use of Estimates. The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results could differ from these estimates.

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 3	13

BBH PARTNER FUND – SMALL CAP EQUITY
NOTES TO FINANCIAL STATEMENTS (continued) April 30, 2023 (unaudited)

3. Fees and Other Transactions with Affiliates.

A. Investment Advisory and Administrative Fees. Under a combined Investment Advisory and Administrative Services Agreement (“Agreement”) with the Trust, Brown Brothers Harriman & Co. (“BBH”) through a separately identifiable department (“SID” or “Investment Adviser”) provides investment advisory, portfolio management and administrative services to the Fund. BBH employs a “manager-of-managers” investment approach, whereby it allocates the Fund’s assets to the Fund’s sub-adviser, currently Bares Capital Management, Inc. (“Bares Capital Management” or the “Sub-adviser”). The Sub-adviser is responsible for investing the assets of the Fund and the Investment Adviser oversees the Sub-adviser and evaluates its performance results. The Fund pays a combined fee for investment advisory and administrative services calculated daily and paid monthly at an annual rate equivalent to 0.85% per annum on the first $3 billion of the Fund’s average daily net assets and 0.80% per annum on the Fund’s average daily net assets over $3 billion. The Investment Adviser pays its Sub-adviser a percentage from its investment advisory and administrative fees. For the six months ended April 30, 2023, the Fund incurred $1,420,937 under the Agreement.

B. Custody and Fund Accounting Fees. BBH acts as a custodian and fund accountant and receives custody and fund accounting fees from the Fund calculated daily and incurred monthly. BBH holds all of the Fund’s cash and investments and calculates the Fund’s daily net asset value. The custody fee is an asset and transaction-based fee. The fund accounting fee is an asset-based fee calculated at 0.004% per annum of the Fund’s net asset value. For the six months ended April 30, 2023, the Fund incurred $14,282 in custody and fund accounting fees. As per agreement with the Fund’s custodian, the Fund receives interest income on cash balances held by the custodian at the BBH Base Rate. The BBH Base Rate is defined as BBH’s effective trading rate in local money markets on each day. The total interest earned by the Fund for the six months ended April 30, 2023 was $138,788. This amount is included in “Interest income from affiliates” in the Statement of Operations. In the event that the Fund is overdrawn, under the custody agreement with BBH, BBH will make overnight loans to the Fund to cover overdrafts. Pursuant to their agreement, the Fund will pay the BBH Overdraft Base Rate plus 2% on the day of the overdraft. The total interest incurred by the Fund for the six months ended April 30, 2023, was $1,515. This amount is included under line item “Custody and fund accounting fees” in the Statement of Operations.

C. Board of Trustees’ Fees. Each Trustee who is not an “interested person” as defined under the 1940 Act receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the six months ended April 30, 2023, the Fund incurred $34,231 in independent Trustee compensation and expense reimbursements.

D. Officers of the Trust. Officers of the Trust are also employees of BBH. Officers are paid no fees by the Trust for their services to the Trust.

14

BBH PARTNER FUND – SMALL CAP EQUITY
NOTES TO FINANCIAL STATEMENTS (continued) April 30, 2023 (unaudited)

4. Investment Transactions. For the six months ended April 30, 2023, the cost of purchases and the proceeds of sales of investment securities, other than short-term investments, were $53,854,278 and $87,038,999, respectively.

5. Shares of Beneficial Interest. The Trust is permitted to issue an unlimited number of Class I shares of beneficial interest at no par value. Transactions in Class I shares were as follows:

	For the six months ended April 30, 2023 (unaudited)		For the year ended October 31, 2022
	Shares	Dollars	Shares	Dollars
Class I
Shares sold	3,355,881	$ 22,227,404	26,759,570	$ 214,540,021
Shares redeemed	(8,673,621)	(57,024,973)	(7,079,879)	(48,848,721)
Net increase/(decrease)	(5,317,740)	$ (34,797,569)	19,679,691	$ 165,691,300

6. Principal Risk Factors and Indemnifications.

A. Principal Risk Factors. Investing in the Fund may involve certain risks, as discussed in the Fund’s prospectus, including but not limited to, those described below:

A shareholder may lose money by investing in the Fund (investment risk). The Fund is actively managed and the decisions by the Investment Adviser may cause the Fund to incur losses or miss profit opportunities (management risk). Price movements may occur due to factors affecting individual companies, such as the issuance of an unfavorable earnings report, or other events affecting particular industries or the equity market as a whole (equity securities risk). Small cap companies, when compared to larger companies, may experience lower trading volume and could be subject to greater and less predictable price changes (small cap company risk). The fund will invest 25% or more of its net assets in the Software & Services Industry Group. When a fund focuses its investments in a particular industry, group of industries, or sector, financial, economic business and other developments affecting issuers in those industries or groups of industries will have a greater effect on the fund than if the fund did not focus on an industry or group of industries (Software & Service Industry Group Concentration risk). The value of securities held by the Fund may fall due to changing economic, political, regulatory or market conditions, or due to a company’s or issuer’s individual situation. Natural disasters, the spread of infectious illness and other public health emergencies, recession, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse effects on world economies and markets generally (market risk). In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to assumption of large positions in securities of a small number of issuers

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 3	15

BBH PARTNER FUND – SMALL CAP EQUITY
NOTES TO FINANCIAL STATEMENTS (continued) April 30, 2023 (unaudited)

(non-diversification risk). The Fund’s shareholders may be adversely impacted by asset allocation decisions made by an investment adviser whose discretionary clients make up a large percentage of the Fund’s shareholders (large shareholder risk). The extent of the Fund’s exposure to these risks in respect to these financial assets is included in their value as recorded in the Fund’s Statement of Assets and Liabilities.

Please refer to the Fund’s prospectus for a complete description of the principal risks of investing in the Fund.

B. Indemnifications. Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

7. Subsequent Events. Management has evaluated events and transactions that have occurred since April 30, 2023 through the date the financial statements were issued and determined that there were no subsequent events that would require recognition or additional disclosure in the financial statements.

16

BBH PARTNER FUND – SMALL CAP EQUITY
DISCLOSURE OF FUND EXPENSES April 30, 2023 (unaudited)

EXAMPLE

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested distributions, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution 12b-1 fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2022 to April 30, 2023).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% Hypothetical Example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 3	17

BBH PARTNER FUND – SMALL CAP EQUITY
DISCLOSURE OF FUND EXPENSES (continued) April 30, 2023 (unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2022	Ending Account Value April 30, 2023	Expenses Paid During Period November 1, 2022 to April 30, 2023[1]
Class I
Actual	$1,000	$1,081	$4.75
Hypothetical[2]	$1,000	$1,020	$4.61

____________

1  Expenses are equal to the Fund’s annualized expense ratio of 0.92% for Class I, multiplied by the average account value over the period, multiplied by 181/365.

2   Assumes a return of 5% before expenses. For the purposes of the calculation, the applicable annualized expense ratio for each class of shares is subtracted from the assumed return before expenses.

18

BBH PARTNER FUND – SMALL CAP EQUITY
DISCLOSURE OF ADVISOR SELECTION April 30, 2023 (unaudited)

Investment Advisory and Administrative Services and Sub-Advisory Agreements Approval

The 1940 Act requires that a fund’s investment advisory agreements must be approved both by a fund’s board of trustees and by a majority of the trustees who are not parties to the investment advisory agreements or “interested persons” of any party (“Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board, a majority of which is comprised of Independent Trustees, held a telephonic meeting on November 17, 2022 and an in-person meeting December 13, 2022, in reliance on the Exemptive Relief, to consider whether to renew the combined Amended and Restated Investment Advisory and Administrative Services Agreement (the “Advisory Agreement”) between the Trust and the Investment Adviser with respect to the existing funds in the Trust, including the Fund. At these meetings the Board also considered the renewal of the sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Advisory Agreement, the “Agreements”) between the Investment Adviser and Bares Capital Management, Inc. (“Bares Capital” or the “Sub-Adviser”). At the December 13, 2022 meeting, the Board voted to approve the renewal of the Agreements with respect to the Fund for an additional one-year term. In doing so, the Board determined that the terms of the Agreements were fair and reasonable in the best interest of the Fund and its shareholders, and that it had received sufficient information to make an informed business decision with respect to the continuation of the Agreements.

Both in the meetings specifically held to address the continuance of the Agreements and at other meetings over the course of the year, the Board requested, received and assessed a variety of materials provided by the Investment Adviser, Sub-Adviser and BBH, including, among other things, information about the nature, extent and quality of the services provided to the Fund by the Investment Adviser, the Sub-Adviser and BBH, including investment management and administrative, the oversight of Fund service providers, marketing, risk oversight, compliance, and the ability to meet applicable legal and regulatory requirements. The Board also received comparative performance and fee and expense information for the Fund prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) using data from Lipper Inc., an independent provider of investment company data (“Lipper Report”). The Board reviewed this report with Broadridge, Fund Counsel and BBH. The Board received from, and discussed with, counsel to the Trust (“Fund Counsel”) a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements under the 1940 Act, as well as the guidance provided in Gartenberg v. Merrill Lynch Asset Management, Inc., which was affirmed in Jones v. Harris Associates, L.P. In addition, the Board met in executive session outside the presence of Fund management.

In approving the continuation of the Agreements, the Board considered: (a) the nature, extent and quality of services provided by the Investment Adviser and Sub-Adviser; (b) the investment performance of the Fund; (c) the advisory fee and the cost of the services and profits to be realized by the Investment Adviser from its relationship with the Fund; (d) the Fund’s costs to investors compared to the costs of comparative funds and performance compared to the relevant performance of comparative funds; (e) the sharing of potential economies of scale; (f) fall-out benefits to the Investment Adviser as a result of its relationship with the Fund; and (g) other factors deemed relevant by the Board. The following is a summary of the factors the Board considered in making its determination to approve the continuance of the Agreements. No single

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BBH PARTNER FUND – SMALL CAP EQUITY
DISCLOSURE OF ADVISOR SELECTION (continued) April 30, 2023 (unaudited)

factor reviewed by the Board was identified as the principal factor in determining whether to approve the Advisory Agreement, and individual Trustees may have given different weight to various factors. The Board reviewed these factors with Fund Counsel. The Board concluded that the fees paid by the Fund to the Investment Adviser and Bares Capital were reasonable based on the comparative performance, expense information, the cost of the services provided, and the profits realized by the Investment Adviser.

Nature, Extent and Quality of Services

The Board noted that, under the Advisory Agreement and with respect to the Fund, the Investment Adviser, subject to the supervision of the Board, is responsible for providing administrative services and overseeing the investment advisory services provided to the Fund under the same fee structure. Pursuant to the Sub-Advisory Agreement, the Sub-Adviser, subject to the supervision of the Investment Adviser and the Board is responsible for providing a continuous investment program and making purchases and sales of portfolio securities consistent with the Fund’s investment objective and policies.

The Board received and considered information during the December 13, 2022 meeting, and over the course of the previous year, regarding the nature, extent and quality of services provided to the Trust and the Fund by the Investment Adviser including: the supervision of the Sub-Adviser, supervision of operations and compliance, and regulatory filings, disclosures to Fund shareholders, general oversight of service providers, organizing Board meetings and preparing the materials for such Board meetings, assisting to the Board (including the Independent Trustees in their capacity as Trustees), legal and Chief Compliance Officer services for the Trust, and other services necessary for the operation of the Fund.

The Board considered the resources of the Investment Adviser and BBH, as a whole, dedicated to the Fund noting that, pursuant to separate agreements, BBH also provides custody and fund accounting services to the Fund. The Board considered the depth and range of services provided pursuant to the Agreement, noting that the Investment Adviser also coordinates the provision of services to the Fund by affiliated and nonaffiliated service providers.

The Board considered the scope and quality of services provided by the Investment Adviser under the Advisory Agreement. The Board also considered the policies and practices followed by BBH and the Investment Adviser. The Board noted that during the course of its regular meetings it received reports on each of the foregoing topics. The Board concluded that, overall, they were satisfied with the nature, extent and quality of the investment advisory and administrative services provided, and expected to be provided, to the Fund pursuant to the Agreements. The Board received and considered information, during the meeting held on December 13, 2022, and over the course of the year, regarding the nature, extent and quality of services provided to the Fund by the Sub-Adviser, particularly portfolio management in light of the narrower scope of services performed by the Sub-Adviser. The Board also considered brokerage policies and practices and the standards applied in seeking best execution. The Board reviewed the qualifications of the key investment personnel primarily responsible for the day-to-day portfolio management of the Fund.

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BBH PARTNER FUND – SMALL CAP EQUITY
DISCLOSURE OF ADVISOR SELECTION (continued) April 30, 2023 (unaudited)

Fund Performance

At the November 17, 2022 and December 13, 2022 meetings, and throughout the year, the Board received and considered performance information for the Fund provided by BBH. The Board considered the Fund’s performance relative to a peer category of other mutual funds in a report compiled by Broadridge. As part of this review, the Trustees considered the composition of the peer category, selection criteria and reputation of Broadridge who prepared the peer category analysis. The Board reviewed and discussed with both BBH and Broadridge, the report’s findings and discussed the positioning of the Fund relative to the selected peer category. The Board considered the investment performance for the Fund over the 1-year period as compared to a select peer category, noting the Fund’s below average performance for the period ended September 30, 2022. In evaluating the performance of the Fund, the Board considered the Fund’s investment strategy, risk expectations for the Fund as well as the level of Fund performance in the context of Fund expenses and Investment Adviser’s profitability.

Costs of Services Provided and Profitability

The Board considered the fee rates paid by the Fund to the Investment Adviser and BBH in light of the nature, extent and quality of the services provided to the Fund. The Board considered the depth and range of services provide pursuant to the Advisory Agreement, noting the Investment Adviser also coordinates the provision of services to the Fund by affiliated and nonaffiliated service providers. The Board received and considered information comparing the Fund’s combined investment advisory and administration fee and the Fund’s net operating expenses with those of other comparable mutual funds, such peer group and comparisons having been selected and calculated by Broadridge, noting that the Fund compared favorably to the selected peer-set. The Board recognized that it is difficult to make comparisons of the fee rate, or of combined advisory and administration fees, because there are variations in the services that are included in the fees paid by other funds. The Board concluded that the advisory and administration fee appeared to be both reasonable in light of the services rendered and the result of arm’s length negotiations.

The Board also considered the fees paid to the Sub-Adviser for their services to the Fund. The compensation paid to the Sub-Adviser is paid by the Investment Adviser, not the Fund directly, and, accordingly, the retention of the Sub-Adviser does not increase the fees or expenses otherwise incurred by the Fund’s shareholders.

With regard to profitability, the Trustees considered the compensation flowing to the Adviser and BBH, directly or indirectly, and to the Sub-Adviser. The Board reviewed profitability data from October 1, 2021 through September 30, 2022, and the year for both the Investment Adviser and BBH. The data also included the effect of revenue generated by the custody and fund accounting fees paid by the Fund to BBH and corresponding expenses. The Board conducted a detailed review of the expense allocation methods used in preparing the profitability data. The Board focused on profitability of the Investment Adviser and BBH’s relationships with the Fund before taxes and distribution expenses. The Board also reviewed the Sub-Adviser’s profitability data for the Fund. The Board concluded that the Investment Adviser’s and BBH’s profitability was not excessive in light of the nature, extent and quality of services provided to the Fund.

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BBH PARTNER FUND – SMALL CAP EQUITY
DISCLOSURE OF ADVISOR SELECTION (continued) April 30, 2023 (unaudited)

The Board also considered the effect of fall-out benefits on the expenses of the Investment Adviser and BBH such as the increased visibility of BBH’s investment management business due to the distribution of the Funds. The Board focused on profitability of the Investment Adviser’s and BBH’s relationships with the Fund before taxes and distribution expenses. The Board concluded that neither the Investment Adviser, BBH, nor the Sub-Adviser’s profitability was excessive in light of the nature, extent and quality of services provided to the Fund. The Board considered other benefits received by BBH and the Investment Adviser, as applicable, as a result of their relationships with the Fund. These other benefits include proprietary research received from brokers that execute the Fund’s purchases and sales of securities and fees received for being the Fund’s administrator, custodian and fund accounting agent. In light of the costs of providing services pursuant to the Advisory Agreement as well as the Investment Adviser and BBH’s commitment to the Fund, the ancillary benefits that the Investment Adviser and BBH received were considered reasonable.

Economies of Scale

The Board also considered the existence of economies of scale and whether those economies are passed along to the Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by the Investment Adviser, and BBH. The Board considered the fee schedule for the Fund on the information they had been provided over many years, the Board observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there appeared to be no uniformity or pattern in the fees and asset levels at which breakpoints apply. In light of the Fund’s current size and expense structure, the Board concluded that the current breakpoints for the Fund were reasonable. The Board concluded that the fees paid by the Fund to the Investment Adviser, and from the Investment Adviser to the Sub-Adviser, were reasonable based on the comparative performance, expense information, the cost of the services comparative performance, expense information, the cost of the services provided and the profits to be realized by the Investment Adviser.

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BBH PARTNER FUND – SMALL CAP EQUITY
CONFLICTS OF INTEREST April 30, 2023 (unaudited)

Description of Potential Material Conflicts of Interest - Investment Adviser and Sub-Adviser

BBH, including the Investment Adviser, and the Sub-Adviser provide discretionary and non-discretionary investment management services and products to corporations, institutions and individual investors throughout the world. As a result, in the ordinary course of its businesses, BBH, including the Investment Adviser, and the Sub-Adviser may engage in activities in which its interests or the interests of its clients may conflict with or be adverse to the interests of the Fund. In addition, certain of such clients (including the Fund) utilize the services of BBH for which they will pay to BBH customary fees and expenses that will not be shared with the Fund.

The Investment Adviser and the Sub-Adviser have adopted and implemented policies and procedures that seek to manage conflicts of interest. Pursuant to such policies and procedures, the Investment Adviser and the Sub-Adviser monitor a variety of areas, including compliance with fund investment guidelines and compliance with their respective Codes of Ethics.

The Trust also manages these conflicts of interest. For example, the Trust has designated a Chief Compliance Officer (“CCO”) and has adopted and implemented policies and procedures designed to manage the conflicts identified below and other conflicts that may arise in the course of the Fund’s operations in such a way as to safeguard the Fund from being negatively affected as a result of any such potential conflicts. From time to time, the Trustees receive reports from the Investment Adviser, the Sub-Adviser and the Trust’s CCO on areas of potential conflict.

Investors should carefully review the following, which describes potential and actual conflicts of interest that BBH, the Investment Adviser and Sub-Adviser can face in the operation of their respective investment management services. This section is not, and is not intended to be, a complete enumeration or explanation of all of the potential conflicts of interest that may arise. The Investment Adviser, the Sub-Adviser and the Fund have adopted policies and procedures reasonably designed to appropriately prevent, limit or mitigate the conflicts of interest described below. Additional information about potential conflicts of interest regarding the Investment Adviser is set forth in the Investment Adviser’s Form ADV. A copy of Part 1 and Part 2A of the Investment Adviser’s Form ADV is available on the SEC’s website (www.adviserinfo.sec.gov). In addition, many of the activities that create these conflicts of interest are limited and/or prohibited by law, unless an exception is available.

Other Clients and Allocation of Investment Opportunities. BBH, the Investment Adviser, and the Sub-Adviser manage funds and accounts of clients other than the Fund (“Other Clients”). In general, BBH, the Investment Adviser, and the Sub-Adviser face conflicts of interest when they render investment advisory services to different clients and, from time to time, provide dissimilar investment advice to different clients. Investment decisions will not necessarily be made in parallel among the Fund and Other Clients. Investments made by the Fund do not, and are not intended to, replicate the investments, or the investment methods and strategies, of Other Clients. Accordingly, such Other Clients may produce results that are materially different from those experienced by the Fund. Certain other conflicts of interest may arise in connection with a portfolio manager’s management of the Fund’s investments, on the one hand, and the investments of other funds or accounts for which the portfolio manager is responsible,

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BBH PARTNER FUND – SMALL CAP EQUITY
CONFLICTS OF INTEREST (continued) April 30, 2023 (unaudited)

on the other. For example, it is possible that the various funds or accounts managed by the Investment Adviser or Sub-Adviser could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund. From time to time, the Investment Adviser and Sub-Adviser sponsor funds and other investment pools and accounts which engage in the same or similar businesses as the Fund using the same or similar investment strategies. To the extent that the same investment opportunities might be desirable for more than one account or fund, possible conflicts could arise in determining how to allocate them because the Investment Adviser or Sub-Adviser may have an incentive to allocate investment opportunities to certain accounts or funds. However, BBH, the Investment Adviser and Sub-Adviser have implemented policies and procedures designed to ensure that information relevant to investment decisions is disseminated promptly within its portfolio management teams and investment opportunities are allocated equitably among different clients. The policies and procedures require, among other things, objective allocation for limited investment opportunities, and documentation and review of justifications for any decisions to make investments only for select accounts or in a manner disproportionate to the size of the account. Nevertheless, access to investment opportunities may be allocated differently among accounts due to the particular characteristics of an account, such as size of the account, cash position, tax status, risk tolerance and investment restrictions or for other reasons.

Actual or potential conflicts of interest may also arise when a portfolio manager has management responsibilities to multiple accounts or funds, resulting in unequal commitment of time and attention to the portfolio management of the funds or accounts.

Affiliated Service Providers. Other potential conflicts might include conflicts between the Fund and its affiliated and unaffiliated service providers (e.g., conflicting duties of loyalty). In addition to providing investment management and administrative services through the SID, BBH provides custody, shareholder servicing and fund accounting services to the Fund. BBH may have conflicting duties of loyalty while servicing the Fund and/or opportunities to further its own interest to the detriment of the Fund. For example, in negotiating fee arrangements with affiliated service providers, BBH may have an incentive to agree to higher fees than it would in the case of unaffiliated providers. BBH acting in its capacity as the Fund’s administrator is the primary valuation agent of the Fund. BBH values securities and assets in the Fund according to the Fund’s valuation policies. Because the Investment Adviser’s advisory and administrative fees are calculated by reference to a Fund’s net assets, BBH and its affiliates may have an incentive to seek to overvalue certain assets.

Aggregation. Potential conflicts of interest also arise with the aggregation of trade orders. Purchases and sales of securities for the Fund may be aggregated with orders for other client accounts managed by the Sub-Adviser. The Sub-Adviser, however, is not required to aggregate orders if portfolio management decisions for different accounts are made separately, or if it is determined that aggregating is not practicable, or in cases involving client direction. Prevailing trading activity frequently may make impossible the receipt of the same price or execution on the entire volume of securities purchased or sold. When this occurs, the various prices may be averaged, and the Fund will be charged or credited with the average

24

BBH PARTNER FUND – SMALL CAP EQUITY
CONFLICTS OF INTEREST (continued) April 30, 2023 (unaudited)

price. Thus, the effect of the aggregation may operate on some occasions to the disadvantage of the Fund. In addition, under certain circumstances, the Fund will not be charged the same commission or commission equivalent rates in connection with an aggregated order.

Cross Trades. Under certain circumstances, the Sub-Adviser, on behalf of the Fund, may seek to buy from or sell securities to another fund or account advised by the Sub-Adviser. Subject to applicable law and regulation, the Sub-Adviser may (but is not required to) effect purchases and sales between client accounts that it manages (“cross trades”), including the Fund, if the Sub-Adviser believes such transactions are appropriate based on each party’s investment objectives and guidelines. There may be potential conflicts of interest or regulatory issues relating to these transactions which could limit the Sub-Adviser’s decision to engage in these transactions for the Fund. The Sub-Adviser may have a potentially conflicting division of loyalties and responsibilities to the parties in such transactions.

Soft Dollars. The Sub-Adviser may direct brokerage transactions and/or payment of a portion of client commissions (“soft dollars”) to specific brokers or dealers or other providers to pay for research or other appropriate services which provide, in the Sub-Adviser’s view, appropriate assistance in the investment decision-making process (including with respect to futures, fixed price offerings and over-the-counter transactions). The use of a broker that provides research and securities transaction services may result in a higher commission than that offered by a broker who does not provide such services. The Sub-Adviser will determine in good faith whether the amount of commission is reasonable in relation to the value of research and services provided and whether the services provide lawful and appropriate assistance in its investment decision-making responsibilities.

Research or other services obtained in this manner may be used in servicing any or all of the Fund and other accounts managed by the Sub-Adviser, including in connection with accounts that do not pay commissions to the broker related to the research or other service arrangements. Such products and services may disproportionately benefit other client accounts relative to the Fund based on the amount of brokerage commissions paid by the Fund and such other accounts. To the extent that the Sub-Adviser uses soft dollars, it will not have to pay for those products and services itself.

The Sub-Adviser may receive research that is bundled with the trade execution, clearing, and/or settlement services provided by a particular broker-dealer. To the extent that the Sub-Adviser receives research on this basis, many of the same conflicts related to traditional soft dollars may exist. For example, the research effectively will be paid by client commissions that also will be used to pay for the execution, clearing, and settlement services provided by the broker-dealer and will not be paid by the Sub-Adviser.

Arrangements regarding compensation and delegation of responsibility may create conflicts relating to selection of brokers or dealers to execute Fund portfolio trades and/or specific uses of commissions from Fund portfolio trades, administration of investment advice and valuation of securities.

Investments in BBH Funds. From time to time, BBH will invest a portion of the assets of its discretionary investment advisory clients in the Fund. That investment by BBH on behalf of its discretionary investment advisory clients in the Fund may be significant at times.

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BBH PARTNER FUND – SMALL CAP EQUITY
CONFLICTS OF INTEREST (continued) April 30, 2023 (unaudited)

Increasing the Fund’s assets may enhance investment flexibility and diversification and may contribute to economies of scale that tend to reduce the Fund’s expense ratio. In selecting the Fund for its discretionary investment advisory clients, BBH may limit its selection to funds managed by BBH or the Investment Adviser. BBH may not consider or canvass the universe of unaffiliated investment companies available, even though there may be unaffiliated investment companies that may be more appropriate or that have superior performance. BBH, the Investment Adviser and their affiliates providing services to the Fund benefit from additional fees when the Fund is included as an investment for a discretionary investment advisory client.

BBH reserves the right to redeem at any time some or all of the shares of the Fund acquired for its discretionary investment advisory clients’ accounts. A large redemption of shares of the Fund by BBH on behalf of its discretionary investment advisory clients could significantly reduce the asset size of the Fund, which might have an adverse effect on the Fund’s investment flexibility, portfolio diversification and expense ratio.

Valuation. When market quotations are not readily available or are believed by BBH to be unreliable, the Fund’s investments will be valued at fair value by BBH pursuant to procedures adopted by the Fund’s Board of Trustees in accordance with Rule 2a-5 under the 1940 Act. When determining an asset’s “fair value,” BBH seeks to determine the price that a Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. The price generally may not be determined based on what the Fund might reasonably expect to receive for selling an asset at a later time or if it holds the asset to maturity. While fair value determinations will be based upon all available factors that BBH deems relevant at the time of the determination and may be based on analytical values determined by BBH using proprietary or third-party valuation models, fair value represents only a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining the Fund’s net asset value. As a result, the Fund’s sale or redemption of its shares at net asset value, at a time when a holding or holdings are valued by BBH (pursuant to Board-adopted procedures) at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

Referral Arrangements. BBH may enter into advisory and/or referral arrangements with third parties. Such arrangements may include compensation paid by BBH to the third party. BBH may pay a solicitation fee for referrals and/or advisory or incentive fees. BBH may benefit from increased amounts of assets under management.

Personal Trading. BBH, including the Investment Adviser, and any of their respective partners, principals, directors, officers, employees, affiliates or agents, face conflicts of interest when transacting in securities for their own accounts because they could benefit by trading in the same securities as the Fund, which could have an adverse effect on the Fund. However, BBH, including the Investment Adviser, has implemented policies and procedures concerning personal trading by BBH Partners and employees. The policies and procedures are intended to prevent BBH Partners and employees with access to Fund material non-public information from trading in the same securities as the Fund.

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BBH PARTNER FUND – SMALL CAP EQUITY
CONFLICTS OF INTEREST (continued) April 30, 2023 (unaudited)

Gifts and Entertainment. From time to time, employees of BBH, including the Investment Adviser, and any of their respective partners, principals, directors, officers, employees, affiliates or agents, may receive gifts and/or entertainment from clients, intermediaries, or service providers to the Fund or BBH, including the Investment Adviser, which could have the appearance of affecting or may potentially affect the judgment of the employees, or the manner in which they conduct business. The Investment Adviser has implemented policies and procedures concerning gifts and entertainment to mitigate any impact on the judgment of BBH Partners and employees.

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BBH PARTNER FUND – SMALL CAP EQUITY
OPERATION AND EFFECTIVENESS OF THE FUND’S LIQUIDITY RISK MANAGEMENT PROGRAM April 30, 2023 (unaudited)

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), to promote effective liquidity risk management throughout the open-end investment company industry in order to reduce the risk that funds will be unable to meet their redemption obligations and mitigate dilution of the interests of fund shareholders.

The Board of Trustees (the “Board”) of BBH Trust has appointed three members of the Brown Brothers Harriman & Co. Mutual Fund Advisory Department, the Investment Adviser to the funds of BBH Trust (the “Funds”), as the Program Administrator for the Fund’s liquidity risk management program (the “Program”). The Board met on March 7, 2023 to review the Program for the Funds pursuant to the Liquidity Rule. The Program Administrator provided the Board with a report (the “Report”) that addressed the operations of the Program and assessed its adequacy and effectiveness for the period from February 1, 2022 through January 31, 2023 (the “Reporting Period”).

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, including the following points.

Liquidity classification. The Report described the Program’s liquidity classification methodology for categorizing the Funds’ investments into one of four liquidity buckets. The Fund classified each of its investments into one of four liquidity categories based on the number of days reasonably needed to sell and convert a reasonably anticipated sized trade of each investment into cash without significantly impacting the price of the investments. The Program Administrator relied on a third-party data provider to facilitate the classification of the Fund’s investments based on criteria in the Fund’s Program. During the Reporting Period, the Fund did not hold more than 15% of its net assets in illiquid investments.

Highly Liquid Investment Minimum. The Report noted that one aspect of the Liquidity Rule is a requirement that funds that are expected to have less than 50% of assets classified as other than “highly liquid” should establish a minimum percentage of highly liquid assets that the fund is expected to hold on an on-going basis. The Program Administrator monitors the percentages of assets in each category on an ongoing basis and, given that the Fund did not approach the 50% threshold, has made the determination that it is not necessary to assign a Highly Liquid Investment Minimum to the Fund as provided for in the Liquidity Rule.

The Fund’s investment strategy and liquidity of portfolio investments during normal and reasonably foreseeable stressed market conditions. During the Reporting Period, the Program Administrator reviewed whether the Fund’s investment strategy is appropriate for an open-end fund structure with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets and factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account.

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BBH PARTNER FUND – SMALL CAP EQUITY
OPERATION AND EFFECTIVENESS OF THE FUND’S LIQUIDITY RISK MANAGEMENT PROGRAM (continued) April 30, 2023 (unaudited)

Short-term and long-term cash flow projections during normal and reasonably foreseeable stressed market conditions. During the Reporting Period, the Program Administrator reviewed historical redemption activity and used this information as a component to establish the Fund’s reasonably anticipated trading size. The Program Administrator also took into consideration other factors such as shareholder ownership concentration, applicable distribution channels and the degree of certainty associated with the Fund’s short-term and long-term cash flow projections.

Holdings of cash and cash equivalents. The Program Administrator considered the degree to which the Fund held cash and cash equivalents as a component of each Fund’s ability to meet redemption requests.

There were no material changes to the Program during the Reporting Period. The Program Administrator has informed the Board that it believes that the Fund’s Program is adequately designed, has been implemented as intended, and has operated effectively since its implementation. No material exceptions have been noted since the implementation of the Program, and there were no liquidity events that impacted the Fund or its ability to meet redemption requests on a timely basis during the Reporting Period.

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Administrator
Brown Brothers Harriman & Co.
140 Broadway
New York, NY 10005

Distributor
Alps Distributors, Inc.
1290 Broadway, Suite 1000
Denver, Co 80203

Shareholder Servicing Agent
Brown Brothers Harriman & Co.
140 Broadway
New York, NY 10005
1-800-575-1265

To obtain information or make shareholder inquiries:

Investment Adviser Brown Brothers Harriman Mutual Fund Advisory Department 140 Broadway New York, NY 10005
By telephone: By E-mail send your request to: On the internet:	Call 1-800-575-1265 bbhfunds@bbh.com www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund.

For more complete information, visit www.bbhfunds.com for a prospectus. You should consider the Fund’s investment objectives, risks, charges and expenses carefully before you invest. Information about these and other important subjects is in the Fund’s prospectus, which you should read carefully before investing.

Holdings and allocations are subject to change. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available electronically on the SEC’s website (sec.gov). For a complete list of a fund’s portfolio holdings, view the most recent holdings listing, semi-annual report, or annual report on the Fund’s website at http://www.bbhfunds.com.

A summary of the Fund’s Proxy Voting Policy that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio, as well as a record of how the Fund voted any such proxies during the most recent 12-month period ended June 30, is available, without charge, upon request by calling the toll-free number listed above. This information is also available on the SEC’s website at www.sec.gov.

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

Semi-Annual Report

APRIL 30, 2023

BBH Limited Duration Fund

BBH LIMITED DURATION FUND
PORTFOLIO ALLOCATION April 30, 2023 (unaudited)

BREAKDOWN BY SECURITY TYPE

	U.S. $ Value	Percent of Net Assets
Asset Backed Securities	$1,768,890,097	23.4%
Commercial Mortgage Backed Securities	458,845,430	6.1
Corporate Bonds	3,539,867,414	46.9
Loan Participations and Assignments	1,048,780,139	13.9
Municipal Bonds	138,640,664	1.8
Residential Mortgage Backed Securities	56,635,588	0.7
U.S. Government Agency Obligations	261,319,253	3.5
U.S. Treasury Bills	252,978,316	3.3
Cash and Other Assets in Excess of Liabilities	26,507,368	0.4
NET ASSETS	$7,552,464,269	100.0%

All data as of April 30, 2023. The BBH Limited Duration Fund’s (the “Fund”) breakdown by security type is expressed as a percentage of net assets and may vary over time.

The accompanying notes are an integral part of these financial statements.

2

BBH LIMITED DURATION FUND
PORTFOLIO OF INVESTMENTS April 30, 2023 (unaudited)
Principal Amount		Maturity Date	Interest Rate	Value
	ASSET BACKED SECURITIES (23.4%)
$10,000,000	AGL Core CLO 2, Ltd. 2019-2A (3-Month USD-LIBOR + 1.390%)[1,2]	04/20/32	6.640%	$9,904,959
13,113,546	AIM Aviation Finance, Ltd. 2015-1A1	02/15/40	6.213	8,323,915
1,427,869	AmeriCredit Automobile Receivables Trust 2021-3	02/18/25	0.410	1,424,409
9,589,780	Amur Equipment Finance Receivables X LLC 2022-1A1	10/20/27	1.640	9,175,295
11,464,700	ARI Fleet Lease Trust 2022-A1	01/15/31	3.120	11,273,788
38,223,798	Audax Senior Debt CLO III LLC 2020-1A (3-Month USD-LIBOR + 1.610%)[1,2]	01/20/30	6.860	37,772,314
11,930,000	Avis Budget Rental Car Funding AESOP LLC 2023-3A1	02/22/28	5.440	12,021,645
4,145,016	Bankers Healthcare Group Securitization Trust 2020-A1	09/17/31	2.560	4,057,130
24,427,718	BHG Securitization Trust 2022-A1	02/20/35	1.710	23,338,080
15,422,000	BHG Securitization Trust 2023-A1	04/17/36	5.550	15,278,885
12,410,000	BlackRock Elbert CLO V LLC 5A (3-Month CME Term SOFR + 1.850%)[1,2]	06/15/34	6.883	11,854,736
5,867,443	Business Jet Securities LLC 2020-1A1	11/15/35	2.981	5,548,593
9,554,338	Business Jet Securities LLC 2022-1A1	06/15/37	4.455	9,202,070
44,170,000	California Street CLO IX LP 2012-9A (3-Month USD-LIBOR + 1.100%)[1,2]	07/16/32	6.360	43,264,515
29,280,000	Carlyle US CLO, Ltd. 2019-2A (3-Month USD-LIBOR + 1.120%)[1,2]	07/15/32	6.380	28,762,933
6,073,297	CarMax Auto Owner Trust 2022-1	02/18/25	0.910	6,023,485
20,496,031	CARS-DB4 LP 2020-1A1	02/15/50	3.190	19,291,666
22,918,037	CF Hippolyta Issuer LLC 2020-1[1]	07/15/60	1.690	20,795,655
9,274,109	Chesapeake Funding II LLC 2020-1A1	08/15/32	0.870	9,207,967
14,695,000	Chesapeake Funding II LLC 2023-1A1	05/15/35	5.650	14,755,558
25,000,000	Churchill MMSLF CLO-I LP 2021-2A (3-Month USD-LIBOR + 1.450%)[1,2]	10/01/32	6.673	24,196,025
4,736,395	CIG Auto Receivables Trust 2021-1A1	04/14/25	0.690	4,691,227
25,721,338	Credit Acceptance Auto Loan Trust 2020-3A1	10/15/29	1.240	25,379,363
6,470,000	Credit Acceptance Auto Loan Trust 2023-1A1	07/15/33	7.710	6,623,224
12,445,000	Deerpath Capital CLO, Ltd. 2022-1A (3-Month CME Term SOFR + 1.950%)[1,2]	07/15/33	6.936	12,243,099
17,238,147	Dell Equipment Finance Trust 2022-1[1]	08/23/27	2.110	17,060,987
12,453,096	Donlen Fleet Lease Funding 2 LLC 2021-2[1]	12/11/34	0.560	12,112,178
17,180,000	Dryden 93 CLO, Ltd. 2021-93A (3-Month USD-LIBOR + 1.080%)[1,2]	01/15/34	6.340	16,844,990
4,393,414	ECAF I, Ltd. 2015-1A1	06/15/40	3.473	2,906,999
14,593,795	Elm Trust 2020-3A1	08/20/29	2.954	13,621,006
12,516,358	Enterprise Fleet Financing LLC 2022-1[1]	01/20/28	3.030	12,204,753
12,500,000	Enterprise Fleet Financing LLC 2022-4[1]	10/22/29	5.760	12,579,937

The accompanying notes are an integral part of these financial statements.

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 3	3

BBH LIMITED DURATION FUND
PORTFOLIO OF INVESTMENTS (continued) April 30, 2023 (unaudited)
Principal Amount		Maturity Date	Interest Rate	Value
	ASSET BACKED SECURITIES (continued)
$10,580,183	Exeter Automobile Receivables Trust 2022-6A	11/17/25	5.730%	$10,570,350
3,073,772	FCI Funding LLC 2021-1A1	04/15/33	1.130	2,933,643
25,588,914	Finance of America HECM Buyout 2022-HB1[1,2,3]	02/25/32	2.695	24,253,070
50,300,000	Flexential Issuer 2021-1A1	11/27/51	3.250	45,163,143
11,468,986	FNA LLC 2019-1[4]	12/10/31	3.000	9,748,638
5,006,211	Foursight Capital Automobile Receivables Trust 2022-1[1]	09/15/25	1.150	4,947,066
3,180,809	FREED ABS Trust 2022-2CP1	05/18/29	3.030	3,172,565
20,502,244	Global SC Finance VII Srl 2020-1A1	10/17/40	2.170	18,637,866
21,094,496	Global SC Finance VII Srl 2020-2A1	11/19/40	2.260	19,156,279
5,572,911	GM Financial Consumer Automobile Receivables Trust 2022-1	02/18/25	0.760	5,529,022
50,750,000	Golub Capital Partners ABS Funding, Ltd. 2021-2A1	10/19/29	2.944	45,004,831
10,353,659	HPEFS Equipment Trust 2022-1A1	05/21/29	1.020	10,263,368
21,000,000	HTS Fund I LLC 2021-1[1,4]	08/25/36	1.411	18,421,200
10,258,034	Hyundai Auto Receivables Trust 2022-A	02/18/25	1.810	10,137,214
20,322,061	Kubota Credit Owner Trust 2022-1A1	04/15/25	2.340	20,006,882
16,279,442	LCM XXIV, Ltd. 24A (3-Month USD-LIBOR + 0.980%)[1,2]	03/20/30	6.230	16,042,306
10,673,534	Lendmark Funding Trust 2019-2A1	04/20/28	2.780	10,446,847
39,049,413	Madison Park Funding XXV, Ltd. 2017-25A (3-Month USD-LIBOR + 0.970%)[1,2]	04/25/29	6.225	38,515,455
3,474,860	Mariner Finance Issuance Trust 2019-AA1	07/20/32	2.960	3,438,373
16,460,000	Mariner Finance Issuance Trust 2020-AA1	08/21/34	2.190	15,843,695
8,450,000	MCF CLO IX, Ltd. 2019-1A (3-Month CME Term SOFR + 1.500%)[1,2]	07/17/31	6.486	8,288,247
41,880,000	Monroe Capital Income Plus ABS Funding LLC 2022-1A1	04/30/32	4.050	37,200,928
12,410,000	Monroe Capital Mml CLO X, Ltd. 2020-1A (3-Month CME Term SOFR + 1.870%)[1,2]	05/20/34	6.674	12,118,776
47,600,000	Neuberger Berman Loan Advisers CLO 34, Ltd. 2019-34A (3-Month CME Term SOFR + 1.240%)[1,2]	01/20/35	6.288	46,838,400
40,570,000	New Residential Advance Receivables Trust Advance Receivables Backed 2020-T1[1]	08/15/53	1.426	39,854,240
17,690,000	NextGear Floorplan Master Owner Trust 2022-1A1	03/15/27	2.800	16,964,471
27,914,018	NMEF Funding LLC 2022-A1	10/16/28	2.580	27,080,846
30,000,000	Northwoods Capital XVIII, Ltd. 2019-18A (3-Month USD-LIBOR + 1.100%)[1,2]	05/20/32	6.015	29,487,879
24,700,000	NRZ Advance Receivables Trust 2015-ON1 2020-T2[1]	09/15/53	1.475	24,132,626
32,920,000	Octagon Investment Partners 20-R, Ltd. 2019-4A (3-Month USD-LIBOR + 1.150%)[1,2]	05/12/31	6.023	32,500,991

The accompanying notes are an integral part of these financial statements.

4

BBH LIMITED DURATION FUND
PORTFOLIO OF INVESTMENTS (continued) April 30, 2023 (unaudited)
Principal Amount		Maturity Date	Interest Rate	Value
	ASSET BACKED SECURITIES (continued)
$21,250,000	OnDeck Asset Securitization Trust III LLC 2021-1A1	05/17/27	1.590%	$19,785,114
14,640,000	OneMain Financial Issuance Trust 2022-3A1	05/15/34	5.940	14,823,268
13,350,000	OneMain Financial Issuance Trust 2022-S1[1]	05/14/35	4.130	12,978,564
13,366,382	Oportun Funding XIII LLC 2019-A1	08/08/25	3.080	13,092,877
25,000,000	Oportun Issuance Trust 2022-A1	06/09/31	5.050	24,319,588
56,210,000	Oportun Issuance Trust 2021-C1	10/08/31	2.180	50,971,065
2,593,608	OSCAR US Funding XIII LLC 2021-2A1	08/12/24	0.390	2,578,627
18,984,102	OSCAR US Funding XIV LLC 2022-1A1	03/10/25	1.600	18,691,096
25,930,000	Oxford Finance Funding LLC 2022-1A1	02/15/30	3.602	23,941,890
40,852,854	Palmer Square Loan Funding, Ltd. 2022-1A (3-Month CME Term SOFR + 1.050%)[1,2]	04/15/30	6.036	40,383,046
19,393,406	Parliament CLO II, Ltd. 2021-2A (3-Month USD-LIBOR + 1.350%)[1,2]	08/20/32	6.265	19,085,855
1,413,788	Pawnee Equipment Receivables Series LLC 2020-1[1]	11/17/25	1.370	1,405,561
47,670,000	PFS Financing Corp. 2022-A1	02/15/27	2.470	45,462,369
19,980,000	PFS Financing Corp. 2022-C1	05/15/27	3.890	19,495,923
9,810,000	PFS Financing Corp. 2023-A1	03/15/28	5.800	10,042,527
18,070,000	Regional Management Issuance Trust 2020-1[1]	10/15/30	2.340	17,306,087
16,470,000	Republic Finance Issuance Trust 2020-A1	11/20/30	2.470	15,782,974
56,030,000	Republic Finance Issuance Trust 2021-A1	12/22/31	2.300	51,835,477
34,490,000	Santander Revolving Auto Loan Trust 2019-A1	01/26/32	2.510	32,922,736
17,537,720	SCF Equipment Leasing LLC 2022-1A1	02/22/28	2.060	17,182,073
8,922,669	Shenton Aircraft Investment I, Ltd. 2015-1A1	10/15/42	4.750	7,316,856
22,755,000	Southwick Park CLO LLC 2019-4A (3-Month USD-LIBOR + 1.060%)[1,2]	07/20/32	6.310	22,414,155
36,479,131	Stack Infrastructure Issuer LLC 2019-1A1	02/25/44	4.540	35,833,162
19,160,000	Stack Infrastructure Issuer LLC 2020-1A1	08/25/45	1.893	17,472,671
14,047,321	SWC Funding LLC 2018-1A1	08/15/33	4.750	13,833,465
50,790,000	Symphony CLO XXI, Ltd. 2019-21A (3-Month USD-LIBOR + 1.060%)[1,2]	07/15/32	6.320	50,081,490
12,760,000	Synchrony Card Funding LLC 2022-A1	04/15/28	3.370	12,438,998
12,920,000	Vantage Data Centers Issuer LLC 2023-1A1	03/16/48	6.316	12,871,020
7,897,498	Veros Auto Receivables Trust 2022-1[1]	12/15/25	3.470	7,786,968
18,264,816	VFI ABS LLC 2022-1A1	03/24/28	2.230	17,738,369
4,992,035	Volkswagen Auto Loan Enhanced Trust 2021-1	10/21/24	0.490	4,970,400
4,212,942	Westlake Automobile Receivables Trust 2021-2A1	04/15/25	0.320	4,194,392

The accompanying notes are an integral part of these financial statements.

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 3	5

BBH LIMITED DURATION FUND
PORTFOLIO OF INVESTMENTS (continued) April 30, 2023 (unaudited)
Principal Amount		Maturity Date	Interest Rate	Value
	ASSET BACKED SECURITIES (continued)
$836,834	Westlake Automobile Receivables Trust 2021-3A1	09/16/24	0.570%	$835,192
10,751,862	Westlake Automobile Receivables Trust 2022-1A1	12/16/24	1.970	10,687,491
30,695,394	Wheels Fleet Lease Funding 1 LLC 2022-1A1	10/18/36	2.470	29,888,148
	Total Asset Backed Securities (Cost $1,845,527,221)			1,768,890,097

	COMMERCIAL MORTGAGE BACKED SECURITIES (6.1%)
26,807,000	BB-UBS Trust 2012-TFT[1,2,3]	06/05/30	3.559	23,609,877
9,350,000	BLP Commercial Mortgage Trust 2023-IND (1-Month CME Term SOFR + 1.692%)[1,2]	03/15/40	6.582	9,288,251
20,300,000	BPR Trust 2022-OANA (1-Month CME Term SOFR + 1.898%)[1,2]	04/15/37	6.788	19,765,550
11,334,378	BX Commercial Mortgage Trust 2019-XL (1-Month CME Term SOFR + 1.034%)[1,2]	10/15/36	5.924	11,213,370
18,100,000	BX Commercial Mortgage Trust 2022-CSMO (1-Month CME Term SOFR + 2.115%)[1,2]	06/15/27	7.004	17,895,798
51,135,720	BX Commercial Mortgage Trust 2022-LP2 (1-Month CME Term SOFR + 1.013%)[1,2]	02/15/39	5.902	49,564,759
459,282	BX Trust 2019-RP (1-Month USD-LIBOR + 1.045%)[1,2]	06/15/34	5.993	452,083
30,260,931	BXMT, Ltd. 2020-FL2 (1-Month CME Term SOFR + 1.014%)[1,2]	02/15/38	5.904	28,592,352
20,990,000	BXMT, Ltd. 2020-FL3 (1-Month CME Term SOFR + 1.514%)[1,2]	11/15/37	6.404	19,844,658
17,250,000	BXMT, Ltd. 2021-FL4 (1-Month USD-LIBOR + 1.050%)[1,2]	05/15/38	5.998	16,236,562
31,329,000	CG-CCRE Commercial Mortgage Trust 2014-FL2 (1-Month USD-LIBOR + 2.900%)[1,2]	11/15/31	7.848	28,446,613
18,200,276	HPLY Trust 2019-HIT (1-Month USD-LIBOR + 1.000%)[1,2]	11/15/36	5.948	17,879,360
23,600,000	Life Mortgage Trust 2022-BMR2 (1-Month CME Term SOFR + 1.295%)[1,2]	05/15/39	6.185	23,104,424
17,986,565	Med Trust 2021-MDLN (1-Month USD-LIBOR + 0.950%)[1,2]	11/15/38	5.898	17,446,311
33,690,000	MHC Commercial Mortgage Trust 2021-MHC (1-Month CME Term SOFR + 0.915%)[1,2]	04/15/38	5.805	32,889,478
16,040,000	MTN Commercial Mortgage Trust 2022-LPFL (1-Month CME Term SOFR + 1.397%)[1,2]	03/15/39	6.286	15,738,324
3,236,951	PFP, Ltd. 2021-7 (1-Month USD-LIBOR + 0.850%)[1,2]	04/14/38	5.798	3,183,831
21,233,895	Ready Capital Mortgage Financing 2022-FL8 LLC (30-Day SOFR + 1.650%)[1,2]	01/25/37	6.474	20,810,897

The accompanying notes are an integral part of these financial statements.

6

BBH LIMITED DURATION FUND
PORTFOLIO OF INVESTMENTS (continued) April 30, 2023 (unaudited)
Principal Amount		Maturity Date	Interest Rate	Value
	COMMERCIAL MORTGAGE BACKED SECURITIES (continued)
$46,350,000	SPGN 2022-TFLM Mortgage Trust (1-Month CME Term SOFR + 1.550%)[1,2]	02/15/39	6.440%	$43,931,911
15,766,720	STWD, Ltd. 2019-FL1 (1-Month CME Term SOFR + 1.194%)[1,2]	07/15/38	6.088	15,554,208
24,300,000	Taubman Centers Commercial Mortgage Trust 2022-DPM (1-Month CME Term SOFR + 2.186%)[1,2]	05/15/37	7.076	23,447,075
20,000,000	WMRK Commercial Mortgage Trust 2022-WMRK (1-Month CME Term SOFR + 2.789%)[1,2]	11/15/27	7.679	19,949,738
	Total Commercial Mortgage Backed Securities (Cost $476,728,246)			458,845,430

	CORPORATE BONDS (46.9%)
	AUTO MANUFACTURERS (1.6%)
45,590,000	Daimler Truck Finance North America LLC (SOFR + 0.500%)[1,2]	06/14/23	5.295	45,593,219
16,000,000	Daimler Truck Finance North America LLC[1]	01/17/25	5.200	16,049,176
23,920,000	General Motors Financial Co., Inc.	04/06/26	5.400	23,932,741
11,055,000	Hyundai Capital America[1]	03/30/26	5.500	11,103,024
25,455,000	Mercedes-Benz Finance North America LLC[1]	03/30/26	4.800	25,643,978
				122,322,138
	BANKS (13.1%)
51,125,000	Bank of Montreal	01/10/25	1.500	48,152,932
34,710,000	Bank of New Zealand[1]	02/20/24	3.500	34,225,934
19,870,000	Bank of New Zealand[1]	02/07/28	4.846	19,900,710
58,070,000	Bank of Nova Scotia	03/11/24	2.440	56,502,538
32,500,000	Bank of Nova Scotia (SOFR + 0.380%)[2]	07/31/24	5.219	32,313,086
15,015,000	Bank of Nova Scotia	01/10/25	1.450	14,119,876
19,725,000	Canadian Imperial Bank of Commerce	04/28/28	5.001	19,812,584
33,540,000	Commonwealth Bank of Australia (SOFR + 0.400%)[1,2]	07/07/25	5.237	33,239,817
65,000,000	DNB Bank ASA (1-Year CMT Index + 0.330%)[1,2]	09/30/25	0.856	60,875,407
38,570,000	Fifth Third Bancorp	01/25/24	3.650	37,924,651
20,810,000	Goldman Sachs Group, Inc.	12/06/23	1.217	20,320,713
29,665,000	HSBC Holdings, Plc. (SOFR + 0.534%)[2]	08/17/24	0.732	29,187,489
33,350,000	HSBC Holdings, Plc. (SOFR + 1.929%)[2]	06/04/26	2.099	31,053,487
5,780,000	HSBC Holdings, Plc. (SOFR + 3.030%)[2]	11/03/26	7.336	6,060,896
24,145,000	Huntington National Bank (SOFR + 1.215%)[2]	11/18/25	5.699	23,575,269
33,270,000	JPMorgan Chase & Co. (3-Month CME Term SOFR + 1.585%)[2]	03/13/26	2.005	31,374,491
18,760,000	KeyBank NA	11/15/27	5.850	18,734,578
33,923,000	Lloyds Banking Group, Plc.	03/12/24	3.900	33,350,571
24,865,000	Lloyds Banking Group, Plc. (1-Year CMT Index + 1.600%)[2]	03/18/26	3.511	23,919,781
The accompanying notes are an integral part of these financial statements.

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 3	7

BBH LIMITED DURATION FUND
PORTFOLIO OF INVESTMENTS (continued) April 30, 2023 (unaudited)
Principal Amount		Maturity Date	Interest Rate	Value
	CORPORATE BONDS (continued)
	BANKS (continued)
$17,755,000	Lloyds Banking Group, Plc. (1-Year CMT Index + 1.800%)[2]	03/18/28	3.750%	$16,700,142
39,660,000	Mitsubishi UFJ Financial Group, Inc.	07/17/25	1.412	36,477,885
42,665,000	Morgan Stanley (SOFR + 1.770%)[2]	10/16/26	6.138	43,786,291
20,000,000	National Australia Bank, Ltd.	01/12/26	4.966	20,244,317
24,915,000	Royal Bank of Canada	08/03/27	4.240	24,390,820
16,070,000	Santander Holdings USA, Inc.	06/07/24	3.500	15,645,528
26,360,000	Skandinaviska Enskilda Banken AB1	09/09/24	0.650	24,812,035
10,085,000	State Street Corp. (SOFR + 1.353%)[2]	11/04/26	5.751	10,252,841
14,435,000	Truist Financial Corp. (SOFR + 1.626%)[2]	10/28/26	5.900	14,500,034
53,570,000	UBS Group AG (1-Year CMT Index + 1.550%)[1,2]	01/12/27	5.711	53,417,577
42,990,000	US Bancorp (5-Year CMT Index + 2.541%)[2,5]		3.700	33,102,300
22,750,000	US Bancorp (SOFR + 1.430%)[2]	10/21/26	5.727	22,908,526
14,870,000	Wells Fargo & Co. (SOFR + 1.600%)[2]	06/02/24	1.654	14,820,273
19,370,000	Wells Fargo & Co. (SOFR + 2.000%)[2]	04/30/26	2.188	18,247,235
7,920,000	Wells Fargo & Co. (SOFR + 1.560%)[2]	08/15/26	4.540	7,801,489
26,655,000	Westpac Banking Corp.	11/18/27	5.457	27,674,462
30,895,000	Westpac New Zealand, Ltd.[1]	02/15/28	4.902	30,901,157
				990,327,722
	BEVERAGES (0.3%)
8,175,000	Constellation Brands, Inc.	05/09/24	3.600	8,040,666
15,335,000	Diageo Capital, Plc.	10/24/25	5.200	15,565,618
				23,606,284
	DIVERSIFIED FINANCIAL SERVICES (4.0%)
11,426,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	09/15/23	4.500	11,355,926
47,945,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	02/15/24	3.150	46,835,457
21,450,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	10/29/24	1.750	20,101,531
33,230,000	Aviation Capital Group LLC[1]	12/15/24	5.500	32,788,385
33,535,000	Avolon Holdings Funding, Ltd.[1]	01/15/26	5.500	32,914,291
37,385,000	Bread Financial Holdings, Inc.[1]	12/15/24	4.750	32,997,567
45,285,000	Capital One Financial Corp. (SOFR + 0.690%)[2]	12/06/24	1.343	43,822,217
14,430,000	Credit Acceptance Corp.[1]	12/31/24	5.125	13,746,514
2,785,000	Credit Acceptance Corp.	03/15/26	6.625	2,661,522
48,895,000	Drawbridge Special Opportunities Fund LP / Drawbridge Special Opportunities Finance[1]	02/15/26	3.875	43,541,596
25,095,000	Strategic Credit Opportunities Partners LLC	04/01/26	4.250	22,655,942
				303,420,948

The accompanying notes are an integral part of these financial statements.

8

BBH LIMITED DURATION FUND
PORTFOLIO OF INVESTMENTS (continued) April 30, 2023 (unaudited)
Principal Amount		Maturity Date	Interest Rate	Value
	CORPORATE BONDS (continued)
	ELECTRIC (4.2%)
$74,190,000	Alexander Funding Trust[1]	11/15/23	1.841%	$72,103,618
16,025,000	Constellation Energy Generation LLC	06/01/25	3.250	15,408,891
39,340,000	Duke Energy Corp. (SOFR + 0.250%)[2]	06/10/23	5.048	39,333,658
48,502,579	Duke Energy Progress NC Storm Funding LLC	07/01/30	1.295	43,547,392
61,690,000	Edison International (5-Year CMT Index + 4.698%)[2,5]		5.375	54,936,488
25,345,000	New York State Electric & Gas Corp.	05/01/23	5.750	25,345,000
27,010,000	Southern Co. (SOFR Index + 0.370%)[2]	05/10/23	5.083	27,006,905
36,892,000	Vistra Operations Co. LLC[1]	09/01/26	5.500	36,148,323
				313,830,275
	HEALTHCARE-PRODUCTS (0.7%)
22,215,000	Medtronic Global Holdings SCA	03/30/28	4.250	22,291,948
30,000,000	Thermo Fisher Scientific, Inc.	10/18/23	0.797	29,404,384
				51,696,332
	HEALTHCARE-SERVICES (0.8%)
60,630,000	Sutter Health	08/15/25	1.321	55,927,197

	INSURANCE (10.2%)
16,760,000	Athene Global Funding[1]	01/08/24	0.950	16,125,427
18,000,000	Athene Global Funding[1]	01/14/25	2.500	17,051,544
14,345,000	Athene Global Funding[1]	06/29/25	2.550	13,307,926
84,507,000	Corebridge Global Funding[1]	09/13/23	0.400	82,870,467
26,595,000	Equitable Financial Life Global Funding[1]	11/12/24	1.100	25,096,357
59,274,000	F&G Global Funding[1]	09/20/24	0.900	55,305,904
64,675,000	GA Global Funding Trust[1]	12/08/23	1.250	62,747,014
50,000,000	GA Global Funding Trust (SOFR + 0.500%)[1,2]	09/13/24	5.301	48,533,190
44,790,000	Met Tower Global Funding[1]	09/14/26	1.250	39,940,425
73,445,000	New York Life Global Funding[1]	01/14/25	1.450	69,387,012
74,165,000	Northwestern Mutual Global Funding[1]	03/25/24	0.600	71,282,617
19,330,000	Pacific Life Global Funding II1	06/24/25	1.200	17,777,007
37,490,000	Pacific Life Global Funding II1	04/04/28	4.900	37,637,055
37,180,000	Pricoa Global Funding I1	12/06/24	1.150	34,925,033
47,175,000	Principal Life Global Funding II1	01/10/25	1.375	44,278,931
29,855,000	Protective Life Global Funding[1]	07/05/24	0.781	28,295,016
42,465,000	Protective Life Global Funding[1]	01/13/25	1.646	39,964,660
37,290,000	SiriusPoint, Ltd.[1]	11/01/26	4.600	32,181,270
31,750,000	United Insurance Holdings Corp.	12/15/27	7.250	20,637,500
4,205,000	Universal Insurance Holdings, Inc.	11/30/26	5.625	3,775,913
11,950,000	Vitality Re XIII, Ltd. (3-Month U.S. Treasury Bill + 2.000%)[1,2]	01/06/26	7.144	11,506,655
				772,626,923

The accompanying notes are an integral part of these financial statements.

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 3	9

BBH LIMITED DURATION FUND
PORTFOLIO OF INVESTMENTS (continued) April 30, 2023 (unaudited)
Principal Amount		Maturity Date	Interest Rate	Value
	CORPORATE BONDS (continued)
	INVESTMENT COMPANIES (6.7%)
$41,185,000	BlackRock TCP Capital Corp.	08/23/24	3.900%	$39,814,332
46,600,000	Blackstone Private Credit Fund	09/15/24	1.750	43,482,862
30,840,000	Blackstone Private Credit Fund	11/22/24	2.350	28,761,652
24,645,000	Blackstone Secured Lending Fund	07/14/23	3.650	24,462,370
9,654,000	Blackstone Secured Lending Fund	01/15/26	3.625	8,873,517
18,375,000	Franklin BSP Lending Corp.[1]	12/15/24	4.850	17,670,700
26,475,000	Franklin BSP Lending Corp.	03/30/26	3.250	23,617,173
28,550,000	FS KKR Capital Corp.	07/15/24	4.625	27,760,052
18,859,000	FS KKR Capital Corp.	02/01/25	4.125	17,879,925
42,821,000	FS KKR Capital Corp.[1]	02/14/25	4.250	40,434,629
39,855,000	Golub Capital BDC, Inc.	04/15/24	3.375	38,541,361
49,650,000	Main Street Capital Corp.	05/01/24	5.200	48,798,999
33,980,000	Main Street Capital Corp.	07/14/26	3.000	29,895,771
31,201,000	Owl Rock Capital Corp.	04/15/24	5.250	30,698,109
10,000,000	Owl Rock Capital Corp.	03/30/25	4.000	9,427,088
27,070,000	Owl Rock Capital Corp. II1	11/26/24	4.625	26,101,031
18,000,000	OWL Rock Core Income Corp.	09/23/26	3.125	15,629,434
20,015,000	Owl Rock Technology Finance Corp.[1]	12/15/25	4.750	18,219,568
17,345,000	PennantPark Investment Corp.	11/01/26	4.000	15,517,698
				505,586,271
	OIL & GAS (0.4%)
20,480,000	Pioneer Natural Resources Co.	03/29/26	5.100	20,683,310
10,072,000	Woodside Finance, Ltd.[1]	09/15/26	3.700	9,676,169
				30,359,479
	PHARMACEUTICALS (0.5%)
22,745,000	CVS Health Corp.	02/20/26	5.000	23,012,147
15,315,000	McKesson Corp.	02/15/26	5.250	15,321,445
				38,333,592
	PIPELINES (0.6%)
16,986,000	EnLink Midstream Partners LP	06/01/25	4.150	16,424,400
31,985,000	Northriver Midstream Finance LP1	02/15/26	5.625	30,031,996
				46,456,396
	REAL ESTATE INVESTMENT TRUSTS (1.5%)
9,290,000	American Tower Trust #1[1]	03/15/28	5.490	9,487,326
25,360,000	EF Holdco / EF Cayman Hold / Ellington Finance REIT Cayman / TRS / EF Cayman Non-MTM[1]	04/01/27	5.875	23,443,724
23,540,000	HAT Holdings I LLC / HAT Holdings II LLC[1]	06/15/26	3.375	20,894,272
14,480,000	Realty Income Corp.	01/13/26	5.050	14,482,370
29,500,000	Rexford Industrial Realty LP	06/15/28	5.000	29,311,988
19,215,000	Scentre Group Trust 1 / Scentre Group Trust 2[1]	01/28/26	3.625	18,481,447
				116,101,127

The accompanying notes are an integral part of these financial statements.

10

BBH LIMITED DURATION FUND
PORTFOLIO OF INVESTMENTS (continued) April 30, 2023 (unaudited)
Principal Amount		Maturity Date	Interest Rate	Value
	CORPORATE BONDS (continued)
	RETAIL (1.1%)
$11,000,000	Nordstrom, Inc.	04/08/24	2.300%	$10,478,490
72,275,000	Walgreens Boots Alliance, Inc.	11/17/23	0.950	70,542,705
				81,021,195
	SEMICONDUCTORS (0.8%)
33,545,000	ams-OSRAM AG1	07/31/25	7.000	31,331,030
25,270,000	Intel Corp.	02/10/28	4.875	25,714,106
				57,045,136
	TRUCKING & LEASING (0.4%)
31,000,000	Penske Truck Leasing Co. LP / PTL Finance Corp.[1]	05/01/28	5.550	31,206,399
	Total Corporate Bonds (Cost $3,702,020,831)			3,539,867,414

	LOAN PARTICIPATIONS AND ASSIGNMENTS (13.9%)
36,085,000	AAdvantage Loyality IP, Ltd. (3-Month USD-LIBOR + 4.750%)[2]	04/20/28	10.000	36,290,324
21,597,282	Allen Media LLC (3-Month CME Term SOFR + 5.500%)[2]	02/10/27	10.548	18,965,221
20,729,217	Allspring Buyer LLC (3-Month USD-LIBOR + 3.000%)[2]	11/01/28	8.188	20,642,776
6,671,475	Allspring Buyer LLC (3-Month CME Term SOFR + 3.750%)[2]	11/01/28	8.648	6,660,334
46,574,556	Asplundh Tree Expert LLC (1-Month USD-LIBOR + 1.750%)[2]	09/07/27	6.775	46,349,136
6,861,382	Avantor Funding, Inc. Term B5 (1-Month CME Term SOFR + 2.250%)[2]	11/08/27	7.332	6,849,581
20,775,495	Avolon TLB Borrower 1 (US) LLC Term B3 (1-Month USD-LIBOR + 1.750%)[2]	01/15/25	6.703	20,691,770
14,662,500	Avolon TLB Borrower 1 (US) LLC Term B5 (1-Month USD-LIBOR + 2.250%)[2]	12/01/27	7.203	14,625,844
13,732,250	Axalta Coating Systems Dutch Holding B BV (Axalta Coating Systems U.S. Holdings, Inc.) Term B4 (3-Month CME Term SOFR + 3.000%)[2]	12/20/29	7.898	13,758,067
10,279,543	BCP Renaissance Parent LLC Term B3 (3-Month CME Term SOFR + 3.500%)[2]	11/02/26	8.398	10,176,747
35,791,969	Buckeye Partners LP Term B1 (1-Month USD-LIBOR + 2.250%)[2]	11/01/26	7.090	35,673,855
35,976,932	Charter Communications Operating LLC Term B1 (1-Month CME Term SOFR + 1.750%)[2]	04/30/25	6.795	35,907,137
24,491,572	Clarios Global LP (1-Month USD-LIBOR + 3.250%)[2]	04/30/26	8.275	24,425,200

The accompanying notes are an integral part of these financial statements.

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 3	11

BBH LIMITED DURATION FUND
PORTFOLIO OF INVESTMENTS (continued) April 30, 2023 (unaudited)
Principal Amount		Maturity Date	Interest Rate	Value
	LOAN PARTICIPATIONS AND ASSIGNMENTS (continued)
$19,750,000	Clean Harbors, Inc. (1-Month USD-LIBOR + 2.000%)[2]	10/08/28	7.025%	$19,824,062
25,891,030	Delos Finance S.a.r.l. (3-Month USD-LIBOR + 1.750%)[2]	10/06/23	6.909	25,880,156
21,414,067	Eastern Power LLC (3-Month USD-LIBOR + 3.750%)[2]	10/02/25	8.909	20,108,452
45,343,006	Elanco Animal Health, Inc. (1-Month CME Term SOFR + 1.750%)[2]	08/01/27	6.653	44,005,387
21,648,966	Horizon Therapeutics USA, Inc. Term B2 (1-Month USD-LIBOR + 1.750%)[2]	03/15/28	6.813	21,614,111
3,481,042	Icon Plc. (3-Month CME Term SOFR + 2.250%)[2]	07/03/28	7.410	3,478,675
13,971,639	Icon Plc. (3-Month CME Term SOFR + 2.250%)[2]	07/03/28	7.410	13,962,138
6,309,540	Iqvia, Inc. Term B2 (1-Month USD-LIBOR + 1.750%)[2]	01/17/25	6.775	6,299,697
18,810,890	Iqvia, Inc. Term B3 (1-Month USD-LIBOR + 1.750%)[2]	06/11/25	6.775	18,763,862
31,310,309	Iridium Satellite LLC Term B2 (1-Month CME Term SOFR + 2.500%)[2]	11/04/26	7.582	31,254,263
32,820,570	Jazz Pharmaceuticals Plc. (1-Month USD-LIBOR + 3.500%)[2]	05/05/28	8.525	32,770,682
48,410,455	Lumen Technologies, Inc. Term A (1-Month CME Term SOFR + 2.000%)[2]	01/31/25	7.097	44,860,516
22,500,060	Lumen Technologies, Inc. Term B (1-Month CME Term SOFR + 2.250%)[2]	03/15/27	7.347	15,226,241
36,233,225	MPH Acquisition Holdings LLC (3-Month USD-LIBOR + 4.250%)[2]	09/01/28	9.203	30,987,016
38,205,648	NorthRiver Midstream Finance LP Term B (3-Month USD-LIBOR + 3.250%)[2]	10/01/25	8.427	38,044,420
50,000,000	NVA Holdings Parent LLC (1-Month CME Term SOFR + 1.750%)[2,4]	12/16/24	6.847	48,505,000
45,548,888	Organon & Co. (3-Month USD-LIBOR + 3.000%)[2]	06/02/28	8.000	45,454,146
15,000,000	Setanta Aircraft Leasing DAC (3-Month USD-LIBOR + 2.000%)[2]	11/05/28	7.159	14,922,300
40,500,000	SkyMiles IP, Ltd. (3-Month CME Term SOFR + 3.750%)[2]	10/20/27	8.798	41,928,840
11,414,426	SS&C Technologies Holdings, Inc. Term B3 (1-Month USD-LIBOR + 1.750%)[2]	04/16/25	6.775	11,387,031
9,381,382	SS&C Technologies Holdings, Inc. Term B4 (1-Month USD-LIBOR + 1.750%)[2]	04/16/25	6.775	9,358,867
7,806,233	SS&C Technologies Holdings, Inc. Term B5 (1-Month USD-LIBOR + 1.750%)[2]	04/16/25	6.775	7,787,732
17,312,137	UGI Energy Services LLC (1-Month CME Term SOFR + 3.250%)[2]	02/22/30	8.332	17,157,020

The accompanying notes are an integral part of these financial statements.

12

BBH LIMITED DURATION FUND
PORTFOLIO OF INVESTMENTS (continued) April 30, 2023 (unaudited)
Principal Amount		Maturity Date	Interest Rate	Value
	LOAN PARTICIPATIONS AND ASSIGNMENTS (continued)
$47,652,500	United AirLines, Inc. Term B (1-Month USD-LIBOR + 3.750%)[2]	04/21/28	8.770%	$47,429,010
30,618,218	Vistra Operations Co. LLC (fka Tex Operations Co. LLC) (1-Month USD-LIBOR + 1.750%)[2]	12/31/25	6.759	30,468,495
18,525,000	Vontier Corp. (3-Month USD-LIBOR + 1.125%)[2]	10/28/24	6.015	18,432,375
41,357,776	Wyndham Hotels & Resorts, Inc. Term B (1-Month USD-LIBOR + 1.750%)[2]	05/30/25	6.775	41,291,190
57,716,799	Wynn Resorts, Ltd. Term A (1-Month USD-LIBOR + 1.750%)[2]	09/20/24	6.780	56,562,463
	Total Loan Participations and Assignments (Cost $1,070,736,379)			1,048,780,139

	MUNICIPAL BONDS (1.8%)
31,000,000	Kentucky Public Energy Authority, Revenue Bonds (SOFR + 1.200%)[2]	08/01/52	4.423	29,513,156
10,710,000	Texas Municipal Gas Acquisition & Supply Corp. I, Revenue Bonds	12/15/26	6.250	11,188,644
99,360,000	Texas Municipal Gas Acquisition & Supply Corp. II, Revenue Bonds (3-Month USD-LIBOR + 0.690%)[2]	09/15/27	3.902	97,938,864
	Total Municipal Bonds (Cost $141,642,810)			138,640,664

	RESIDENTIAL MORTGAGE BACKED SECURITIES (0.7%)
10,122,026	Cascade Funding Mortgage Trust 2019-RM3[1,2,3]	06/25/69	2.800	9,774,081
9,514,356	CFMT LLC 2021-HB5[1,2,3]	02/25/31	0.801	9,156,947
1,647,280	Pepper Residential Securities Trust No. 23A (1-Month USD-LIBOR + 0.950%)[1,2]	08/18/60	5.909	1,645,923
936,990	Pepper Residential Securities Trust No. 24A (1-Month USD-LIBOR + 0.900%)[1,2]	11/18/60	5.859	936,066
1,841,198	RESIMAC Premier 2019-2A (1-Month USD-LIBOR + 0.950%)[1,2]	02/10/51	5.840	1,834,669
4,937,510	RESIMAC Premier 2020-1A (1-Month USD-LIBOR + 1.050%)[1,2]	02/07/52	5.940	4,929,425
7,779,744	RESIMAC Premier 2021-1A (1-Month USD-LIBOR + 0.700%)[1,2]	07/10/52	5.590	7,731,394
15,684,408	RMF Buyout Issuance Trust 2021-HB1[1,2,3]	11/25/31	1.259	14,997,759
6,846,904	RMF Proprietary Issuance Trust 2019-1[1,2,3]	10/25/63	2.750	5,629,324
	Total Residential Mortgage Backed Securities (Cost $59,258,291)			56,635,588
The accompanying notes are an integral part of these financial statements.

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 3	13

BBH LIMITED DURATION FUND
PORTFOLIO OF INVESTMENTS (continued) April 30, 2023 (unaudited)
Principal Amount		Maturity Date	Interest Rate	Value
	U.S. GOVERNMENT AGENCY OBLIGATIONS (3.5%)
$15,622,000	Federal Farm Credit Banks Funding Corp.	08/25/25	0.610%	$14,381,587
85,000,000	Federal Home Loan Bank Discount Notes[6]	05/01/23	0.000	85,000,000
36,000,000	Federal Home Loan Mortgage Corp.	05/19/23	0.250	35,909,215
40,168,000	Federal Home Loan Mortgage Corp.	10/27/25	0.600	36,801,828
26,490,000	Federal Home Loan Mortgage Corp.	10/27/25	0.625	24,285,505
40,500,000	Federal Home Loan Mortgage Corp.	11/12/25	0.600	37,070,389
24,040,000	Federal Home Loan Mortgage Corp.	11/25/25	0.625	21,998,568
14,262	Federal Home Loan Mortgage Corp. (FHLMC) Non Gold Guaranteed (1-Year USD-LIBOR + 1.786%)[2]	04/01/36	2.765	13,986
12,525	Federal Home Loan Mortgage Corp. (FHLMC) Non Gold Guaranteed (6-Month USD-LIBOR + 1.740%)[2]	12/01/36	3.865	12,181
10,346	Federal Home Loan Mortgage Corp. (FHLMC) Non Gold Guaranteed (1-Year USD-LIBOR + 1.745%)[2]	01/01/37	3.995	10,161
2,655,134	Federal National Mortgage Association (FNMA)	07/01/35	5.000	2,703,787
163,304	Federal National Mortgage Association (FNMA)	11/01/35	5.500	169,205
19,798	Federal National Mortgage Association (FNMA) (1-Year USD-LIBOR + 1.933%)[2]	07/01/36	4.183	20,282
32,044	Federal National Mortgage Association (FNMA) (1-Year USD-LIBOR + 1.721%)[2]	09/01/36	3.971	31,982
22,207	Federal National Mortgage Association (FNMA) (1-Year USD-LIBOR + 1.729%)[2]	01/01/37	4.074	21,910
154,623	Federal National Mortgage Association (FNMA)	08/01/37	5.500	160,211
1,872,301	Federal National Mortgage Association (FNMA)	08/01/37	5.500	1,936,993
738,954	Federal National Mortgage Association (FNMA)	06/01/40	6.500	787,533
4,022	Government National Mortgage Association (GNMA) (1-Year CMT Index + 1.500%)[2]	08/20/29	2.625	3,930
	Total U.S. Government Agency Obligations (Cost $273,754,405)			261,319,253

The accompanying notes are an integral part of these financial statements.

14

BBH LIMITED DURATION FUND
PORTFOLIO OF INVESTMENTS (continued) April 30, 2023 (unaudited)
Principal Amount		Maturity Date	Interest Rate	Value
	U.S. TREASURY BILLS (3.3%)
$53,500,000	U.S. Treasury Bill[6]	05/09/23	0.000%	$53,447,445
79,750,000	U.S. Treasury Bill[6]	05/25/23	0.000	79,509,479
7,000,000	U.S. Treasury Bill[6,7]	07/06/23	0.000	6,936,796
97,500,000	U.S. Treasury Bill[6,7]	07/18/23	0.000	96,459,330
17,000,000	U.S. Treasury Bill[6]	10/12/23	0.000	16,625,266
	Total U.S. Treasury Bills (Cost $253,027,251)			252,978,316

TOTAL INVESTMENTS (Cost $7,822,695,434)[8]			99.6%	$7,525,956,901
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES			0.4%	26,507,368
NET ASSETS			100.0%	$7,552,464,269

____________

1  Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities owned at April 30, 2023 was $3,868,722,728 or 51.2% of net assets.

2  Variable rate instrument. Interest rates change on specific dates (such as coupon or interest payment date). The yield shown represents the April 30, 2023 coupon or interest rate.

3   This variable rate security is based on a predetermined schedule and the rate at period end also represents the reference rate at period end.

4   Security that used significant unobservable inputs to determine fair value.

5   Security is perpetual in nature and has no stated maturity date.

6   Security issued with zero coupon. Income is recognized through accretion of discount.

7   All or a portion of this security is held at the broker as collateral for open futures contracts.

8  The aggregate cost for federal income tax purposes is $7,822,695,434, the aggregate gross unrealized appreciation is $9,972,354 and the aggregate gross unrealized depreciation is $316,385,925, resulting in net unrealized depreciation of $306,413,571.

Abbreviations:

CMT − Constant Maturity Treasury.

FHLMC − Federal Home Loan Mortgage Corporation.

FNMA − Federal National Mortgage Association.

GNMA − Government National Mortgage Association.

LIBOR − London Interbank Offered Rate.

SOFR − Secured Overnight Financing Rate.

The accompanying notes are an integral part of these financial statements.

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 3	15

BBH LIMITED DURATION FUND
PORTFOLIO OF INVESTMENTS (continued) April 30, 2023 (unaudited)

FINANCIAL FUTURES CONTRACTS

The following futures contracts were open at April 30, 2023:

Description	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Gain / (Loss)
Contracts to Sell:
U.S. Treasury 2-Year Notes	1,233	June 2023	$252,504,250	$254,200,288	$(1,696,038)
U.S. Treasury 5-Year Notes	3,232	June 2023	346,707,752	354,686,752	(7,979,000)
					$(9,675,038)

Fair Value Measurements

The Fund is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including, for example, the risk inherent in a particular valuation technique used to measure fair value, including the model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Authoritative guidance establishes three levels of the fair value hierarchy as follows:

— Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities.

— Level 2 – significant other observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.).

— Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary,

The accompanying notes are an integral part of these financial statements.

16

BBH LIMITED DURATION FUND
PORTFOLIO OF INVESTMENTS (continued) April 30, 2023 (unaudited)

and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

Financial assets within Level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations and over-the-counter derivatives. As Level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within Level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include asset backed securities and certain corporate debt securities.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

The accompanying notes are an integral part of these financial statements.

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 3	17

BBH LIMITED DURATION FUND
PORTFOLIO OF INVESTMENTS (continued) April 30, 2023 (unaudited)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2023.

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of April 30, 2023
Asset Backed Securities	$—	$1,740,720,259	$28,169,838	$1,768,890,097
Commercial Mortgage Backed Securities	—	458,845,430	—	458,845,430
Corporate Bonds	—	3,539,867,414	—	3,539,867,414
Loan Participations and Assignments	—	1,000,275,139	48,505,000	1,048,780,139
Municipal Bonds	—	138,640,664	—	138,640,664
Residential Mortgage Backed Securities	—	56,635,588	—	56,635,588
U.S. Government Agency Obligations	—	261,319,253	—	261,319,253
U.S. Treasury Bills	—	252,978,316	—	252,978,316
Total Investment, at value	$—	$7,449,282,063	$76,674,838	$7,525,956,901
Other Financial Instruments, at value
Financial Futures Contracts	$(9,675,038)	$—	$—	$(9,675,038)
Other Financial Instruments, at value	$(9,675,038)	$—	$—	$(9,675,038)

The accompanying notes are an integral part of these financial statements.

18

BBH LIMITED DURATION FUND
PORTFOLIO OF INVESTMENTS (continued) April 30, 2023 (unaudited)

The following is a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value during the period ended April 30, 2023:

	Asset Backed Securities	Corporate Bonds	Loan Participations and Assignments	Total
Balance as of October 31, 2022	$12,906,891	$21,631,275	$47,785,000	$82,323,166
Purchases	—	—	—	—
Sales / Paydowns	(2,560,243)	—	—	(2,560,243)
Realized gains/(losses)	—	—	—	—
Change in unrealized appreciation/(depreciation)	(598,010)	(993,775)	657,907	(933,878)
Amortization	—	—	62,093	62,093
Transfers from Level 3	—	(20,637,500)	—	(20,637,500)
Transfers to Level 3	18,421,200	—	—	18,421,200
Balance as of April 30, 2023	$28,169,838	$—	$48,505,000	$76,674,838

The Fund’s investments classified as Level 3 were either single broker quoted or valued using a model approach, including the Fund’s assumptions in determining their fair value.

The accompanying notes are an integral part of these financial statements.

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 3	19

BBH LIMITED DURATION FUND
STATEMENT OF ASSETS AND LIABILITIES April 30, 2023 (unaudited)
ASSETS:
Investments in securities, at value (Cost $7,822,695,434)	$7,525,956,901
Cash	4,877,071
Receivables for:
Interest	38,534,105
Shares sold	4,020,385
Investments sold	187
Other	83,931
Prepaid expenses	291,643
Total Assets	7,573,764,223
LIABILITIES:
Payables for:
Shares redeemed	15,949,714
Dividends declared	2,457,399
Net investment advisory and administrative fees	1,437,710
Futures variation margin on open contracts	983,742
Custody and fund accounting fees	260,273
Shareholder servicing fees	72,715
Professional fees	55,730
Transfer agent fees	11,760
Board of Trustees’ fees	515
Accrued expenses and other liabilities	70,396
Total Liabilities	21,299,954
NET ASSETS	$7,552,464,269
Net Assets Consist of:
Paid-in capital	$7,857,696,095
Accumulated deficit	(305,231,826)
Net Assets	$7,552,464,269
NET ASSET VALUE AND OFFERING PRICE PER SHARE
CLASS N SHARES
($473,761,895 ÷ 47,106,081 shares outstanding)	$10.06
CLASS I SHARES
($7,078,702,374 ÷ 704,202,542 shares outstanding)	$10.05

The accompanying notes are an integral part of these financial statements.

20

BBH LIMITED DURATION FUND
STATEMENT OF OPERATIONS For the six months ended April 30, 2023 (unaudited)
NET INVESTMENT INCOME:
Income:
Interest income	$159,371,751
Interest income from affiliates	89,200
Other income	378,893
Total Income	159,839,844
Expenses:
Investment advisory and administrative fees	10,026,161
Shareholder servicing fees	472,711
Custody and fund accounting fees	386,830
Board of Trustees’ fees	74,151
Professional fees	51,992
Transfer agent fees	36,685
Miscellaneous expenses	127,341
Total Expenses	11,175,871
Investment advisory and administrative fee waiver	(332,199)
Net Expenses	10,843,672
Net Investment Income	148,996,172
NET REALIZED AND UNREALIZED GAIN:
Net realized gain on investments in securities	298,337
Net realized gain on futures contracts	23,268,996
Net realized gain on investments in securities and futures contracts	23,567,333
Net change in unrealized appreciation/(depreciation) on investments in securities	128,004,701
Net change in unrealized appreciation/(depreciation) on futures contracts	(31,600,487)
Net change in unrealized appreciation/(depreciation) on investments in securities and futures contracts	96,404,214
Net Realized and Unrealized Gain	119,971,547
Net Increase in Net Assets Resulting from Operations	$268,967,719

The accompanying notes are an integral part of these financial statements.

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 3	21

BBH LIMITED DURATION FUND
STATEMENTS OF CHANGES IN NET ASSETS
	For the six months ended April 30, 2023 (unaudited)	For the year ended October 31, 2022
INCREASE/(DECREASE) IN NET ASSETS FROM:
Operations:
Net investment income	$148,996,172	$201,094,648
Net realized gain on investments in securities and futures contracts	23,567,333	41,202,171
Net change in unrealized appreciation/(depreciation) on investments in securities and futures contracts	96,404,214	(483,236,708)
Net increase/(decrease) in net assets resulting from operations	268,967,719	(240,939,889)
Dividends and distributions declared:
Class N	(8,809,299)	(10,755,212)
Class I	(139,740,399)	(189,176,618)
Total dividends and distributions declared	(148,549,698)	(199,931,830)
Share transactions:
Proceeds from sales of shares[1]	1,325,880,407	4,384,848,010
Net asset value of shares issued to shareholders for reinvestment of dividends and distributions	37,375,237	46,841,299
Cost of shares redeemed[1]	(2,170,741,238)	(7,849,015,289)
Net decrease in net assets resulting from share transactions	(807,485,594)	(3,417,325,980)
Total decrease in net assets	(687,067,573)	(3,858,197,699)
NET ASSETS:
Beginning of period/year	8,239,531,842	12,097,729,541
End of period/year	$7,552,464,269	$8,239,531,842

____________

1         Includes share exchanges. See Note 5 in Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

22

BBH LIMITED DURATION FUND
FINANCIAL HIGHLIGHTS Selected per share data and ratios for a Class N share outstanding throughout each period/year.
	For the six months ended April 30, 2023 (unaudited)	For the years ended October 31,
		2022	2021	2020	2019	2018
Net asset value, beginning of period/year	$9.91	$10.32	$10.23	$10.26	$10.15	$10.19
Income from investment operations:
Net investment income[1]	0.19	0.19	0.15	0.24	0.30	0.26
Net realized and unrealized gain/(loss)	0.15	(0.41)	0.09	(0.03)	0.11	(0.06)
Total income from investment operations	0.34	(0.22)	0.24	0.21	0.41	0.20
Dividends and distributions to shareholders:
From net investment income	(0.19)	(0.19)	(0.15)	(0.24)	(0.30)	(0.24)
Total dividends and distributions to shareholders	(0.19)	(0.19)	(0.15)	(0.24)	(0.30)	(0.24)
Net asset value, end of period/year	$10.06	$9.91	$10.32	$10.23	$10.26	$10.15
Total return[2]	3.41%[3]	(2.12)%	2.38%	2.06%	4.14%	2.03%
Ratios/Supplemental data:
Net assets, end of period/year (in millions)	$474	$490	$656	$461	$371	$275
Ratio of expenses to average net assets before reductions	0.49%[4]	0.49%	0.49%	0.49%	0.51%	0.50%
Fee waiver[5]	(0.14)%[4]	(0.14)%	(0.14)%	(0.14)%	(0.16)%	(0.15)%
Expense offset arrangement	—%	—%	—%	—%	(0.00)%[6]	(0.00)%[6]
Ratio of expenses to average net assets after reductions	0.35%[4]	0.35%	0.35%	0.35%	0.35%	0.35%
Ratio of net investment income to average net assets	3.74%[4]	1.87%	1.48%	2.32%	2.98%	2.52%
Portfolio turnover rate	11%[3]	46%	34%	51%	53%	48%

____________

1        Calculated using average shares outstanding for the period/year.

2        Assumes the reinvestment of distributions.

3        Not annualized.

4        Annualized.

5    The ratio of expenses to average net assets for the six months ended April 30, 2023, the years ended October 31, 2022, 2021, 2020, 2019 and 2018, reflect fees reduced as result of contractual operating expense limitation of the share class to 0.35%. The agreement is effective through March 1, 2024 and may only be terminated during its term with approval of the Fund’s Board of Trustees. For the six months ended April 30, 2023 and the years ended October 31, 2022, 2021, 2020, 2019 and 2018, the waived fees were $332,199, $797,646, $746,522, $595,975, $538,703 and $242,627, respectively.

6        Less than 0.01%.

The accompanying notes are an integral part of these financial statements.

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 3	23

BBH LIMITED DURATION FUND
FINANCIAL HIGHLIGHTS (continued) Selected per share data and ratios for a Class I share outstanding throughout each period/year.
	For the six months ended April 30, 2023 (unaudited)	For the years ended October 31,
		2022	2021	2020	2019	2018
Net asset value, beginning of period/year	$9.90	$10.32	$10.23	$10.25	$10.15	$10.19
Income from investment operations:
Net investment income[1]	0.19	0.19	0.16	0.24	0.31	0.25
Net realized and unrealized gain/(loss)	0.15	(0.41)	0.09	(0.02)	0.10	(0.04)
Total income from investment operations	0.34	(0.22)	0.25	0.22	0.41	0.21
Dividends and distributions to shareholders:
From net investment income	(0.19)	(0.20)	(0.16)	(0.24)	(0.31)	(0.25)
Total dividends and distributions to shareholders	(0.19)	(0.20)	(0.16)	(0.24)	(0.31)	(0.25)
Net asset value, end of period/year	$10.05	$9.90	$10.32	$10.23	$10.25	$10.15
Total return[2]	3.46%[3]	(2.14)%	2.46%	2.24%	4.12%	2.11%
Ratios/Supplemental data:
Net assets, end of period/year (in millions)	$7,079	$7,749	$11,442	$7,610	$6,769	$6,000
Ratio of expenses to average net assets before reductions	0.27%[4]	0.27%	0.27%	0.27%	0.28%	0.27%
Expense offset arrangement	—%	—%	—%	—%	(0.00)%[5]	(0.00)%[5]
Ratio of expenses to average net assets after reductions	0.27%[4]	0.27%	0.27%	0.27%	0.28%	0.27%
Ratio of net investment income to average net assets	3.81%[4]	1.92%	1.55%	2.40%	3.04%	2.47%
Portfolio turnover rate	11%[3]	46%	34%	51%	53%	48%

____________

1        Calculated using average shares outstanding for the period/year.

2        Assumes the reinvestment of distributions.

3        Not annualized.

4        Annualized.

5        Less than 0.01%.
The accompanying notes are an integral part of these financial statements.

24

BBH LIMITED DURATION FUND
NOTES TO FINANCIAL STATEMENTS April 30, 2023 (unaudited)

1. Organization. The Fund is a separate, diversified series of BBH Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was originally organized under the laws of the State of Maryland on July 16, 1990 as BBH Fund, Inc. and re-organized as a Delaware statutory trust on June 12, 2007. The Fund commenced operation on December 22, 2000 and offers two share classes, Class N and Class I. Neither Class N shares nor Class I shares automatically convert to any other share class of the Fund. The investment objective of the Fund is to provide maximum total return, consistent with preservation of capital and prudent investment management. As of April 30, 2023, there were eight series of the Trust.

2. Significant Accounting Policies. The Fund’s financial statements are prepared in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services – Investment Companies. The following summarizes significant accounting policies of the Fund:

A. Valuation of Investments. Bonds and other fixed income securities, including restricted securities (other than short-term obligations but including listed issues) are valued at their most recent bid prices (sales price if the principal market is an exchange) in the principal market in which such securities are normally traded, on the basis of valuations furnished by a pricing service, use of which has been approved by the Board of Trustees (the “Board”). In making such valuations, the pricing service utilizes both dealer supplied valuations and electronic data processing techniques, which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices, or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Futures contracts held by the Fund are valued daily at the official settlement price of the exchange on which it is traded.

Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. Short-term investments, which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Fund was more than 60 days, unless the use of amortized cost is determined not to represent “fair value” by the Board.

B. Accounting for Investments and Income. Investment transactions are accounted for on the trade date. Realized gains and losses on investment transactions are determined based on the identified cost method. Interest income is accrued daily and consists of interest accrued, discount earned (including, if any, both original issue and market discount) and premium amortization on the investments of the Fund. Investment income is recorded net of any foreign taxes withheld where recovery of such tax is uncertain. Debt obligations may be placed on non-accrual status and related

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 3	25

BBH LIMITED DURATION FUND
NOTES TO FINANCIAL STATEMENTS (continued) April 30, 2023 (unaudited)

interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of the interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

C. Fund Expenses. Most expenses of the Trust can be directly attributed to a specific fund and share class. Expenses which cannot be directly attributed to a fund are generally apportioned among each fund in the Trust and the respective share classes on a net assets basis or other suitable method. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

D. Financial Futures Contracts. The Fund may enter into open futures contracts in order to economically hedge against anticipated future changes in interest rates which otherwise might either adversely affect the value of securities held for the Fund or adversely affect the prices of securities that are intended to be purchased at a later date for the Fund. The contractual amount of the futures contracts represents the investment the Fund has in a particular contract and does not necessarily represent the amounts potentially subject to risk of loss. Trading in futures contracts involves, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The measurement of risk associated with futures contracts is meaningful only when all related and offsetting transactions are considered. Gains and losses are realized upon the expiration or closing of the futures contracts.

Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in economically hedged security values and/or interest rates, and potential losses in excess of the Fund’s initial investment.

Open future contracts held at April 30, 2023, are listed in the Portfolio of Investments.

For the six months ended April 30, 2023, the average monthly notional amount of open futures contracts was $573,462,629. The range of monthly notional amounts was $530,272,314 to $646,042,425.

26

BBH LIMITED DURATION FUND
NOTES TO FINANCIAL STATEMENTS (continued) April 30, 2023 (unaudited)

Fair Values of Derivative Instruments as of April 30, 2023

Derivatives not accounted for as economically hedging instruments under authoritative guidance for derivatives instruments and hedging activities:

	Asset Derivatives		Liability Derivatives
Risk	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest Rate Risk	Net unrealized appreciation/(depreciation) on futures contracts	$ —	Net unrealized appreciation/(depreciation) on futures contracts	$(9,675,038	)*

Total		$ —		$(9,675,038)

___________________________________

*   Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Assets and Liabilities and Notes to Financial Statements. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

Effect of Derivative Instruments on the Statement of Operations
Interest Rate Risk
Net Realized Gain/(Loss) on Derivatives
Futures Contracts	$23,268,996

Net Change in Unrealized Appreciation/(Depreciation) on Derivatives
Futures Contracts	$(31,600,487)

E. Private Placement Securities. The Fund may purchase securities that are not registered under the Securities Act of 1933, as amended (“1933 Act”) but that can be sold to “qualified institutional buyers” in accordance with the requirements stated in Rule 144A or the requirements stated in Regulation S of the 1933 Act (”Private Placement Securities”). A Private Placement Security may be considered illiquid and therefore, under the U.S. Securities and Exchange Commission (“SEC”) Regulations for open-end investment companies, subject to the 15% limitation on the purchase of illiquid securities, unless it is determined on an ongoing basis that an adequate trading market exists for the security, which is the case for the Fund. Guidelines have been adopted and the daily function of determining and monitoring liquidity of Private Placement Securities has been delegated to the investment adviser. All relevant factors will be considered in determining the liquidity of Private Placement Securities and all investments in Private Placement Securities will be carefully monitored. Information regarding Private Placement Securities is included at the end of the Portfolio of Investments.

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 3	27

BBH LIMITED DURATION FUND
NOTES TO FINANCIAL STATEMENTS (continued) April 30, 2023 (unaudited)

F. Loan Participations and Assignments. The Fund may invest in loan participations and assignments, which include institutionally traded floating and fixed-rate debt securities generally acquired as an assignment from another holder of, or participation interest in, loans originated by a bank or financial institution (the “Lender”) that acts as agent for all holders. Some loan participations and assignments may be purchased on a “when-issued” basis. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan assignment, the Fund acquires the loan in whole or in part and becomes a lender under the loan agreement. The Fund generally has the right to enforce compliance with the terms of the loan agreement with the borrower.

Assignments and participations involve credit, interest rate, and liquidity risk. Interest rates on floating rate securities adjust with interest rate changes and/or issuer credit quality, and unexpected changes in such rates could result in losses to the Fund. The interest rates paid on a floating rate security in which the Fund invests generally are readjusted periodically to an increment over a designated benchmark rate, such as the one-month, three-month, six-month, or one-year London Interbank Offered Rate (“LIBOR”). LIBOR is a short-term interest rate that banks charge one another and is generally representative of the most competitive and current cash rates.

The Fund may have difficulty trading assignments and participations to third parties. There may be restrictions on transfer and only limited opportunities may exist to sell such securities in secondary markets. As a result, the Fund may be unable to sell assignments or participations at the desired time or may be able to sell only at a price less than fair market value. The Fund utilizes an independent third party to value individual loan participations and assignments on a daily basis.

G. Federal Income Taxes. It is the Trust’s policy to comply with the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. The Fund files a tax return annually using tax accounting methods required under provisions of the Code, which may differ from GAAP, which is the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported in these financial statements may differ from that reported on the Fund’s tax return, due to certain book-to-tax timing differences such as losses deferred due to “wash sale” transactions and utilization of capital loss carryforwards. These differences may result in temporary over-distributions for financial statement purposes and are classified as distributions in excess of accumulated net realized gains or net investment income. These distributions do not constitute a return of capital. Permanent differences are reclassified between paid-in capital and retained earnings/(accumulated deficit) within the Statement of Assets and Liabilities based upon their tax classification. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV.

The Fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (“ASC 740”). ASC 740 sets forth a minimum threshold for financial statement recognition of the

28

BBH LIMITED DURATION FUND
NOTES TO FINANCIAL STATEMENTS (continued) April 30, 2023 (unaudited)

benefit of a tax position taken or expected to be taken in a tax return. The Fund did not have any unrecognized tax benefits as of October 31, 2022, nor were there any increases or decreases in unrecognized tax benefits for the year then ended. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statement of Operations. During the six months ended April 30, 2023, the Fund did not incur any such interest or penalties. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

H. Dividends and Distributions to Shareholders. Dividends and distributions from net investment income to shareholders are declared daily and paid monthly to shareholders. Distributions from net capital gains, if any, are generally declared and paid annually and are recorded on the ex-dividend date. The Fund declared dividends and distributions in the amount of $8,809,299 and $139,740,399 to Class N and Class I shareholders, respectively, during the six months ended April 30, 2023.

The tax character of distributions paid during the years ended October 31, 2022 and 2021, respectively, were as follows:

Distributions paid from:
	Ordinary income	Net long-term capital gain	Total taxable distributions	Tax return of capital	Total distributions paid
2022:	$199,931,830	$ —	$199,931,830	$ —	$199,931,830
2021:	153,728,680	—	153,728,680	—	153,728,680

As of October 31, 2022 and 2021, respectively, the components of retained earnings/(accumulated deficit) were as follows:

Components of retained earnings/(accumulated deficit):
	Undistributed ordinary income	Undistributed long-term capital gain	Accumulated capital and other losses	Other book/tax temporary differences	Book unrealized appreciation/ (depreciation)	Total retained earnings/ (accumulated deficit)
2022:	$ 144,719	$ —	$ (1,015,984)	$ (21,960,797)	$(402,817,785)	$(425,649,847)
2021:	—	—	(55,613,992)	(9,583,059)	80,418,923	15,221,872

The Fund had $1,015,984 of post-December 22, 2010 net capital loss carryforwards as of October 31, 2022, of which $0 and $1,015,984, is attributable to short-term and long-term capital losses, respectively.

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 3	29

BBH LIMITED DURATION FUND
NOTES TO FINANCIAL STATEMENTS (continued) April 30, 2023 (unaudited)

The Fund is permitted to carryforward capital losses for an unlimited period and they will retain their character as either short-term or long-term capital losses rather than being considered all short-term capital losses.

Total distributions paid may differ from amounts reported in the Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid.

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales and paydowns on fixed income securities.

To the extent future capital gains are offset by capital loss carryforwards, if any, such gains will not be distributed.

I. Use of Estimates. The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results could differ from these estimates.

3.  Fees and Other Transactions with Affiliates.

A. Investment Advisory and Administrative Fees. Under a combined Investment Advisory and Administrative Services Agreement (“Agreement”) with the Trust, Brown Brothers Harriman & Co. (“BBH”) through a separately identifiable department (“SID” or “Investment Adviser”) provides investment advisory, portfolio management and administrative services to the Fund. The Fund pays a combined fee for investment advisory and administrative services calculated daily and paid monthly at an annual rate equivalent to 0.30% per annum on the first $1 billion of the Fund’s average daily net assets and 0.25% per annum on the Fund’s average daily net assets over $1 billion. For the six months ended April 30, 2023, the Fund incurred $10,026,161 for services under the Agreement.

B. Investment Advisory and Administrative Fee Waivers. Effective June 14, 2018 the Investment Adviser has contractually agreed to waive fees and/or reimburse expenses for the Fund’s Class N shares in order to limit total annual fund operating expenses (excluding interest, taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP, other extraordinary expenses not incurred in the ordinary course of the Fund’s business) for Class N to 0.35%. The agreement will terminate on March 1, 2024, unless it is renewed by all parties to the agreement. The agreement may only be terminated during its term with approval of the Fund’s Board of Trustees. For the six months ended April 30, 2023, the Investment Adviser waived fees in the amount of $332,199 for Class N.

30

BBH LIMITED DURATION FUND
NOTES TO FINANCIAL STATEMENTS (continued) April 30, 2023 (unaudited)

C. Shareholder Servicing Fees. The Trust has a shareholder servicing agreement with BBH. BBH receives a fee from the Fund calculated daily and paid monthly at an annual rate of 0.20% of Class N shares’ average daily net assets. For the six months ended April 30, 2023, Class N shares of the Fund incurred $472,711 in shareholder servicing fees.

D. Custody and Fund Accounting Fees. BBH acts as a custodian and fund accountant and receives custody and fund accounting fees from the Fund calculated daily and incurred monthly. BBH holds all of the Fund’s cash and investments and calculates the Fund’s daily net asset value. The custody fee is an asset and transaction-based fee. The fund accounting fee is an asset-based fee calculated at 0.004% per annum of the Fund’s net asset value. For the six months ended April 30, 2023, the Fund incurred $386,830 in custody and fund accounting fees. As per agreement with the Fund’s custodian, the Fund receives interest income on cash balances held by the custodian at the BBH Base Rate. The BBH Base Rate is defined as BBH’s effective trading rate in local money markets on each day. The total interest earned by the Fund for the six months ended April 30, 2023 was $89,200. This amount is included in “Interest income from affiliates” in the Statement of Operations. In the event that the Fund is overdrawn, under the custody agreement with BBH, BBH will make overnight loans to the Fund to cover overdrafts. Pursuant to their agreement, the Fund will pay the BBH Overdraft Base Rate plus 2% on the day of the overdraft. The Fund did not incur any such fees during the six months ended April 30, 2023. This amount is included under line item “Custody and fund accounting fees” in the Statement of Operations.

E. Board of Trustees’ Fees. Each Trustee who is not an “interested person” as defined under the 1940 Act receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the six months ended April 30, 2023, the Fund incurred $74,151 in independent Trustee compensation and expense reimbursements.

F. Officers of the Trust. Officers of the Trust are also employees of BBH. Officers are paid no fees by the Trust for their services to the Trust.

4. Investment Transactions. For the six months ended April 30, 2023, the cost of purchases and the proceeds of sales of investment securities, other than short-term investments, were $794,824,970 and $1,127,541,737, respectively.

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NOTES TO FINANCIAL STATEMENTS (continued) April 30, 2023 (unaudited)

5. Shares of Beneficial Interest. The Trust is permitted to issue an unlimited number of Class N shares and Class I shares of beneficial interest, at no par value. Transactions in Class N and Class I shares were as follows:

	For the six months ended April 30, 2023 (unaudited)		For the year ended October 31, 2022
	Shares	Dollars	Shares	Dollars
Class N
Shares sold	11,518,613	$115,277,312	25,540,936	$259,500,608
Shares issued in connection with reinvestments of dividends	839,224	8,408,162	1,034,691	10,416,727
Shares redeemed	(14,744,107)	(147,548,960)	(40,597,352)	(411,405,769)
Net decrease	(2,386,270)	$(23,863,486)	(14,021,725)	$(141,488,434)

Class I
Shares sold	121,057,654	$1,210,603,095	406,100,699	$4,125,347,402
Shares issued in connection with reinvestments of dividends	2,892,582	28,967,075	3,619,691	36,424,572
Shares redeemed	(202,408,827)	(2,023,192,278)	(735,947,402)	(7,437,609,520)
Net decrease	(78,458,591)	$(783,622,108)	(326,227,012)	$(3,275,837,546)

Included in Shares Sold and Shares Redeemed are shareholder exchanges during the six months ended April 30, 2023 and the year ended October 31, 2022. Specifically:

During the six months ended April 30, 2023, 279,520 shares of Class N were exchanged for 279,701 shares of Class I valued at $2,789,679 and 16,946 shares of Class I were exchanged for 16,931 shares of Class N valued at $170,090.

During the year ended October 31, 2022, 262,809 shares of Class N were exchanged for 263,024 shares of Class I valued at $2,665,672 and 644,524 shares of Class I were exchanged for 644,524 shares of Class N valued at $6,632,150.

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BBH LIMITED DURATION FUND
NOTES TO FINANCIAL STATEMENTS (continued) April 30, 2023 (unaudited)

6.  Principal Risk Factors and Indemnifications.

A. Principal Risk Factors. Investing in the Fund may involve certain risks, as discussed in the Fund’s prospectus, including but not limited to, those described below:

A shareholder may lose money by investing in the Fund (investment risk). The Fund is actively managed and the decisions by the Investment Adviser may cause the Fund to incur losses or miss profit opportunities (management risk). In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to failure of a counterparty to a transaction to perform (credit risk), changes in interest rates (interest rate risk), higher volatility for securities with longer maturities (maturity risk), financial performance or leverage of the issuer (issuer risk), difficulty in being able to purchase or sell a security (illiquid securities risk), or certain risks associated with investing in non-U.S. securities not present in domestic investments, including, but not limited to, recovery of tax withheld by foreign jurisdictions (non-U.S. investment risk). The Fund may use of derivatives that could create risks that are different from, or possibly greater than, the risks associated with investing directly in securities as the Fund could lose more than the principal amount invested (derivatives risk). The Fund invests in asset-backed and mortgage-backed securities (mortgage-backed securities risk) which are subject to the risk that borrowers may default on the obligations that underlie these securities. In addition, these securities may be paid off sooner (prepayment risk) or later than expected which may increase the volatility of securities during periods of fluctuating interest rates. The Fund may invest in bonds issued by foreign governments which may be unable or unwilling to make interest payments and/or repay the principal owed (sovereign debt risk). The Fund’s use of borrowing, in reverse repurchase agreements and investment in some derivatives, involves leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s securities and may cause the Fund to be more volatile (leverage risk). The value of securities held by the Fund may decline in response to certain events, including: those directly involving the companies or issuers whose securities are held by the Fund; conditions affecting the general economy; overall market changes; local, regional or political, social or economic instability; and currency and interest rate and price fluctuations. Natural disasters, the spread of infectious illness and other public health emergencies, recession, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse effects on world economies and markets generally (market risk). The Fund’s shareholders may be adversely impacted by asset allocation decisions made by an investment adviser whose discretionary clients make up a large percentage of the Fund’s shareholders (large shareholder risk). While the U.S. Government has historically provided financial support to U.S. government-sponsored agencies or instrumentalities during times of financial stress, such as the various actions taken to stabilize the Federal National Mortgage Association and Federal Home Loan Mortgage Corporation during the credit crisis of 2008, no assurance can be given that it will do so in the future. Such securities are neither issued nor guaranteed by the U.S. Treasury (U.S. Government Agency Securities Risk). The Fund may invest in private placement securities that are issued pursuant to Regulation S, Regulation D and Rule 144A which have not been registered with SEC. These securities may be subject to contractual restrictions which prohibit or limit their resale (private placement risk). The United Kingdom’s Financial Conduct Authority announced a phase out of the LIBOR. Although many LIBOR rates were phased out by the end of 2021, a selection of widely used USD LIBOR rates will continue to be published until June 2023 in order to assist with the transition. The unavailability and/ or discontinuation of LIBOR may affect the value, liquidity or return on certain fund investments that mature later than June 2023

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NOTES TO FINANCIAL STATEMENTS (continued) April 30, 2023 (unaudited)

and may result in costs incurred in connection with closing out positions and entering into new positions. Any pricing adjustments to the fund’s investments resulting from a substitute reference rate may also adversely affect the fund’s performance and/or net asset value (LIBOR transition risk). The extent of the Fund’s exposure to these risks in respect to these financial assets is included in their value as recorded in the Fund’s Statement of Assets and Liabilities.

Please refer to the Fund’s prospectus for a complete description of the principal risks of investing in the Fund.

B. Indemnifications. Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

7. Subsequent Events. Management has evaluated events and transactions that have occurred since April 30, 2023 through the date the financial statements were issued and determined that there were no subsequent events that would require recognition or additional disclosure in the financial statements.

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BBH LIMITED DURATION FUND
DISCLOSURE OF FUND EXPENSES April 30, 2023 (unaudited)

EXAMPLE

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested distributions, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (November 1, 2022 to April 30, 2023).

ACTUAL EXPENSES

The first line of the table provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% Hypothetical Example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

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DISCLOSURE OF FUND EXPENSES (continued) April 30, 2023 (unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2022	Ending Account Value April 30, 2023	Expenses Paid During Period November 1, 2022 to April 30, 2023[1]
Class N
Actual	$1,000	$1,034	$1.77
Hypothetical[2]	$1,000	$1,023	$1.76
	Beginning Account Value November 1, 2022	Ending Account Value April 30, 2023	Expenses Paid During Period November 1, 2022 to April 30, 2023[1]
Class I
Actual	$1,000	$1,035	$1.36
Hypothetical[2]	$1,000	$1,023	$1.35

_________________

1   Expenses are equal to the Fund’s annualized expense ratio of 0.35% and 0.27% for Class N and I shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2   Assumes a return of 5% before expenses. For the purposes of the calculation, the applicable annualized expenses ratio for each class of shares is subtracted from the assumed return before expenses.

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BBH LIMITED DURATION FUND
DISCLOSURE OF ADVISOR SELECTION April 30, 2023 (unaudited)

Investment Advisory and Administrative Services Agreement Approval

The 1940 Act requires that a fund’s investment advisory agreements be approved annually by the fund’s board of trustees, including by a majority of the trustees who are not parties to the investment advisory agreements or “interested persons” of any party (“Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board, a majority of which is comprised of Independent Trustees, held a telephonic meeting on November 17, 2022 and an in-person meeting on December 13, 2022, in reliance on the Exemptive Relief, to consider whether to renew the combined Amended and Restated Investment Advisory and Administrative Services Agreement (the “Agreement”) between the Trust and the Investment Adviser with respect to the existing funds in the Trust, including the Fund. At the December 13, 2022 meeting, the Board voted to approve the renewal of the Agreement with respect to the Fund for an additional one-year term. In doing so, the Board determined that the terms of the Agreement were fair and reasonable and in the best interest of the Fund and its shareholders, and that it had received sufficient information to make an informed business decision with respect to the continuation of the Agreement.

Both in the meetings specifically held to address the continuance of the Agreement and at other meetings over the course of the year, the Board requested, received and assessed a variety of materials provided by the Investment Adviser and BBH, including, among other things, information about the nature, extent and quality of the services provided to the Fund by the Investment Adviser and BBH, including investment management, administrative and shareholder services, the oversight of Fund service providers, marketing, risk oversight, compliance, and the ability to meet applicable legal and regulatory requirements.

The Board also received third-party comparative performance and fee and expense information for the Fund prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) using data from Lipper Inc., an independent provider of investment company data (“Lipper Report”). The Board reviewed this report with Broadridge, counsel to the Trust (“Fund Counsel”) and BBH. The Board received from, and discussed with Fund Counsel a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements under the 1940 Act, as well as the guidance provided in Gartenberg v. Merrill Lynch Asset Management, Inc., which was affirmed in Jones v. Harris Associates, L.P. In addition, the Board met in executive session outside the presence of Fund management.

In approving the continuation of the Agreement, the Board considered: (a) the nature, extent and quality of services provided by the Investment Adviser; (b) the investment performance of the Fund; (c) the advisory fee and the cost of the services and profits to be realized by the Investment Adviser from its relationship with the Fund; (d) the Fund’s costs to investors compared to the costs of comparative funds and performance compared to the relevant performance of comparative funds; (e) the sharing of potential economies of scale; (f) fall-out benefits to the Investment Adviser as a result of its relationship with the Fund; and (g) other factors deemed relevant by the Board. The following is a summary of certain factors the Board considered in making its determination to approve the continuance of the Agreement. No single factor reviewed by the Board was identified as the principal factor in determining whether to approve the Agreement, and individual Trustees may have given different weight to various factors. The Board

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DISCLOSURE OF ADVISOR SELECTION (continued) April 30, 2023 (unaudited)

reviewed these factors with Fund Counsel. The Board concluded that the fees paid by the Fund to the Investment Adviser were reasonable based on the comparative performance, expense information, the cost of the services provided, and the profits realized by the Investment Adviser.

Nature, Extent and Quality of Services

The Board noted that, under the Agreement and with respect to the Fund, the Investment Adviser, subject to the supervision of the Board, is responsible for providing a continuous investment program and making purchases and sales of portfolio securities consistent with the Fund’s investment objective and policies. The Board further noted that, as a combined investment advisory and administration agreement, the Agreement also contemplates the provision of administrative services by the Investment Adviser to the Fund within the same fee structure.

The Board received and considered information during the December 13, 2022 meeting, and over the course of the previous year, regarding the nature, extent and quality of services provided to the Fund by the Investment Adviser including: portfolio management, the supervision of operations and compliance, preparation of regulatory filings, disclosures to Fund shareholders, general oversight of service providers, organizing Board meetings and preparing the materials for such Board meetings, assistance to the Board (including the Independent Trustees in their capacity as Trustees), legal and Chief Compliance Officer services for the Trust, and other services necessary for the operation of the Fund.

The Board considered the resources of the Investment Adviser and BBH, as a whole, dedicated to the Fund noting that, pursuant to separate agreements, BBH also provides custody, shareholder servicing, and fund accounting services to the Fund. The Board considered the depth and range of services provided pursuant to the Agreement, noting that the Investment Adviser also coordinates the provision of services to the Fund by affiliated and nonaffiliated service providers.

The Board considered the scope and quality of services provided by the Investment Adviser under the Agreement. The Board reviewed the qualifications of the key investment personnel primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered the policies and practices followed by BBH and the Investment Adviser. The Board noted that during the course of its regular meetings, it received reports on each of the foregoing topics. The Board concluded that, overall, it was satisfied with the nature, extent and quality of the investment advisory and administrative services provided, and expected to be provided, to the Fund pursuant to the Agreement.

Fund Performance

At the November 17, 2022 and December 13, 2022 meetings, and throughout the year, the Board received and considered performance information for the Fund provided by BBH. The Board also considered the Fund’s performance relative to a peer category of other mutual funds in a report compiled by Broadridge. As part of this review, the Trustees considered the composition of the peer category, selection criteria and reputation of Broadridge who prepared the peer category analysis. The Board reviewed and discussed with both BBH and Broadridge the report’s findings and discussed the positioning of the Fund relative to its selected peer category. The Board considered short-term and long-term investment performance for the

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DISCLOSURE OF ADVISOR SELECTION (continued) April 30, 2023 (unaudited)

Fund over various periods of time as compared to a selection of peer category, noting the Fund’s above average performance in the 1-, 2-, 3-, 4-, 5- and 10-year periods, ended September 30, 2022. In evaluating the performance of the Fund, the Board considered the risk expectations for the Fund as well as the relevant market conditions for the Fund’s investments and investment strategy. Based on this information, and in light of the Fund’s historic investment style, the Board concluded that it was satisfied with the Fund’s investment results.

Costs of Services Provided and Profitability

The Board considered the fee rates paid by the Fund to the Investment Adviser in light of the nature, extent and quality of the services provided to the Fund. The Board also considered and reviewed the fee waiver arrangement that was in place for the Fund’s Class N shares and considered the actual fee rates after taking into account the contractual fee waiver. The Board received and considered information comparing the Fund’s combined investment advisory and administration fee and the Fund’s net operating expenses with those of other comparable mutual funds, such peer category and comparisons having been selected and calculated by Broadridge, noting that the Fund compared exceedingly well to the selected peer category. The Board recognized that it is difficult to make comparisons of the fee rate, or of combined advisory and administration fees, because there are variations in the services that are included in the fees paid by other funds. The Board concluded that the advisory and administration fee appeared to be both reasonable in light of the services rendered and the result of arm’s length negotiations.

With regard to profitability, the Trustees considered the compensation and benefits flowing to the Investment Adviser and BBH, directly or indirectly. The Board reviewed profitability data for the Fund using data from October 1, 2021 through September 30, 2022, for both the Investment Adviser and BBH. The data also included the effect of revenue generated by the shareholder servicing, custody and fund accounting fees paid by the Fund to BBH and corresponding expenses. The Board conducted a detailed review of the expense allocation methods used in preparing the profitability data. The Board focused on profitability of the Investment Adviser and BBH’s relationships with the Fund before taxes and distribution expenses. The Board concluded that the Investment Adviser’s and BBH’s profitability was not excessive in light of the nature, extent and quality of services provided to the Fund.

The Board also considered the effect of fall-out benefits to the Investment Adviser and BBH such as the increased visibility of BBH’s investment management business due to the distribution of the Trust’s funds. The Board considered other benefits received by BBH and the Investment Adviser as a result of their relationships with the Fund. These other benefits include fees received for being the Fund’s administrator, custodian, fund accounting and shareholder servicing agent. In light of the costs of providing services pursuant to the Agreement as well as the Investment Adviser and BBH’s commitment to the Fund, the ancillary benefits that the Investment Adviser and BBH received were considered reasonable.

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DISCLOSURE OF ADVISOR SELECTION (continued) April 30, 2023 (unaudited)

Economies of Scale

The Board also considered the existence of economies of scale and whether those economies are passed along to the Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by the Investment Adviser and BBH. The Board considered the fee schedule for the Fund on the information they had been provided over many years, the Board observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there appeared to be no uniformity or pattern in the fees and asset levels at which breakpoints apply. In light of the Fund’s current size and expense structure, the Board concluded that the current breakpoints for the Fund were reasonable. The Board concluded that the fees paid by the Fund to the Investment Adviser were reasonable based on the comparative performance, expense information, the cost of the services provided and the profits to be realized by the Investment Adviser.

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BBH LIMITED DURATION FUND
CONFLICTS OF INTEREST April 30, 2023 (unaudited)

Description of Potential Material Conflicts of Interest - Investment Adviser

BBH, including the Investment Adviser, provides discretionary and non-discretionary investment management services and products to corporations, institutions and individual investors throughout the world. As a result, in the ordinary course of its businesses, BBH, including the Investment Adviser, may engage in activities in which its interests or the interests of its clients may conflict with or be adverse to the interests of the Fund. In addition, certain of such clients (including the Fund) utilize the services of BBH for which they will pay to BBH customary fees and expenses that will not be shared with the Fund.

The Investment Adviser has adopted and implemented policies and procedures that seek to manage conflicts of interest. Pursuant to such policies and procedures, the Investment Adviser monitors a variety of areas, including compliance with fund investment guidelines, and compliance with its Code of Ethics.

The Trust also manages these conflicts of interest. For example, the Trust has designated a Chief Compliance Officer (“CCO”) and has adopted and implemented policies and procedures designed to manage the conflicts identified below and other conflicts that may arise in the course of the Fund’s operations in such a way as to safeguard the Fund from being negatively affected as a result of any such potential conflicts. From time to time, the Trustees receive reports from the Investment Adviser and the Trust’s CCO on areas of potential conflict.

Investors should carefully review the following, which describes potential and actual conflicts of interest that BBH and the Investment Adviser can face in the operation of their respective investment management services. This section is not, and is not intended to be, a complete enumeration or explanation of all of the potential conflicts of interest that may arise. The Investment Adviser and the Fund have adopted policies and procedures reasonably designed to appropriately prevent, limit or mitigate the conflicts of interest described below. Additional information about potential conflicts of interest regarding the Investment Adviser is set forth in the Investment Adviser’s Form ADV. A copy of Part 1 and Part 2A of the Investment Adviser’s Form ADV is available on the SEC’s website (www.adviserinfo.sec.gov). In addition, many of the activities that create these conflicts of interest are limited and/or prohibited by law, unless an exception is available.

Other Clients and Allocation of Investment Opportunities. BBH and the Investment Adviser manage funds and accounts of clients other than the Fund (“Other Clients”). In general, BBH and the Investment Adviser face conflicts of interest when they render investment advisory services to different clients and, from time to time, provide dissimilar investment advice to different clients. Investment decisions will not necessarily be made in parallel among the Fund and Other Clients. Investments made by the Fund do not, and are not intended to, replicate the investments, or the investment methods and strategies, of Other Clients. Accordingly, such Other Clients may produce results that are materially different from those experienced by the Fund. Certain other conflicts of interest may arise in connection with a portfolio manager’s management of the Fund’s investments, on the one hand, and the investments of other funds or accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various funds or accounts managed by the Investment Adviser could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund. From time to time, the Investment Adviser sponsor funds and other investment pools and accounts which engage in the same

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CONFLICTS OF INTEREST (continued) April 30, 2023 (unaudited)

or similar businesses as the Fund using the same or similar investment strategies. To the extent that the same investment opportunities might be desirable for more than one account or fund, possible conflicts could arise in determining how to allocate them because the Investment Adviser may have an incentive to allocate investment opportunities to certain accounts or funds. However, BBH and the Investment Adviser have implemented policies and procedures designed to ensure that information relevant to investment decisions is disseminated promptly within its portfolio management teams and investment opportunities are allocated equitably among different clients. The policies and procedures require, among other things, objective allocation for limited investment opportunities, and documentation and review of justifications for any decisions to make investments only for select accounts or in a manner disproportionate to the size of the account. Nevertheless, access to investment opportunities may be allocated differently among accounts due to the particular characteristics of an account, such as size of the account, cash position, tax status, risk tolerance and investment restrictions or for other reasons.

Actual or potential conflicts of interest may also arise when a portfolio manager has management responsibilities to multiple accounts or funds, resulting in unequal commitment of time and attention to the portfolio management of the funds or accounts.

Affiliated Service Providers. Other potential conflicts might include conflicts between the Fund and its affiliated and unaffiliated service providers (e.g., conflicting duties of loyalty). In addition to providing investment management services through the SID, BBH provides administrative, custody, shareholder servicing and fund accounting services to the Fund. BBH may have conflicting duties of loyalty while servicing the Fund and/or opportunities to further its own interest to the detriment of the Fund. For example, in negotiating fee arrangements with affiliated service providers, BBH may have an incentive to agree to higher fees than it would in the case of unaffiliated providers. BBH acting in its capacity as the Fund’s administrator is the primary valuation agent of the Fund. BBH values securities and assets in the Fund according to the Fund’s valuation policies. Because the Investment Adviser’s advisory and administrative fees are calculated by reference to a Fund’s net assets, BBH and its affiliates may have an incentive to seek to overvalue certain assets.

Aggregation. Potential conflicts of interest also arise with the aggregation of trade orders. Purchases and sales of securities for the Fund may be aggregated with orders for other client accounts managed by the Investment Adviser. The Investment Adviser, however, is not required to aggregate orders if portfolio management decisions for different accounts are made separately, or if it is determined that aggregating is not practicable, or in cases involving client direction. Prevailing trading activity frequently may make impossible the receipt of the same price or execution on the entire volume of securities purchased or sold. When this occurs, the various prices may be averaged, and the Fund will be charged or credited with the average price. Thus, the effect of the aggregation may operate on some occasions to the disadvantage of the Fund. In addition, under certain circumstances, the Fund will not be charged the same commission or commission equivalent rates in connection with an aggregated order.

Cross Trades. Under certain circumstances, the Investment Adviser, on behalf of the Fund, may seek to buy from or sell securities to another fund or account advised by BBH or the Investment Adviser. Subject to applicable law and regulation, BBH or the Investment Adviser may (but is not required to) effect purchases

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CONFLICTS OF INTEREST (continued) April 30, 2023 (unaudited)

and sales between BBH’s or the Investment Adviser’s clients (“cross trades”), including the Fund, if BBH or the Investment Adviser believes such transactions are appropriate based on each party’s investment objectives and guidelines. There may be potential conflicts of interest or regulatory issues relating to these transactions which could limit the Investment Adviser’s decision to engage in these transactions for the Fund. BBH or the Investment Adviser may have a potentially conflicting division of loyalties and responsibilities to the parties in such transactions.

Soft Dollars. The Investment Adviser may direct brokerage transactions and/or payment of a portion of client commissions (“soft dollars”) to specific brokers or dealers or other providers to pay for research or other appropriate services which provide, in the Investment Adviser’s view, appropriate assistance in the investment decision-making process (including with respect to futures, fixed price offerings and over-the-counter transactions). The use of a broker that provides research and securities transaction services may result in a higher commission than that offered by a broker who does not provide such services. The Investment Adviser will determine in good faith whether the amount of commission is reasonable in relation to the value of research and services provided and whether the services provide lawful and appropriate assistance in its investment decision-making responsibilities.

Research or other services obtained in this manner may be used in servicing any or all of the Fund and other accounts managed by the Investment Adviser, including in connection with accounts that do not pay commissions to the broker related to the research or other service arrangements. Such products and services may disproportionately benefit other client accounts relative to the Fund based on the amount of brokerage commissions paid by the Fund and such other accounts. To the extent that the Investment Adviser uses soft dollars, it will not have to pay for those products and services itself.

BBH may receive research that is bundled with the trade execution, clearing, and/or settlement services provided by a particular broker-dealer. To the extent that the Investment Adviser receives research on this basis, many of the same conflicts related to traditional soft dollars may exist. For example, the research effectively will be paid by client commissions that also will be used to pay for the execution, clearing, and settlement services provided by the broker-dealer and will not be paid by the Investment Adviser.

Arrangements regarding compensation and delegation of responsibility may create conflicts relating to selection of brokers or dealers to execute Fund portfolio trades and/or specific uses of commissions from Fund portfolio trades, administration of investment advice and valuation of securities.

Investments in BBH Funds. From time-to-time, BBH may invest a portion of the assets of its discretionary investment advisory clients in the Fund. That investment by BBH on behalf of its discretionary investment advisory clients in the Fund may be significant at times.

Increasing the Fund’s assets may enhance investment flexibility and diversification and may contribute to economies of scale that tend to reduce the Fund’s expense ratio. In selecting the Fund for its discretionary investment advisory clients, BBH may limit its selection to funds managed by BBH or the Investment Adviser. BBH may not consider or canvass the universe of unaffiliated investment companies available, even though

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there may be unaffiliated investment companies that may be more appropriate or that have superior performance. BBH, the Investment Adviser and their affiliates providing services to the Fund benefit from additional fees when the Fund is included as an investment for a discretionary investment advisory client.

BBH reserves the right to redeem at any time some or all of the shares of the Fund acquired for its discretionary investment advisory clients’ accounts. A large redemption of shares of the Fund by BBH on behalf of its discretionary investment advisory clients could significantly reduce the asset size of the Fund, which might have an adverse effect on the Fund’s investment flexibility, portfolio diversification and expense ratio.

Valuation. When market quotations are not readily available or are believed by BBH to be unreliable, the Fund’s investments will be valued at fair value by BBH pursuant to procedures adopted by the Fund’s Board of Trustees. When determining an asset’s “fair value,” BBH seeks to determine the price that a Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. The price generally may not be determined based on what the Fund might reasonably expect to receive for selling an asset at a later time or if it holds the asset to maturity. While fair value determinations will be based upon all available factors that BBH deems relevant at the time of the determination and may be based on analytical values determined by BBH using proprietary or third-party valuation models, fair value represents only a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining the Fund’s net asset value. As a result, the Fund’s sale or redemption of its shares at net asset value, at a time when a holding or holdings are valued by BBH (pursuant to Board-adopted procedures) at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

Referral Arrangements. BBH may enter into advisory and/or referral arrangements with third parties. Such arrangements may include compensation paid by BBH to the third party. BBH may pay a solicitation fee for referrals and/or advisory or incentive fees. BBH may benefit from increased amounts of assets under management.

Personal Trading. BBH, including the Investment Adviser, and any of their respective partners, principals, directors, officers, employees, affiliates or agents, face conflicts of interest when transacting in securities for their own accounts because they could benefit by trading in the same securities as the Fund, which could have an adverse effect on the Fund. However, BBH, including the Investment Adviser, has implemented policies and procedures concerning personal trading by BBH Partners and employees. The policies and procedures are intended to prevent BBH Partners and employees with access to Fund material non-public information from trading in the same securities as the Fund.

Gifts and Entertainment. From time to time, employees of BBH, including the Investment Adviser, and any of their respective partners, principals, directors, officers, employees, affiliates or agents, may receive gifts and/or entertainment from clients, intermediaries, or service providers to the Fund or BBH, including the Investment Adviser, which could have the appearance of affecting or may potentially affect the judgment of the employees, or the manner in which they conduct business. BBH, including the Investment Adviser, has implemented policies and procedures concerning gifts and entertainment to mitigate any impact on the judgment of BBH Partners and employees.

44

BBH LIMITED DURATION FUND
OPERATION AND EFFECTIVENESS OF THE FUND’S LIQUIDITY RISK MANAGEMENT PROGRAM April 30, 2023 (unaudited)

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), to promote effective liquidity risk management throughout the open-end investment company industry in order to reduce the risk that funds will be unable to meet their redemption obligations and mitigate dilution of the interests of fund shareholders.

The Board of Trustees (the “Board”) of BBH Trust has appointed three members of the Brown Brothers Harriman & Co. Mutual Fund Advisory Department, the Investment Adviser to the funds of BBH Trust (the “Funds”), as the Program Administrator for the Fund’s liquidity risk management program (the “Program”). The Board met on March 7, 2023 to review the Program for the Funds pursuant to the Liquidity Rule. The Program Administrator provided the Board with a report (the “Report”) that addressed the operations of the Program and assessed its adequacy and effectiveness for the period from February 1, 2022 through January 31, 2023 (the “Reporting Period”).

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, including the following points.

Liquidity classification. The Report described the Program’s liquidity classification methodology for categorizing the Funds’ investments into one of four liquidity buckets. The Fund classified each of its investments into one of four liquidity categories based on the number of days reasonably needed to sell and convert a reasonably anticipated sized trade of each investment into cash without significantly impacting the price of the investments. The Program Administrator relied on a third-party data provider to facilitate the classification of the Fund’s investments based on criteria in the Fund’s Program. During the Reporting Period, the Fund did not hold more than 15% of its net assets in illiquid investments.

Highly Liquid Investment Minimum. The Report noted that one aspect of the Liquidity Rule is a requirement that funds that are expected to have less than 50% of assets classified as other than “highly liquid” should establish a minimum percentage of highly liquid assets that the fund is expected to hold on an on-going basis. The Program Administrator monitors the percentages of assets in each category on an ongoing basis and, given that the Fund did not approach the 50% threshold, has made the determination that it is not necessary to assign a Highly Liquid Investment Minimum to the Fund as provided for in the Liquidity Rule.

The Fund’s investment strategy and liquidity of portfolio investments during normal and reasonably foreseeable stressed market conditions. During the Reporting Period, the Program Administrator reviewed whether the Fund’s investment strategy is appropriate for an open-end fund structure with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets and factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account.

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 3	45

BBH LIMITED DURATION FUND
OPERATION AND EFFECTIVENESS OF THE FUND’S LIQUIDITY RISK MANAGEMENT PROGRAM (continued) April 30, 2023 (unaudited)

Short-term and long-term cash flow projections during normal and reasonably foreseeable stressed market conditions. During the Reporting Period, the Program Administrator reviewed historical redemption activity and used this information as a component to establish the Fund’s reasonably anticipated trading size. The Program Administrator also took into consideration other factors such as shareholder ownership concentration, applicable distribution channels and the degree of certainty associated with the Fund’s short-term and long-term cash flow projections.

Holdings of cash and cash equivalents. The Program Administrator considered the degree to which the Fund held cash and cash equivalents as a component of each Fund’s ability to meet redemption requests.

There were no material changes to the Program during the Reporting Period. The Program Administrator has informed the Board that it believes that the Fund’s Program is adequately designed, has been implemented as intended, and has operated effectively since its implementation. No material exceptions have been noted since the implementation of the Program, and there were no liquidity events that impacted the Fund or its ability to meet redemption requests on a timely basis during the Reporting Period.

46

Administrator
Brown Brothers Harriman & Co.
140 Broadway
New York, NY 10005

Distributor
Alps Distributors, Inc.
1290 Broadway, Suite 1000
Denver, Co 80203

Shareholder Servicing Agent
Brown Brothers Harriman & Co.
140 Broadway
New York, NY 10005
1-800-575-1265

To obtain information or make shareholder inquiries:

Investment Adviser Brown Brothers Harriman Mutual Fund Advisory Department 140 Broadway New York, NY 10005
By telephone: By E-mail send your request to: On the internet:	Call 1-800-575-1265 bbhfunds@bbh.com www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund.

For more complete information, visit www.bbhfunds.com for a prospectus. You should consider the Fund’s investment objectives, risks, charges and expenses carefully before you invest. Information about these and other important subjects is in the Fund’s prospectus, which you should read carefully before investing.

Holdings and allocations are subject to change. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available electronically on the SEC’s website (sec.gov). For a complete list of a fund’s portfolio holdings, view the most recent holdings listing, semi-annual report, or annual report on the Fund’s website at http://www.bbhfunds.com.

A summary of the Fund’s Proxy Voting Policy that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio, as well as a record of how the Fund voted any such proxies during the most recent 12-month period ended June 30, is available, without charge, upon request by calling the toll-free number listed above. This information is also available on the SEC’s website at www.sec.gov.

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

Semi-Annual Report

APRIL 30, 2023

BBH Income Fund

BBH INCOME FUND
PORTFOLIO ALLOCATION April 30, 2023 (unaudited)

BREAKDOWN BY SECURITY TYPE

	U.S. $ Value	Percent of Net Assets
Asset Backed Securities	$135,003,182	18.1%
Commercial Mortgage Backed Securities	44,466,051	6.0
Corporate Bonds	364,883,292	49.0
Loan Participations and Assignments	101,352,181	13.6
Municipal Bonds	5,772,824	0.8
Preferred Stock	18,929,096	2.5
Residential Mortgage Backed Securities	1,226,425	0.1
U.S. Government Agency Obligations	5,000,000	0.7
U.S. Treasury Bills	1,798,269	0.2
U.S. Treasury Bonds and Notes	66,837,984	9.0
Liabilities in Excess of Cash and Other Assets	(223,519)	(0.0)
NET ASSETS	$745,045,785	100.0%

All data as of April 30, 2023. The BBH Income Fund’s (the “Fund”) breakdown by security type is expressed as a percentage of net assets and may vary over time.

The accompanying notes are an integral part of these financial statements.

2

BBH INCOME FUND
PORTFOLIO OF INVESTMENTS April 30, 2023 (unaudited)
Principal Amount		Maturity Date	Interest Rate	Value
	ASSET BACKED SECURITIES (18.1%)
$2,640,000	ABPCI Direct Lending Fund ABS I, Ltd. 2020-1A1	12/20/30	3.199%	$2,404,330
2,270,000	ABPCI Direct Lending Fund ABS II LLC 2022-2A1	03/01/32	4.987	2,021,169
1,174,712	Adams Outdoor Advertising LP 2018-1[1]	11/15/48	4.810	1,123,075
1,480,000	Ares PBN Finance Co. LLC[1,2]	09/15/36	6.000	1,389,572
5,200,000	Avis Budget Rental Car Funding AESOP LLC 2023-4A1	06/20/29	5.490	5,269,646
2,439,320	BHG Securitization Trust 2022-A1	02/20/35	1.710	2,330,510
4,165,000	BHG Securitization Trust 2023-A1	04/17/36	6.350	4,140,842
456,190	Business Jet Securities LLC 2020-1A1	11/15/35	2.981	431,400
1,430,000	CARS-DB4 LP 2020-1A1	02/15/50	4.170	1,342,236
1,025,375	CF Hippolyta Issuer LLC 2020-1[1]	07/15/60	2.280	924,217
2,374,427	CF Hippolyta Issuer LLC 2022-1A1	08/15/62	5.970	2,362,860
1,750,000	CFG Investments, Ltd. 2021-1[1]	05/20/32	5.820	1,680,589
2,000,000	Credit Acceptance Auto Loan Trust 2020-2A1	09/17/29	1.930	1,976,313
2,330,000	Credit Acceptance Auto Loan Trust 2023-1A1	07/15/33	7.710	2,385,180
3,070,000	DataBank Issuer 2023-1A1	02/25/53	5.116	2,892,536
2,850,000	DigitalBridge Issuer LLC 2021-1A1	09/25/51	3.933	2,473,353
909,456	Elm Trust 2020-3A1	08/20/29	2.954	848,834
2,357,061	Elm Trust 2020-4A1	10/20/29	2.286	2,175,140
12,934	FCI Funding LLC 2019-1A1	02/18/31	3.630	12,800
4,460,000	Flexential Issuer 2021-1A1	11/27/51	3.250	4,004,525
655,755	FNA LLC 2019-1[2]	12/10/31	3.000	557,392
1,670,000	FREED ABS Trust 2022-2CP1	05/18/29	4.490	1,642,321
1,298,785	Global SC Finance VII Srl 2020-1A1	10/17/40	2.170	1,180,679
1,221,828	Global SC Finance VII Srl 2020-2A1	11/19/40	2.260	1,109,563
4,270,000	Golub Capital Partners ABS Funding, Ltd. 2021-1A1	04/20/29	2.773	3,960,220
2,980,000	HPEFS Equipment Trust 2023-1A1	04/20/28	5.730	2,990,573
550,638	Lendmark Funding Trust 2019-2A1	04/20/28	2.780	538,944
2,540,000	Lendmark Funding Trust 2023-1A1	05/20/33	5.590	2,531,343
479,651	LIAS Administration Fee Issuer LLC 2018-1A	07/25/48	5.956	475,727
189,988	Mariner Finance Issuance Trust 2019-AA1	07/20/32	2.960	187,993
1,070,000	Mariner Finance Issuance Trust 2020-AA1	08/21/34	2.190	1,029,936
1,840,000	MCF CLO 10, Ltd. 2023-1A (3-Month CME Term SOFR + 4.200%)[1,3]	04/15/35	9.032	1,827,322
1,870,000	Monroe Capital ABS Funding II, Ltd. 2023-1A1	04/22/33	6.650	1,870,000
1,260,000	Monroe Capital ABS Funding, Ltd. 2021-1A1	04/22/31	2.815	1,160,508
1,790,000	Monroe Capital Income Plus ABS Funding LLC 2022-1A1	04/30/32	5.150	1,547,907
2,700,000	Neuberger Berman Loan Advisers CLO 40, Ltd. 2021-40A (3-Month USD-LIBOR + 1.060%)[1,3]	04/16/33	6.320	2,663,214

The accompanying notes are an integral part of these financial statements.

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 3	3

BBH INCOME FUND
PORTFOLIO OF INVESTMENTS (continued) April 30, 2023 (unaudited)
Principal Amount		Maturity Date	Interest Rate	Value
	ASSET BACKED SECURITIES (continued)
$2,520,000	New Residential Advance Receivables Trust Advance Receivables Backed 2020-T1[1]	08/15/53	1.426%	$2,475,541
244,338	Newtek Small Business Loan Trust 2018-1 (U.S. Prime Rate - 0.550%)[1,3]	02/25/44	7.450	240,976
115,904	Newtek Small Business Loan Trust 2018-1 (U.S. Prime Rate + 0.750%)[1,3]	02/25/44	8.750	114,762
3,550,000	NextGear Floorplan Master Owner Trust 2022-1A1	03/15/27	2.800	3,404,402
5,440,000	NextGear Floorplan Master Owner Trust 2023-1A1	03/15/28	5.740	5,581,140
1,660,000	NFAS2 LLC 2022-1[1]	09/15/28	6.860	1,656,983
3,960,000	Niagara Park CLO, Ltd. 2019-1A (3-Month USD-LIBOR + 1.000%)[1,3]	07/17/32	6.260	3,879,089
2,180,000	OnDeck Asset Securitization Trust III LLC 2021-1A1	05/17/27	1.590	2,029,720
385,181	OneMain Financial Issuance Trust 2020-1A1	05/14/32	3.840	382,624
2,930,000	OneMain Financial Issuance Trust 2022-S1[1]	05/14/35	4.130	2,848,479
5,630,000	Oportun Issuance Trust 2021-C1	10/08/31	2.180	5,105,268
364,879	Oxford Finance Funding LLC 2019-1A1	02/15/27	4.459	362,326
1,322,922	Oxford Finance Funding LLC 2020-1A1	02/15/28	3.101	1,313,202
460,286	ReadyCap Lending Small Business Loan Trust 2019-2 (U.S. Prime Rate - 0.500%)[1,3]	12/27/44	7.500	439,474
5,150,000	Regional Management Issuance Trust 2022-1[1]	03/15/32	3.070	4,818,244
2,060,000	Republic Finance Issuance Trust 2020-A1	11/20/30	2.470	1,974,070
2,130,000	Sabey Data Center Issuer LLC 2020-1[1]	04/20/45	3.812	2,036,935
1,795,000	Sabey Data Center Issuer LLC 2023-1[1]	04/20/48	6.250	1,809,539
611,511	Santander Drive Auto Receivables Trust 2020-1	12/15/25	4.110	608,194
1,940,000	Santander Revolving Auto Loan Trust 2019-A1	01/26/32	2.510	1,851,844
2,310,000	Southwick Park CLO LLC 2019-4A (3-Month USD-LIBOR + 1.060%)[1,3]	07/20/32	6.310	2,275,399
1,569,828	Stack Infrastructure Issuer LLC 2019-1A1	02/25/44	4.540	1,542,029
1,150,000	Stack Infrastructure Issuer LLC 2023-1A1	03/25/48	5.900	1,143,697
273,605	SWC Funding LLC 2018-1A1	08/15/33	4.750	269,439
1,353,653	Textainer Marine Containers VII, Ltd. 2020-1A1	08/21/45	2.730	1,249,503
4,593,314	Thrust Engine Leasing DAC 2021-1A1	07/15/40	4.163	3,723,845
3,350,000	Vantage Data Centers Issuer LLC 2023-1A1	03/16/48	6.316	3,337,300
5,295,243	VC 3 LS LP 2021-B1,2	10/15/41	4.750	4,499,898
1,834,943	VCP RRL ABS I, Ltd. 2021-1A1	10/20/31	2.152	1,662,508
4,830,000	Westlake Automobile Receivables Trust 2023-2A1	03/15/28	6.290	4,903,983
	Total Asset Backed Securities (Cost $141,399,018)			135,003,182

The accompanying notes are an integral part of these financial statements.

4

BBH INCOME FUND
PORTFOLIO OF INVESTMENTS (continued) April 30, 2023 (unaudited)
Principal Amount		Maturity Date	Interest Rate	Value
	COMMERCIAL MORTGAGE BACKED SECURITIES (6.0%)
$1,390,000	BPR Trust 2022-OANA (1-Month CME Term SOFR + 2.697%)[1,3]	04/15/37	7.587%	$1,308,976
4,740,000	BX Commercial Mortgage Trust 2022-CSMO (1-Month CME Term SOFR + 3.889%)[1,3]	06/15/27	8.778	4,656,824
1,678,608	BXMT, Ltd. 2020-FL2 (1-Month CME Term SOFR + 1.014%)[1,3]	02/15/38	5.904	1,586,050
1,250,000	BXMT, Ltd. 2020-FL3 (1-Month CME Term SOFR + 2.664%)[1,3]	11/15/37	7.554	1,143,750
146,085	CG-CCRE Commercial Mortgage Trust 2014-FL2 (1-Month USD-LIBOR + 4.000%)[1,2,3]	11/15/31	8.948	108,877
786,000	CG-CCRE Commercial Mortgage Trust 2014-FL2 (1-Month USD-LIBOR + 4.000%)[1,3]	11/15/31	8.948	684,624
1,375,473	CG-CCRE Commercial Mortgage Trust 2014-FL2 (1-Month USD-LIBOR + 4.750%)[1,2,3]	11/15/31	9.698	757,060
890,000	Citigroup Commercial Mortgage Trust 2019-SMRT[1]	01/10/36	4.149	872,922
3,540,000	CSMC 2018-SITE[1,3,4]	04/15/36	4.941	3,358,529
3,312,611	DFVI 2021-1A1,2	12/15/29	2.982	3,104,944
1,000,000	Hudsons Bay Simon JV Trust 2015-HB10[1,3,4]	08/05/34	5.447	752,554
3,150,000	Intown Mortgage Trust 2022-STAY (1-Month CME Term SOFR + 4.134%)[1,3]	08/15/39	9.024	3,090,786
240,000	JPMBB Commercial Mortgage Securities Trust 2014-C24[1,3,4]	11/15/47	4.029	148,018
2,691,735	Morgan Stanley Capital I Trust 2019-BPR (1-Month USD-LIBOR + 1.650%)[1,3]	05/15/36	6.598	2,618,456
5,860,000	MTN Commercial Mortgage Trust 2022-LPFL (1-Month CME Term SOFR + 1.896%)[1,3]	03/15/39	6.785	5,704,107
1,071,931	NADG NNN Operating LP 2019-1[1]	12/28/49	3.368	1,004,318
3,900,505	Ready Capital Mortgage Financing LLC 2021-FL7 (1-Month USD-LIBOR + 1.200%)[1,3]	11/25/36	6.220	3,798,117
2,700,000	SCo.TT Trust 2023-SFS[1]	03/15/40	5.910	2,749,099
2,270,000	SPGN Mortgage Trust 2022-TFLM (1-Month CME Term SOFR + 2.650%)[1,3]	02/15/39	7.540	2,133,388
1,310,000	SPGN Mortgage Trust 2022-TFLM (1-Month CME Term SOFR + 3.500%)[1,3]	02/15/39	8.390	1,218,043
890,000	STWD, Ltd. 2019-FL1 (1-Month CME Term SOFR + 1.714%)[1,3]	07/15/38	6.608	844,398
9,507	UBS-BAMLL Trust 2012-WRM[1]	06/10/30	3.663	8,937
2,915,000	Wells Fargo Commercial Mortgage Trust 2020-SDAL (1-Month USD-LIBOR + 1.340%)[1,3]	02/15/37	6.288	2,813,274
	Total Commercial Mortgage Backed Securities (Cost $46,964,636)			44,466,051

The accompanying notes are an integral part of these financial statements.

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 3	5

BBH INCOME FUND
PORTFOLIO OF INVESTMENTS (continued) April 30, 2023 (unaudited)
Principal Amount		Maturity Date	Interest Rate	Value
	CORPORATE BONDS (49.0%)
	AEROSPACE/DEFENSE (0.6%)
$2,220,000	BAE Systems, Plc.[1]	04/15/30	3.400%	$2,048,029
2,700,000	Boeing Co.	02/01/28	3.250	2,515,760
				4,563,789
	AGRICULTURE (0.8%)
3,590,000	Archer-Daniels-Midland Co.	08/15/33	4.500	3,596,385
1,890,000	Cargill, Inc.[1]	10/11/32	5.125	1,960,689
				5,557,074
	AUTO MANUFACTURERS (1.0%)
2,945,000	Ford Motor Credit Co. LLC	11/04/27	7.350	3,028,349
2,230,000	General Motors Co.	10/15/29	5.400	2,204,674
2,390,000	Hyundai Capital America[1]	04/01/30	5.800	2,453,155
				7,686,178
	BANKS (9.8%)
2,790,000	ASB Bank, Ltd. (5-Year CMT Index + 2.250%)[1,3]	06/17/32	5.284	2,694,501
1,635,000	Bank Leumi Le-Israel BM1	07/27/27	5.125	1,618,650
5,910,000	Bank of America Corp. (5-Year CMT Index + 2.760%)[3,5]		4.375	5,038,275
3,035,000	Bank of New Zealand[1]	02/07/28	4.846	3,039,691
3,095,000	Bank of Nova Scotia	03/11/27	2.951	2,908,191
2,920,000	Comerica Bank (SOFR + 2.610%)[3]	08/25/33	5.332	2,457,732
2,710,000	DNB Bank ASA (SOFR + 1.950%)[1,3]	10/09/26	5.896	2,725,758
6,240,000	Fifth Third Bancorp (SOFR + 2.192%)[3]	10/27/28	6.361	6,439,852
165,000	Fifth Third Bancorp (SOFR + 2.127%)[3]	07/28/30	4.772	157,025
2,470,000	Goldman Sachs Group, Inc. (SOFR + 1.725%)[3]	08/23/28	4.482	2,423,411
2,140,000	HSBC Holdings, Plc (SOFR + 3.350%)[3]	11/03/28	7.390	2,303,605
1,735,000	HSBC Holdings, Plc	03/31/30	4.950	1,711,755
1,140,000	HSBC Holdings, Plc (SOFR + 2.387%)[3]	06/04/31	2.848	959,128
3,285,000	HSBC Holdings, Plc (SOFR + 2.390%)[3]	03/09/34	6.254	3,423,030
2,020,000	JPMorgan Chase & Co. (3-Month CME Term SOFR + 1.585%)[3]	03/13/26	2.005	1,904,913
2,160,000	Lloyds Banking Group, Plc. (1-Year CMT Index + 1.700%)[3]	03/06/29	5.871	2,205,148
2,025,000	Lloyds Banking Group, Plc. (1-Year CMT Index + 3.750%)[3]	11/15/33	7.953	2,250,302
2,000,000	Morgan Stanley (SOFR + 1.610%)[3]	04/20/28	4.210	1,938,945
2,055,000	Morgan Stanley (SOFR + 2.560%)[3]	10/18/33	6.342	2,234,312
2,810,000	National Australia Bank, Ltd.[1]	01/12/33	6.429	2,908,758
2,445,000	NatWest Group, Plc (1-Year CMT Index + 2.850%)[3]	11/10/26	7.472	2,557,841
1,780,000	NatWest Group, Plc (1-Year CMT Index + 2.100%)[3]	03/02/34	6.016	1,849,960
2,360,000	Santander Holdings USA, Inc. (SOFR + 2.356%)[3]	03/09/29	6.499	2,372,206
1,525,000	UBS Group AG (1-Year CMT Index + 1.750%)[1,3]	05/12/28	4.751	1,470,579
4,025,000	UBS Group AG (1-Year CMT Index + 2.200%)[1,3]	01/12/34	5.959	4,113,547

The accompanying notes are an integral part of these financial statements.

6

BBH INCOME FUND
PORTFOLIO OF INVESTMENTS (continued) April 30, 2023 (unaudited)
Principal Amount		Maturity Date	Interest Rate	Value
	CORPORATE BONDS (continued)
	BANKS (continued)
$6,100,000	US Bancorp (5-Year CMT Index + 2.541%)[3,5]		3.700%	$4,697,000
1,245,000	Wells Fargo & Co. (SOFR + 2.000%)[3]	04/30/26	2.188	1,172,835
1,165,000	Wells Fargo & Co. (SOFR + 2.100%)[3]	06/02/28	2.393	1,050,335
3,020,000	Wells Fargo & Co. (SOFR + 1.500%)[3]	03/02/33	3.350	2,636,035
				73,263,320
	BEVERAGES (0.6%)
1,310,000	Anheuser-Busch InBev Worldwide, Inc.	01/23/39	5.450	1,392,158
2,875,000	Brown-Forman Corp.	04/15/33	4.750	2,935,676
				4,327,834
	BUILDING MATERIALS (0.3%)
2,530,000	James Hardie International Finance DAC[1]	01/15/28	5.000	2,383,872

	COMPUTERS (0.4%)
3,250,000	Dell International LLC / EMC Corp.	02/01/33	5.750	3,293,332

	DIVERSIFIED FINANCIAL SERVICES (4.1%)
2,160,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	10/29/24	1.750	2,024,210
485,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	10/15/27	4.625	467,724
1,265,000	American Express Co.	03/04/27	2.550	1,171,606
1,250,000	American Express Co. (SOFR + 2.255%)[3]	05/26/33	4.989	1,235,731
2,330,000	Aviation Capital Group LLC[1]	12/15/24	5.500	2,299,035
2,685,000	Avolon Holdings Funding, Ltd.[1]	07/01/24	3.950	2,607,277
925,000	Avolon Holdings Funding, Ltd.[1]	01/15/26	5.500	907,879
3,055,000	Bread Financial Holdings, Inc.[1]	12/15/24	4.750	2,696,471
2,338,000	Brightsphere Investment Group, Inc.	07/27/26	4.800	2,175,423
2,345,000	Capital One Financial Corp.	05/11/27	3.650	2,190,241
2,485,000	Drawbridge Special Opportunities Fund LP / Drawbridge Special Opportunities Finance[1]	02/15/26	3.875	2,212,923
2,550,000	GCM Grosvenor Diversified Alternatives Issuer LLC[1,2]	11/15/41	6.000	2,060,145
2,050,000	Oxford Finance LLC / Oxford Finance Co.-Issuer II, Inc.[1]	02/01/27	6.375	1,904,567
4,620,000	Sculptor Alternative Solutions LLC[1,2]	05/15/37	6.000	3,813,810
2,655,000	Strategic Credit Opportunities Partners LLC	04/01/26	4.250	2,396,953
				30,163,995
	ELECTRIC (2.8%)
1,840,000	Alabama Power Co.	03/15/32	3.050	1,642,113
945,000	Avista Corp.	04/01/52	4.000	790,414
2,100,000	Duke Energy Florida LLC	11/15/52	5.950	2,390,820

The accompanying notes are an integral part of these financial statements.

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 3	7

BBH INCOME FUND
PORTFOLIO OF INVESTMENTS (continued) April 30, 2023 (unaudited)
Principal Amount		Maturity Date	Interest Rate	Value
	CORPORATE BONDS (continued)
	ELECTRIC (continued)
$1,880,000	Duke Energy Ohio, Inc.	04/01/53	5.650%	$1,996,078
1,950,000	Duke Energy Progress LLC	03/15/53	5.350	2,028,659
5,065,000	Edison International (5-Year CMT Index + 4.698%)3,[5]		5.375	4,510,509
2,095,000	Narragansett Electric Co.[1]	04/09/30	3.395	1,925,628
2,120,000	Nevada Power Co.	05/01/53	5.900	2,377,387
3,030,000	Public Service Electric & Gas Co.	03/15/33	4.650	3,066,189
				20,727,797
	FOOD (0.6%)
4,355,000	Nestle Holdings, Inc.[1]	03/14/30	4.950	4,527,627

	HEALTHCARE-PRODUCTS (0.4%)
3,035,000	Medtronic Global Holdings SCA	03/30/33	4.500	3,063,277

	HEALTHCARE-SERVICES (0.7%)
2,545,000	PeaceHealth Obligated Group	11/15/50	3.218	1,835,429
3,260,000	Providence St Joseph Health Obligated Group	10/01/33	5.403	3,270,858
490,000	Sutter Health	08/15/30	2.294	414,398
				5,520,685
	INSURANCE (9.3%)
4,175,000	Aegon NV (6-Month USD-LIBOR + 3.540%)[3]	04/11/48	5.500	4,048,915
2,880,000	Ascot Group, Ltd.[1]	12/15/30	4.250	2,305,967
2,035,000	Athene Global Funding[1]	06/29/25	2.550	1,887,879
2,790,000	Athene Holding, Ltd.	02/01/33	6.650	2,843,572
5,715,000	AXIS Specialty Finance LLC (5-Year CMT Index + 3.186%)[3]	01/15/40	4.900	4,593,468
2,920,000	Corebridge Financial, Inc. (5-Year CMT Index + 3.846%)[1,3]	12/15/52	6.875	2,643,987
4,210,000	Doctors Co. An Interinsurance Exchange[1]	01/18/32	4.500	3,564,122
1,600,000	Enstar Finance LLC (5-Year CMT Index + 5.468%)[3]	09/01/40	5.750	1,335,761
4,100,000	Enstar Finance LLC (5-Year CMT Index + 4.006%)[3]	01/15/42	5.500	2,951,577
5,540,000	F&G Annuities & Life, Inc.[1]	01/13/28	7.400	5,635,021
2,195,000	Fairfax Financial Holdings, Ltd.	04/29/30	4.625	2,098,199
4,765,000	Fidelis Insurance Holdings, Ltd. (5-Year CMT Index + 6.323%)[1,3]	04/01/41	6.625	4,502,925
3,128,000	First American Financial Corp.	08/15/31	2.400	2,431,079
1,690,000	Metropolitan Life Global Funding I1	03/21/29	3.300	1,565,794
2,280,000	Metropolitan Life Global Funding I1	03/28/33	5.150	2,314,902
1,580,000	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (5-Year CMT Index + 3.982%)[1,3]	05/23/42	5.875	1,584,800
3,708,000	PartnerRe Finance B LLC (5-Year CMT Index + 3.815%)[3]	10/01/50	4.500	3,115,264
2,995,000	SiriusPoint, Ltd.[1]	11/01/26	4.600	2,584,685

The accompanying notes are an integral part of these financial statements.

8

BBH INCOME FUND
PORTFOLIO OF INVESTMENTS (continued) April 30, 2023 (unaudited)
Principal Amount		Maturity Date	Interest Rate	Value
	CORPORATE BONDS (continued)
	INSURANCE (continued)
$3,125,000	Stewart Information Services Corp.	11/15/31	3.600%	$2,465,511
4,830,000	Swiss Re Finance Luxembourg S.A. (5-Year CMT Index + 3.582%)[1,3]	04/02/49	5.000	4,602,169
2,520,000	Teachers Insurance & Annuity Association of America[1]	05/15/50	3.300	1,799,394
3,655,000	United Insurance Holdings Corp.	12/15/27	7.250	2,375,750
6,280,000	Universal Insurance Holdings, Inc.	11/30/26	5.625	5,639,176
				68,889,917
	INVESTMENT COMPANIES (6.2%)
2,490,000	Capital Southwest Corp.	01/31/26	4.500	2,320,680
1,635,000	CION Investment Corp.	02/11/26	4.500	1,494,201
5,725,000	Fairfax India Holdings Corp.[1]	02/26/28	5.000	4,837,625
2,930,000	Franklin BSP Lending Corp.[1]	12/15/24	4.850	2,817,695
1,370,000	FS KKR Capital Corp.	02/01/25	4.125	1,298,876
3,450,000	FS KKR Capital Corp.[1]	02/14/25	4.250	3,257,735
2,330,000	Gladstone Capital Corp.	01/31/26	5.125	2,194,068
2,580,000	Golub Capital BDC, Inc.	04/15/24	3.375	2,494,962
1,965,000	Main Street Capital Corp.	05/01/24	5.200	1,931,320
2,960,000	MidCap Financial Investment Corp.	07/16/26	4.500	2,648,239
3,185,000	Morgan Stanley Direct Lending Fund	02/11/27	4.500	2,985,565
2,095,000	OFS Capital Corp.	02/10/26	4.750	1,833,969
1,445,000	Owl Rock Capital Corp. II1	11/26/24	4.625	1,393,276
2,560,000	Owl Rock Technology Finance Corp.[1]	06/30/25	6.750	2,462,251
2,535,000	PennantPark Floating Rate Capital, Ltd.	04/01/26	4.250	2,305,417
3,025,000	Saratoga Investment Corp.	02/28/26	4.375	2,759,236
3,050,000	Silver Point Specialty Credit Fund, L.P.[1,2]	11/04/26	4.000	2,632,403
1,775,000	Stellus Capital Investment Corp.	03/30/26	4.875	1,628,587
3,165,000	Trinity Capital, Inc.	12/15/26	4.250	2,637,923
				45,934,028
	MACHINERY-DIVERSIFIED (0.3%)
2,275,000	CNH Industrial Capital LLC	04/10/28	4.550	2,251,335

	MEDIA (0.4%)
2,850,000	CCo. Holdings LLC / CCo. Holdings Capital Corp.[1]	03/01/31	7.375	2,792,882

	PACKAGING & CONTAINERS (0.2%)
1,465,000	AptarGroup, Inc.	03/15/32	3.600	1,288,879

	PHARMACEUTICALS (0.5%)
730,000	Bausch Health Cos., Inc.[1]	06/01/28	4.875	480,887
2,885,000	CVS Health Corp.	02/21/30	5.125	2,934,932
				3,415,819

The accompanying notes are an integral part of these financial statements.

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 3	9

BBH INCOME FUND
PORTFOLIO OF INVESTMENTS (continued) April 30, 2023 (unaudited)
Principal Amount		Maturity Date	Interest Rate	Value
	CORPORATE BONDS (continued)
	PIPELINES (1.6%)
$4,045,000	Energy Transfer LP (3-Month USD-LIBOR + 4.028%)[3,5]		8.892%	$3,607,569
1,725,000	EnLink Midstream LLC[1]	09/01/30	6.500	1,742,543
887,000	EnLink Midstream Partners, LP	06/01/25	4.150	857,674
2,430,000	Harvest Midstream I LP1	09/01/28	7.500	2,377,634
1,150,000	Northriver Midstream Finance LP1	02/15/26	5.625	1,079,781
2,275,000	Western Midstream Operating LP	04/01/33	6.150	2,313,243
				11,978,444
	PRIVATE EQUITY (0.2%)
2,095,000	Apollo Management Holdings LP (5-Year CMT Index + 3.266%)[1,3]	01/14/50	4.950	1,770,997

	REAL ESTATE INVESTMENT TRUSTS (6.0%)
3,340,000	American Tower Trust #1[1]	03/15/28	5.490	3,410,944
4,140,000	Arbor Realty SR, Inc.[1]	10/15/27	8.500	4,146,926
3,765,000	Blackstone Mortgage Trust, Inc.[1]	01/15/27	3.750	3,146,021
5,075,000	EF Holdco / EF Cayman Hold / Ellington Finance REIT Cayman/TRS / EF Cayman Non-MTM[1]	04/01/27	5.875	4,691,518
1,485,000	Extra Space Storage LP	04/01/28	5.700	1,519,446
2,955,000	Federal Realty OP LP	05/01/28	5.375	2,946,600
2,065,000	HAT Holdings I LLC / HAT Holdings II LLC[1]	06/15/26	3.375	1,832,909
2,300,000	HAT Holdings I LLC / HAT Holdings II LLC[1]	09/15/30	3.750	1,807,822
1,315,000	Realty Income Corp.	03/15/30	4.850	1,308,788
5,635,000	Realty Income Corp.	07/15/33	4.900	5,532,431
2,750,000	Rexford Industrial Realty LP	06/15/28	5.000	2,732,473
2,000,000	SBA Tower Trust[1]	01/15/28	6.599	2,097,572
1,380,000	Scentre Group Trust 1 / Scentre Group Trust 2[1]	02/12/25	3.500	1,338,394
1,945,000	Scentre Group Trust 1 / Scentre Group Trust 2[1]	01/28/26	3.625	1,870,748
1,345,000	Scentre Group Trust 2 (5-Year CMT Index + 4.685%)[1,3]	09/24/80	5.125	1,135,159
3,495,000	Simon Property Group LP	03/08/33	5.500	3,557,482
2,065,000	Starwood Property Trust, Inc.[1]	01/15/27	4.375	1,780,505
				44,855,738
	RETAIL (0.8%)
3,450,000	Nordstrom, Inc.	04/01/30	4.375	2,698,107
3,390,000	Target Corp.	09/15/32	4.500	3,414,164
				6,112,271
	SEMICONDUCTORS (0.7%)
2,100,000	ams-OSRAM AG1	07/31/25	7.000	1,961,400
3,300,000	Intel Corp.	02/10/53	5.700	3,375,317
				5,336,717
	TELECOMMUNICATIONS (0.1%)
875,000	Connect Finco S.a r.l. / Connect US Finco LLC[1]	10/01/26	6.750	833,922
The accompanying notes are an integral part of these financial statements.

10

BBH INCOME FUND
PORTFOLIO OF INVESTMENTS (continued) April 30, 2023 (unaudited)
Principal Amount		Maturity Date	Interest Rate	Value
	CORPORATE BONDS (continued)
	TRUCKING & LEASING (0.6%)
$1,925,000	Penske Truck Leasing Co. LP / PTL Finance Corp.[1]	02/01/28	5.700%	$1,947,717
2,380,000	Penske Truck Leasing Co. LP / PTL Finance Corp.[1]	05/01/28	5.550	2,395,846
				4,343,563
	Total Corporate Bonds (Cost $387,565,878)			364,883,292

	LOAN PARTICIPATIONS AND ASSIGNMENTS (13.6%)
5,110,000	AAdvantage Loyality IP, Ltd. (3-Month USD-LIBOR + 4.750%)[3]	04/20/28	10.000	5,139,076
3,308,228	AHP Health Partners, Inc. (1-Month USD-LIBOR + 3.500%)[3]	08/24/28	8.525	3,300,983
4,525,800	Air Canada (3-Month USD-LIBOR + 3.500%)[3]	08/11/28	8.369	4,509,552
2,285,834	AL NGPL Holdings LLC (3-Month USD-LIBOR + 3.750%)[3]	04/14/28	8.961	2,262,404
3,011,361	Allen Media LLC (3-Month CME Term SOFR + 5.500%)[3]	02/10/27	10.548	2,644,366
2,296,560	Allspring Buyer LLC (3-Month USD-LIBOR + 3.000%)[3]	11/01/28	8.188	2,286,984
950,225	Allspring Buyer LLC (3-Month CME Term SOFR + 3.750%)[3]	11/01/28	8.648	948,638
297,826	Athenahealth Group, Inc. (3-Month USD-LIBOR + 3.500%)[3]	02/15/29	3.500	278,679
2,424,353	Athenahealth Group, Inc. (1-Month CME Term SOFR + 3.500%)[3]	02/15/29	8.464	2,268,491
1,180,745	Avolon TLB Borrower 1 (US) LLC Term B3 (1-Month USD-LIBOR + 1.750%)[3]	01/15/25	6.703	1,175,987
1,976,000	Axalta Coating Systems Dutch Holding B BV Term B4 (3-Month CME Term SOFR + 3.000%)[3]	12/20/29	7.898	1,979,715
2,290,750	Bausch Health Companies, Inc. (1-Month CME Term SOFR + 5.250%)[3]	02/01/27	10.240	1,844,054
2,781,800	BCP Renaissance Parent LLC Term B3 (3-Month CME Term SOFR + 3.500%)[3]	11/02/26	8.398	2,753,982
1,372,789	Buckeye Partners LP Term B1 (1-Month USD-LIBOR + 2.250%)[3]	11/01/26	7.090	1,368,259
3,620,925	Central Parent, Inc. (3-Month CME Term SOFR + 4.250%)[3]	07/06/29	9.148	3,615,421
1,916,239	Clarios Global LP (1-Month USD-LIBOR + 3.250%)[3]	04/30/26	8.275	1,911,046
3,831,010	Connect Finco S.a.r.l. (1-Month USD-LIBOR + 3.500%)[3]	12/11/26	8.530	3,807,066
2,500,000	Delos Finance S.a.r.l. (3-Month USD-LIBOR + 1.750%)[3]	10/06/23	6.909	2,498,950
2,260,892	Eastern Power LLC (3-Month USD-LIBOR + 3.750%)[3]	10/02/25	8.909	2,123,045

The accompanying notes are an integral part of these financial statements.

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 3	11

BBH INCOME FUND
PORTFOLIO OF INVESTMENTS (continued) April 30, 2023 (unaudited)
Principal Amount		Maturity Date	Interest Rate	Value
	LOAN PARTICIPATIONS AND ASSIGNMENTS (continued)
$2,318,858	Elanco Animal Health, Inc. (1-Month CME Term SOFR + 1.750%)[3]	08/01/27	6.653%	$2,250,451
1,905,975	Geon Performance Solutions LLC (Fka. Echo US Holdings LLC) (3-Month USD-LIBOR + 4.500%)[3]	08/18/28	9.659	1,887,716
1,649,165	GIP II Blue Holding, LP (3-Month USD-LIBOR + 4.500%)[3]	09/29/28	9.659	1,642,684
1,555,612	Global Medical Responce, Inc. (3-Month USD-LIBOR + 4.250%)[3]	03/14/25	9.203	950,479
4,867,844	ILPEA Parent, Inc. (1-Month USD-LIBOR + 4.500%)[3]	06/22/28	9.530	4,776,572
1,657,220	Iridium Satellite LLC Term B2 (1-Month CME Term SOFR + 2.500%)[3]	11/04/26	7.582	1,654,254
2,542,033	Jazz Pharmaceuticals Plc. (1-Month USD-LIBOR + 3.500%)[3]	05/05/28	8.525	2,538,169
2,262,900	LendingTree, Inc. Term B (1-Month USD-LIBOR + 3.750%)[3]	09/15/28	8.780	1,917,808
2,788,875	Lumen Technologies, Inc. Term A (1-Month CME Term SOFR + 2.000%)[3]	01/31/25	7.097	2,584,367
3,019,500	Medline Borrower, LP (1-Month USD-LIBOR + 3.250%)[3]	10/23/28	8.275	2,928,492
3,039,300	MIP V Waste LLC (1-Month USD-LIBOR + 3.250%)[3]	12/08/28	8.275	2,978,514
3,028,875	MPH Acquisition Holdings LLC (3-Month USD-LIBOR + 4.250%)[3]	09/01/28	9.203	2,590,324
2,659,988	NorthRiver Midstream Finance LP Term B (3-Month USD-LIBOR + 3.250%)[3]	10/01/25	8.427	2,648,763
5,546,213	OCM System One Buyer CTB LLC (3-Month CME Term SOFR + 4.000%)[3]	03/02/28	9.114	5,459,581
2,360,288	Organon & Co. (3-Month USD-LIBOR + 3.000%)[3]	06/02/28	8.000	2,355,378
3,072,300	Propulsion (BC) Newco LLC (3-Month CME Term SOFR + 4.000%)[3]	09/14/29	8.898	3,021,423
1,899,000	SkyMiles IP, Ltd. (3-Month CME Term SOFR + 3.750%)[3]	10/20/27	8.798	1,965,997
1,805,475	Starwood Property Mortgage LLC (1-Month CME Term SOFR + 3.250%)[3]	11/18/27	8.232	1,742,283
3,714,200	United AirLines, Inc. Term B (1-Month USD-LIBOR + 3.750%)[3]	04/21/28	8.770	3,696,780
1,125,806	Verscend Holding Corp. Team B1 (1-Month USD-LIBOR + 4.000%)[3]	08/27/25	9.025	1,123,701
1,788,948	Vistra Operations Company LLC (fka Tex Operations Co. LLC) (1-Month USD-LIBOR + 1.750%)[3]	12/31/25	6.759	1,780,200
2,145,000	Wyndham Hotels & Resorts, Inc. Term B (1-Month USD-LIBOR + 1.750%)[3]	05/30/25	6.775	2,141,547
	Total Loan Participations and Assignments (Cost $104,373,762)			101,352,181

The accompanying notes are an integral part of these financial statements.

12

BBH INCOME FUND
PORTFOLIO OF INVESTMENTS (continued) April 30, 2023 (unaudited)
Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (0.8%)
$1,645,000	Indiana Finance Authority, Revenue Bonds	03/01/51	3.313%	$1,139,750
5,605,000	Port Authority of New York & New Jersey, Revenue Bonds	10/01/33	2.000	4,633,074
	Total Municipal Bonds (Cost $7,329,244)			5,772,824

	PREFERRED STOCK (2.5%)
99,600	Crescent Capital BDC, Inc.	05/25/26	5.000	2,330,640
178,600	Eagle Point Credit Co., Inc.	01/31/29	5.375	3,875,620
66,200	Ellington Financial, Inc. (5-Year CMT Index + 5.130%)[3,5]		8.625	1,453,090
132,600	Gladstone Investment Corp.	11/01/28	4.875	3,151,902
93,600	Horizon Technology Finance Corp.	03/30/26	4.875	2,274,480
130,800	Oxford Lane Capital Corp.	01/31/27	5.000	2,953,464
114,000	Trinity Capital, Inc.	01/16/25	7.000	2,889,900
	Total Preferred Stock (Cost $20,425,836)			18,929,096

	RESIDENTIAL MORTGAGE BACKED SECURITIES (0.1%)
451,332	Cascade Funding Mortgage Trust 2018-RM2[1,3,4]	10/25/68	4.000	436,951
520,967	Cascade Funding Mortgage Trust 2019-RM3[1,3,4]	06/25/69	2.800	503,058
348,365	RMF Proprietary Issuance Trust 2019-1[1,3,4]	10/25/63	2.750	286,416
	Total Residential Mortgage Backed Securities (Cost $1,316,509)			1,226,425

	U.S. GOVERNMENT AGENCY OBLIGATIONS (0.7%)
5,000,000	Federal Home Loan Bank Discount Notes[6]	05/01/23	0.000	5,000,000
	Total U.S. Government Agency Obligations (Cost $5,000,000)			5,000,000

	U.S. TREASURY BILLS (0.2%)
1,800,000	U.S. Treasury Bill[6]	05/09/23	0.000	1,798,269
	Total U.S. Treasury Bills (Cost $1,798,269)			1,798,269

	U.S. TREASURY BONDS AND NOTES (9.0%)
3,900,000	U.S. Treasury Bond[7]	08/15/41	1.750	2,836,793
35,075,000	U.S. Treasury Bond	11/15/42	4.000	36,127,250
25,725,000	U.S. Treasury Note	02/15/53	3.625	25,507,945
1,200,000	U.S. Treasury Note[7]	10/31/23	1.625	1,180,734
300,000	U.S. Treasury Note[7]	08/15/26	1.500	279,809

The accompanying notes are an integral part of these financial statements.

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 3	13

BBH INCOME FUND
PORTFOLIO OF INVESTMENTS (continued) April 30, 2023 (unaudited)
Principal Amount		Maturity Date	Interest Rate	Value
	U.S. TREASURY BONDS AND NOTES (continued)
$500,000	U.S. Treasury Note[7]	08/31/28	1.125%	$441,817
150,000	U.S. Treasury Note[7]	12/31/28	1.375	133,682
400,000	U.S. Treasury Note[7]	05/15/30	0.625	329,954
	Total U.S. Treasury Bonds and Notes (Cost $64,344,761)			66,837,984

TOTAL INVESTMENTS (Cost $780,517,913)[8]			100.0%	$745,269,304
LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS			(0.0)%	(223,519)
NET ASSETS			100.0%	$745,045,785

____________

1       Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities owned at April 30, 2023 was $ 328,461,693 or 44.1% of net assets.

2       Security that used significant unobservable inputs to determine fair value.

3   Variable rate instrument. Interest rates change on specific dates (such as coupon or interest payment date). The yield shown represents the April 30, 2023 coupon or interest rate.

4       This variable rate security is based on a predetermined schedule and the rate at period end also represents the reference rate at period end.

5       Security is perpetual in nature and has no stated maturity date.

6       Security issued with zero coupon. Income is recognized through accretion of discount.

7       All or a portion of this security is held at the broker as collateral for open futures contracts.

8       The aggregate cost of investments and derivatives for federal income tax purposes is $780,517,913, the aggregate gross unrealized appreciation is $13,754,716 and the aggregate gross unrealized depreciation is $43,112,272, resulting in net unrealized depreciation of $29,357,556.

Abbreviations:

CME − Chicago Mercantile Exchange.

CMT − Constant Maturity Treasury.

LIBOR − London Interbank Offered Rate.

SOFR − Secured Overnight Financing Rate.

The accompanying notes are an integral part of these financial statements.

14

BBH INCOME FUND
PORTFOLIO OF INVESTMENTS (continued) April 30, 2023 (unaudited)

FINANCIAL FUTURES CONTRACTS

The following futures contracts were open at April 30, 2023:

Description	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
U.S. Long Bond	115	June 2023	$14,587,716	$15,140,469	$552,753
U.S. Treasury 2-Year Notes	80	June 2023	16,335,328	16,493,125	157,797
U.S. Treasury 10-Year Notes	453	June 2023	50,612,133	52,187,016	1,574,883
U.S. Ultra 10-Year Notes	810	June 2023	94,829,161	98,377,031	3,547,870
U.S. Ultra Bond	158	June 2023	21,534,437	22,342,187	807,750
					$6,641,053
Contracts to Sell:
U.S. Treasury 5-Year Notes	300	June 2023	$32,172,656	32,922,656	$(750,000)
Net Unrealized Gain on Open Futures Contracts					$5,891,053

Fair Value Measurements

The Fund is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including, for example, the risk inherent in a particular valuation technique used to measure fair value, including the model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Authoritative guidance establishes three levels of the fair value hierarchy as follows:

— Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities.

— Level 2 – significant other observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.).

— Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities).

The accompanying notes are an integral part of these financial statements.

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 3	15

BBH INCOME FUND
PORTFOLIO OF INVESTMENTS (continued) April 30, 2023 (unaudited)

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

Financial assets within Level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations and over-the-counter derivatives. As Level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within Level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

The accompanying notes are an integral part of these financial statements.

16

BBH INCOME FUND
PORTFOLIO OF INVESTMENTS (continued) April 30, 2023 (unaudited)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2023.

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of April 30, 2023
Asset Backed Securities	$—	$128,556,320	$6,446,862	$135,003,182
Commercial Mortgage Backed Securities	—	40,495,170	3,970,881	44,466,051
Corporate Bonds	—	356,376,934	8,506,358	364,883,292
Loan Participations and Assignments	—	101,352,181	—	101,352,181
Municipal Bonds	—	5,772,824	—	5,772,824
Preferred Stock	18,929,096	—	—	18,929,096
Residential Mortgage Backed Securities	—	1,226,425	—	1,226,425
U.S. Government Agency Obligations	—	5,000,000	—	5,000,000
U.S. Treasury Bills	—	1,798,269	—	1,798,269
U.S. Treasury Bonds and Notes	—	66,837,984	—	66,837,984
Total Investment, at value	$18,929,096	$707,416,107	$18,924,101	$745,269,304
Other Financial Instruments, at value
Financial Futures Contracts	$5,891,053	$—	$—	$5,891,053
Other Financial Instruments, at value	$5,891,053	$—	$—	$5,891,053

The accompanying notes are an integral part of these financial statements.

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 3	17

BBH INCOME FUND
PORTFOLIO OF INVESTMENTS (continued) April 30, 2023 (unaudited)

The following is a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value during the period ended April 30, 2023:

	Asset Backed Securities	Commercial Mortgage Backed Securities	Corporate Bonds	Total
Balance as of October 31, 2022	$6,860,896	$6,703,260	$11,623,862	$25,188,018
Purchases	—	—	395,513	395,513
Sales/Paydowns	(658,896)	(2,557,389)	—	(3,216,285)
Realized gains/(losses)	—	—	—	—
Change in unrealized appreciation/(depreciation)	244,862	(175,449)	341,900	411,313
Amortization	—	459	15,034	15,493
Transfers from Level 3	—	—	(3,869,951)	(3,869,951)
Transfers to Level 3	—	—	—	—
Balance as of April 30, 2023	$6,446,862	$3,970,881	$8,506,358	$18,924,101

The Fund’s investments classified as Level 3 were either single broker quoted or valued using a model approach, including the Fund’s assumptions in determining their fair value.

The accompanying notes are an integral part of these financial statements.

18

BBH INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES April 30, 2023 (unaudited)
ASSETS:
Investments in securities, at value (Cost $780,517,913)	$745,269,304
Cash	430,080
Foreign currency at value (Cost $226)	255
Receivables for:
Interest	5,956,161
Futures variation margin on open contracts	1,193,426
Shares sold	111,091
Dividends	73,709
Investments sold	66,883
Prepaid expenses	2,192
Total Assets	753,103,101

LIABILITIES:
Payables for:
Investments purchased	5,799,533
Shares redeemed	1,572,530
Dividends declared	335,710
Investment advisory and administrative fees	226,531
Professional fees	47,145
Custody and fund accounting fees	42,271
Transfer agent fees	5,723
Board of Trustees’ fees	442
Accrued expenses and other liabilities	27,431
Total Liabilities	8,057,316
NET ASSETS	$745,045,785

Net Assets Consist of:
Paid-in capital	$824,921,230
Accumulated deficit	(79,875,445)
Net Assets	$745,045,785

NET ASSET VALUE AND OFFERING PRICE PER SHARE
CLASS I SHARES
($745,045,785 ÷ 83,524,059 shares outstanding)	$8.92

The accompanying notes are an integral part of these financial statements.

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 3	19

BBH INCOME FUND
STATEMENT OF OPERATIONS For the six months ended April 30, 2023 (unaudited)
NET INVESTMENT INCOME:
Income:
Dividends	$534,895
Interest income (net of foreign withholding taxes of $3,780)	17,479,740
Interest income from affiliates	12,021
Other income	28,214
Total Income	18,054,870

Expenses:
Investment advisory and administrative fees	1,277,245
Custody and fund accounting fees	61,264
Professional fees	46,587
Board of Trustees’ fees	35,811
Transfer agent fees	17,941
Miscellaneous expenses	35,818
Total Expenses	1,474,666
Net Investment Income	16,580,204

NET REALIZED AND UNREALIZED GAIN:
Net realized loss on investments in securities	(2,651,320)
Net realized loss on futures contracts	(12,690,574)
Net realized loss on investments in securities and futures contracts	(15,341,894)

Net change in unrealized appreciation/(depreciation) on investments in securities	23,035,465
Net change in unrealized appreciation/(depreciation) on futures contracts	22,259,725
Net change in unrealized appreciation/(depreciation) on foreign currency translations	27
Net change in unrealized appreciation/(depreciation) on investments in securities, futures contracts and foreign currency translations	45,295,217
Net Realized and Unrealized Gain	29,953,323
Net Increase in Net Assets Resulting from Operations	$46,533,527

The accompanying notes are an integral part of these financial statements.

20

BBH INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS
	For the six months ended April 30, 2023 (unaudited)	For the year ended October 31, 2022
INCREASE/(DECREASE) IN NET ASSETS FROM:
Operations:
Net investment income	$16,580,204	$21,964,633
Net realized loss on investments in securities and futures contracts	(15,341,894)	(36,598,001)
Net change in unrealized appreciation/(depreciation) on investments in securities, futures contracts and foreign currency translations	45,295,217	(86,805,617)
Net increase/(decrease) in net assets resulting from operations	46,533,527	(101,438,985)

Dividends and distributions declared:
Class I	(16,547,690)	(21,910,553)

Share transactions:
Proceeds from sales of shares	205,566,090	141,932,385
Net asset value of shares issued to shareholders for reinvestment of dividends and distributions	2,159,572	2,974,846
Proceeds from short-term redemption fees	5,692	1,609
Cost of shares redeemed	(39,939,022)	(86,537,595)
Net increase in net assets resulting from share transactions	167,792,332	58,371,245
Total increase/(decrease) in net assets	197,778,169	(64,978,293)

NET ASSETS:
Beginning of period/year	547,267,616	612,245,909
End of period/year	$745,045,785	$547,267,616
The accompanying notes are an integral part of these financial statements.

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 3	21

BBH INCOME FUND
FINANCIAL HIGHLIGHTS Selected per share data and ratios for a Class I share outstanding throughout each period/year.
	For the six months ended April 30, 2023 (unaudited)	For the years ended October 31,				For the period from June 27, 2018 (commencement of operations) to October 31, 2018
		2022	2021	2020	2019
Net asset value, beginning of period/year	$8.49	$10.49	$10.77	$10.61	$9.83	$10.00
Income from investment operations:
Net investment income[1]	0.23	0.36	0.34	0.34	0.36	0.10
Net realized and unrealized gain (loss)	0.43	(2.00)	0.15	0.46	0.78	(0.17)
Total income (loss) from investment operations	0.66	(1.64)	0.49	0.80	1.14	(0.07)
Dividends and distributions to shareholders:
From net investment income	(0.23)	(0.36)	(0.33)	(0.34)	(0.36)	(0.10)
From net realized gains	—	—	(0.44)	(0.30)	—	—
Total dividends and distributions to shareholders	(0.23)	(0.36)	(0.77)	(0.64)	(0.36)	(0.10)
Short-term redemptions fees[1]	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]	—
Net asset value, end of period/year	$8.92	$8.49	$10.49	$10.77	$10.61	$9.83
Total return[3]	7.78%[4]	(15.93)%	4.64%	7.87%	11.76%	(0.75)%[4]
Ratios/Supplemental data:
Net assets, end of period/year (in millions)	$745	$547	$612	$468	$406	$147
Ratio of expenses to average net assets before reductions	0.46%[5]	0.47%	0.47%	0.48%	0.52%	0.67%[6]
Fee waiver[7]	—%[5]	—%	—%	—%	(0.02)%	(0.17)%[6]
Ratio of expenses to average net assets after reductions	0.46%[5]	0.47%	0.47%	0.48%	0.50%	0.50%[6]
Ratio of net investment income to average net assets	5.19%[5]	3.77%	3.19%	3.24%	3.49%	3.12%[6]
Portfolio turnover rate	34%[4]	56%	69%	116%	77%	94%[4]

____________

1       Calculated using average shares outstanding for the period/year.

2       Less than $0.01.

3       Assumes the reinvestment of distributions.

4       Not annualized.

5       Annualized.

6       Annualized with the exception of audit fees, legal fees and registration fees.

7   The ratio of expenses to average net assets for the six months ended April 30, 2023, the years ended October 31, 2022, 2021, 2020, 2019, and the period from June 27, 2018 to October 31, 2018 reflect fees reduced as result of a contractual operating expense limitation of the Fund to 0.50%. The agreement is effective through March 1, 2024 and may only be terminated during its term with approval of the Fund’s Board of Trustees. For the six months ended April 30, 2023, the years ended October 31, 2022, 2021, 2020, 2019 and the period from June 27, 2018 to October 31, 2018, the waived fees were $-, $-, $-, $-, $55,757 and $94,185, respectively.

The accompanying notes are an integral part of these financial statements.

22

BBH INCOME FUND
NOTES TO FINANCIAL STATEMENTS April 30, 2023 (unaudited)

1. Organization. The Fund is a separate, diversified series of BBH Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was originally organized under the laws of the State of Maryland on July 16, 1990 as BBH Fund, Inc. and re-organized as a Delaware statutory trust on June 12, 2007. The Fund commenced operations on June 27, 2018 and offers two share classes, Class N and Class I. As of April 30, 2023, Class N shares are not available for purchase by investors but may be offered in the future. The investment objective of the Fund is to provide maximum total return, with an emphasis on current income, consistent with preservation of capital and prudent investment management. Neither Class N shares nor Class I shares automatically convert to any other share class of the Fund. As of April 30, 2023, there were eight series of the Trust.

2. Significant Accounting Policies. The Fund’s financial statements are prepared in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services – Investment Companies. The following summarizes significant accounting policies of the Fund:

A. Valuation of Investments. Bonds and other fixed income securities, including restricted securities (other than short-term obligations but including listed issues) are valued at their most recent bid prices (sales price if the principal market is an exchange) in the principal market in which such securities are normally traded, on the basis of valuations furnished by a pricing service, use of which has been approved by the Board of Trustees (the “Board”). In making such valuations, the pricing service utilizes both dealer supplied valuations and electronic data processing techniques, which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices, or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Futures contracts held by the Fund are valued daily at the official settlement price of the exchange on which it is traded.

Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. Short-term investments, which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Fund was more than 60 days, unless the use of amortized cost is determined not to represent “fair value” by the Board.

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 3	23

BBH INCOME FUND
NOTES TO FINANCIAL STATEMENTS (continued) April 30, 2023 (unaudited)

B. Accounting for Investments and Income. Investment transactions are accounted for on the trade date. Realized gains and losses on investment transactions are determined based on the identified cost method. Interest income is accrued daily and consists of interest accrued, discount earned (including, if any, both original issue and market discount) and premium amortization on the investments of the Fund. Investment income is recorded net of any foreign taxes withheld where recovery of such tax is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of the interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

C. Fund Expenses. Most expenses of the Trust can be directly attributed to a specific fund. Expenses which cannot be directly attributed to a fund are generally apportioned among each fund in the Trust on a net assets basis or other suitable method. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

D. Financial Futures Contracts. The Fund may enter into open futures contracts in order to economically hedge against anticipated future changes in interest rates which otherwise might either adversely affect the value of securities held for the Fund or adversely affect the prices of securities that are intended to be purchased at a later date for the Fund. The contractual amount of the futures contracts represents the investment the Fund has in a particular contract and does not necessarily represent the amounts potentially subject to risk of loss. Trading in futures contracts involves, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The measurement of risk associated with futures contracts is meaningful only when all related and offsetting transactions are considered. Gains and losses are realized upon the expiration or closing of the futures contracts.

Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in economically hedged security values and/or interest rates, and potential losses in excess of the Fund’s initial investment.

Open future contracts held at April 30, 2023, are listed in the Portfolio of Investments.

For the six months ended April 30, 2023, the average monthly notional amount of open futures contracts was $247,415,846. The range of monthly notional amounts was $230,071,431 to $266,041,236.

24

BBH INCOME FUND
NOTES TO FINANCIAL STATEMENTS (continued) April 30, 2023 (unaudited)

Fair Values of Derivative Instruments as of April 30, 2023

Derivatives not accounted for as economically hedging instruments under authoritative guidance for derivatives instruments and hedging activities:

Risk	Asset Derivatives			Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest Rate Risk	Net unrealized appreciation/ (depreciation) on futures contracts	$6,641,053	*	Net unrealized appreciation/ (depreciation) on futures contracts	$(750,000)*

Total		$6,641,053			$(750,000)

____________

*   Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Assets and Liabilities and Notes to Financial Statements. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

Effect of Derivative Instruments on the Statement of Operations
Interest Rate Risk
Net Realized Loss on Derivatives
Futures Contracts	$(12,690,574)

Net Change in Unrealized Appreciation/(Depreciation) on Derivatives
Futures Contracts	$22,259,725

E. Private Placement Securities. The Fund may purchase securities that are not registered under the Securities Act of 1933, as amended (“1933 Act”) but that can be sold to “qualified institutional buyers” in accordance with the requirements stated in Rule 144A or the requirements stated in Regulation S and Regulation D of the 1933 Act (“Private Placement Securities”). A Private Placement Security may be considered illiquid, under the U.S. Securities and Exchange Commission (“SEC”) Regulations for open-end investment companies, and therefore subject to the 15% limitation on the purchase of illiquid securities, unless it is determined on an ongoing basis that an adequate trading market exists for the security, which is the case for the Fund. Guidelines have been adopted and the daily function of determining and monitoring liquidity of Private Placement Securities has been delegated to the investment adviser. All relevant factors will be considered in determining the liquidity of Private Placement Securities and all investments in Private Placement Securities will be carefully monitored. Information regarding Private Placement Securities is included at the end of the Portfolio of Investments.

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 3	25

BBH INCOME FUND
NOTES TO FINANCIAL STATEMENTS (continued) April 30, 2023 (unaudited)

F. Loan Participations and Assignments. The Fund may invest in loan participations and assignments, which include institutionally traded floating and fixed-rate debt securities generally acquired as an assignment from another holder of, or participation interest in, loans originated by a bank or financial institution (the “Lender”) that acts as agent for all holders. Some loan participations and assignments may be purchased on a “when-issued” basis. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan assignment, the Fund acquires the loan in whole or in part and becomes a lender under the loan agreement. The Fund generally has the right to enforce compliance with the terms of the loan agreement with the borrower.

Assignments and participations involve credit, interest rate, and liquidity risk. Interest rates on floating rate securities adjust with interest rate changes and/or issuer credit quality, and unexpected changes in such rates could result in losses to the Fund. The interest rates paid on a floating rate security in which the Fund invests generally are readjusted periodically to an increment over a designated benchmark rate, such as the one-month, three-month, six-month, or one-year London Interbank Offered Rate (“LIBOR”). LIBOR is a short-term interest rate that banks charge one another and is generally representative of the most competitive and current cash rates.

The Fund may have difficulty trading assignments and participations to third parties. There may be restrictions on transfer and only limited opportunities may exist to sell such securities in secondary markets. As a result, the Fund may be unable to sell assignments or participations at the desired time or may be able to sell only at a price less than fair market value. The Fund utilizes an independent third party to value individual loan participations and assignments on a daily basis.

G. Federal Income Taxes. It is the Trust’s policy to comply with the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. The Fund files a tax return annually using tax accounting methods required under provisions of the Code, which may differ from GAAP, which is the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported in these financial statements may differ from that reported on the Fund’s tax return, due to certain book-to-tax timing differences such as losses deferred due to “wash sale” transactions and utilization of capital loss carryforwards. These differences may result in temporary over-distributions for financial statement purposes and are classified as distributions in excess of accumulated net realized gains or net investment income. These distributions do not constitute a return of capital. Permanent differences are reclassified between paid-in capital and retained earnings/(accumulated deficit) within the Statement of Assets and Liabilities based upon their tax classification. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV.

The Fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (“ASC 740”). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund did not have any

26

BBH INCOME FUND
NOTES TO FINANCIAL STATEMENTS (continued) April 30, 2023 (unaudited)

unrecognized tax benefits as of October 31, 2022, nor were there any increases or decreases in unrecognized tax benefits for the period then ended. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statement of Operations. During the six months ended April 30, 2023, the Fund did not incur any such interest or penalties. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

H. Dividends and Distributions to Shareholders. Dividends and distributions from net investment income to shareholders are declared daily and paid monthly to shareholders. Distributions from net capital gains, if any, are generally declared and paid annually and are recorded on the ex-dividend date. The Fund declared dividends in the amount of $16,547,690 to Class I shareholders during the six months ended April 30, 2023. In addition, the Fund designated a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

The tax character of distributions paid during the years ended October 31, 2022 and 2021, respectively, were as follows:

Distributions paid from:
	Ordinary income	Net long-term capital gain	Total taxable distributions	Tax return of capital	Total distributions paid
2022:	$ 21,910,553	$ —	$ 21,910,553	$ —	$21,910,553
2021:	30,192,596	6,525,975	36,718,571	—	36,718,571

As of October 31, 2022 and 2021, respectively, the components of retained earnings/(accumulated deficit) were as follows:

Components of retained earnings/(accumulated deficit):
	Undistributed ordinary income	Undistributed long-term capital gain	Accumulated capital and other losses	Other book/tax temporary differences	Unrealized appreciation/ (depreciation)	Total retained earnings/ (accumulated deficit)
2022:	$ 28,575	$ —	$ (48,543,872)	$ 13,306,759	$ (74,652,744)	$ (109,861,282)
2021:	114,713	—	(257,363)	1,478,034	12,152,873	13,488,257

The Fund had $48,543,872 of post-December 22, 2010 net capital loss carryforwards as of October 31, 2022, of which $24,444,322 and $24,099,550, is attributable to short-term and long-term capital losses, respectively.

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 3	27

BBH INCOME FUND
NOTES TO FINANCIAL STATEMENTS (continued) April 30, 2023 (unaudited)

The Fund is permitted to carryforward capital losses for an unlimited period and they will retain their character as either short-term or long-term capital losses rather than being considered all short-term capital losses.

Total distributions paid may differ from amounts reported in the Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid.

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales and paydowns on fixed income securities.

To the extent future capital gains are offset by capital loss carryforwards, if any, such gains will not be distributed.

I.  Use of Estimates. The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results could differ from these estimates.

3. Fees and Other Transactions with Affiliates.

A. Investment Advisory and Administrative Fees. Effective June 27, 2018 (commencement of operations), under a combined Investment Advisory and Administrative Services Agreement (“Agreement”) with the Trust, Brown Brothers Harriman & Co. (“BBH”) through a separately identifiable department (“SID” or “Investment Adviser”) provides investment advisory, portfolio management and administrative services to the Fund. The Fund pays a combined fee for investment advisory and administrative services calculated daily and paid monthly at an annual rate equivalent to 0.40% per annum. For the six months ended April 30, 2023, the Fund incurred $1,277,245 for services under the Agreement.

B. Investment Advisory and Administrative Fee Waivers. Effective June 27, 2018 (commencement of operations), the Investment Adviser has contractually agreed to waive fees and/or reimburse expenses in order to limit the total annual fund operating expenses (excluding interests, taxes, brokerage commissions, other expenditures that are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) for Class I shares to 0.50%. The agreement will terminate on March 1, 2024, unless it is renewed by all parties to the agreement. The agreement may only be terminated during its term with approval of the Fund’s Board of Trustees. For the six months ended April 30, 2023, the Investment Adviser waived fees in the amount of $0 for Class I.

28

BBH INCOME FUND
NOTES TO FINANCIAL STATEMENTS (continued) April 30, 2023 (unaudited)

C. Custody and Fund Accounting Fees. BBH acts as a custodian and fund accountant and receives custody and fund accounting fees from the Fund calculated daily and incurred monthly. BBH holds all of the Fund’s cash and investments and calculates the Fund’s daily net asset value. The custody fee is an asset and transaction-based fee. The fund accounting fee is an asset-based fee calculated at 0.004% per annum of the Fund’s net asset value. For the six months ended April 30, 2023, the Fund incurred $61,264 in custody and fund accounting fees. The Fund receives interest income on cash balances held by the custodian at the BBH Base Rate. The BBH Base Rate is defined as BBH’s effective trading rate in local money markets on each day. The total interest earned by the Fund for the six months ended April 30, 2023 was $12,021. This amount is included in “Interest income from affiliates” in the Statement of Operations. In the event that the Fund is overdrawn, under the custody agreement with BBH, BBH will make overnight loans to the Fund to cover overdrafts. Pursuant to their agreement, the Fund will pay the BBH Overdraft Base Rate plus 2% on the day of the overdraft. The Fund did not incur any such fees during the six months ended April 30, 2023. This amount, if any, is included under line item “Custody and fund accounting fees” in the Statement of Operations.

D. Board of Trustees’ Fees. Each Trustee who is not an “interested person” as defined under the 1940 Act receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the six months ended April 30, 2023, the Fund incurred $35,811 in independent Trustee compensation and expense reimbursements.

E. Officers of the Trust. Officers of the Trust are also employees of BBH. Officers are paid no fees by the Trust for their services to the Trust.

4. Investment Transactions. For the six months ended April 30, 2023, the cost of purchases and the proceeds of sales of investment securities, other than short-term investments, were $388,934,606 and $215,538,187, respectively.

5. Shares of Beneficial Interest. The Trust is permitted to issue an unlimited number of Class I shares of beneficial interest, at no par value. Transactions in Class I shares were as follows:

	For the six months ended April 30, 2023 (unaudited)		For the year ended October 31, 2022
	Shares	Dollars	Shares	Dollars
Class I
Shares sold	23,377,362	$ 205,566,090	14,985,215	$ 141,932,385
Shares issued in connection with reinvestments of dividends	245,465	2,159,572	315,033	2,974,846
Proceeds from short-term redemption fees	N/A	5,692	N/A	1,609
Shares redeemed	(4,579,886)	(39,939,022)	(9,170,419)	(86,537,595)
Net increase	19,042,941	$ 167,792,332	6,129,829	$ 58,371,245

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 3	29

BBH INCOME FUND
NOTES TO FINANCIAL STATEMENTS (continued) April 30, 2023 (unaudited)

6. Principal Risk Factors and Indemnifications.

A. Principal Risk Factors. Investing in the Fund may involve certain risks, as discussed in the Fund’s prospectus, including but not limited to, those described below:

A shareholder may lose money by investing in the Fund (investment risk). The Fund is actively managed and the decisions by the Investment Adviser may cause the Fund to incur losses or miss profit opportunities (management risk). In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to failure of a counterparty to a transaction to perform (credit risk), changes in interest rates (interest rate risk), higher volatility for securities with longer maturities (maturity risk), financial performance or leverage of the issuer (issuer risk), difficulty in being able to purchase or sell a security (illiquid investment risk), or certain risks associated with investing in foreign securities not present in domestic investments, including, but not limited to, recovery of tax withheld by foreign jurisdictions (non-U.S. investment risk). Investments in other investment companies are subject to market and selection risk, as well as the specific risks associated with the investment companies’ portfolio securities (investment in other investment companies risk), and risks from investing in securities of issuers based in developing countries (emerging markets risk). The Fund’s use of derivatives creates risks that are different from, or possibly greater than, the risks associated with investing directly in securities as the Fund could lose more than the principal amount invested (derivatives risk). Political, legislative and economic events may affect a municipal security’s value, interest payments, repayments of principal and the Fund’s ability to sell it (municipal issuer risk). Due to uncertainty regarding the ability of the issuer to pay principal and interest, securities that are rated below investment grade (i.e., Ba1/BB+ or lower) (junk bond risk), and their unrated equivalents, may be subject to greater risks than securities which have higher credit ratings, including a high risk of default. If the issuer of the securities in which the Fund invests redeems them before maturity the Fund may have to reinvest the proceeds in securities that pay a lower interest rate (call risk). The Fund invests in asset-backed (asset-backed securities risk) and mortgage-backed securities (mortgage-backed securities risk) which are subject to the risk that borrowers may default on the obligations that underlie these securities. In addition, these securities may be paid off sooner (prepayment risk) or later than expected which may increase the volatility of securities during periods of fluctuating interest rates. The Fund may invest in bonds issued by foreign governments which may be unable or unwilling to make interest payments and/or repay the principal owed (sovereign debt risk). The Fund’s use of borrowing, in reverse repurchase agreements and investment in some derivatives, involves leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s securities and may cause the Fund to be more volatile (leverage risk). Loan participations and assignment, delayed funding loans and revolving credit facilities may have the effect of requiring the Fund to increase its investments in a company at a time when it might not otherwise decide to do so (loan risk). The value of securities held by the Fund may decline in response to certain events, including: those directly involving the companies or issuers

30

BBH INCOME FUND
NOTES TO FINANCIAL STATEMENTS (continued) April 30, 2023 (unaudited)

whose securities are held by the Fund; conditions affecting the general economy; overall market changes; local, regional or political, social or economic instability; and currency and interest rate and price fluctuations. Natural disasters, the spread of infectious illness and other public health emergencies, recession, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse effects on world economies and markets generally (market risk). A significant investment of Fund assets within one or more sectors, industries, securities and/or durations may increase the Fund’s sensitivity to adverse economic, business, political, or other, risks associated with such sector, industry, security or duration (sector risk). The Fund’s shareholders may be adversely impacted by asset allocation decisions made by an investment adviser whose discretionary clients make up a large percentage of the Fund’s shareholders (large shareholder risk). Even though the Fund’s investments in repurchase agreements are collateralized at all times, there is risk to the Fund if the other party to the agreement should default on its obligations (repurchase agreement risk). While the U.S. Government has historically provided financial support to U.S. government-sponsored agencies or instrumentalities during times of financial stress, such as the various actions taken to stabilize the Federal National Mortgage Association and Federal Home Loan Mortgage Corporation during the credit crisis of 2008, no assurance can be given that it will do so in the future. Such securities are neither issued nor guaranteed by the U.S. Treasury (U.S. Government Agency Securities Risk). The Fund may invest in private placement securities that are issued pursuant to Regulation S, Regulation D and Rule 144A which have not been registered with the SEC. These securities may be subject to contractual restrictions which prohibit or limit their resale (private placement risk). The United Kingdom’s Financial Conduct Authority announced a phase out of the LIBOR. Although many LIBOR rates were phased out by the end of 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The unavailability and/or discontinuation of LIBOR may affect the value, liquidity or return on certain fund investments that mature later than June 2023 and may result in costs incurred in connection with closing out positions and entering into new positions. Any pricing adjustments to the fund’s investments resulting from a substitute reference rate may also adversely affect the fund’s performance and/or net asset value (LIBOR transition risk). The Fund may invest in convertible securities which may perform in a similar manner to a regular debt security and are subject to variety of risks, including investment risk and interest rate risk (convertible securities risk). The Fund may invest in preferred securities which are equity interests in a company that entitle the holder to receive common stock, dividends and a fixed share of the proceeds resulting from a liquidation of the company, in preference to the holders of other securities. Preferred securities are subject to issuer specific and market risks applicable generally to equity securities (preferred securities risk). The extent of the Fund’s exposure to these risks in respect to these financial assets is included in their value as recorded in the Fund’s Statement of Assets and Liabilities.

Please refer to the Fund’s prospectus for a complete description of the principal risks of investing in the Fund.

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 3	31

BBH INCOME FUND
NOTES TO FINANCIAL STATEMENTS (continued) April 30, 2023 (unaudited)

B. Indemnifications. Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

7.  Subsequent Events. Management has evaluated events and transactions that have occurred since April 30, 2023 through the date the financial statements were issued and determined that there were no subsequent events that would require recognition or additional disclosure in the financial statements.

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BBH INCOME FUND
DISCLOSURE OF FUND EXPENSES April 30, 2023 (unaudited)

EXAMPLE

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested distributions, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (November 1, 2022, to April 30, 2023).

ACTUAL EXPENSES

The first line of the table provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% Hypothetical Example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 3	33

BBH INCOME FUND
DISCLOSURE OF FUND EXPENSES (continued) April 30, 2023 (unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2022	Ending Account Value April 30, 2023	Expenses Paid During Period November 1, 2022 to April 30, 2023[1]
Class I
Actual	$1,000	$1,078	$2.37
Hypothetical[2]	$1,000	$1,023	$2.31

____________

1   Expenses are equal to the Fund’s annualized expense ratio of 0.46% for Class I shares, multiplied by the average account value over the period and multiplied by 181/365 (to reflect the one-half year period).

2   Assumes a return of 5% before expenses. For the purposes of the calculation, the applicable annualized expenses ratio for each class of shares is subtracted from the assumed return before expenses.

34

BBH INCOME FUND
DISCLOSURE OF ADVISOR SELECTION April 30, 2023 (unaudited)

Investment Advisory and Administrative Services Agreement Approval

The 1940 Act requires that a fund’s investment advisory agreements must be approved both by a fund’s board of trustees and by a majority of the trustees who are not parties to the investment advisory agreements or “interested persons” of any party (“Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board, a majority of which is comprised of Independent Trustees, held a telephonic meeting on November 17, 2022 and an in-person meeting on December 13 2022, in reliance on the Exemptive Relief, to consider whether to renew the combined Amended and Restated Investment Advisory and Administrative Services Agreement (the “Agreement”) between the Trust and the Investment Adviser with respect to the existing funds in the Trust, including the Fund. At the December 13, 2022 meeting, the Board voted to approve the renewal of the Agreement with respect to the Fund for an additional one-year term. In doing so, the Board determined that the terms of the Agreement were fair and reasonable and in the best interest of the Fund and its shareholders, and that it had received sufficient information to make an informed business decision with respect to the continuation of the Agreement.

Both in the meetings specifically held to address the continuance of the Agreement and at other meetings over the course of the year, the Board requested, received and assessed a variety of materials provided by the Investment Adviser and BBH, including, among other things, information about the nature, extent and quality of the services provided to the Fund by the Investment Adviser and BBH, including investment management, administrative and shareholder services, the oversight of Fund service providers, marketing, risk oversight, compliance, and the ability to meet applicable legal and regulatory requirements. The Board also received third-party comparative performance and fee and expense information for the Fund prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) using data from Lipper Inc., an independent provider of investment company data (“Lipper Report”). The Board reviewed this report with Broadridge, counsel to the Trust (“Fund Counsel”) and BBH. The Board received from, and discussed with, Fund Counsel a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements under the 1940 Act, as well as the guidance provided in Gartenberg v. Merrill Lynch Asset Management, Inc., which was affirmed in Jones v. Harris Associates, L.P. In addition, the Board met in executive session outside the presence of Fund management.

In approving the continuation of the Agreement, the Board considered: (a) the nature, extent and quality of services provided by the Investment Adviser; (b) the investment performance of the Fund; (c) the advisory fee and the cost of the services and profits to be realized by the Investment Adviser from its relationship with the Fund; (d) the Fund’s costs to investors compared to the costs of comparative funds; (e) the sharing of potential economies of scale; (f) fall-out benefits to the Investment Adviser as a result of its relationship with the Fund; and (g) other factors deemed relevant by the Board. The following is a summary of certain factors the Board considered in making its determination to approve the continuance of the Agreement. No single factor reviewed by the Board was identified as the principal factor in determining whether to approve the Agreement, and individual Trustees may have given different weight to various factors. The

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BBH INCOME FUND
DISCLOSURE OF ADVISOR SELECTION (continued) April 30, 2023 (unaudited)

Board reviewed these factors with Fund Counsel. The Board concluded that the fees paid by the Fund to the Investment Adviser were reasonable based on the expense information, the cost of the services provided, and the profits realized by the Investment Adviser.

Nature, Extent and Quality of Services

The Board noted that, under the Agreement and with respect to the Fund, the Investment Adviser, subject to the supervision of the Board, is responsible for providing a continuous investment program and making purchases and sales of portfolio securities consistent with the Fund’s investment objective and policies. The Board further noted that, as a combined investment advisory and administration agreement, the Agreement also contemplates the provision of administrative services by the Investment Adviser to the Fund within the same fee structure. The Board received and considered information during the December 13, 2022 meeting, and over the course of the previous year, regarding the nature, extent and quality of services provided to the Trust and the Fund by the Investment Adviser including: portfolio management, the supervision of operations and compliance, preparation of regulatory filings, disclosures to Fund shareholders, general oversight of service providers, organizing Board meetings and preparing the materials for such Board meetings, assistance to the Board (including the Independent Trustees in their capacity as Trustees), legal and Chief Compliance Officer services for the Trust, and other services necessary for the operation of the Fund. The Board considered the resources of the Investment Adviser and BBH, as a whole, dedicated to the Fund noting that, pursuant to separate agreements, BBH also provides custody, shareholder servicing, and fund accounting services to the Fund. The Board considered the depth and range of services provided pursuant to the Agreement, noting that the Investment Adviser also coordinates the provision of services to the Fund by affiliated and nonaffiliated service providers.

The Board considered the scope and quality of services provided by the Investment Adviser under the Agreement. The Board reviewed the qualifications of the key investment personnel primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered the policies and practices followed by BBH and the Investment Adviser. The Board noted that during the course of its regular meetings, it received reports on each of the foregoing topics. The Board concluded that, overall, it was satisfied with the nature, extent and quality of the investment advisory and administrative services provided, and expected to be provided, to the Fund pursuant to the Agreement.

Fund Performance

At the November 17, 2022 and December 13, 2022 meetings, and throughout the year, the Board received and considered performance information for the Fund provided by BBH. The Board also considered the Fund’s performance relative to a peer category of other mutual funds in a report compiled by Broadridge. As part of this review, the Trustees considered the composition of the peer category, selection criteria and reputation of Broadridge who prepared the peer category analysis. The Board reviewed and discussed with both BBH and Broadridge the report’s findings and discussed

36

BBH INCOME FUND
DISCLOSURE OF ADVISOR SELECTION (continued) April 30, 2023 (unaudited)

the positioning of the Fund relative to its selected peer category. The Board considered investment performance for the Fund over the 1-, 2-, 3- and 4-year periods ended September 30, 2022 as compared to a its peer category, noting the Fund’s above average performance during each of the periods. In evaluating the performance of the Fund, the Board considered the risk expectations for the Fund as well as the relevant market conditions for the Fund’s investments and investment strategy. Based on this information, and in light of the Fund’s investment style, the Board concluded that it was satisfied with the Fund’s investment results.

Costs of Services Provided and Profitability

The Board considered the fee rates paid by the Fund to the Investment Adviser in light of the nature, extent and quality of the services provided to the Fund. The Board also considered and reviewed the fee waiver arrangement that was in place for the Fund and considered the actual fee rates after taking into account the contractual fee waiver. The Board noted that they had previously received and considered information comparing the Fund’s combined investment advisory and administration fee and the Fund’s net operating expenses with those of other comparable mutual funds, such peer category and comparisons having been selected and calculated by Broadridge. The Board recognized that it is difficult to make comparisons of the fee rate, or of combined advisory and administration fees, because there are variations in the services that are included in the fees paid by other funds. The Board concluded that the advisory and administration fee appeared to be both reasonable in light of the services rendered and the result of arm’s length negotiations.

With regard to profitability, the Trustees considered the compensation and benefits flowing to the Investment Adviser and BBH, directly or indirectly. The Board reviewed profitability data for the Fund using data from October 1, 2021 through September 30, 2022, for both the Investment Adviser and BBH. The data also included the effect of revenue generated by the shareholder servicing, custody and fund accounting fees paid by the Fund to BBH and corresponding expenses. The Board conducted a detailed review of the expense allocation methods used in preparing the profitability data. The Board focused on profitability of the Investment Adviser and BBH’s relationships with the Fund before taxes and distribution expenses. The Board concluded that the Investment Adviser’s and BBH’s profitability was not excessive in light of the nature, extent and quality of services provided to the Fund.

The Board also considered the effect of fall-out benefits to the Investment Adviser and BBH such as the increased visibility of BBH’s investment management business due to the distribution of the Trust’s funds. The Board considered other benefits received by BBH and the Investment Adviser as a result of their relationships with the Fund. These other benefits include fees received for being the Fund’s administrator, custodian, fund accounting and shareholder servicing agent. In light of the costs of providing services pursuant to the Agreement as well as the Investment Adviser and BBH’s commitment to the Fund, the ancillary benefits that the Investment Adviser and BBH received were considered reasonable.

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 3	37

BBH INCOME FUND
DISCLOSURE OF ADVISOR SELECTION (continued) April 30, 2023 (unaudited)

Economies of Scale

The Board also considered the existence of any economies of scale and whether those economies are passed along to the Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by the Investment Adviser and BBH. The Board considered the fee schedule for the Fund on the information they had been provided over many years, the Board observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there appeared to be no uniformity or pattern in the fees and asset levels at which breakpoints apply. In light of the Fund’s current size and expense structure, the Board concluded that the current breakpoints for the Fund were reasonable. Board concluded that the fees paid by the Fund to the Investment Adviser were reasonable based on the comparative performance, expense information, the cost of the services provided and the profits realized by the Investment Adviser.

38

BBH INCOME FUND
CONFLICTS OF INTEREST April 30, 2023 (unaudited)

Description of Potential Material Conflicts of Interest - Investment Adviser

BBH, including the Investment Adviser, provides discretionary and non-discretionary investment management services and products to corporations, institutions and individual investors throughout the world. As a result, in the ordinary course of its businesses, BBH, including the Investment Adviser, may engage in activities in which its interests or the interests of its clients may conflict with or be adverse to the interests of the Fund. In addition, certain of such clients (including the Fund) utilize the services of BBH for which they will pay to BBH customary fees and expenses that will not be shared with the Fund.

The Investment Adviser has adopted and implemented policies and procedures that seek to manage conflicts of interest. Pursuant to such policies and procedures, the Investment Adviser monitors a variety of areas, including compliance with fund investment guidelines, and compliance with its Code of Ethics.

The Trust also manages these conflicts of interest. For example, the Trust has designated a Chief Compliance Officer (“CCO”) and has adopted and implemented policies and procedures designed to manage the conflicts identified below and other conflicts that may arise in the course of the Fund’s operations in such a way as to safeguard the Fund from being negatively affected as a result of any such potential conflicts. From time to time, the Trustees receive reports from the Investment Adviser and the Trust’s CCO on areas of potential conflict.

Investors should carefully review the following, which describes potential and actual conflicts of interest that BBH and the Investment Adviser can face in the operation of their respective investment management services. This section is not, and is not intended to be, a complete enumeration or explanation of all of the potential conflicts of interest that may arise. The Investment Adviser and the Fund have adopted policies and procedures reasonably designed to appropriately prevent, limit or mitigate the conflicts of interest described below. Additional information about potential conflicts of interest regarding the Investment Adviser is set forth in the Investment Adviser’s Form ADV. A copy of Part 1 and Part 2A of the Investment Adviser’s Form ADV is available on the SEC’s website (www.adviserinfo.sec.gov). In addition, many of the activities that create these conflicts of interest are limited and/or prohibited by law, unless an exception is available.

Other Clients and Allocation of Investment Opportunities. BBH, and the Investment Adviser manage funds and accounts of clients other than the Fund (“Other Clients”). In general, BBH and the Investment Adviser face conflicts of interest when they render investment advisory services to different clients and, from time to time, provide dissimilar investment advice to different clients. Investment decisions will not necessarily be made in parallel among the Fund and Other Clients. Investments made by the Fund do not, and are not intended to, replicate the investments, or the investment methods and strategies, of Other Clients. Accordingly, such Other Clients may produce results that are materially different from those experienced by the Fund. Certain other conflicts of interest may arise in connection with a portfolio manager’s management of the Fund’s investments, on the one hand, and the investments of other funds or accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various funds or accounts managed by the Investment Adviser could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund. From time to time, the Investment Adviser sponsor funds and other investment pools and accounts which engage in the same or similar businesses as the Fund using the same

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 3	39

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CONFLICTS OF INTEREST (continued) April 30, 2023 (unaudited)

or similar investment strategies. To the extent that the same investment opportunities might be desirable for more than one account or funds, possible conflicts could arise in determining how to allocate them because the Investment Adviser may have an incentive to allocate investment opportunities to certain accounts or funds. However, BBH and the Investment Adviser have implemented policies and procedures designed to ensure that information relevant to investment decisions is disseminated promptly within its portfolio management teams and investment opportunities are allocated equitably among different clients. The policies and procedures require, among other things, objective allocation for limited investment opportunities, and documentation and review of justifications for any decisions to make investments only for select accounts or in a manner disproportionate to the size of the account. Nevertheless, access to investment opportunities may be allocated differently among accounts due to the particular characteristics of an account, such as size of the account, cash position, tax status, risk tolerance and investment restrictions or for other reasons.

Actual or potential conflicts of interest may also arise when a portfolio manager has management responsibilities to multiple accounts or funds, resulting in unequal commitment of time and attention to the portfolio management of the funds or accounts.

Affiliated Service Providers. Other potential conflicts might include conflicts between the Fund and its affiliated and unaffiliated service providers (e.g., conflicting duties of loyalty). In addition to providing investment management and administrative services through the SID, BBH provides custody, shareholder servicing and fund accounting services to the Fund. BBH may have conflicting duties of loyalty while servicing the Fund and/or opportunities to further its own interest to the detriment of the Fund. For example, in negotiating fee arrangements with affiliated service providers, BBH may have an incentive to agree to higher fees than it would in the case of unaffiliated providers. BBH acting in its capacity as the Fund’s administrator is the primary valuation agent of the Fund. BBH values securities and assets in the Fund according to the Fund’s valuation policies. Because the Investment Adviser’s advisory and administrative fees are calculated by reference to a Fund’s net assets, BBH and its affiliates may have an incentive to seek to overvalue certain assets.

Aggregation. Potential conflicts of interest also arise with the aggregation of trade orders. Purchases and sales of securities for the Fund may be aggregated with orders for other client accounts managed by the Investment Adviser. The Investment Adviser, however, is not required to aggregate orders if portfolio management decisions for different accounts are made separately, or if it is determined that aggregating is not practicable, or in cases involving client direction. Prevailing trading activity frequently may make impossible the receipt of the same price or execution on the entire volume of securities purchased or sold. When this occurs, the various prices may be averaged, and the Fund will be charged or credited with the average price. Thus, the effect of the aggregation may operate on some occasions to the disadvantage of the Fund. In addition, under certain circumstances, the Fund will not be charged the same commission or commission equivalent rates in connection with an aggregated order.

Cross Trades. Under certain circumstances, the Investment Adviser, on behalf of the Fund, may seek to buy from or sell securities to another fund or account advised by BBH or the Investment Adviser. Subject to applicable law and regulation, BBH or the Investment Adviser may (but is not required to) effect purchases and sales between BBH’s or the Investment Adviser’s clients (“cross trades”), including the Fund, if BBH

40

BBH INCOME FUND
CONFLICTS OF INTEREST (continued) April 30, 2023 (unaudited)

or the Investment Adviser believes such transactions are appropriate based on each party’s investment objectives and guidelines. There may be potential conflicts of interest or regulatory issues relating to these transactions which could limit the Investment Adviser’s decision to engage in these transactions for the Fund. BBH or the Investment Adviser may have a potentially conflicting division of loyalties and responsibilities to the parties in such transactions.

Soft Dollars. The Investment Adviser may direct brokerage transactions and/or payment of a portion of client commissions (“soft dollars”) to specific brokers or dealers or other providers to pay for research or other appropriate services which provide, in the Investment Adviser’s view, appropriate assistance in the investment decision-making process (including with respect to futures, fixed price offerings and over-the-counter transactions). The use of a broker that provides research and securities transaction services may result in a higher commission than that offered by a broker who does not provide such services. The Investment Adviser will determine in good faith whether the amount of commission is reasonable in relation to the value of research and services provided and whether the services provide lawful and appropriate assistance in its investment decision-making responsibilities.

Research or other services obtained in this manner may be used in servicing any or all of the Fund and other accounts managed by the Investment Adviser, including in connection with accounts that do not pay commissions to the broker related to the research or other service arrangements. Such products and services may disproportionately benefit other client accounts relative to the Fund based on the amount of brokerage commissions paid by the Fund and such other accounts. To the extent that the Investment Adviser uses soft dollars, it will not have to pay for those products and services itself.

BBH may receive research that is bundled with the trade execution, clearing, and/or settlement services provided by a particular broker-dealer. To the extent that the Investment Adviser receives research on this basis, many of the same conflicts related to traditional soft dollars may exist. For example, the research effectively will be paid by client commissions that also will be used to pay for the execution, clearing, and settlement services provided by the broker-dealer and will not be paid by the Investment Adviser.

Arrangements regarding compensation and delegation of responsibility may create conflicts relating to selection of brokers or dealers to execute Fund portfolio trades and/or specific uses of commissions from Fund portfolio trades, administration of investment advice and valuation of securities.

Investments in BBH Funds. From time-to-time, BBH may invest a portion of the assets of its discretionary investment advisory clients in the Fund. That investment by BBH on behalf of its discretionary investment advisory clients in the Fund may be significant at times. Increasing the Fund’s assets may enhance investment flexibility and diversification and may contribute to economies of scale that tend to reduce the Fund’s expense ratio. In selecting the Fund for its discretionary investment advisory clients, BBH may limit its selection to funds managed by BBH or the Investment Adviser. BBH may not consider or canvass the universe of unaffiliated investment companies available, even though there may be unaffiliated investment companies that may be more appropriate or that have superior performance. BBH, the Investment Adviser and their affiliates providing services to the Fund benefit from additional fees when the Fund is included as an investment for a discretionary investment advisory client. BBH reserves the right to redeem at any time

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 3	41

BBH INCOME FUND
CONFLICTS OF INTEREST (continued) April 30, 2023 (unaudited)

some or all of the shares of the Fund acquired for its discretionary investment advisory clients’ accounts. A large redemption of shares of the Fund by BBH on behalf of its discretionary investment advisory clients could significantly reduce the asset size of the Fund, which might have an adverse effect on the Fund’s investment flexibility, portfolio diversification and expense ratio.

Valuation. When market quotations are not readily available or are believed by BBH to be unreliable, the Fund’s investments will be valued at fair value by BBH pursuant to procedures adopted by the Fund’s Board of Trustees in accordance with Rule 2a-5 under the 1940 Act. When determining an asset’s “fair value,” BBH seeks to determine the price that a Fund might reasonably expect to receive from the current sale of that asset in an arms-length transaction. The price generally may not be determined based on what the Fund might reasonably expect to receive for selling an asset at a later time or if it holds the asset to maturity. While fair value determinations will be based upon all available factors that BBH deems relevant at the time of the determination and may be based on analytical values determined by BBH using proprietary or third-party valuation models, fair value represents only a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining the Fund’s net asset value. As a result, the Fund’s sale or redemption of its shares at net asset value, at a time when a holding or holdings are valued by BBH (pursuant to Board-adopted procedures) at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

Referral Arrangements. BBH may enter into advisory and/or referral arrangements with third parties. Such arrangements may include compensation paid by BBH to the third party. BBH may pay a solicitation fee for referrals and/or advisory or incentive fees. BBH may benefit from increased amounts of assets under management.

Personal Trading. BBH, including the Investment Adviser, and any of their respective partners, principals, directors, officers, employees, affiliates or agents, face conflicts of interest when transacting in securities for their own accounts because they could benefit by trading in the same securities as the Fund, which could have an adverse effect on the Fund. However, BBH, including the Investment Adviser, has implemented policies and procedures concerning personal trading by BBH Partners and employees. The policies and procedures are intended to prevent BBH Partners and employees with access to Fund material non-public information from trading in the same securities as the Fund.

Gifts and Entertainment. From time to time, employees of BBH, including the Investment Adviser, and any of their respective partners, principals, directors, officers, employees, affiliates or agents, may receive gifts and/or entertainment from clients, intermediaries, or service providers to the Fund or BBH, including the Investment Adviser, which could have the appearance of affecting or may potentially affect the judgment of the employees, or the manner in which they conduct business. BBH, including the Investment Adviser, has implemented policies and procedures concerning gifts and entertainment to mitigate any impact on the judgment of BBH Partners and employees.

42

BBH INCOME FUND
OPERATION AND EFFECTIVENESS OF THE FUND’S LIQUIDITY RISK MANAGEMENT PROGRAM April 30, 2023 (unaudited)

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), to promote effective liquidity risk management throughout the open-end investment company industry in order to reduce the risk that funds will be unable to meet their redemption obligations and mitigate dilution of the interests of fund shareholders.

The Board of Trustees (the “Board”) of BBH Trust has appointed three members of the Brown Brothers Harriman & Co. Mutual Fund Advisory Department, the Investment Adviser to the funds of BBH Trust (the “Funds”), as the Program Administrator for the Fund’s liquidity risk management program (the “Program”). The Board met on March 7, 2023 to review the Program for the Funds pursuant to the Liquidity Rule. The Program Administrator provided the Board with a report (the “Report”) that addressed the operations of the Program and assessed its adequacy and effectiveness for the period from February 1, 2022 through January 31, 2023 (the “Reporting Period”).

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, including the following points.

Liquidity classification. The Report described the Program’s liquidity classification methodology for categorizing the Funds’ investments into one of four liquidity buckets. The Fund classified each of its investments into one of four liquidity categories based on the number of days reasonably needed to sell and convert a reasonably anticipated sized trade of each investment into cash without significantly impacting the price of the investments. The Program Administrator relied on a third-party data provider to facilitate the classification of the Fund’s investments based on criteria in the Fund’s Program. During the Reporting Period, the Fund did not hold more than 15% of its net assets in illiquid investments.

Highly Liquid Investment Minimum. The Report noted that one aspect of the Liquidity Rule is a requirement that funds that are expected to have less than 50% of assets classified as other than “highly liquid” should establish a minimum percentage of highly liquid assets that the fund is expected to hold on an on-going basis. The Program Administrator monitors the percentages of assets in each category on an ongoing basis and, given that the Fund did not approach the 50% threshold, has made the determination that it is not necessary to assign a Highly Liquid Investment Minimum to the Fund as provided for in the Liquidity Rule.

The Fund’s investment strategy and liquidity of portfolio investments during normal and reasonably foreseeable stressed market conditions. During the Reporting Period, the Program Administrator reviewed whether the Fund’s investment strategy is appropriate for an open-end fund structure with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets and factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account.

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 3	43

BBH INCOME FUND
OPERATION AND EFFECTIVENESS OF THE FUND’S LIQUIDITY RISK MANAGEMENT PROGRAM (continued) April 30, 2023 (unaudited)

Short-term and long-term cash flow projections during normal and reasonably foreseeable stressed market conditions. During the Reporting Period, the Program Administrator reviewed historical redemption activity and used this information as a component to establish the Fund’s reasonably anticipated trading size. The Program Administrator also took into consideration other factors such as shareholder ownership concentration, applicable distribution channels and the degree of certainty associated with the Fund’s short-term and long-term cash flow projections.

Holdings of cash and cash equivalents. The Program Administrator considered the degree to which the Fund held cash and cash equivalents as a component of each Fund’s ability to meet redemption requests.

There were no material changes to the Program during the Reporting Period. The Program Administrator has informed the Board that it believes that the Fund’s Program is adequately designed, has been implemented as intended, and has operated effectively since its implementation. No material exceptions have been noted since the implementation of the Program, and there were no liquidity events that impacted the Fund or its ability to meet redemption requests on a timely basis during the Reporting Period.

44

Administrator
Brown Brothers Harriman & Co.
140 Broadway
New York, NY 10005

Distributor
Alps Distributors, Inc.
1290 Broadway, Suite 1000
Denver, Co 80203

Shareholder Servicing Agent
Brown Brothers Harriman & Co.
140 Broadway
New York, NY 10005
1-800-575-1265

To obtain information or make shareholder inquiries:

Investment Adviser Brown Brothers Harriman Mutual Fund Advisory Department 140 Broadway New York, NY 10005
By telephone: By E-mail send your request to: On the internet:	Call 1-800-575-1265 bbhfunds@bbh.com www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund.

For more complete information, visit www.bbhfunds.com for a prospectus. You should consider the Fund’s investment objectives, risks, charges and expenses carefully before you invest. Information about these and other important subjects is in the Fund’s prospectus, which you should read carefully before investing.

Holdings and allocations are subject to change. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available electronically on the SEC’s website (sec.gov). For a complete list of a fund’s portfolio holdings, view the most recent holdings listing, semi-annual report, or annual report on the Fund’s website at http://www.bbhfunds.com.

A summary of the Fund’s Proxy Voting Policy that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio, as well as a record of how the Fund voted any such proxies during the most recent 12-month period ended June 30, is available, without charge, upon request by calling the toll-free number listed above. This information is also available on the SEC’s website at www.sec.gov.

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

Semi-Annual Report

APRIL 30, 2023

BBH Intermediate Municipal Bond Fund

BBH INTERMEDIATE MUNICIPAL BOND FUND
PORTFOLIO OF ALLOCATION April 30, 2023 (unaudited)

BREAKDOWN BY SECURITY TYPE

	U.S. $ Value	Percent of Net Assets
Municipal Bonds	$737,725,780	99.9%
Cash and Other Assets in Excess of Liabilities	586,352	0.1
NET ASSETS	$738,312,132	100.0%

All data as of April 30, 2023. The BBH Intermediate Municipal Bond Fund’s (the “Fund”) breakdown by security type is expressed as a percentage of net assets and may vary over time.

CREDIT QUALITY

	U.S. $ Value	Percent of Total Investments
AAA	$146,218,025	19.8%
AA	336,644,932	45.6
A	194,396,544	26.4
BBB	60,466,279	8.2
TOTAL INVESTMENTS	$737,725,780	100.0%

All data as of April 30, 2023. The Fund’s credit quality is expressed as a percentage of total investments and may vary over time. Ratings are provided by Standard and Poor’s (S&P). Where S&P ratings are not available, they are substituted with Moody’s. S&P and Moody’s are independent third parties.

The accompanying notes are an integral part of these financial statements.

2

BBH INTERMEDIATE MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS April 30, 2023 (unaudited)
Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (99.9%)
	Arizona (3.0%)
$2,000,000	Coconino County Pollution Control Corp., Revenue Bonds[1,2]	09/01/32	4.125%	$2,020,824
3,000,000	County of Yavapai Industrial Development Authority, Revenue Bonds	06/01/27	1.300	2,667,445
3,800,000	Salt Verde Financial Corp., Revenue Bonds	12/01/28	5.250	4,013,773
3,000,000	Salt Verde Financial Corp., Revenue Bonds	12/01/32	5.000	3,188,079
10,000,000	Salt Verde Financial Corp., Revenue Bonds	12/01/37	5.000	10,363,267
	Total Arizona			22,253,388

	California (8.3%)
9,550,000	Allan Hancock Joint Community College District, General Obligation Bonds[3]	08/01/42	0.000	7,677,855
3,270,000	Anaheim Public Financing Authority, Revenue Bonds, AGM[3]	09/01/30	0.000	2,573,909
1,000,000	Antelope Valley Community College District, General Obligation Bonds[3]	08/01/32	0.000	744,932
1,000,000	Antelope Valley Community College District, General Obligation Bonds[3]	08/01/34	0.000	665,047
1,000,000	Antelope Valley Community College District, General Obligation Bonds[3]	08/01/36	0.000	582,995
1,000,000	Antelope Valley Community College District, General Obligation Bonds[3]	08/01/38	0.000	512,941
2,000,000	Center Joint Unified School District, General Obligation Bonds, BAM[3]	08/01/31	0.000	1,542,999
1,040,000	Chaffey Joint Union High School District, General Obligation Bonds[3]	08/01/33	0.000	738,167
1,000,000	Chaffey Joint Union High School District, General Obligation Bonds[3]	02/01/34	0.000	694,579
1,000,000	Chaffey Joint Union High School District, General Obligation Bonds[3]	08/01/39	0.000	506,613
1,500,000	Chaffey Joint Union High School District, General Obligation Bonds[3]	08/01/40	0.000	715,752
1,000,000	Chaffey Joint Union High School District, General Obligation Bonds[3]	08/01/42	0.000	429,434
1,785,000	Chaffey Joint Union High School District, General Obligation Bonds[3]	08/01/43	0.000	725,913
1,000,000	Chaffey Joint Union High School District, General Obligation Bonds[3]	08/01/44	0.000	384,743
1,450,000	Chino Valley Unified School District, General Obligation Bonds[3]	08/01/34	0.000	975,582
2,200,000	Chino Valley Unified School District, General Obligation Bonds[3]	08/01/35	0.000	1,402,597
1,015,000	Downey Unified School District, General Obligation Bonds[3]	08/01/33	0.000	722,604

The accompanying notes are an integral part of these financial statements.

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 3	3

BBH INTERMEDIATE MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS (continued) April 30, 2023 (unaudited)
Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	California (continued)
$1,000,000	Downey Unified School District, General Obligation Bonds[3]	08/01/35	0.000%	$648,538
5,240,000	Glendale Community College District, General Obligation Bonds[3]	08/01/36	0.000	3,136,572
1,900,000	Glendale Community College District, General Obligation Bonds[3]	08/01/37	0.000	1,073,385
1,000,000	Grossmont Healthcare District, General Obligation Bonds, AMBAC[3]	07/15/30	0.000	800,595
1,110,000	Lake Tahoe Unified School District, General Obligation Bonds, NPFG[3]	08/01/30	0.000	892,297
2,000,000	Lake Tahoe Unified School District, General Obligation Bonds, AGM[3]	08/01/45	0.000	1,611,011
755,000	Long Beach Bond Finance Authority, Revenue Bonds (3-Month USD-LIBOR + 1.450%)[2]	11/15/27	4.709	746,743
8,365,000	Northern California Gas Authority No 1, Revenue Bonds (3-Month USD-LIBOR + 0.720%)[2]	07/01/27	4.188	8,305,040
1,310,000	Palmdale Elementary School District, General Obligation Bonds, AGM[3]	08/01/36	0.000	802,707
975,000	Placer Union High School District, General Obligation Bonds, AGM[3]	08/01/30	0.000	772,118
6,300,000	Rio Hondo Community College District, General Obligation Bonds[3]	08/01/36	0.000	3,855,328
13,000,000	Rio Hondo Community College District, General Obligation Bonds[3]	08/01/43	0.000	5,026,163
1,035,000	Roseville Joint Union High School District, General Obligation Bonds[3]	08/01/33	0.000	705,987
6,620,000	Rowland Unified School District, General Obligation Bonds[3]	08/01/34	0.000	4,296,428
3,000,000	San Diego Unified School District, General Obligation Bonds[3]	07/01/36	0.000	1,774,485
3,000,000	San Diego Unified School District, General Obligation Bonds[3]	07/01/37	0.000	1,689,020
1,975,000	San Mateo Union High School District, General Obligation Bonds[3]	09/01/41	0.000	1,921,415
1,095,000	Santa Rita Union School District, General Obligation Bonds, AGM[3]	08/01/33	0.000	768,263
1,040,000	Windsor Unified School District, General Obligation Bonds[3]	08/01/33	0.000	724,174
	Total California			61,146,931
	Colorado (1.4%)
3,000,000	City & County of Denver Airport System Revenue, Revenue Bonds	11/15/36	5.750	3,713,811

The accompanying notes are an integral part of these financial statements.

4

BBH INTERMEDIATE MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS (continued) April 30, 2023 (unaudited)
Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	Colorado (continued)
$1,750,000	Colorado Health Facilities Authority, Revenue Bonds	01/01/38	4.000%	$1,771,047
2,620,000	Colorado Health Facilities Authority, Revenue Bonds	11/15/43	4.000	2,530,932
589,962	Colorado Housing & Finance Authority, Revenue Bonds, GNMA	11/01/48	4.200	584,288
3,700,000	E-470 Public Highway Authority, Revenue Bonds, NPFG[3]	09/01/35	0.000	2,080,665
	Total Colorado			10,680,743

	Connecticut (3.1%)
165,000	Connecticut Housing Finance Authority, Revenue Bonds	05/15/30	2.000	151,987
450,000	Connecticut Housing Finance Authority, Revenue Bonds	11/15/30	2.050	413,745
400,000	Connecticut Housing Finance Authority, Revenue Bonds	05/15/31	2.100	368,606
2,385,000	Connecticut Housing Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	05/15/42	4.250	2,390,455
6,335,000	Connecticut Housing Finance Authority, Revenue Bonds	11/15/45	3.500	6,240,695
3,800,000	Connecticut State Health & Educational Facilities Authority, Revenue Bonds[1,2]	07/01/35	0.375	3,654,061
10,000,000	Connecticut State Health & Educational Facilities Authority, Revenue Bonds[1,2]	07/01/49	1.100	9,586,076
	Total Connecticut			22,805,625

	District of Columbia (0.6%)
2,840,000	Metropolitan Washington Airports Authority Aviation Revenue, Revenue Bonds	10/01/31	5.000	2,979,562
1,170,000	Metropolitan Washington Airports Authority Aviation Revenue, Revenue Bonds	10/01/34	5.000	1,273,667
	Total District of Columbia			4,253,229

	Florida (4.9%)
7,500,000	City of South Miami Health Facilities Authority, Inc., Revenue Bonds	08/15/42	5.000	7,717,350
1,845,000	County of Broward Airport System Revenue, Revenue Bonds	10/01/27	5.000	1,971,040
3,050,000	County of Broward Airport System Revenue, Revenue Bonds	10/01/31	5.000	3,334,438
2,300,000	County of Broward Convention Center Hotel Revenue, Revenue Bonds	01/01/41	4.000	2,266,104
The accompanying notes are an integral part of these financial statements.

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 3	5

BBH INTERMEDIATE MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS (continued) April 30, 2023 (unaudited)
Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	Florida (continued)
$3,000,000	Florida Housing Finance Corp., Revenue Bonds, FHLMC, FNMA, GNMA	01/01/54	5.500%	$3,202,807
1,920,000	Greater Orlando Aviation Authority, Revenue Bonds	10/01/32	5.000	2,160,294
2,500,000	Greater Orlando Aviation Authority, Revenue Bonds	10/01/36	5.000	2,679,739
5,850,000	Greater Orlando Aviation Authority, Revenue Bonds	10/01/36	5.000	6,115,974
3,275,000	Greater Orlando Aviation Authority, Revenue Bonds	10/01/38	5.000	3,476,944
3,275,000	Hillsborough County Aviation Authority, Revenue Bonds	10/01/36	4.000	3,305,534
	Total Florida			36,230,224
	Georgia (2.9%)
6,000,000	Bartow County Development Authority, Revenue Bonds[1,2]	12/01/32	3.950	6,037,255
5,000,000	Development Authority of Burke County, Revenue Bonds[1,2]	01/01/40	1.500	4,734,268
2,800,000	Development Authority of Burke County, Revenue Bonds[1,2]	11/01/45	3.250	2,763,624
650,000	Development Authority of Burke County, Revenue Bonds[1,2]	12/01/49	1.700	629,648
1,000,000	Georgia Municipal Electric Authority, Revenue Bonds	01/01/33	5.000	1,083,051
500,000	Georgia Municipal Electric Authority, Revenue Bonds	01/01/34	5.000	540,500
1,750,000	Monroe County Development Authority, Revenue Bonds	07/01/25	2.250	1,673,903
3,850,000	Monroe County Development Authority, Revenue Bonds[1,2]	01/01/39	1.500	3,645,387
	Total Georgia			21,107,636
	Hawaii (0.2%)
1,600,000	State of Hawaii Airports System Revenue, Revenue Bonds	07/01/32	5.000	1,763,570
	Total Hawaii			1,763,570
	Illinois (3.1%)
5,600,000	Illinois Finance Authority, Revenue Bonds[2,4]	05/01/23	3.700	5,600,000
3,130,000	Illinois Finance Authority, Revenue Bonds	07/15/32	3.000	3,087,424
3,915,000	Illinois Finance Authority, Revenue Bonds	02/15/36	5.000	4,159,095
3,470,000	Illinois Finance Authority, Revenue Bonds	08/15/36	4.000	3,475,728

The accompanying notes are an integral part of these financial statements.

6

BBH INTERMEDIATE MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS (continued) April 30, 2023 (unaudited)
Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	Illinois (continued)
$6,000,000	Illinois Housing Development Authority, Revenue Bonds, FHLMC, FNMA, GNMA	04/01/53	5.250%	$6,445,675
	Total Illinois			22,767,922

	Indiana (1.8%)
3,000,000	Indiana Finance Authority, Revenue Bonds	11/01/43	5.000	3,119,752
2,850,000	Indiana Housing & Community Development Authority, Revenue Bonds	01/01/49	3.750	2,829,637
7,000,000	Indiana Housing & Community Development Authority, Revenue Bonds, FHLMC, FNMA, GNMA	07/01/52	4.750	7,264,986
	Total Indiana			13,214,375

	Iowa (1.5%)
255,000	Iowa Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	07/01/46	4.000	254,124
690,000	Iowa Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/49	3.500	679,749
4,725,000	Iowa Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/50	3.750	4,686,642
5,385,000	Iowa Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/52	3.000	5,201,009
	Total Iowa			10,821,524

	Kentucky (2.4%)
5,000,000	County of Trimble, Revenue Bonds	11/01/27	1.350	4,530,858
7,355,000	Kentucky Public Energy Authority, Revenue Bonds[1,2]	12/01/49	4.000	7,365,771
6,500,000	Kentucky Public Energy Authority, Revenue Bonds (SOFR + 1.200%)[2]	08/01/52	4.423	6,188,243
	Total Kentucky			18,084,872

	Louisiana (0.7%)
5,500,000	Louisiana Public Facilities Authority, Revenue Bonds, NPFG (3-Month USD-LIBOR + 0.700%)[2]	02/15/36	3.959	5,322,435
	Total Louisiana			5,322,435

	Massachusetts (1.3%)
1,500,000	Commonwealth of Massachusetts, General Obligation Bonds, AGC (3-Month USD-LIBOR + 0.570%)[2]	05/01/37	4.120	1,462,292
2,525,000	Commonwealth of Massachusetts, General Obligation Bonds, NPFG (3-Month USD-LIBOR + 0.570%)[2]	05/01/37	4.120	2,461,524

The accompanying notes are an integral part of these financial statements.

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 3	7

BBH INTERMEDIATE MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS (continued) April 30, 2023 (unaudited)
Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	Massachusetts (continued)
$5,000,000	Massachusetts Clean Water Trust, Revenue Bonds (U.S. Consumer Price Index + 0.990%)[2]	08/01/23	2.688%	$5,043,381
370,000	Massachusetts Housing Finance Agency, Revenue Bonds	06/01/34	3.300	362,948
485,000	Massachusetts Housing Finance Agency, Revenue Bonds	12/01/36	3.450	465,137
	Total Massachusetts			9,795,282

	Michigan (0.4%)
65,000	Detroit City School District, General Obligation Bonds, BHAC, FGIC	05/01/25	5.250	66,516
3,325,000	Michigan Finance Authority, Revenue Bonds	04/15/42	4.000	3,237,907
	Total Michigan			3,304,423

	Minnesota (3.1%)
1,400,000	Becker Independent School District No 726, General Obligation Bonds[3]	02/01/32	0.000	1,056,488
3,420,000	Becker Independent School District No 726, General Obligation Bonds[3]	02/01/34	0.000	2,399,328
2,770,000	Becker Independent School District No 726, General Obligation Bonds[3]	02/01/35	0.000	1,847,683
2,000,000	Becker Independent School District No 726, General Obligation Bonds[3]	02/01/36	0.000	1,261,340
1,300,000	Duluth Independent School District No 709, General Obligation Bonds[3]	02/01/31	0.000	989,430
1,050,000	Duluth Independent School District No 709, General Obligation Bonds[3]	02/01/32	0.000	767,550
1,035,000	Duluth Independent School District No 709, General Obligation Bonds[3]	02/01/33	0.000	725,325
1,000,000	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	07/01/36	5.350	1,060,553
718,706	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	03/01/47	2.930	668,344
572,781	Minnesota Housing Finance Agency, Revenue Bonds, FHA, FHLMC, FNMA, GNMA	01/01/49	3.600	552,265
1,498,078	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	03/01/49	3.450	1,439,837
644,039	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	06/01/49	3.150	615,061
3,351,209	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/50	2.470	2,900,351
1,595,000	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/50	3.750	1,588,275

The accompanying notes are an integral part of these financial statements.

8

BBH INTERMEDIATE MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS (continued) April 30, 2023 (unaudited)
Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	Minnesota (continued)
$1,735,000	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/51	3.000%	$1,685,507
3,465,000	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	07/01/53	5.000	3,628,805
	Total Minnesota			23,186,142

	Mississippi (0.1%)
1,000,000	Mississippi Business Finance Corp., Revenue Bonds[1,2]	03/01/27	2.200	979,586
	Total Mississippi			979,586

	Missouri (1.3%)
2,920,000	Missouri Housing Development Commission, Revenue Bonds, FHLMC, FNMA, GNMA	11/01/52	4.750	3,015,595
6,000,000	Missouri Housing Development Commission, Revenue Bonds, FHLMC, FNMA, GNMA	05/01/53	5.750	6,481,983
	Total Missouri			9,497,578

	Montana (0.9%)
785,000	Montana Board of Housing, Revenue Bonds	12/01/43	4.000	782,337
2,240,000	Montana Board of Housing, Revenue Bonds	12/01/51	3.000	2,170,999
1,985,000	Montana Board of Housing, Revenue Bonds	06/01/52	3.000	1,920,798
1,620,000	Montana Board of Housing, Revenue Bonds	12/01/52	5.000	1,689,740
	Total Montana			6,563,874

	Nebraska (2.1%)
1,560,000	Central Plains Energy Project, Revenue Bonds[1,2]	03/01/50	5.000	1,571,419
11,150,000	Central Plains Energy Project, Revenue Bonds[1,2]	05/01/53	5.000	11,671,851
1,990,000	Nebraska Investment Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	09/01/49	4.000	1,971,038
	Total Nebraska			15,214,308

	Nevada (0.3%)
2,000,000	County of Clark, Revenue Bonds[1,2]	01/01/36	3.750	2,015,535
	Total Nevada			2,015,535

	New Hampshire (0.1%)
1,000,000	New Hampshire Business Finance Authority, Revenue Bonds	08/01/24	3.125	987,745
	Total New Hampshire			987,745

The accompanying notes are an integral part of these financial statements.

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 3	9

BBH INTERMEDIATE MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS (continued) April 30, 2023 (unaudited)
Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	New Jersey (4.1%)
$3,830,000	New Jersey Economic Development Authority, Revenue Bonds (SIFMA Municipal Swap Index Yield + 1.550%)[2]	09/01/27	5.410%	$3,829,895
4,000,000	New Jersey Economic Development Authority, Revenue Bonds[5]	06/15/34	5.000	4,381,618
3,000,000	New Jersey Economic Development Authority, Revenue Bonds[5]	06/15/35	5.000	3,251,777
2,000,000	New Jersey Economic Development Authority, Revenue Bonds[5]	06/15/36	5.250	2,183,540
11,590,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds[3]	12/15/31	0.000	8,541,126
3,535,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds, AGM[3]	12/15/33	0.000	2,430,546
1,365,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds[3]	12/15/34	0.000	883,211
5,000,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds[3]	12/15/34	0.000	3,235,206
1,750,000	Township of Ewing, General Obligation Bonds	08/01/29	2.000	1,635,390
	Total New Jersey			30,372,309

	New Mexico (1.5%)
8,600,000	City of Farmington, Revenue Bonds	04/01/29	1.800	7,377,262
1,105,000	New Mexico Mortgage Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/49	4.000	1,101,652
2,415,000	New Mexico Mortgage Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/51	3.500	2,379,827
	Total New Mexico			10,858,741

	New York (6.8%)
860,000	City of New York, General Obligation Bonds	08/01/37	4.000	884,285
9,230,000	Metropolitan Transportation Authority, Revenue Bonds (SOFR + 0.330%)[2]	11/01/35	3.553	9,139,854
10,000,000	New York City Municipal Water Finance Authority, Revenue Bonds[2,4]	05/01/23	3.650	10,000,000
3,300,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds[2,4]	05/01/23	3.650	3,300,000
10,000,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds[2,4]	05/01/23	3.650	10,000,000

The accompanying notes are an integral part of these financial statements.

10

BBH INTERMEDIATE MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS (continued) April 30, 2023 (unaudited)
Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	New York (continued)
$750,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds	02/01/38	4.000%	$760,285
5,655,000	Port Authority of New York & New Jersey, Revenue Bonds	10/01/31	2.000	4,850,312
1,320,000	Port Authority of New York & New Jersey, Revenue Bonds	10/15/34	5.000	1,490,295
1,500,000	Port Authority of New York & New Jersey, Revenue Bonds	07/15/35	5.000	1,657,416
2,105,000	Port Authority of New York & New Jersey, Revenue Bonds	04/01/36	5.000	2,162,681
1,395,000	Port Authority of New York & New Jersey, Revenue Bonds	08/01/36	5.000	1,553,435
2,725,000	Triborough Bridge & Tunnel Authority, Revenue Bonds[3]	11/15/30	0.000	2,138,104
3,500,000	Triborough Bridge & Tunnel Authority, Revenue Bonds[3]	11/15/36	0.000	2,057,287
	Total New York			49,993,954

	North Carolina (3.7%)
10,300,000	Charlotte-Mecklenburg Hospital Authority, Revenue Bonds[2,4]	05/01/23	3.700	10,300,000
1,200,000	Charlotte-Mecklenburg Hospital Authority, Revenue Bonds	01/15/37	4.000	1,214,292
475,000	North Carolina Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	07/01/23	2.800	473,961
2,000,000	North Carolina Housing Finance Agency, Revenue Bonds	07/01/47	4.000	1,992,150
4,790,000	North Carolina Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	07/01/48	4.000	4,778,972
4,020,000	North Carolina Housing Finance Agency, Revenue Bonds, FNMA, GNMA	01/01/50	4.000	4,014,910
2,185,000	North Carolina Housing Finance Agency, Revenue Bonds	07/01/50	4.000	2,181,400
2,120,000	Raleigh Durham Airport Authority, Revenue Bonds	05/01/34	5.000	2,336,703
	Total North Carolina			27,292,388

	North Dakota (2.0%)
890,000	North Dakota Housing Finance Agency, Revenue Bonds	01/01/49	4.250	892,113
3,050,000	North Dakota Housing Finance Agency, Revenue Bonds	07/01/49	4.250	3,059,479

The accompanying notes are an integral part of these financial statements.

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 3	11

BBH INTERMEDIATE MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS (continued) April 30, 2023 (unaudited)
Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	North Dakota (continued)
$3,975,000	North Dakota Housing Finance Agency, Revenue Bonds	01/01/53	4.000%	$3,990,480
6,200,000	North Dakota Housing Finance Agency, Revenue Bonds	07/01/53	5.750	6,698,378
	Total North Dakota			14,640,450

	Ohio (2.2%)
10,000,000	County of Franklin, Revenue Bonds[2,4]	05/01/23	3.700	10,000,000
6,285,000	Ohio Air Quality Development Authority, Revenue Bonds[1,2]	11/01/39	4.250	6,294,384
	Total Ohio			16,294,384

	Oklahoma (0.7%)
2,990,000	Oklahoma Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	09/01/49	4.000	2,984,508
2,545,000	Oklahoma Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	09/01/50	3.250	2,487,796
	Total Oklahoma			5,472,304

	Oregon (4.7%)
3,150,000	Clackamas & Washington Counties School District No 3, General Obligation Bonds[3]	06/15/36	0.000	1,822,491
1,445,000	Multnomah & Clackamas Counties School District No 10JT Gresham-Barlow, General Obligation Bonds[3]	06/15/32	0.000	1,049,305
2,250,000	Multnomah County School District No 40, General Obligation Bonds[3]	06/15/38	0.000	1,165,148
21,000,000	Multnomah County School District No 40, General Obligation Bonds[3]	06/15/43	0.000	8,065,371
12,000,000	Multnomah County School District No 7 Reynolds, General Obligation Bonds[3]	06/15/35	0.000	7,128,818
2,000,000	Port of Portland or Airport Revenue, Revenue Bonds	07/01/36	5.000	2,210,025
1,000,000	Salem-Keizer School District No 24J, General Obligation Bonds[3]	06/15/33	0.000	710,059
1,045,000	Salem-Keizer School District No 24J, General Obligation Bonds[3]	06/15/35	0.000	672,907
3,750,000	Washington & Multnomah Counties School District No 48J Beaverton, General Obligation Bonds[3]	06/15/31	0.000	2,782,030
2,225,000	Washington & Multnomah Counties School District No 48J Beaverton, General Obligation Bonds[3]	06/15/33	0.000	1,501,189
The accompanying notes are an integral part of these financial statements.

12

BBH INTERMEDIATE MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS (continued) April 30, 2023 (unaudited)
Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	Oregon (continued)
$3,250,000	Washington & Multnomah Counties School District No 48J Beaverton, General Obligation Bonds[3]	06/15/34	0.000%	$2,088,548
2,000,000	Washington & Multnomah Counties School District No 48J Beaverton, General Obligation Bonds[3]	06/15/37	0.000	1,098,934
1,500,000	Washington Clackamas & Yamhill Counties School District No 88J, General Obligation Bonds[3]	06/15/31	0.000	1,134,453
1,055,000	Washington Clackamas & Yamhill Counties School District No 88J, General Obligation Bonds[3]	06/15/33	0.000	730,518
4,800,000	Washington Clackamas & Yamhill Counties School District No 88J, General Obligation Bonds[3]	06/15/40	0.000	2,210,894
	Total Oregon			34,370,690

	Other Territory (0.1%)
935,000	FHLMC Multifamily VRD Certificates, Revenue Bonds	05/15/27	2.304	879,950
	Total Other Territory			879,950

	Pennsylvania (3.9%)
5,780,000	Bethlehem Area School District Authority, Revenue Bonds (SOFR + 0.350%)[2]	07/01/31	3.566	5,625,315
1,000,000	New Kensington-Arnold School District, General Obligation Bonds, BAM	05/15/28	2.500	980,279
10,700,000	Pennsylvania Economic Development Financing Authority, Revenue Bonds[1,2]	08/01/37	0.580	10,241,493
1,090,000	School District of Philadelphia, General Obligation Bonds	09/01/34	5.000	1,230,045
2,500,000	School District of Philadelphia, General Obligation Bonds	09/01/34	5.000	2,607,153
1,470,000	School District of Philadelphia, General Obligation Bonds	09/01/36	4.000	1,478,717
6,255,000	State Public School Building Authority, Revenue Bonds, AGM	06/01/33	5.000	6,613,629
	Total Pennsylvania			28,776,631

	South Carolina (1.1%)
850,000	South Carolina State Housing Finance & Development Authority, Revenue Bonds	07/01/34	2.650	767,603
7,275,000	South Carolina State Housing Finance & Development Authority, Revenue Bonds	01/01/52	4.000	7,319,000
	Total South Carolina			8,086,603

The accompanying notes are an integral part of these financial statements.

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 3	13

BBH INTERMEDIATE MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS (continued) April 30, 2023 (unaudited)
Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	South Dakota (2.5%)
$1,500,000	South Dakota Housing Development Authority, Revenue Bonds, FHLMC, FNMA, GNMA	11/01/32	3.400%	$1,503,117
140,000	South Dakota Housing Development Authority, Revenue Bonds	11/01/44	4.000	139,608
2,325,000	South Dakota Housing Development Authority, Revenue Bonds	11/01/46	3.500	2,301,836
1,690,000	South Dakota Housing Development Authority, Revenue Bonds	11/01/48	4.500	1,703,255
2,570,000	South Dakota Housing Development Authority, Revenue Bonds	11/01/49	4.000	2,567,541
4,845,000	South Dakota Housing Development Authority, Revenue Bonds	11/01/50	3.750	4,810,276
4,960,000	South Dakota Housing Development Authority, Revenue Bonds	05/01/53	5.000	5,173,527
	Total South Dakota			18,199,160

	Tennessee (2.4%)
1,200,000	Metropolitan Nashville Airport Authority, Revenue Bonds	07/01/34	5.250	1,366,528
1,125,000	Metropolitan Nashville Airport Authority, Revenue Bonds	07/01/35	5.250	1,269,556
4,000,000	New Memphis Arena Public Building Authority, Revenue Bonds[3]	04/01/29	0.000	3,631,117
1,750,000	New Memphis Arena Public Building Authority, Revenue Bonds[3]	04/01/33	0.000	1,183,556
3,000,000	New Memphis Arena Public Building Authority, Revenue Bonds[3]	04/01/35	0.000	1,827,012
1,000,000	Tennessee Energy Acquisition Corp., Revenue Bonds	11/01/28	5.000	1,049,619
1,335,000	Tennessee Housing Development Agency, Revenue Bonds	01/01/43	4.000	1,331,553
1,180,000	Tennessee Housing Development Agency, Revenue Bonds	07/01/48	4.000	1,176,107
1,540,000	Tennessee Housing Development Agency, Revenue Bonds	07/01/49	4.250	1,543,280
3,000,000	Tennessee Housing Development Agency, Revenue Bonds	01/01/53	5.000	3,125,548
	Total Tennessee			17,503,876

	Texas (14.2%)
1,120,000	City of Houston Airport System Revenue, Revenue Bonds	07/01/24	5.000	1,134,074
1,170,000	City of Houston Airport System Revenue, Revenue Bonds	07/01/25	5.000	1,206,046

The accompanying notes are an integral part of these financial statements.

14

BBH INTERMEDIATE MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS (continued) April 30, 2023 (unaudited)
Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	Texas (continued)
$2,000,000	City of Houston Airport System Revenue, Revenue Bonds	07/01/31	5.000%	$2,206,202
3,720,000	Fort Bend Independent School District, General Obligation Bonds[1,2]	08/01/51	0.720	3,383,547
1,750,000	Goose Creek Consolidated Independent School District, General Obligation Bonds[1,2]	02/15/35	0.600	1,618,989
2,000,000	Harris County Cultural Education Facilities Finance Corp., Revenue Bonds	10/01/37	4.000	2,031,460
1,030,000	Little Elm Independent School District, General Obligation Bonds[1,2]	08/15/48	0.680	977,171
1,025,000	Love Field Airport Modernization Corp., Revenue Bonds	11/01/25	5.000	1,062,518
1,500,000	Love Field Airport Modernization Corp., Revenue Bonds	11/01/34	5.000	1,561,042
1,000,000	Love Field Airport Modernization Corp., Revenue Bonds	11/01/35	5.000	1,035,917
5,900,000	Medina Valley Independent School District, General Obligation Bonds[1,2]	02/15/51	0.820	5,412,284
7,800,000	Northside Independent School District, General Obligation Bonds[1,2]	06/01/50	0.700	7,353,544
5,000,000	Northside Independent School District, General Obligation Bonds[1,2]	06/01/52	2.000	4,744,680
3,400,000	Permanent University Fund – University of Texas System, Revenue Bonds	07/01/41	4.000	3,443,027
520,000	Texas Department of Housing & Community Affairs, Revenue Bonds, GNMA	09/01/35	2.150	465,458
2,030,000	Texas Department of Housing & Community Affairs, Revenue Bonds, GNMA	07/01/37	2.150	1,616,657
780,000	Texas Department of Housing & Community Affairs, Revenue Bonds, GNMA	07/01/37	4.400	808,204
1,575,000	Texas Department of Housing & Community Affairs, Revenue Bonds, GNMA	01/01/38	4.300	1,609,260
9,241,175	Texas Department of Housing & Community Affairs, Revenue Bonds, FHLMC, FNMA, GNMA	09/01/47	2.835	8,617,421
1,265,000	Texas Department of Housing & Community Affairs, Revenue Bonds, GNMA	03/01/50	4.000	1,265,941
1,855,000	Texas Department of Housing & Community Affairs, Revenue Bonds, GNMA	03/01/51	3.500	1,827,458
2,500,000	Texas Department of Housing & Community Affairs, Revenue Bonds, GNMA	01/01/53	5.750	2,704,402

The accompanying notes are an integral part of these financial statements.

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 3	15

BBH INTERMEDIATE MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS (continued) April 30, 2023 (unaudited)
Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	Texas (continued)
$3,500,000	Texas Department of Housing & Community Affairs, Revenue Bonds, GNMA	03/01/53	6.000%	$3,880,160
11,805,000	Texas Municipal Gas Acquisition & Supply Corp. I, Revenue Bonds (3-Month USD-LIBOR + 0.700%)[2]	12/15/26	3.960	11,733,207
8,425,000	Texas Municipal Gas Acquisition & Supply Corp. I, Revenue Bonds	12/15/26	6.250	8,801,524
10,745,000	Texas Municipal Gas Acquisition & Supply Corp. II, Revenue Bonds (3-Month USD-LIBOR + 0.690%)[2]	09/15/27	3.902	10,591,315
10,865,000	Texas Municipal Gas Acquisition & Supply Corp. II, Revenue Bonds (3-Month USD-LIBOR + 0.870%)[2]	09/15/27	4.130	10,772,483
3,300,000	Texas Municipal Gas Acquisition & Supply Corp. II, Revenue Bonds (SIFMA Municipal Swap Index Yield + 0.550%)[2]	09/15/27	4.410	3,248,365
	Total Texas			105,112,356

	Virginia (1.4%)
2,750,000	Amelia County Industrial Development Authority, Revenue Bonds	04/01/27	1.450	2,471,315
8,700,000	Wise County Industrial Development Authority, Revenue Bonds[1,2]	10/01/40	0.750	7,982,837
	Total Virginia			10,454,152

	Washington (2.0%)
1,590,000	Port of Seattle, Revenue Bonds	06/01/25	3.450	1,568,399
1,500,000	Port of Seattle, Revenue Bonds	06/01/26	3.600	1,493,225
425,000	Port of Seattle, Revenue Bonds	06/01/27	3.750	424,996
5,050,000	Port of Seattle, Revenue Bonds	08/01/34	5.000	5,652,926
1,415,000	Port of Seattle, Revenue Bonds	08/01/35	5.000	1,569,110
3,000,000	Port of Seattle, Revenue Bonds	04/01/39	5.000	3,149,997
20,000	Washington State Housing Finance Commission, Revenue Bonds	06/01/44	3.500	19,950
555,000	Washington State Housing Finance Commission, Revenue Bonds, FHLMC, FNMA, GNMA	12/01/47	4.000	554,079
	Total Washington			14,432,682

The accompanying notes are an integral part of these financial statements.

16

BBH INTERMEDIATE MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS (continued) April 30, 2023 (unaudited)
Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
	Wisconsin (2.2%)
$300,000	County of Milwaukee Airport Revenue, Revenue Bonds	12/01/28	5.250%	$302,394
5,000,000	Public Finance Authority, Revenue Bonds[1,2]	10/01/46	3.700	5,115,827
5,500,000	University of Wisconsin Hospitals & Clinics, Revenue Bonds[2,4]	05/01/23	3.550	5,500,000
3,000,000	Wisconsin Health & Educational Facilities Authority, Revenue Bonds	08/15/36	4.000	3,039,643
2,500,000	Wisconsin Health & Educational Facilities Authority, Revenue Bonds	11/15/43	4.000	2,391,868
	Total Wisconsin			16,349,732

	Wyoming (0.9%)
2,395,000	Wyoming Community Development Authority, Revenue Bonds	12/01/34	3.500	2,329,191
1,915,000	Wyoming Community Development Authority, Revenue Bonds	12/01/48	4.000	1,910,934
1,180,000	Wyoming Community Development Authority, Revenue Bonds	12/01/49	3.750	1,171,183
1,260,000	Wyoming Community Development Authority, Revenue Bonds, FHLMC, FNMA, GNMA	06/01/50	3.000	1,227,163
	Total Wyoming			6,638,471
	Total Municipal Bonds (Identified cost $749,216,027)			737,725,780
TOTAL INVESTMENTS (Identified cost $749,216,027)[6]	99.9%	$737,725,780
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES	0.1%	586,352
NET ASSETS	100.00%	$738,312,132

____________

1       This variable rate security is based on a predetermined schedule and the rate at period end also represents the reference rate at period end.

2  Variable rate instrument. Interest rates change on specific dates (such as coupon or interest payment date). The yield shown represents the April 30, 2023 coupon or interest rate.

3       Security issued with zero coupon. Income is recognized through accretion of discount.

4  Variable rate demand note. The maturity date reflects the demand repayment dates. Interest rates change on specific dates (such as coupon or interest payment date). The yield shown represents the coupon or interest rate as of April 30, 2023.

5       Represent a security purchased on a when-issued basis.

6  The aggregate cost for federal income tax purposes is $749,216,027, the aggregate gross unrealized appreciation is $6,528,677 and the aggregate gross unrealized depreciation is $18,018,924, resulting in net unrealized depreciation of $11,490,247.

The accompanying notes are an integral part of these financial statements.

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 3	17

BBH INTERMEDIATE MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS (continued) April 30, 2023 (unaudited)
Abbreviations:
AGM − Assured Guaranty Municipal Corporation.
AMBAC − AMBAC Financial Group, Inc.
BAM − Build America Mutual.
BHAC − Berkshire Hathaway Assurance Corporation.
FGIC − Financial Guaranty Insurance Company.
FHA − Federal Housing Administration.
FHLMC − Federal Home Loan Mortgage Corporation.
FNMA − Federal National Mortgage Association.
GNMA − Government National Mortgage Association.
LIBOR − London Interbank Offered Rate.
NPFG − National Public Finance Guarantee Corporation.
SIFMA − Securities Industry and Financial Markets Association.
SOFR − Secured Overnight Financing Rate.

The accompanying notes are an integral part of these financial statements.

18

BBH INTERMEDIATE MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS (continued) April 30, 2023 (unaudited)

Fair Value Measurements

The Fund is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including, for example, the risk inherent in a particular valuation technique used to measure fair value, including the model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Authoritative guidance establishes three levels of the fair value hierarchy as follows:

— Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities.

— Level 2 – significant other observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.).

— Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

Financial assets within Level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include municipal bonds, investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations and over-the-counter derivatives. As Level 2

The accompanying notes are an integral part of these financial statements.

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 3	19

BBH INTERMEDIATE MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS (continued) April 30, 2023 (unaudited)

financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within Level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2023.

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of April 30, 2023
Municipal Bonds*	$ —	$737,725,780	$ —	$737,725,780
Total Investment, at value	$ —	$737,725,780	$ —	$737,725,780

____________

*   For geographical breakdown of municipal bond investments, refer to the Portfolio Investments.

The accompanying notes are an integral part of these financial statements.

20

BBH INTERMEDIATE MUNICIPAL BOND FUND
STATEMENT OF ASSETS AND LIABILITIES April 30, 2023 (unaudited)
ASSETS:
Investments in securities, at value (Cost $749,216,027)	$737,725,780
Cash	67,654
Receivables for:
Investments sold	12,657,328
Interest	5,349,752
Shares sold	1,472,282
Prepaid expenses	8,676
Total Assets	757,281,472

LIABILITIES:
Payables for:
Investments purchased	18,067,451
Shares redeemed	375,435
Net investment advisory and administrative fees	225,354
Dividends declared	178,800
Professional fees	45,577
Custody and fund accounting fees	45,475
Shareholder servicing fees	7,973
Transfer agent fees	6,948
Board of Trustees’ fees	551
Accrued expenses and other liabilities	15,776
Total Liabilities	18,969,340

NET ASSETS	$738,312,132
Net Assets Consist of:
Paid-in capital	$767,079,523
Accumulated deficit	(28,767,391)
Net Assets	$738,312,132

NET ASSET VALUE AND OFFERING PRICE PER SHARE
CLASS N SHARES
($51,560,997 ÷ 5,040,681 shares outstanding)	$10.23
CLASS I SHARES
($686,751,135 ÷ 67,221,720 shares outstanding)	$10.22

The accompanying notes are an integral part of these financial statements.

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 3	21

BBH INTERMEDIATE MUNICIPAL BOND FUND
STATEMENT OF OPERATIONS For the six months ended April 30, 2023 (unaudited)
NET INVESTMENT INCOME:
Income:
Interest income	$11,361,866
Interest income from affiliates	27,696
Total Income	11,389,562

Expenses:
Investment advisory and administrative fees	1,408,813
Custody and fund accounting fees	71,774
Shareholder servicing fees	42,773
Professional fees	41,838
Board of Trustees’ fees	36,329
Transfer agent fees	21,757
Miscellaneous expenses	56,176
Total Expenses	1,679,460
Investment advisory and administrative fee waiver	(16,454)
Net Expenses	1,663,006
Net Investment Income	9,726,556

NET REALIZED AND UNREALIZED GAIN:
Net realized loss on investments in securities	(7,003,678)
Net change in unrealized appreciation/(depreciation) on investments in securities	44,059,107
Net Realized and Unrealized Gain	37,055,429
Net Increase in Net Assets Resulting from Operations	$46,781,985

The accompanying notes are an integral part of these financial statements.

22

BBH INTERMEDIATE MUNICIPAL BOND FUND
STATEMENTS OF CHANGES IN NET ASSETS
	For the six months ended April 30, 2023 (unaudited)	For the year ended October 31, 2022
INCREASE/(DECREASE) IN NET ASSETS FROM:
Operations:
Net investment income	$9,726,556	$13,095,785
Net realized loss on investments in securities	(7,003,678)	(10,290,517)
Net change in unrealized appreciation/(depreciation) on investments in securities	44,059,107	(82,490,952)
Net increase/(decrease) in net assets resulting from operations	46,781,985	(79,685,684)

Dividends and distributions declared:
Class N	(548,159)	(1,010,867)
Class I	(9,178,734)	(12,703,639)
Total dividends and distributions declared	(9,726,893)	(13,714,506)

Share transactions:
Proceeds from sales of shares*	172,434,007	237,067,693
Net asset value of shares issued to shareholders for reinvestment of dividends and distributions	3,223,534	5,126,456
Proceeds from short-term redemption fees	1,041	6,231
Cost of shares redeemed*	(126,311,280)	(367,070,691)
Net increase/(decrease) in net assets resulting from share transactions	49,347,302	(124,870,311)
Total increase/(decrease) in net assets	86,402,394	(218,270,501)

NET ASSETS:
Beginning of period/year	651,909,738	870,180,239
End of period/year	$738,312,132	$651,909,738

____________

*   Includes share exchanges. See Note 5 in Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 3	23

BBH INTERMEDIATE MUNICIPAL BOND FUND
FINANCIAL HIGHLIGHTS Selected per share data and ratios for a Class N share outstanding throughout each period/year.
	For the six months ended April 30, 2023 (unaudited)	For the years ended October 31,
		2022	2021	2020	2019	2018
Net asset value, beginning of period/year	$9.69	$10.93	$10.96	$10.76	$10.15	$10.48
Income from investment operations:
Net investment income[1]	0.13	0.15	0.13	0.17	0.21	0.21
Net realized and unrealized gain/(loss)	0.54	(1.22)	(0.02)	0.25	0.62	(0.23)
Total income/(loss) from investment operations.	0.67	(1.07)	0.11	0.42	0.83	(0.02)
Dividends and distributions to shareholders:
From net investment income	(0.13)	(0.16)	(0.13)	(0.17)	(0.21)	(0.21)
From net realized gains	—	(0.01)	(0.01)	(0.05)	(0.01)	(0.10)
Total dividends and distributions to shareholders	(0.13)	(0.17)	(0.14)	(0.22)	(0.22)	(0.31)
Short-term redemption fees[1]	—	0.002	0.002	0.002	0.002	0.002
Net asset value, end of period/year	$10.23	$9.69	$10.93	$10.96	$10.76	$10.15
Total return[3]	6.92%[4]	(9.91)%	1.01%	4.00%	8.21%	(0.26)%
Ratios/Supplemental data:
Net assets, end of period (in millions)	$52	$55	$82	$92	$54	$34
Ratio of expenses to average net assets before reductions	0.73%[5]	0.70%	0.69%	0.71%	0.77%	0.91%
Fee waiver[6]	(0.08)%[5]	(0.05)%	(0.04)%	(0.06)%	(0.12)%	(0.26)%
Expense offset arrangement .	—%	—%	—%	—%	(0.00)%[7]	(0.00)%[7]
Ratio of expenses to average net assets after reductions	0.65%[5]	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of net investment income to average net assets	2.56%[5]	1.46%	1.18%	1.58%	2.01%	2.07%
Portfolio turnover rate	71%[4]	135%	45%	32%	104%	146%
Portfolio turnover rate[8]	33%[4]	73%	23%	19%	32%	52%

____________

1       Calculated using average shares outstanding for the period/year.

2       Less than $0.01.

3       Assumes reinvestment of distributions.

4       Not annualized.

5       Annualized.

6   The ratio of expenses to average net assets for the six months ended April 30, 2023, the years ended October 31, 2022, 2021, 2020, 2019, and 2018, reflect fees reduced as result of a contractual operating expense limitation of the share class to 0.65%. The agreement is effective for period beginning on April 1, 2014 and will terminate on March 1, 2024, unless it is renewed by all parties to the agreement. For the six months ended April 30, 2023 and the years ended October 31, 2022, 2021, 2020, 2019 and 2018, the waived fees were $16,454, $31,643, $35,002, $41,531, $55,422 and $63,024, respectively.

7       Less than 0.01%.

8       The portfolio turnover rate excludes variable rate demand notes.
The accompanying notes are an integral part of these financial statements.

24

BBH INTERMEDIATE MUNICIPAL BOND FUND
FINANCIAL HIGHLIGHTS (continued) Selected per share data and ratios for a Class I share outstanding throughout each period/year.
	For the six months ended April 30, 2023 (unaudited)	For the years ended October 31,
		2022	2021	2020	2019	2018
Net asset value, beginning of period/year	$9.68	$10.92	$10.95	$10.75	$10.14	$10.47
Income from investment operations:
Net investment income[1]	0.14	0.18	0.15	0.19	0.23	0.23
Net realized and unrealized gain/(loss)	0.54	(1.23)	(0.02)	0.25	0.61	(0.24)
Total income/(loss) from investment operations	0.68	(1.05)	0.13	0.44	0.84	(0.01)
Dividends and distributions to shareholders:
From net investment income	(0.14)	(0.18)	(0.15)	(0.19)	(0.22)	(0.22)
From net realized gains	—	(0.01)	(0.01)	(0.05)	(0.01)	(0.10)
Total dividends and distributions to shareholders	(0.14)	(0.19)	(0.16)	(0.24)	(0.23)	(0.32)
Short-term redemption fees[1]	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]	—
Net asset value, end of period/year	$10.22	$9.68	$10.92	$10.95	$10.75	$10.14
Total return[3]	7.03%[4]	(9.74)%	1.21%	4.18%	8.38%	(0.12)%
Ratios/Supplemental data:
Net assets, end of period (in millions)	$687	$597	$788	$656	$334	$129
Ratio of expenses to average net assets before reductions	0.46%[5]	0.46%	0.45%	0.47%	0.50%	0.62%
Fee waiver[6]	—%	—%	—%	—%	(0.00)%[7]	(0.12)%
Expense offset arrangement	—%	—%	—%	—%	(0.00)%[7]	(0.00)%[7]
Ratio of expenses to average net assets after reductions	0.46%[5]	0.46%	0.45%	0.47%	0.50%	0.50%
Ratio of net investment income to average net assets	2.77%[5]	1.69%	1.38%	1.75%	2.17%	2.23%
Portfolio turnover rate	71%[4]	135%	45%	32%	104%	146%
Portfolio turnover rate8	33%[4]	73%	23%	19%	32%	52%

____________

1       Calculated using average shares outstanding for the period/year.

2       Less than $0.01.

3       Assumes reinvestment of distributions.

4       Not annualized.

5       Annualized.

6   The ratio of expenses to average net assets for the six months ended April 30, 2023, the years ended October 31, 2022, 2021, 2020, 2019, and 2018, reflect fees reduced as result of a contractual operating expense limitation of the share class to 0.50%. The agreement is effective for period beginning on April 1, 2014 and will terminate on March 1, 2024, unless it is renewed by all parties to the agreement. For the six months ended April 30, 2023 and the years ended October 31, 2022, 2021, 2020, 2019 and 2018, the waived fees were $—, $—, $—, $—, $6,608 and $111,441, respectively.

7       Less than 0.01%.

8       The portfolio turnover rate excludes variable rate demand notes.

The accompanying notes are an integral part of these financial statements.

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 3	25

BBH INTERMEDIATE MUNICIPAL BOND FUND
NOTES TO FINANCIAL STATEMENTS April 30, 2023 (unaudited)

1.  Organization. The Fund is a separate, diversified series of BBH Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was originally organized under the laws of the State of Maryland on July 16, 1990 as BBH Fund, Inc. and re-organized as a Delaware statutory trust on June 12, 2007. The Fund commenced operations on April 1, 2014 and offers two share classes, Class N and Class I. Neither Class N shares nor Class I shares automatically convert to any other share class of the Fund. The investment objective of the Fund is to protect investor’s capital and generate attractive risk-adjusted returns. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in municipal bonds that pay interest that is generally excludable from gross income for federal income tax purposes (except that the interest paid by certain municipal securities may be includable in taxable income for purposes of the federal alternative minimum tax). As of April 30, 2023, there were eight series of the Trust.

2. Significant Accounting Policies. The Fund’s financial statements are prepared in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services – Investment Companies. The following summarizes significant accounting policies of the Fund:

A. Valuation of Investments. Prices of municipal bonds are provided by an external pricing service approved by the Fund’s Board of Trustees (the “Board”). These securities are generally classified as Level 2. The evaluated vendor pricing is based on methods that may include consideration of the following: yields or prices of municipal securities of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant.

Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. Short-term investments, which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Fund was more than 60 days, unless the use of amortized cost is determined not to represent “fair value” by the Board.

B. Accounting for Investments and Income. Investment transactions are accounted for on the trade date. Realized gains and losses on investment transactions are determined based on the identified cost method. Interest income is accrued daily and consists of interest accrued, discount earned (including, if any, both original issue and market discount) and premium amortization on the investments of the Fund. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the

26

BBH INTERMEDIATE MUNICIPAL BOND FUND
NOTES TO FINANCIAL STATEMENTS (continued) April 30, 2023 (unaudited)

collection of all or a portion of the interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

C. Fund Expenses. Most expenses of the Trust can be directly attributed to a specific fund and share class. Expenses which cannot be directly attributed to a fund are generally apportioned among each fund in the Trust and the respective share classes on a net assets basis or other suitable method. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

D. Federal Income Taxes. It is the Trust’s policy to comply with the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. The Fund files a tax return annually using tax accounting methods required under provisions of the Code, which may differ from GAAP, which is the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported in these financial statements may differ from that reported on the Fund’s tax return, due to certain book-to-tax timing differences such as losses deferred due to “wash sale” transactions and utilization of capital loss carryforwards. These differences may result in temporary over-distributions for financial statement purposes and are classified as distributions in excess of accumulated net realized gains or net investment income. These distributions do not constitute a return of capital. Permanent differences are reclassified between paid-in capital and retained earnings/(accumulated deficit) within the Statement of Assets and Liabilities based upon their tax classification. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV.

The Fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (“ASC 740”). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund did not have any unrecognized tax benefits as of October 31, 2022, nor were there any increases or decreases in unrecognized tax benefits for the year then ended. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statement of Operations. During the six months ended April 30, 2023, the Fund did not incur any such interest or penalties. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for the prior three years. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

E. Dividends and Distributions to Shareholders. Dividends and distributions from net investment income to shareholders are declared daily and paid monthly to shareholders. Distributions from net capital gains, if any, are generally declared and paid annually and are recorded on the ex-dividend date. The Fund declared dividends and distributions in the amount of $548,159 and $9,178,734

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 3	27

BBH INTERMEDIATE MUNICIPAL BOND FUND
NOTES TO FINANCIAL STATEMENTS (continued) April 30, 2023 (unaudited)

to Class N and Class I shareholders, respectively, during the six months ended April 30, 2023. In addition, the Fund designated a portion of the payment made to redeeming shareholders as a distribution for income tax purpose.

The tax character of distributions paid during the years ended October 31, 2022 and 2021, respectively, were as follows:

Distributions paid from:
	Ordinary income	Net long-term capital gain	Total taxable distributions	Tax exempt income	Tax return of capital	Total distributions paid
2022:	$733,210	$—	$733,210	$12,981,296	$—	$13,714,506
2021:	276,002	602,567	878,569	11,443,899	—	12,322,468

As of October 31, 2022 and 2021, respectively, the components of retained earnings/(accumulated deficit) were as follows:

Components of retained earnings/(accumulated deficit):
	Undistributed ordinary income	Undistributed long-term capital gain	Undistributed tax-exempt income	Accumulated capital and other losses	Other book/tax temporary differences	Unrealized appreciation/ (depreciation)	Total retained earnings/ (accumulated deficit)
2022:	$—	$—	$23,756	$(10,231,396)	$(65,489)	$(55,549,354)	$(65,822,483)
2021:	614,979	—	22,207	—	(3,640)	26,941,598	27,575,144

The Fund had $10,231,396 of post-December 22, 2010 net capital loss carryforwards as of October 31, 2022, of which $8,563,669 and $1,667,727, is attributable to short-term and long-term capital losses, respectively.

The Fund is permitted to carryforward capital losses for an unlimited period and they will retain their character as either short-term or long-term capital losses rather than being considered all short-term capital losses.

Total distributions paid may differ from amounts reported in the Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid.

To the extent future capital gains are offset by capital loss carryforwards, if any, such gains will not be distributed.

F. Use of Estimates. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

28

BBH INTERMEDIATE MUNICIPAL BOND FUND
NOTES TO FINANCIAL STATEMENTS (continued) April 30, 2023 (unaudited)

3. Fees and Other Transactions with Affiliates.

A. Investment Advisory and Administrative Fees. Effective April 1, 2014 (commencement of operations), under a combined Investment Advisory and Administrative Services Agreement (“Agreement”) with the Trust, Brown Brothers Harriman & Co. (“BBH”) through a separately identifiable department (“SID” or “Investment Adviser”) provides investment advisory, portfolio management and administrative services to the Fund. The Fund’s investment advisory and administrative services fee is calculated daily and paid monthly at an annual rate equivalent to 0.40% of the Fund’s average daily net assets. For the six months ended April 30, 2023, the Fund incurred $1,408,813 under the Agreement.

B. Investment Advisory and Administrative Fee Waiver. Effective April 1, 2014 (commencement of operations), the Investment Adviser contractually agreed to limit the annual fund operating expenses (excluding interest, taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) of Class N and Class I to 0.65% and 0.50%, respectively. The agreement will terminate on March 1, 2024, unless it is renewed by all parties to the agreement. The agreement may only be terminated during its term with approval of the Fund’s Board of Trustees. For the six months ended April 30, 2023, the Investment Adviser waived fees in the amount of $16,454 and $– for Class N and Class I, respectively.

C. Shareholder Servicing Fees. The Trust has a shareholder servicing agreement with BBH. BBH receives a fee from the Fund calculated daily and paid monthly at an annual rate of 0.20% of Class N shares’ average daily net assets. For the six months ended April 30, 2023, Class N shares of the Fund incurred $42,773 in shareholder servicing fees.

D. Custody and Fund Accounting Fees. BBH acts as a custodian and fund accountant and receives custody and fund accounting fees from the Fund calculated daily and incurred monthly. BBH holds all of the Fund’s cash and investments and calculates the Fund’s daily net asset value. The custody fee is an asset and transaction-based fee. The fund accounting fee is an asset-based fee calculated at 0.004% of the Fund’s net asset value. For the six months ended April 30, 2023, the Fund incurred $71,774 in custody and fund accounting fees. As per agreement with the Fund’s custodian, the Fund receives interest income on cash balances held by the custodian at the BBH Base Rate. The BBH Base Rate is defined as BBH’s effective trading rate in local money markets on each day. The total interest earned by the Fund under the revised agreement for the six months ended April 30, 2023 was $27,696. This amount is included in “Interest income” in the Statement of Operations. In the event that the Fund is overdrawn, under the custody agreement with BBH, BBH will make overnight loans to the Fund to cover overdrafts. Pursuant to their agreement, the Fund will pay the Federal Funds overnight investment rate on the day of the overdraft. The total interest incurred by the Fund for the six months ended April 30, 2023 was $2,606. This amount is included under line item “Custody and fund accounting fees” in the Statement of Operations.

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 3	29

BBH INTERMEDIATE MUNICIPAL BOND FUND
NOTES TO FINANCIAL STATEMENTS (continued) April 30, 2023 (unaudited)

E. Board of Trustees’ Fees. Each Trustee who is not an “interested person” as defined under the 1940 Act receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the six months ended April 30, 2023, the Fund incurred $36,329 in independent Trustee compensation and expense reimbursements.

F. Officers of the Trust. Officers of the Trust are also employees of BBH. Officers are paid no fees by the Trust for their services to the Trust.

4. Investment Transactions. For the six months ended April 30, 2023, the cost of purchases and the proceeds of sales of investment securities, other than short-term investments, was $528,430,349 and $499,359,625, respectively.

5. Shares of Beneficial Interest. The Trust is permitted to issue an unlimited number of Class N shares and Class I shares of beneficial interest, at no par value. Transactions in Class N and Class I shares were as follows:

	For the six months ended April 30, 2023 (unaudited)		For the year ended October 31, 2022
	Shares	Dollars	Shares	Dollars
Class N
Shares sold	2,365,696	$24,015,247	2,781,950	$28,567,253
Shares issued in connection with reinvestments of dividends	52,895	538,420	98,378	1,012,544
Proceeds from short-term redemption fees	N/A	N/A	N/A	179
Shares redeemed	(3,015,927)	(30,265,380)	(4,724,453)	(48,680,636)
Net decrease	(597,336)	$(5,711,713)	(1,844,125)	$(19,100,660)

Class I
Shares sold	14,800,724	$148,418,760	20,229,459	$208,500,440
Shares issued in connection with reinvestments of dividends	264,119	2,685,114	399,708	4,113,912
Proceeds from short-term redemption fees	N/A	1,041	N/A	6,052
Shares redeemed	(9,520,465)	(96,045,900)	(31,176,617)	(318,390,055)
Net increase/(decrease)	5,544,378	$55,059,015	(10,547,450)	$(105,769,651)

30

BBH INTERMEDIATE MUNICIPAL BOND FUND
NOTES TO FINANCIAL STATEMENTS (continued) April 30, 2023 (unaudited)

Included in Shares Sold and Shares Redeemed are shareholder exchanges during the six months ended April 30, 2023 and the year ended October 31, 2022. Specifically:

During the six months ended April 30, 2023, 2,305 shares of Class I were exchanged for 2,303 shares of Class N valued at $23,745.

During the year ended October 31, 2022, 1,958 shares of Class N were exchanged for 1,958 shares of Class I valued at $19,950.

6. Principal Risk Factors and Indemnifications.

A. Principal Risk Factors. Investing in the Fund may involve certain risks, as discussed in the Fund’s prospectus, including but not limited to, those described below:

A shareholder may lose money by investing in the Fund (investment risk). The Fund is actively managed and the decisions by the Investment Adviser may cause the Fund to incur losses or miss profit opportunities (management risk). Additionally, in the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to redemption of securities by the issuer before maturity (call risk), failure of a counterparty to a transaction to perform (credit risk), changes in interest rates, higher volatility for securities with longer maturities (interest rate risk), difficulty in being able to purchase or sell a security (liquidity risk) and a significant position in municipal securities in a particular state (geographic risk). Political, legislative and economic events may affect a municipal security’s value, interest payments, repayments of principal and the Fund’s ability to sell it (municipal issuer risk). Additionally, as the Fund’s exposure to similar municipal revenue sectors increases, the Fund will become more sensitive to adverse economic, business or political developments relevant to these sectors (municipal revenue sector risk). The Fund may use derivatives that could create risks that are different from, or possibly greater than, the risks associated with investing directly in securities as the Fund could lose more than the principal amount invested (derivatives risk). The value of securities held by the Fund may decline in response to certain events, including: those directly involving the companies or issuers whose securities are held by the Fund; conditions affecting the general economy; overall market changes; and political and regulatory events. Natural disasters, the spread of infectious illness and other public health emergencies, recession, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse effects on world economies and markets generally (market risk). While the Fund endeavors to purchase only bona fide tax exempt bonds, there is a risk that a bond may be reclassified by the IRS as a taxable bond creating taxable income for the Fund and its shareholders (taxation risk). The Fund may remain substantially fully invested at a time when a purchase is outstanding, then the purchases may result in a form of leverage. If the counterparty to a when-issued or delayed-delivery transaction fails to deliver the securities, the fund may receive

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BBH INTERMEDIATE MUNICIPAL BOND FUND
NOTES TO FINANCIAL STATEMENTS (continued) April 30, 2023 (unaudited)

a less favorable price or yield, or may suffer a loss (when-issued and delayed delivery securities risk). The Fund’s shareholders may be adversely impacted by asset allocation decisions made by an investment adviser whose discretionary clients may make up a large percentage of the Fund’s shareholders (large shareholder risk). The United Kingdom’s Financial Conduct Authority announced a phase out of the LIBOR. Although many LIBOR rates were phased out by the end of 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The unavailability and/or discontinuation of LIBOR may affect the value, liquidity or return on certain fund investments that mature later than June 2023 and may result in costs incurred in connection with closing out positions and entering into new positions. Any pricing adjustments to the fund’s investments resulting from a substitute reference rate may also adversely affect the fund’s performance and/or net asset value (LIBOR Transition Risk). The extent of the Fund’s exposure to these risks in respect to these financial assets is included in their value as recorded in the Fund’s Statement of Assets and Liabilities.

Please refer to the Fund’s prospectus for a complete description of the principal risks of investing in the Fund.

B. Indemnifications. Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

7. Subsequent Events. Management has evaluated events and transactions that have occurred since April 30, 2023 through the date the financial statements were issued and determined that there were no subsequent events that would require recognition or additional disclosure in the financial statements.

32

BBH INTERMEDIATE MUNICIPAL BOND FUND
DISCLOSURE OF FUND EXPENSES April 30, 2023 (unaudited)

EXAMPLE

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested distributions, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2022 to April 30, 2023).

ACTUAL EXPENSES

The first line of the table provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% Hypothetical Example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

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BBH INTERMEDIATE MUNICIPAL BOND FUND
DISCLOSURE OF FUND EXPENSES (continued) April 30, 2023 (unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2022	Ending Account Value April 30, 2023	Expenses Paid During Period November 1, 2022 to April 30, 2023[1]
Class N
Actual	$1,000	$1,069	$3.33
Hypothetical[2]	$1,000	$1,022	$3.26
	Beginning Account Value November 1, 2022	Ending Account Value April 30, 2023	Expenses Paid During Period November 1, 2022 to April 30, 2023[1]
Class I
Actual	$1,000	$1,070	$2.36
Hypothetical[2]	$1,000	$1,023	$2.31

____________

1   Expenses are equal to the Fund’s annualized expense ratio of 0.65% and 0.46% for Class N and I shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2   Assumes a return of 5% before expenses. For the purposes of the calculation, the applicable annualized expenses ratio for each class of shares is subtracted from the assumed return before expenses.

34

BBH INTERMEDIATE MUNICIPAL BOND FUND
DISCLOSURE OF ADVISOR SELECTION April 30, 2023 (unaudited)

Investment Advisory and Administrative Services Agreement Approval

The 1940 Act requires that a fund’s investment advisory agreements be approved annually by the fund’s board of trustees, including by a majority of the trustees who are not parties to the investment advisory agreements or “interested persons” of any party (“Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board, a majority of which is comprised of Independent Trustees, held a telephonic meeting on November 17, 2022 and an in person meeting on December 13, 2022, to consider whether to renew the combined Amended and Restated Investment Advisory and Administrative Services Agreement (the “Agreement”) between the Trust and the Investment Adviser with respect to the existing funds in the Trust, including the Fund. At the December 13, 2022 meeting, the Board voted to approve the renewal of the Agreement with respect to the Fund for an additional one-year term. In doing so, the Board determined that the terms of the Agreement were fair and reasonable and in the best interest of the Fund and its shareholders, and that it had received sufficient information to make an informed business decision with respect to the continuation of the Agreement.

Both in the meetings specifically held to address the continuance of the Agreement and at other meetings over the course of the year, the Board requested, received and assessed a variety of materials provided by the Investment Adviser and BBH, including, among other things, information about the nature, extent and quality of the services provided to the Fund by the Investment Adviser and BBH, including investment management, administrative and shareholder services, the oversight of Fund service providers, marketing, risk oversight, compliance, and the ability to meet applicable legal and regulatory requirements. The Board also received comparative performance and fee and expense information for the Fund prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) using data from Lipper Inc., an independent provider of investment company data (“Lipper Report”). The Board reviewed this report with Broadridge, Fund Counsel and BBH. The Board received from, and discussed with, counsel to the Trust (“Fund Counsel”) a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements under the 1940 Act, as well as the guidance provided in Gartenberg v. Merrill Lynch Asset Management, Inc., which was affirmed in Jones v. Harris Associates, L.P. In addition, the Board met in executive session outside the presence of Fund management.

In approving the continuation of the Agreement, the Board considered: (a) the nature, extent and quality of services provided by the Investment Adviser; (b) the investment performance of the Fund; (c) the advisory fee and the cost of the services and profits to be realized by the Investment Adviser from its relationship with the Fund; (d) the Fund’s costs to investors compared to the costs of comparative funds and performance compared to the relevant performance of comparative funds; (e) the sharing of potential economies of scale; (f) fall-out benefits to the Investment Adviser as a result of its relationship with the Fund; and (g) other factors deemed relevant by the Board. The following is a summary of the factors the Board considered in making its determination to approve the continuance of the Agreement. No single factor reviewed by the Board was identified as the principal factor in determining whether to approve the Agreement, and individual Trustees may have given different weight to various factors. The Board

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BBH INTERMEDIATE MUNICIPAL BOND FUND
DISCLOSURE OF ADVISOR SELECTION (continued) April 30, 2023 (unaudited)

reviewed these factors with Fund Counsel. The Board concluded that the fees paid by the Fund to the Investment Adviser were reasonable based on the comparative performance, expense information, the cost of the services provided, and the profits realized by the Investment Adviser.

Nature, Extent and Quality of Services

The Board noted that, under the Agreement and with respect to the Fund, the Investment Adviser, subject to the supervision of the Board, is responsible for providing a continuous investment program and making purchases and sales of portfolio securities consistent with the Fund’s investment objective and policies. The Board further noted that, as a combined investment advisory and administration agreement, the Agreement also contemplates the provision of administrative services by the Investment Adviser to the Fund within the same fee structure.

The Board received and considered information, during December 13, 2022 meeting, and over the course of the previous year, regarding the nature, extent and quality of services provided to the Fund by the Investment Adviser including: portfolio management, supervision of operations and compliance, preparation of regulatory filings, disclosures to Fund shareholders, general oversight of service providers, organizing Board meetings and preparing the materials for such Board meetings, assistance to the Board (including the Independent Trustees in their capacity as Trustees), legal and Chief Compliance Officer services for the Trust, and other services necessary for the operation of the Fund.

The Board considered the resources of the Investment Adviser and BBH, as a whole, dedicated to the Fund noting that, pursuant to separate agreements, BBH also provides custody, shareholder servicing, and fund accounting services to the Fund. The Board considered the depth and range of services provided pursuant to the Agreement, noting that the Investment Adviser also coordinates the provision of services to the Fund by affiliated and nonaffiliated service providers.

The Board considered the scope and quality of services provided by the Investment Adviser under the Agreement. The Board reviewed the qualifications of the key investment personnel primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered the policies and practices followed by BBH and the Investment Adviser. The Board noted that during the course of its regular meetings, it received reports on each of the foregoing topics. The Board concluded that, overall, they were satisfied with the nature, extent and quality of the investment advisory and administrative services provided, and expected to be provided, to the Fund pursuant to the Agreement.

Fund Performance

At the November 17, 2022 and December 13, 2022 meetings, and throughout the year, the Board received and considered performance information for the Fund provided by BBH. The Board also considered the Fund’s performance relative to a peer category of other mutual funds in a report compiled by Broadridge. As part of this review, the Trustees considered the composition of the peer category, selection criteria and reputation of Broadridge who prepared the peer category analysis. The Board reviewed with representatives of Broadridge who compiled the comparative report the report’s findings and discussed

36

BBH INTERMEDIATE MUNICIPAL BOND FUND
DISCLOSURE OF ADVISOR SELECTION (continued) April 30, 2023 (unaudited)

the positioning of the Fund relative to its selected peer category. The Board considered short-term and long-term investment performance for the Fund over various periods of time noting the Fund had above average performance compared to its peer category for the 1-, 3-, 4- and 5-year periods, and had below average performance for the 2-year period ended September 30, 2022. In evaluating the performance of the Fund, the Board considered the risk expectations for the Fund as well as the level of Fund performance in the context of Fund expenses and the Investment Adviser’s profitability. Based on this information, the Board concluded that it was satisfied with the Fund’s investment results.

Costs of Services Provided and Profitability

The Board considered the fee rates paid by the Fund to the Investment Adviser in light of the nature, extent and quality of the services provided to the Fund. The Board also considered and reviewed the fee waiver arrangement that was in place for the Fund and considered the actual fee rates, after taking into account the waiver. The Board received and considered information comparing the Fund’s combined investment advisory and administration fee and the Fund’s net operating expenses with those of other comparable mutual funds, such peer category and comparisons having been selected and calculated by Broadridge, noting that the Fund was very well placed, as compared to its selected peer category. The Board recognized that it is difficult to make comparisons of the fee rate, or of combined advisory and administration fees, because there are variations in the services that are included in the fees paid by other funds. The Board concluded that the advisory and administration fee appeared to be both reasonable in light of the services rendered and the result of arm’s length negotiations.

With regard to profitability, the Trustees considered the compensation and benefits flowing to the Investment Adviser and BBH, directly or indirectly. The Board reviewed profitability data for the Fund using data for the period October 1, 2021 through September 30, 2022, for both the Investment Adviser and BBH. The data also included the effect of revenue generated by the shareholder servicing, custody and fund accounting fees paid by the Fund to BBH and corresponding expenses. The Board conducted a detailed review of the expense allocation methods used in preparing the profitability data. The Board focused on profitability of the Investment Adviser and BBH’s relationships with the Fund before taxes and distribution expenses. The Board concluded that the Investment Adviser’s and BBH’s profitability was not excessive in light of the nature, extent and quality of services provided to the Fund.

The Board also considered the effect of fall-out benefits to the Investment Adviser and BBH such as the increased visibility of BBH’s investment management business due to the distribution of the Trust’s funds. The Board considered other benefits received by BBH and the Investment Adviser as a result of their relationships with the Fund. These other benefits include fees received for being the Fund’s administrator, custodian, fund accounting and shareholder servicing agent. In light of the costs of providing services pursuant to the Agreement as well as the Investment Adviser and BBH’s commitment to the Fund, the ancillary benefits that the Investment Adviser and BBH received were considered reasonable.

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BBH INTERMEDIATE MUNICIPAL BOND FUND
DISCLOSURE OF ADVISOR SELECTION (continued) April 30, 2023 (unaudited)

Economies of Scale

The Board also considered the existence of economies of scale and whether those economies are passed along to the Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by the Investment Adviser. The Board noted that the fee schedule for the Fund does not contain breakpoints. The Board considered the fee schedule for the Fund on the information they had been provided over many years, the Board observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there appeared to be no uniformity or pattern in the fees and asset levels at which breakpoints apply. In light of the Fund’s size and expense structure, the Board concluded that it was unnecessary at this time to consider breakpoints with respect to the Fund. The Board concluded that the fees paid by the Fund to the Investment Adviser were reasonable based on the comparative performance, expense information, the cost of the services provided and the profits realized by the Investment Adviser.

38

BBH INTERMEDIATE MUNICIPAL BOND FUND
CONFLICTS OF INTEREST April 30, 2023 (unaudited)

Description of Potential Material Conflicts of Interest - Investment Adviser

BBH, including the Investment Adviser, provides discretionary and non-discretionary investment management services and products to corporations, institutions and individual investors throughout the world. As a result, in the ordinary course of its businesses, BBH, including the Investment Adviser, may engage in activities in which its interests or the interests of its clients may conflict with or be adverse to the interests of the Fund. In addition, certain of such clients (including the Fund) utilize the services of BBH for which they will pay to BBH customary fees and expenses that will not be shared with the Fund.

The Investment Adviser has adopted and implemented policies and procedures that seek to manage conflicts of interest. Pursuant to such policies and procedures, the Investment Adviser monitors a variety of areas, including compliance with fund investment guidelines, and compliance with its Code of Ethics.

The Trust also manages these conflicts of interest. For example, the Trust has designated a Chief Compliance Officer (“CCO”) and has adopted and implemented policies and procedures designed to manage the conflicts identified below and other conflicts that may arise in the course of the Fund’s operations in such a way as to safeguard the Fund from being negatively affected as a result of any such potential conflicts. From time to time, the Trustees receive reports from the Investment Adviser and the Trust’s CCO on areas of potential conflict.

Investors should carefully review the following, which describes potential and actual conflicts of interest that BBH and the Investment Adviser can face in the operation of their respective investment management services. This section is not, and is not intended to be, a complete enumeration or explanation of all of the potential conflicts of interest that may arise. The Investment Adviser and the Fund have adopted policies and procedures reasonably designed to appropriately prevent, limit or mitigate the conflicts of interest described below. Additional information about potential conflicts of interest regarding the Investment Adviser is set forth in the Investment Adviser’s Form ADV. A copy of Part 1 and Part 2A of the Investment Adviser’s Form ADV is available on the SEC’s website (www.adviserinfo.sec.gov). In addition, many of the activities that create these conflicts of interest are limited and/or prohibited by law, unless an exception is available.

Other Clients and Allocation of Investment Opportunities. BBH and the Investment Adviser manage funds and accounts of clients other than the Fund (“Other Clients”). In general, BBH and the Investment Adviser face conflicts of interest when they render investment advisory services to different clients and, from time to time, provide dissimilar investment advice to different clients. Investment decisions will not necessarily be made in parallel among the Fund and Other Clients. Investments made by the Fund do not, and are not intended to, replicate the investments, or the investment methods and strategies, of Other Clients. Accordingly, such Other Clients may produce results that are materially different from those experienced by the Fund. Certain other conflicts of interest may arise in connection with a portfolio manager’s management of the Fund’s investments, on the one hand, and the investments of other funds or accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various funds or accounts managed by the Investment Adviser could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund. From time to time,

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BBH INTERMEDIATE MUNICIPAL BOND FUND
CONFLICTS OF INTEREST (continued) April 30, 2023 (unaudited)

the Investment Adviser sponsor funds and other investment pools and accounts which engage in the same or similar businesses as the Fund using the same or similar investment strategies. To the extent that the same investment opportunities might be desirable for more than one account or fund, possible conflicts could arise in determining how to allocate them because the Investment Adviser may have an incentive to allocate investment opportunities to certain accounts or funds. However, BBH and the Investment Adviser have implemented policies and procedures designed to ensure that information relevant to investment decisions is disseminated promptly within its portfolio management teams and investment opportunities are allocated equitably among different clients. The policies and procedures require, among other things, objective allocation for limited investment opportunities, and documentation and review of justifications for any decisions to make investments only for select accounts or in a manner disproportionate to the size of the account. Nevertheless, access to investment opportunities may be allocated differently among accounts due to the particular characteristics of an account, such as size of the account, cash position, tax status, risk tolerance and investment restrictions or for other reasons.

Actual or potential conflicts of interest may also arise when a portfolio manager has management responsibilities to multiple accounts or funds, resulting in unequal commitment of time and attention to the portfolio management of the funds or accounts.

Affiliated Service Providers. Other potential conflicts might include conflicts between the Fund and its affiliated and unaffiliated service providers (e.g., conflicting duties of loyalty). In addition to providing investment management and administrative services through the SID, BBH provides custody, shareholder servicing and fund accounting services to the Fund. BBH may have conflicting duties of loyalty while servicing the Fund and/or opportunities to further its own interest to the detriment of the Fund. For example, in negotiating fee arrangements with affiliated service providers, BBH may have an incentive to agree to higher fees than it would in the case of unaffiliated providers. BBH acting in its capacity as the Fund’s administrator is the primary valuation agent of the Fund. BBH values securities and assets in the Fund according to the Fund’s valuation policies. Because the Investment Adviser’s advisory and administrative fees are calculated by reference to a Fund’s net assets, BBH and its affiliates may have an incentive to seek to overvalue certain assets.

Aggregation. Potential conflicts of interest also arise with the aggregation of trade orders. Purchases and sales of securities for the Fund may be aggregated with orders for other client accounts managed by the Investment Adviser. The Investment Adviser, however, is not required to aggregate orders if portfolio management decisions for different accounts are made separately, or if it is determined that aggregating is not practicable, or in cases involving client direction. Prevailing trading activity frequently may make impossible the receipt of the same price or execution on the entire volume of securities purchased or sold. When this occurs, the various prices may be averaged, and the Fund will be charged or credited with the average price. Thus, the effect of the aggregation may operate on some occasions to the disadvantage of the Fund. In addition, under certain circumstances, the Fund will not be charged the same commission or commission equivalent rates in connection with an aggregated order.

40

BBH INTERMEDIATE MUNICIPAL BOND FUND
CONFLICTS OF INTEREST (continued) April 30, 2023 (unaudited)

Cross Trades. Under certain circumstances, the Investment Adviser, on behalf of the Fund, may seek to buy from or sell securities to another fund or account advised by BBH or the Investment Adviser. Subject to applicable law and regulation, BBH or the Investment Adviser may (but is not required to) effect purchases and sales between BBH’s or the Investment Adviser’s clients (“cross trades”), including the Fund, if BBH or the Investment Adviser believes such transactions are appropriate based on each party’s investment objectives and guidelines. There may be potential conflicts of interest or regulatory issues relating to these transactions which could limit the Investment Adviser’s decision to engage in these transactions for the Fund. BBH or the Investment Adviser may have a potentially conflicting division of loyalties and responsibilities to the parties in such transactions.

Soft Dollars. The Investment Adviser may direct brokerage transactions and/or payment of a portion of client commissions (“soft dollars”) to specific brokers or dealers or other providers to pay for research or other appropriate services which provide, in the Investment Adviser’s view, appropriate assistance in the investment decision-making process (including with respect to futures, fixed price offerings and over-the-counter transactions). The use of a broker that provides research and securities transaction services may result in a higher commission than that offered by a broker who does not provide such services. The Investment Adviser will determine in good faith whether the amount of commission is reasonable in relation to the value of research and services provided and whether the services provide lawful and appropriate assistance in its investment decision-making responsibilities.

Research or other services obtained in this manner may be used in servicing any or all of the Fund and other accounts managed by the Investment Adviser, including in connection with accounts that do not pay commissions to the broker related to the research or other service arrangements. Such products and services may disproportionately benefit other client accounts relative to the Fund based on the amount of brokerage commissions paid by the Fund and such other accounts. To the extent that the Investment Adviser uses soft dollars, it will not have to pay for those products and services itself.

BBH may receive research that is bundled with the trade execution, clearing, and/or settlement services provided by a particular broker-dealer. To the extent that the Investment Adviser receives research on this basis, many of the same conflicts related to traditional soft dollars may exist. For example, the research effectively will be paid by client commissions that also will be used to pay for the execution, clearing, and settlement services provided by the broker-dealer and will not be paid by the Investment Adviser.

Arrangements regarding compensation and delegation of responsibility may create conflicts relating to selection of brokers or dealers to execute Fund portfolio trades and/or specific uses of commissions from Fund portfolio trades, administration of investment advice and valuation of securities.

Investments in BBH Funds. From time-to-time, BBH may invest a portion of the assets of its discretionary investment advisory clients in the Fund. That investment by BBH on behalf of its discretionary investment advisory clients in the Fund may be significant at times.

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BBH INTERMEDIATE MUNICIPAL BOND FUND
CONFLICTS OF INTEREST (continued) April 30, 2023 (unaudited)

Increasing the Fund’s assets may enhance investment flexibility and diversification and may contribute to economies of scale that tend to reduce the Fund’s expense ratio. In selecting the Fund for its discretionary investment advisory clients, BBH may limit its selection to funds managed by BBH or the Investment Adviser. BBH may not consider or canvass the universe of unaffiliated investment companies available, even though there may be unaffiliated investment companies that may be more appropriate or that have superior performance. BBH, the Investment Adviser and their affiliates providing services to the Fund benefit from additional fees when the Fund is included as an investment for a discretionary investment advisory client.

BBH reserves the right to redeem at any time some or all of the shares of the Fund acquired for its discretionary investment advisory clients’ accounts. A large redemption of shares of the Fund by BBH on behalf of its discretionary investment advisory clients could significantly reduce the asset size of the Fund, which might have an adverse effect on the Fund’s investment flexibility, portfolio diversification and expense ratio.

Valuation. When market quotations are not readily available or are believed by BBH to be unreliable, the Fund’s investments will be valued at fair value by BBH pursuant to procedures adopted by the Fund’s Board of Trustees in accordance with Rule 2a-5 under the 1940 Act. When determining an asset’s “fair value,” BBH seeks to determine the price that a Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. The price generally may not be determined based on what the Fund might reasonably expect to receive for selling an asset at a later time or if it holds the asset to maturity. While fair value determinations will be based upon all available factors that BBH deems relevant at the time of the determination and may be based on analytical values determined by BBH using proprietary or third-party valuation models, fair value represents only a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining the Fund’s net asset value. As a result, the Fund’s sale or redemption of its shares at net asset value, at a time when a holding or holdings are valued by BBH (pursuant to Board-adopted procedures) at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

Referral Arrangements. BBH may enter into advisory and/or referral arrangements with third parties. Such arrangements may include compensation paid by BBH to the third party. BBH may pay a solicitation fee for referrals and/or advisory or incentive fees. BBH may benefit from increased amounts of assets under management.

Personal Trading. BBH, including the Investment Adviser, and any of their respective partners, principals, directors, officers, employees, affiliates or agents, face conflicts of interest when transacting in securities for their own accounts because they could benefit by trading in the same securities as the Fund, which could have an adverse effect on the Fund. However, BBH, including the Investment Adviser, has implemented policies and procedures concerning personal trading by BBH Partners and employees. The policies and procedures are intended to prevent BBH Partners and employees with access to Fund material non-public information from trading in the same securities as the Fund.

42

BBH INTERMEDIATE MUNICIPAL BOND FUND
CONFLICTS OF INTEREST (continued) April 30, 2023 (unaudited)

Gifts and Entertainment. From time to time, employees of BBH, including the Investment Adviser, and any of their respective partners, principals, directors, officers, employees, affiliates or agents, may receive gifts and/or entertainment from clients, intermediaries, or service providers to the Fund or BBH, including the Investment Adviser, which could have the appearance of affecting or may potentially affect the judgment of the employees, or the manner in which they conduct business. BBH, including the Investment Adviser, has implemented policies and procedures concerning gifts and entertainment to mitigate any impact on the judgment of BBH Partners and employees.

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BBH INTERMEDIATE MUNICIPAL BOND FUND
OPERATION AND EFFECTIVENESS OF THE FUND’S LIQUIDITY RISK MANAGEMENT PROGRAM April 30, 2023 (unaudited)

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), to promote effective liquidity risk management throughout the open-end investment company industry in order to reduce the risk that funds will be unable to meet their redemption obligations and mitigate dilution of the interests of fund shareholders.

The Board of Trustees (the “Board”) of BBH Trust has appointed three members of the Brown Brothers Harriman & Co. Mutual Fund Advisory Department, the Investment Adviser to the funds of BBH Trust (the “Funds”), as the Program Administrator for the Fund’s liquidity risk management program (the “Program”). The Board met on March 7, 2023 to review the Program for the Funds pursuant to the Liquidity Rule. The Program Administrator provided the Board with a report (the “Report”) that addressed the operations of the Program and assessed its adequacy and effectiveness for the period from February 1, 2022 through January 31, 2023 (the “Reporting Period”).

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, including the following points.

Liquidity classification. The Report described the Program’s liquidity classification methodology for categorizing the Funds’ investments into one of four liquidity buckets. The Fund classified each of its investments into one of four liquidity categories based on the number of days reasonably needed to sell and convert a reasonably anticipated sized trade of each investment into cash without significantly impacting the price of the investments. The Program Administrator relied on a third-party data provider to facilitate the classification of the Fund’s investments based on criteria in the Fund’s Program. During the Reporting Period, the Fund did not hold more than 15% of its net assets in illiquid investments.

Highly Liquid Investment Minimum. The Report noted that one aspect of the Liquidity Rule is a requirement that funds that are expected to have less than 50% of assets classified as other than “highly liquid” should establish a minimum percentage of highly liquid assets that the fund is expected to hold on an on-going basis. The Program Administrator monitors the percentages of assets in each category on an ongoing basis and, given that the Fund did not approach the 50% threshold, has made the determination that it is not necessary to assign a Highly Liquid Investment Minimum to the Fund as provided for in the Liquidity Rule.

The Fund’s investment strategy and liquidity of portfolio investments during normal and reasonably foreseeable stressed market conditions. During the Reporting Period, the Program Administrator reviewed whether the Fund’s investment strategy is appropriate for an open-end fund structure with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets and factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account.

44

BBH INTERMEDIATE MUNICIPAL BOND FUND
OPERATION AND EFFECTIVENESS OF THE FUND’S LIQUIDITY RISK MANAGEMENT PROGRAM (continued) April 30, 2023 (unaudited)

Short-term and long-term cash flow projections during normal and reasonably foreseeable stressed market conditions. During the Reporting Period, the Program Administrator reviewed historical redemption activity and used this information as a component to establish the Fund’s reasonably anticipated trading size. The Program Administrator also took into consideration other factors such as shareholder ownership concentration, applicable distribution channels and the degree of certainty associated with the Fund’s short-term and long-term cash flow projections.

Holdings of cash and cash equivalents. The Program Administrator considered the degree to which the Fund held cash and cash equivalents as a component of each Fund’s ability to meet redemption requests.

There were no material changes to the Program during the Reporting Period. The Program Administrator has informed the Board that it believes that the Fund’s Program is adequately designed, has been implemented as intended, and has operated effectively since its implementation. No material exceptions have been noted since the implementation of the Program, and there were no liquidity events that impacted the Fund or its ability to meet redemption requests on a timely basis during the Reporting Period.

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 3	45

Administrator
Brown Brothers Harriman & Co.
140 Broadway
New York, NY 10005

Distributor
Alps Distributors, Inc.
1290 Broadway, Suite 1000
Denver, Co 80203

Shareholder Servicing Agent
Brown Brothers Harriman & Co.
140 Broadway
New York, NY 10005
1-800-575-1265

To obtain information or make shareholder inquiries:

Investment Adviser Brown Brothers Harriman Mutual Fund Advisory Department 140 Broadway New York, NY 10005
By telephone: By E-mail send your request to: On the internet:	Call 1-800-575-1265 bbhfunds@bbh.com www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund.

For more complete information, visit www.bbhfunds.com for a prospectus. You should consider the Fund’s investment objectives, risks, charges and expenses carefully before you invest. Information about these and other important subjects is in the Fund’s prospectus, which you should read carefully before investing.

Holdings and allocations are subject to change. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available electronically on the SEC’s website (sec.gov). For a complete list of a fund’s portfolio holdings, view the most recent holdings listing, semi-annual report, or annual report on the Fund’s website at http://www.bbhfunds.com.

A summary of the Fund’s Proxy Voting Policy that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio, as well as a record of how the Fund voted any such proxies during the most recent 12-month period ended June 30, is available, without charge, upon request by calling the toll-free number listed above. This information is also available on the SEC’s website at www.sec.gov.

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

Semi-Annual Report

APRIL 30, 2023

BBH U.S. Government Money Market Fund

BBH U.S. GOVERNMENT MONEY MARKET FUND
PORTFOLIO ALLOCATION April 30, 2023 (unaudited)

BREAKDOWN BY SECURITY TYPE

	U.S. $ Value	Percent of Net Assets
U.S. Government Agency Obligations	$788,555,819	15.3%
U.S. Treasury Bills	3,961,058,567	76.8
Repurchase Agreements	375,000,000	7.3
Cash and Other Assets in Excess of Liabilities	29,584,415	0.6
NET ASSETS	$5,154,198,801	100.0%

All data as of April 30, 2023. The BBH U.S. Government Money Market Fund’s (the “Fund”) breakdown by security type is expressed as a percentage of net assets and may vary over time.

The accompanying notes are an integral part of these financial statements.

2

BBH U.S. GOVERNMENT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS April 30, 2023 (unaudited)
Principal Amount		Maturity Date	Interest Rate	Value
	U.S. GOVERNMENT AGENCY OBLIGATIONS (15.3%)
$225,000,000	Federal Home Loan Bank Discount Notes[1]	05/01/23	4.552%	$225,000,000
200,000,000	Federal Home Loan Bank Discount Notes[1]	05/02/23	4.503	199,975,000
125,000,000	Federal Home Loan Bank Discount Notes[1,2]	05/03/23	4.648	124,967,819
40,000,000	Federal Home Loan Bank Discount Notes[1]	05/18/23	4.713	39,911,222
100,000,000	Federal Home Loan Bank Discount Notes[1]	06/08/23	4.751	99,501,778
100,000,000	Federal Home Loan Bank Discount Notes[1]	06/30/23	4.847	99,200,000
	Total U.S. Government Agency Obligations (Cost $788,555,819)			788,555,819

	U.S. TREASURY BILLS (76.8%)
300,000,000	U.S. Treasury Bill[1,2]	05/02/23	4.620	299,961,885
265,000,000	U.S. Treasury Bill[1,2]	05/04/23	4.604	264,899,396
440,000,000	U.S. Treasury Bill[1,2]	05/09/23	4.657	439,549,341
150,000,000	U.S. Treasury Bill[1,2]	05/23/23	4.672	149,578,165
150,000,000	U.S. Treasury Bill[1,2]	05/25/23	4.561	149,548,200
175,000,000	U.S. Treasury Bill[1,2]	06/01/23	4.692	174,304,093
295,000,000	U.S. Treasury Bill[1,2]	06/06/23	4.683	293,628,185
175,000,000	U.S. Treasury Bill[1,2]	06/15/23	4.668	173,987,013
350,000,000	U.S. Treasury Bill[1,2]	06/20/23	4.704	347,733,889
365,000,000	U.S. Treasury Bill[1,2]	06/22/23	4.694	362,549,355
265,000,000	U.S. Treasury Bill[1,2]	06/27/23	4.638	263,076,487
220,000,000	U.S. Treasury Bill[1,2]	06/29/23	4.758	218,301,509
200,000,000	U.S. Treasury Bill[1,2]	07/18/23	4.751	197,972,975
150,000,000	U.S. Treasury Bill[1,2]	07/25/23	4.792	148,329,396
75,000,000	U.S. Treasury Bill[1,2]	07/27/23	4.756	74,158,094
100,000,000	U.S. Treasury Bill[1]	08/01/23	4.850	98,780,233
75,000,000	U.S. Treasury Bill[1,2]	08/03/23	4.746	74,092,280
60,000,000	U.S. Treasury Bill[1,2]	08/17/23	4.938	59,132,708
100,000,000	U.S. Treasury Bill[1]	09/21/23	4.868	98,103,860
75,000,000	U.S. Treasury Bill[1,2]	10/12/23	4.883	73,371,503
	Total U.S. Treasury Bills (Cost $3,961,058,567)			3,961,058,567

The accompanying notes are an integral part of these financial statements.

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 3	3

BBH U.S. GOVERNMENT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS (continued) April 30, 2023 (unaudited)
Principal Amount		Maturity Date	Interest Rate	Value
	REPURCHASE AGREEMENTS (7.3%)
$125,000,000	BNP Paribas (Agreement dated 04/28/23 collateralized by FHLMC 2.400%-5.000%, due 11/01/37-02/01/53, original par $59,427,954, value $54,001,274, FNMA 1.500%-6.500%, due 07/01/28-04/01/53, original par $29,715,606, value $13,819,399, GNMA 2.000%-6.000%, due 12/15/25-01/20/53, original par $69,433,893, value $43,633,421, U.S. Treasury Securities 0.000%-4.125%, due 07/25/23-02/15/28, original par $15,417,400, value $16,045,906)	05/01/23	4.770%	$125,000,000
125,000,000	National Australia Bank Ltd. (Agreement dated 04/28/23 collateralized by U.S. Treasury Notes 3.250%, due 06/30/27, original par $128,145,000, value $127,500,000)	05/01/23	4.750	125,000,000
125,000,000	Societe Generale (Agreement dated 04/28/23 collateralized by FNMA 4.500%-5.000%, due 12/01/47-04/01/53, original par $148,057,659, value $127,500,001)	05/01/23	4.750	125,000,000
	Total Repurchase Agreements (Cost $375,000,000)			375,000,000

TOTAL INVESTMENTS (Cost $5,124,614,386)[3]			99.4%	$5,124,614,386
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES			0.6%	29,584,415
NET ASSETS			100.0%	$5,154,198,801

____________

1       Coupon represents a yield to maturity.

2       Coupon represents a weighted average yield.

3       The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.

Abbreviations:

FHLMC – Federal Home Loan Mortgage Corporation.

FNMA – Federal National Mortgage Association.

GNMA – Government National Mortgage Association.

The accompanying notes are an integral part of these financial statements.

4

BBH U.S. GOVERNMENT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS (continued) April 30, 2023 (unaudited)

FAIR VALUE MEASUREMENTS

The Fund is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including, for example, the risk inherent in a particular valuation technique used to measure fair value, including the model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Authoritative guidance establishes three levels of the fair value hierarchy as follows:

— Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities.

— Level 2 – significant other observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.).

— Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

Financial assets within Level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations and over-the-counter derivatives. As Level 2 financial

The accompanying notes are an integral part of these financial statements.

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 3	5

BBH U.S. GOVERNMENT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS (continued) April 30, 2023 (unaudited)

assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within Level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities. As observable prices are not available for these securities, valuation techniques are used to derive fair value.

At April 30, 2023, 100% of the Fund’s investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940, as amended (the “1940 Act”). Amortized cost approximates the fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2023.

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of April 30, 2023
U.S. Government Agency Obligations	$—	$788,555,819	$—	$788,555,819
U.S. Treasury Bills	—	3,961,058,567	—	3,961,058,567
Repurchase Agreements	—	375,000,000	—	375,000,000
Total Investment, at value	$—	$5,124,614,386	$—	$5,124,614,386
The accompanying notes are an integral part of these financial statements.

6

BBH U.S. GOVERNMENT MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES April 30, 2023 (unaudited)
ASSETS:
Investments in securities, at cost which approximates fair value	$4,749,614,386
Repurchase agreements (Cost $375,000,000)	375,000,000
Cash	32,227,047
Receivables for:
Interest	202,562
Prepaid expenses	81,001
Total Assets	5,157,124,996
LIABILITIES:
Payables for:
Dividends declared	1,902,984
Investment advisory and administrative fees	855,878
Custody and fund accounting fees	114,975
Professional fees	35,462
Transfer agent fees	4,415
Board of Trustees’ fees	808
Accrued expenses and other liabilities	11,673
Total Liabilities	2,926,195
NET ASSETS	$5,154,198,801

Net Assets Consist of:
Paid-in capital	$5,154,248,094
Distributions in excess of net investment income	(49,293)
Net Assets	$5,154,198,801

NET ASSET VALUE AND OFFERING PRICE PER SHARE
INSTITUTIONAL SHARES
($5,154,198,801 ÷ 5,154,254,112 shares outstanding)	$1.00

The accompanying notes are an integral part of these financial statements.

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 3	7

BBH U.S. GOVERNMENT MONEY MARKET FUND
STATEMENT OF OPERATIONS For the six months ended April 30, 2023 (unaudited)
NET INVESTMENT INCOME:
Income:
Interest income	$109,877,929
Interest income from affiliates	548,389
Total Income	110,426,318

Expenses:
Investment advisory and administrative fees	5,423,558
Custody and fund accounting fees	276,847
Board of Trustees’ fees	59,191
Professional fees	32,460
Transfer agent fees	15,237
Miscellaneous expenses	44,872
Total Expenses	5,852,165
Net Investment Income	104,574,153

NET REALIZED LOSS:
Net realized loss on investments	(65,486)
Net Increase in Net Assets Resulting from Operations	$104,508,667

The accompanying notes are an integral part of these financial statements.

8

BBH U.S. GOVERNMENT MONEY MARKET FUND
STATEMENTS OF CHANGES IN NET ASSETS
	For the six months ended April 30, 2023 (unaudited)	For the year ended October 31, 2022
INCREASE IN NET ASSETS FROM:
Operations:
Net investment income	$104,574,153	$35,393,588
Net realized loss on investments	(65,486)	(948)
Net increase in net assets resulting from operations	104,508,667	35,392,640

Dividends and distributions declared:
Institutional Shares	(104,556,526)	(35,394,673)

Share transactions:
Fund shares sold and fund shares issued in connection with reinvestments of dividends	3,886,766,660	10,783,214,063
Fund shares repurchased	(3,527,541,455)	(10,215,607,377)
Net increase in net assets resulting from fund share transactions	359,225,205	567,606,686
Total increase in net assets	359,177,346	567,604,653

NET ASSETS:
Beginning of period/year	4,795,021,455	4,227,416,802
End of period/year	$5,154,198,801	$4,795,021,455

The accompanying notes are an integral part of these financial statements.

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 3	9

BBH U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS Selected per share data and ratios for an Institutional Share outstanding throughout each period/year.
	For the six months ended April 30, 2023	For the years ended October 31,			For the period from July 1, 2019 to October 31, 2019	For the years ended June 30,
		2022	2021	2020		2019	2018
Net asset value, beginning of period/year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations:
Net investment income[1]	0.02	0.01	0.00[2]	0.01	0.01	0.02	0.01
Net realized and unrealized gain/(loss)	(0.00)[2]	0.00[2]	(0.00)[2]	0.00[2]	0.00[2]	0.00[2]	(0.00)[2]
Total income/(loss) from investment operations	0.02	0.01	0.00[2]	0.01	0.01	0.02	0.01
Dividends and distributions to shareholders:
From net investment income	(0.02)	(0.01)	(0.00)[2]	(0.01)	(0.01)	(0.02)	(0.01)
Total dividends and distributions to shareholders	(0.02)	(0.01)	(0.00)[2]	(0.01)	(0.01)	(0.02)	(0.01)
Net asset value, end of period/year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	2.02%[4]	0.75%	0.01%	0.59%	0.63%[4]	2.02%	1.06%

Ratios/Supplemental data:
Net assets, end of period/year (in millions)	$5,154	$4,795	$4,227	$3,475	$2,040	$2,126	$1,710
Ratio of expenses to average net assets before reductions	0.23%[5]	0.23%	0.23%	0.24%	0.24%[6]	0.24%	0.26%
Expense reimbursement[7]	—%	(0.08)%	(0.19)%	(0.05)%	—%	—%	—%
Expense offset arrangement	—%	—%	—%	—%	—%	(0.01)%	(0.02)%
Ratio of expenses to average net assets after reductions	0.23%[5]	0.15%	0.04%	0.19%	0.24%[6]	0.23%	0.24%
Ratio of net investment income to average net assets	4.04%[5]	0.73%	0.01%	0.48%	1.86%[6]	2.02%	1.07%

____________

1        Calculated using average shares outstanding for the period/year.

2        Less than $0.01 per share.

3        Assumes the reinvestment of distributions.

4        Not Annualized.

5        Annualized.

6        Annualized with the exception of audit fees.

7   During the six months ended April 30, 2023, the years ended October 31, 2022, 2021, 2020, the period from July 1, 2019 to October 31, 2019, and the years ended June 30, 2019 and 2018, the investment advisory and administrative fee/shareholder servicing fee waivers, as a result of a voluntary minimum yield agreement, were $-, $3,724,415, $7,060,486, $1,299,428, $-, $-, and $-, respectively.

The accompanying notes are an integral part of these financial statements.

10

BBH U.S. GOVERNMENT MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS April 30, 2023 (unaudited)

1.  Organization. The Fund is a separate series of BBH Trust (the “Trust”), which is registered under the 1940 Act, as an open-end management investment company. The Trust was originally organized as a Massachusetts business trust on June 7, 1983 and re-organized as a Delaware statutory trust on June 12, 2007. The Fund commenced operations on December 12, 1983. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to create an unlimited number of series, each of which may issue a separate class of shares. The Fund currently offers one class of shares designated as Institutional Shares. The investment objective of the Fund is to provide investors with as high a level of income as is consistent with the preservation of capital and the maintenance of liquidity. Under normal circumstances, the Fund invests at least 99.5% of its total assets in cash and short-term U.S. Treasury securities and securities issued by U.S. government agencies or government-sponsored enterprises and repurchase agreements fully collateralized by such instruments. Additionally, under normal circumstances, at least 80% of the value of the Fund’s net assets will be invested in U.S. government securities and repurchase agreements fully collateralized by U.S. government securities. At April 30, 2023, there were eight series of the Trust. Effective July 1, 2019, the Fund changed its fiscal year end from June 30 to October 31.

2. Significant Accounting Policies. The Fund’s financial statements are prepared in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies. The following summarizes significant accounting policies of the Fund:

A. Valuation of Investments. The Fund values its investments at amortized cost, which approximates fair value. The amortized cost method values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium. The Fund’s use of amortized cost is in compliance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate fair value, securities may be valued as determined in accordance with procedures adopted by the Board.

B. Accounting for Investments and Income. Investment transactions are accounted for on the trade date. Realized gains and losses on investment transactions are determined based on the identified cost method. Interest income is accrued as earned and consists of interest accrued, accretion of discount on debt securities (including both original issue and market discount) and premium amortization on the investments of the Fund.

C. Fund Expenses. Most expenses of the Trust can be directly attributed to a specific fund. Expenses which cannot be directly attributed to a fund are generally apportioned among each fund in the Trust on a net assets basis or other suitable method. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 3	11

BBH U.S. GOVERNMENT MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS (continued) April 30, 2023 (unaudited)

D. Repurchase Agreements. The Fund may enter into repurchase agreements. Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price normally is in excess of the purchase price, reflecting an agreed upon interest rate. The rate is effective for the period of time that assets of the Fund are invested in the agreement and is not related to the coupon rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the investment adviser. The Fund’s custodian or sub-custodian will take possession of the securities subject to repurchase agreements. The investment adviser, custodian or sub-custodian will monitor the marked-to-market value of the underlying collateral each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are entered into by the Fund under Master Repurchase Agreements (MRA) which permit the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Lastly, the MRA does not preclude the Fund from selling, transferring, pledging or hypothecating the underlying collateral but no such transaction shall relieve the Fund of its obligation to transfer the collateral to the counterparty upon the latter’s repurchase of the securities.

The Fund’s repurchase agreements are disclosed on a gross basis and information related to collateral, which could be offset in event of default, are shown in the Portfolio of Investments.

E. Federal Income Taxes. It is the Trust’s policy to comply with the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. The Fund files a tax return annually using tax accounting methods required under provisions of the Code, which may differ from GAAP, which is the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported in these financial statements may differ from that reported on the Fund’s tax return, due to certain book-to-tax timing differences such as losses deferred due to “wash sale” transactions and utilization of capital loss carryforwards. These differences result in temporary over-distributions for financial statement purposes and are classified as distributions in excess of accumulated net realized gains or net investment income. These distributions do not constitute a return of capital. Permanent differences are reclassified between paid-in capital and retained earnings/(accumulated deficit) within the Statement of Assets and Liabilities based upon their tax classification. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV.

12

BBH U.S. GOVERNMENT MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS (continued) April 30, 2023 (unaudited)

The Fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (“ASC 740”). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund did not have any unrecognized tax benefits as of October 31, 2021, nor were there any increases or decreases in unrecognized tax benefits for the period then ended. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statement of Operations. During the six months ended April 30, 2023, the Fund did not incur any such interest or penalties. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for the prior three years. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

F. Dividends and Distributions to Shareholders. Dividends and distributions from net investment income to shareholders are declared daily and paid monthly to shareholders. Distributions from net capital gains, if any, are generally declared and paid annually and are recorded on the ex-dividend date. The Fund declared dividends in the amounts of $104,556,526 to Institutional shareholders, during the six months ended April 30, 2023.

The tax character of distributions paid during the years ended October 31, 2022 and 2021, respectively, were as follows:

Distributions paid from:
	Ordinary income	Net long-term capital gain	Total taxable distributions	Total Distributions paid
2022:	$35,394,673	$—	$35,394,673	$35,394,673
2021:	373,744	—	373,744	373,744

As of October 31, 2022 and 2021, respectively, the components of retained earnings/(accumulated deficit) were as follows:

Components of retained earnings/(accumulated deficit):
	Undistributed ordinary income	Undistributed long-term capital gain	Accumulated capital and other losses	Other book/tax temporary differences	Unrealized appreciation/ (depreciation)	Total retained earnings/ (accumulated deficit)
2022:	$380,489	$—	$(948)	$(380,975)	$—	$(1,434)
2021:	4,073	—	—	(3,474)	—	599

The Fund had $948 of post-December 22, 2010 net capital loss carryforwards as of October 31, 2022, of which $948 and $0, is attributable to short-term and long-term capital losses, respectively.

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BBH U.S. GOVERNMENT MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS (continued) April 30, 2023 (unaudited)

The Fund is permitted to carryforward capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited period and they will retain their character as either short-term or long-term capital losses rather than being considered all short-term capital losses.

Total distributions paid may differ from the amounts shown in the Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid.

There are no significant differences between book-basis and tax-basis unrealized appreciation/(depreciation) for investments for the current year.

To the extent future capital gains are offset by future capital loss carryforwards, if any, such gains will not be distributed.

G. Use of Estimates. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from these estimates.

3. Fees and Other Transactions with Affiliates.

A. Investment Advisory and Administrative Fees. Under a combined Investment Advisory and Administrative Services Agreement (“Agreement”) with the Trust, Brown Brothers Harriman & Co. (“BBH”) through a separately identifiable department (“SID” or “Investment Adviser”) provides investment advisory and portfolio management services to the Fund. BBH also provides administrative services to the Fund. The Fund pays a combined fee for investment advisory and administrative services calculated daily and paid monthly at an annual rate equivalent to 0.25% on the first $1,000,000,000 of the Fund’s average daily net assets and 0.20% of the Fund’s average daily net assets in excess of $1,000,000,000. For the six months ended April 30, 2023, the Fund incurred $5,423,558 for services under the Agreement.

B. Investment Advisory and Administrative Fee Waiver. BBH has voluntarily agreed to waive its Investment Advisory and Administrative Fee and credit daily to the Fund an amount necessary to maintain the minimum annualized yield of the Fund at 0.01%. The amount credited each day will offset the daily accrual of the Investment Advisory and Administrative Fee. This is a voluntary waiver that can be changed at any time at the sole discretion of BBH. For the six months ended April 30, 2023, BBH waived fees in the amount of $0 for Institutional Shares.

C. Custody and Fund Accounting Fees. BBH acts as a custodian and fund accountant and receives custody and fund accounting fees from the Fund calculated daily and paid monthly. BBH holds all of the Fund’s cash and investments and calculates the Fund’s daily net asset value. The custody fee is an asset and transaction-based fee. The fund accounting fee is an asset-based fee calculated at

14

BBH U.S. GOVERNMENT MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS (continued) April 30, 2023 (unaudited)

0.004% per annum of average daily net assets. For the six months ended April 30, 2023, the Fund incurred $276,847 in custody and fund accounting fees. As per agreement with the Fund’s custodian, the Fund receives interest income on cash balances held by the custodian at the BBH Base Rate. The BBH Base Rate is defined as BBH’s effective trading rate in local money markets on each day. The total interest earned by the Fund under the agreement for the six months ended April 30, 2023 was $548,389. This amount is included in “Interest income from affiliates” in the Statement of Operations. In the event that the Fund is overdrawn, under the custody agreement with BBH, BBH will make overnight loans to the Fund to cover overdrafts. Pursuant to their agreement, the Fund will pay the BBH Overdraft Base Rate plus 2% on the day of the overdraft. The total interest incurred by the Fund for the six months ended April 30, 2023 was $99,436. This amount is included in the “Custody and fund accounting fees” in the Statement of Operations.

D. Board of Trustees’ Fees. Each Trustee who is not an “interested person” as defined under the 1940 Act (referred to here as an “Independent Trustee”) receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the six months ended April 30, 2023, the Fund incurred $59,191 in Independent Trustee compensation and expense reimbursements.

E. Officers of the Trust. Officers of the Trust are also employees of BBH. Officers are paid no fees by the Trust for their services to the Trust.

4. Shares of Beneficial Interest. The Trust is permitted to issue an unlimited number of Institutional Shares of beneficial interest, at no par value. Transactions in Institutional Shares were as follows:

	For the six months ended April 30, 2023		For the year ended October 31, 2022
	Shares	Dollars	Shares	Dollars
Institutional Shares
Shares sold	3,886,756,656	$3,886,756,656	10,783,210,361	$10,783,210,361
Shares issued in connection with reinvestments of dividends	10,004	10,004	3,702	3,702
Shares redeemed	(3,527,541,455)	(3,527,541,455)	(10,215,607,377)	(10,215,607,377)
Net increase	359,225,205	$359,225,205	567,606,686	$567,606,686

5. Principal Risk Factors and Indemnifications.

A. Principal Risk Factors. Investing in the Fund may involve certain risks, as discussed in the Fund’s prospectus, including but not limited to, those described below:

Investments in the Fund are neither insured nor guaranteed by the U.S. Government. Shares of the Fund are not deposits or obligations of, or guaranteed by, BBH or any other bank, and the shares are neither insured nor guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other federal, state or other governmental agency. BBH has no legal obligation to

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BBH U.S. GOVERNMENT MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS (continued) April 30, 2023 (unaudited)

provide financial support to the Fund and you should not expect that BBH as the Fund’s sponsor will provide financial support to the Fund at any time. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The divergence of the Fund’s amortized cost price per share from its market based net asset value per share may result in the Fund’s inability to maintain a stable $1.00 NAV, resulting in material dilution or other unfair results to shareholders (stable NAV risk). In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk), failure of an issuer, guarantor or counterparty to a transaction to perform (credit risk) or changes in interest rates (interest rate risk). The Fund is subject to the risk that the securities selected by the investment adviser may underperform (management risk). Even though the Fund’s investments in repurchase agreements are collateralized at all times, there is some risk to the Fund if the other party to the agreement should default on its obligations (repurchase agreement risk). The Fund’s investments in certain U.S. government agency securities may not be backed by the U.S. Treasury and may be supported only by the credit of the issuer (U.S. government agency securities risk). The Fund’s shareholders may be adversely impacted by asset allocation decisions made by the Fund’s investment adviser whose discretionary clients make up a large percentage of the Fund’s shareholders (large shareholder risk). The Fund’s exposure to these risks with respect to these financial assets held by the Fund is reflected in their value as recorded in the Fund’s Statement of Assets and Liabilities. The U.S. Securities and Exchange Commission (“SEC”) and other regulators may adopt additional money market fund regulations in the future, which may impact the operation and performance of the Fund (Regulatory Risk). The absence of an active market for the Fund’s variable and floating rate securities could make it difficult for the Fund to dispose of them if the issuer defaults (variable and floating rate instrument risk). The extent of the Fund’s exposure to these risks in respect to these financial assets is included in their value as recorded in the Fund’s Statement of Assets and Liabilities.

Please refer to the Fund’s prospectus for a complete description of the principal risks of investing in the Fund.

B. Indemnifications. Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

6.  Money Market Regulation. Money market funds are required to comply with SEC regulations and governing rules for money market funds. Government money market funds, such as BBH U.S. Government Money Market Fund, are permitted to continue to transact fund shares at a NAV calculated using the

16

BBH U.S. GOVERNMENT MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS (continued) April 30, 2023 (unaudited)

amortized cost valuation method. The Fund’s Board of Trustees has determined not to impose any liquidity-based redemption fees or redemption gates on the Fund as permitted by the SEC amendments. As a government money market fund, the Fund must invest 99.5% or more of its total assets in cash, short-term U.S. Treasury securities, U.S. government agency securities, and/or repurchase agreements that are collateralized fully by cash or government securities.

7.  Subsequent Events. Management has evaluated events and transactions that have occurred since April 30, 2023 through the date the financial statements were issued and determined that there were no subsequent events that would require recognition or additional disclosure in the financial statements.

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BBH U.S. GOVERNMENT MONEY MARKET FUND
DISCLOSURE OF FUND EXPENSES April 30, 2023 (unaudited)

EXAMPLE

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested distributions, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the six-months period and held for the entire period (November 1, 2022 to April 30, 2023).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% Hypothetical Example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

18

BBH U.S. GOVERNMENT MONEY MARKET FUND
DISCLOSURE OF FUND EXPENSES (continued) April 30, 2023 (unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2022	Ending Account Value April 30, 2023	Expenses Paid During Period November 1, 2022 to April 30, 2023[1]
Institutional Shares
Actual	$1,000	$1,020	$1.15
Hypothetical[2]	$1,000	$1,024	$1.15

____________

1   Expenses are equal to the Fund’s annualized net expense ratio of 0.23% for Institutional Shares, multiplied by 181/365 (to reflect the one half-year period).

2   Assumes a return of 5% before expenses. For the purpose of the calculation, the applicable annualized expense ratio for each class of shares is subtracted from the assumed return before expenses.

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BBH U.S. GOVERNMENT MONEY MARKET FUND
DISCLOSURE OF ADVISOR SELECTION April 30, 2023 (unaudited)

Investment Advisory and Administrative Services Agreement Approval

The 1940 Act requires that a fund’s investment advisory agreements be approved annually by the fund’s board of trustees, including by a majority of the trustees who are not parties to the investment advisory agreements or “interested persons” of any party (“Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board, a majority of which is comprised of Independent Trustees, held a telephonic meeting on November 17, 2022 and an in-person meeting on December 13, 2022, to consider whether to renew the combined Amended and Restated Investment Advisory and Administrative Services Agreement (the “Agreement”) between the Trust and the Investment Adviser with respect to the existing funds in the Trust, including the Fund. At the December 13, 2022 meeting, the Board voted to approve the renewal of the Agreement with respect to the Fund for an additional one-year term. In doing so, the Board determined that the terms of the Agreement were fair and reasonable and in the best interest of the Fund and its shareholders, and that it had received sufficient information to make an informed business decision with respect to the continuation of the Agreement.

Both in the meetings specifically held to address the continuance of the Agreement and at other meetings over the course of the year, the Board requested, received and assessed a variety of materials provided by the Investment Adviser and BBH, including, among other things, information about the nature, extent and quality of the services provided to the Fund by the Investment Adviser and BBH, including investment management, administrative and shareholder services, the oversight of Fund service providers, marketing, risk oversight, compliance, and the ability to meet applicable legal and regulatory requirements.

The Board also received comparative performance and fee and expense information for the Fund prepared by Broadridge Financial Solutions, Inc. using data from Lipper Inc. (“Lipper”), an independent provider of investment company data (“Lipper Report”). The Board reviewed this report with both counsel to the Trust (“Fund Counsel”) and BBH. The Board received from, and discussed with, Fund Counsel a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements under the 1940 Act, as well as the guidance provided in Gartenberg v. Merrill Lynch Asset Management, Inc., which was affirmed in Jones v. Harris Associates, L.P. In addition, the Board met in executive session outside the presence of Fund management.

The following is a summary of the factors the Board considered in making its determination to approve the continuance of the Agreement. No single factor reviewed by the Board was identified as the principal factor in determining whether to approve the Agreement, and individual Trustees may have given different weight to various factors. The Board reviewed these factors with Fund Counsel. The Board concluded that the fees paid by the Fund to the Investment Adviser were reasonable based on the comparative performance, expense information, the cost of the services provided and the profits realized by the Investment Adviser.

20

BBH U.S. GOVERNMENT MONEY MARKET FUND
DISCLOSURE OF ADVISOR SELECTION (continued) April 30, 2023 (unaudited)

Nature, Extent and Quality of Services

The Board noted that, under the Agreement and with respect to the Fund, the Investment Adviser, subject to the supervision of the Board, is responsible for providing a continuous investment program and making purchases and sales of portfolio securities consistent with the Fund’s investment objective and policies. The Board further noted that, as a combined investment advisory and administration agreement, the Agreement also contemplates the provision of administrative services by the Investment Adviser to the Fund within the same fee structure. The Board received and considered information, during the December 13, 2022 meeting, and over the course of the previous year, regarding the nature, extent and quality of services provided to the Fund by BBH Investment Adviser including: portfolio management, supervision of operations and compliance, preparation of regulatory filings, disclosures to Fund shareholders, general oversight of service providers, organizing Board meetings and preparing the materials for such Board meetings, assistance to the Board, including the Independent Trustees in their capacity as Trustees, legal and Chief Compliance Officer services for the Trust, and other services necessary for the operation of the Fund. The Board considered the resources of the Investment Adviser and BBH, as a whole, dedicated to the Fund noting that, pursuant to separate agreements, BBH also provides custody, shareholder servicing, and fund accounting services to the Fund. The Board considered the depth and range of services provided pursuant to the Agreement, noting that the Investment Adviser also coordinates the provision of services to the Fund by affiliated and nonaffiliated service providers.

The Board considered the scope and quality of services provided by the Investment Adviser under the Agreement. The Board reviewed the qualifications of the key investment personnel primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered the policies and practices followed by BBH and the Investment Adviser. The Board noted that, during the course of its regular meetings, it received reports on each of the foregoing topics. The Board concluded that, overall, they were satisfied with the nature, extent and quality of investment advisory and administrative services provided, and expected to be provided, to the Fund pursuant to the Agreement.

Fund Performance

At the November 17, 2022 and December 13, 2022 meetings, and throughout the year, the Board received and reviewed detailed performance information for the Fund. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of Broadridge, who prepared the peer category analysis. The Board reviewed and discussed, with both BBH and Broadridge, the report’s findings and discussed the positioning of the Fund relative to its peer category. The Board considered short-term and long-term investment performance for the Fund over various periods of time as compared to a selection of peer funds, noting the Fund’s below average performance as compared to its peer category for the 1- and 2-year periods and average performance in the 3-, 4-, 5- and 10-year periods. In evaluating the performance of the Fund, the Board considered risk expectations for the Fund in light of relevant regulatory and market factors and in the context of Fund expenses and the Investment Adviser’s profitability.

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BBH U.S. GOVERNMENT MONEY MARKET FUND
DISCLOSURE OF ADVISOR SELECTION (continued) April 30, 2023 (unaudited)

Costs of Services Provided and Profitability

The Board considered the fee rates paid by the Fund to the Investment Adviser in light of the nature, extent and quality of the services provided to the Fund. The Board also considered and reviewed the voluntary fee waiver arrangement that was in place for the Fund and considered the actual fee rates, after taking into account the waiver. The Board received and considered information comparing the Fund’s combined investment advisory and administration fee and the Fund’s net operating expenses with those of other comparable mutual funds, such peer group and comparisons having been selected and calculated by Broadridge. The Board recognized that it was difficult to make comparisons of fee rates, or of combined advisory and administration fees, because there are variations in the services that are included in the fees paid by other funds, as well as the timing of other funds’ transitions from prime money market funds to a government money market fund. The Board concluded that the advisory and administration fee appeared to be both reasonable in light of the services rendered and the result of arm’s length negotiations.

With regard to profitability, the Trustees considered the compensation and benefits flowing to the Adviser and BBH, directly or indirectly. The Board reviewed profitability data for the Fund using data from October 1, 2021 through September 30, 2022, for both the Investment Adviser and BBH and corresponding expenses. The data also included the effect of revenue generated by the shareholder servicing, custody and fund accounting fees paid by the Fund to BBH. The Board also reviewed the expense allocation methods used in preparing the profitability data. The Board focused on profitability of the Investment Adviser and BBH’s relationships with the Fund before taxes and distribution expenses. The Board concluded that the Investment Adviser and BBH’s profitability were not excessive in light of the nature, extent and quality of services provided to the Fund.

The Board also considered the effect of fall-out benefits to the Investment Adviser and BBH such as the increased visibility of BBH’s investment management business due to the distribution of the Trust’s funds. The Board considered other benefits received by BBH and the Investment Adviser as a result of their relationships with the Fund. These other benefits include fees received for being the Fund’s administrator, custodian, fund accounting and shareholder servicing agent. In light of the costs of providing services pursuant to the Agreement as well as the Investment Adviser and BBH’s commitment to the Fund, the ancillary benefits that the Investment Adviser and BBH received were considered reasonable.

Economies of Scale

The Board also considered the existence of economies of scale and whether those economies are passed along to the Fund’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by the Investment Adviser and BBH. The Board considered the fee schedule for the Fund, noting the existence of a graduated investment advisory fee and the voluntary fee waiver. Based on information they had been provided over many years, the Board observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there appeared to be no uniformity or pattern in the fees and asset levels at which breakpoints apply. In light of the Fund’s current size and expense structure, the Board concluded that the current breakpoints for the Fund were reasonable. The Board concluded that the fees paid by the Fund to the Investment Adviser were reasonable based on the comparative performance, expense information, the cost of the services provided and the profits to be realized by the Investment Adviser.

22

BBH U.S. GOVERNMENT MONEY MARKET FUND
CONFLICTS OF INTEREST April 30, 2023 (unaudited)

Description of Potential Material Conflicts of Interest - Investment Adviser

BBH, including the Investment Adviser, provides discretionary and non-discretionary investment management services and products to corporations, institutions and individual investors throughout the world. As a result, in the ordinary course of its businesses, BBH, including the Investment Adviser, may engage in activities in which its interests or the interests of its clients may conflict with or be adverse to the interests of the Fund. In addition, certain of such clients (including the Fund) utilize the services of BBH for which they will pay to BBH customary fees and expenses that will not be shared with the Fund.

The Investment Adviser has adopted and implemented policies and procedures that seek to manage conflicts of interest. Pursuant to such policies and procedures, the Investment Adviser monitors a variety of areas, including compliance with fund investment guidelines, and compliance with its Code of Ethics.

The Trust also manages these conflicts of interest. For example, the Trust has designated a Chief Compliance Officer (“CCO”) and has adopted and implemented policies and procedures designed to manage the conflicts identified below and other conflicts that may arise in the course of the Fund’s operations in such a way as to safeguard the Fund from being negatively affected as a result of any such potential conflicts. From time to time, the Trustees receive reports from the Investment Adviser and the Trust’s CCO on areas of potential conflict.

Investors should carefully review the following, which describes potential and actual conflicts of interest that BBH and the Investment Adviser can face in the operation of their respective investment management services. This section is not, and is not intended to be, a complete enumeration or explanation of all of the potential conflicts of interest that may arise. The Investment Adviser and the Fund have adopted policies and procedures reasonably designed to appropriately prevent, limit or mitigate the conflicts of interest described below. Additional information about potential conflicts of interest regarding the Investment Adviser is set forth in the Investment Adviser’s Form ADV. A copy of Part 1 and Part 2A of the Investment Adviser’s Form ADV is available on the SEC’s website (www.adviserinfo.sec.gov). In addition, many of the activities that create these conflicts of interest are limited and/or prohibited by law, unless an exception is available.

Other Clients and Allocation of Investment Opportunities. BBH and the Investment Adviser manage funds and accounts of clients other than the Fund (“Other Clients”). In general, BBH and the Investment Adviser face conflicts of interest when they render investment advisory services to different clients and, from time to time, provide dissimilar investment advice to different clients. Investment decisions will not necessarily be made in parallel among the Fund and Other Clients. Investments made by the Fund do not, and are not intended to, replicate the investments, or the investment methods and strategies, of Other Clients. Accordingly, such Other Clients may produce results that are materially different from those experienced by the Fund. Certain other conflicts of interest may arise in connection with a portfolio manager’s management of the Fund’s investments, on the one hand, and the investments of other funds or accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various funds or accounts managed by the Investment Adviser could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund. From time to time,

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BBH U.S. GOVERNMENT MONEY MARKET FUND
CONFLICTS OF INTEREST (continued) April 30, 2023 (unaudited)

the Investment Adviser sponsor funds and other investment pools and accounts which engage in the same or similar businesses as the Fund using the same or similar investment strategies. To the extent that the same investment opportunities might be desirable for more than one account or fund, possible conflicts could arise in determining how to allocate them because the Investment Adviser may have an incentive to allocate investment opportunities to certain accounts or funds. However, BBH and the Investment Adviser have implemented policies and procedures designed to ensure that information relevant to investment decisions is disseminated promptly within its portfolio management teams and investment opportunities are allocated equitably among different clients. The policies and procedures require, among other things, objective allocation for limited investment opportunities, and documentation and review of justifications for any decisions to make investments only for select accounts or in a manner disproportionate to the size of the account. Nevertheless, access to investment opportunities may be allocated differently among accounts due to the particular characteristics of an account, such as size of the account, cash position, tax status, risk tolerance and investment restrictions or for other reasons.

Actual or potential conflicts of interest may also arise when a portfolio manager has management responsibilities to multiple accounts or funds, resulting in unequal commitment of time and attention to the portfolio management of the funds or accounts.

Affiliated Service Providers. Other potential conflicts might include conflicts between the Fund and its affiliated and unaffiliated service providers (e.g., conflicting duties of loyalty). In addition to providing investment management and administrative services through the SID, BBH provides custody, shareholder servicing and fund accounting services to the Fund. BBH may have conflicting duties of loyalty while servicing the Fund and/or opportunities to further its own interest to the detriment of the Fund. For example, in negotiating fee arrangements with affiliated service providers, BBH may have an incentive to agree to higher fees than it would in the case of unaffiliated providers. BBH acting in its capacity as the Fund’s administrator is the primary valuation agent of the Fund. BBH values securities and assets in the Fund according to the Fund’s valuation policies. Because the Investment Adviser’s advisory and administrative fees are calculated by reference to a Fund’s net assets, BBH and its affiliates may have an incentive to seek to overvalue certain assets.

Aggregation. Potential conflicts of interest also arise with the aggregation of trade orders. Purchases and sales of securities for the Fund may be aggregated with orders for other client accounts managed by the Investment Adviser. The Investment Adviser, however, is not required to aggregate orders if portfolio management decisions for different accounts are made separately, or if it is determined that aggregating is not practicable, or in cases involving client direction. Prevailing trading activity frequently may make impossible the receipt of the same price or execution on the entire volume of securities purchased or sold. When this occurs, the various prices may be averaged, and the Fund will be charged or credited with the average price. Thus, the effect of the aggregation may operate on some occasions to the disadvantage of the Fund. In addition, under certain circumstances, the Fund will not be charged the same commission or commission equivalent rates in connection with an aggregated order.

24

BBH U.S. GOVERNMENT MONEY MARKET FUND
CONFLICTS OF INTEREST (continued) April 30, 2023 (unaudited)

Cross Trades. Under certain circumstances, the Investment Adviser, on behalf of the Fund, may seek to buy from or sell securities to another fund or account advised by BBH or the Investment Adviser. Subject to applicable law and regulation, BBH or the Investment Adviser may (but is not required to) effect purchases and sales between BBH’s or the Investment Adviser’s clients (“cross trades”), including the Fund, if BBH or the Investment Adviser believes such transactions are appropriate based on each party’s investment objectives and guidelines. There may be potential conflicts of interest or regulatory issues relating to these transactions which could limit the Investment Adviser’s decision to engage in these transactions for the Fund. BBH or the Investment Adviser may have a potentially conflicting division of loyalties and responsibilities to the parties in such transactions.

Soft Dollars. The Investment Adviser may direct brokerage transactions and/or payment of a portion of client commissions (“soft dollars”) to specific brokers or dealers or other providers to pay for research or other appropriate services which provide, in the Investment Adviser’s view, appropriate assistance in the investment decision-making process (including with respect to futures, fixed price offerings and over-the-counter transactions). The use of a broker that provides research and securities transaction services may result in a higher commission than that offered by a broker who does not provide such services. The Investment Adviser will determine in good faith whether the amount of commission is reasonable in relation to the value of research and services provided and whether the services provide lawful and appropriate assistance in its investment decision-making responsibilities.

Research or other services obtained in this manner may be used in servicing any or all of the Fund and other accounts managed by the Investment Adviser, including in connection with accounts that do not pay commissions to the broker related to the research or other service arrangements. Such products and services may disproportionately benefit other client accounts relative to the Fund based on the amount of brokerage commissions paid by the Fund and such other accounts. To the extent that the Investment Adviser uses soft dollars, it will not have to pay for those products and services itself.

BBH may receive research that is bundled with the trade execution, clearing, and/or settlement services provided by a particular broker-dealer. To the extent that the Investment Adviser receives research on this basis, many of the same conflicts related to traditional soft dollars may exist. For example, the research effectively will be paid by client commissions that also will be used to pay for the execution, clearing, and settlement services provided by the broker-dealer and will not be paid by the Investment Adviser.

Arrangements regarding compensation and delegation of responsibility may create conflicts relating to selection of brokers or dealers to execute Fund portfolio trades and/or specific uses of commissions from Fund portfolio trades, administration of investment advice and valuation of securities.

Investments in BBH Funds. From time-to-time, BBH may invest a portion of the assets of its discretionary investment advisory clients in the Fund. That investment by BBH on behalf of its discretionary investment advisory clients in the Fund may be significant at times.

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 3	25

BBH U.S. GOVERNMENT MONEY MARKET FUND
CONFLICTS OF INTEREST (continued) April 30, 2023 (unaudited)

Increasing the Fund’s assets may enhance investment flexibility and diversification and may contribute to economies of scale that tend to reduce the Fund’s expense ratio. In selecting the Fund for its discretionary investment advisory clients, BBH may limit its selection to funds managed by BBH or the Investment Adviser. BBH may not consider or canvass the universe of unaffiliated investment companies available, even though there may be unaffiliated investment companies that may be more appropriate or that have superior performance. BBH, the Investment Adviser and their affiliates providing services to the Fund benefit from additional fees when the Fund is included as an investment for a discretionary investment advisory client.

BBH reserves the right to redeem at any time some or all of the shares of the Fund acquired for its discretionary investment advisory clients’ accounts. A large redemption of shares of the Fund by BBH on behalf of its discretionary investment advisory clients could significantly reduce the asset size of the Fund, which might have an adverse effect on the Fund’s investment flexibility, portfolio diversification and expense ratio.

Valuation. When market quotations are not readily available or are believed by BBH to be unreliable, the Fund’s investments will be valued at fair value by BBH pursuant to procedures adopted by the Fund’s Board of Trustees in accordance with Rule 2a-5 under the 1940 Act. When determining an asset’s “fair value,” BBH seeks to determine the price that a Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. The price generally may not be determined based on what the Fund might reasonably expect to receive for selling an asset at a later time or if it holds the asset to maturity. While fair value determinations will be based upon all available factors that BBH deems relevant at the time of the determination and may be based on analytical values determined by BBH using proprietary or third-party valuation models, fair value represents only a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining the Fund’s net asset value. As a result, the Fund’s sale or redemption of its shares at net asset value, at a time when a holding or holdings are valued by BBH (pursuant to Board-adopted procedures) at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

Referral Arrangements. BBH may enter into advisory and/or referral arrangements with third parties. Such arrangements may include compensation paid by BBH to the third party. BBH may pay a solicitation fee for referrals and/or advisory or incentive fees. BBH may benefit from increased amounts of assets under management.

Personal Trading. BBH, including the Investment Adviser, and any of their respective partners, principals, directors, officers, employees, affiliates or agents, face conflicts of interest when transacting in securities for their own accounts because they could benefit by trading in the same securities as the Fund, which could have an adverse effect on the Fund. However, BBH, including the Investment Adviser, has implemented policies and procedures concerning personal trading by BBH Partners and employees. The policies and procedures are intended to prevent BBH Partners and employees with access to Fund material non-public information from trading in the same securities as the Fund.

26

BBH U.S. GOVERNMENT MONEY MARKET FUND
CONFLICTS OF INTEREST (continued) April 30, 2023 (unaudited)

Gifts and Entertainment. From time to time, employees of BBH, including the Investment Adviser, and any of their respective partners, principals, directors, officers, employees, affiliates or agents, may receive gifts and/or entertainment from clients, intermediaries, or service providers to the Fund or BBH, including the Investment Adviser, which could have the appearance of affecting or may potentially affect the judgment of the employees, or the manner in which they conduct business. BBH, including the Investment Adviser, has implemented policies and procedures concerning gifts and entertainment to mitigate any impact on the judgment of BBH Partners and employees.

F I N A N C I A L S T A T E M E N T S A P R I L 3 0, 2 0 2 3	27

Administrator
Brown Brothers Harriman & Co.
140 Broadway
New York, NY 10005

Distributor
Alps Distributors, Inc.
1290 Broadway, Suite 1000
Denver, Co 80203

Shareholder Servicing Agent
Brown Brothers Harriman & Co.
140 Broadway
New York, NY 10005
1-800-575-1265

To obtain information or make shareholder inquiries:

Investment Adviser Brown Brothers Harriman Mutual Fund Advisory Department 140 Broadway New York, NY 10005
By telephone: By E-mail send your request to: On the internet:	Call 1-800-575-1265 bbhfunds@bbh.com www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund.

For more complete information, visit www.bbhfunds.com for a prospectus. You should consider the Fund’s investment objectives, risks, charges and expenses carefully before you invest. Information about these and other important subjects is in the Fund’s prospectus, which you should read carefully before investing.

Holdings and allocations are subject to change. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

The Fund’s Forms N-MFP are available electronically on the SEC’s website (sec.gov). For a complete list of a fund’s portfolio holdings, view the most recent holdings listing, semi-annual report, or annual report on the Fund’s web site at http://www.bbhfunds.com.

A summary of the Fund’s Proxy Voting Policy that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio, as well as a record of how the Fund voted any such proxies during the most recent 12-month period ended June 30, is available, without charge, upon request by calling the toll-free number listed above. This information is also available on the SEC’s website at www.sec.gov.

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

Item 2.       Code of Ethics.

Not required for this semi-annual report on Form N-CSR.

Item 3.       Audit Committee Financial Expert.

Not required for this semi-annual report on Form N-CSR.

Item 4.       Principal Accountant Fees and Services.

Not required for this semi-annual report on Form N-CSR.

Item 5.       Audit Committee of Listed Registrants.

Not required for this semi-annual report on Form N-CSR.

Item 6.       Investments.

(a)     A Schedule of Investments as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)    Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10.     Submission of Matters to a Vote of Security Holders.

Registrant does not have procedures by which shareholders may recommend nominees to its board of trustees.

Item 11.     Controls and Procedures.

(a)     The Registrant’s principal executive and financial officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this Form N-CSR, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).

(b)    There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this Form N-CSR, that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.     Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13.     Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are filed as Exhibit 13(a)(2) to this Form N-CSR.
(a)(3)	Not applicable to open-end investment companies.
(a)(4)	There was no change in the Registrant’s independent public accountant for the period covered by this report.
(b)	Certifications required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are furnished as Exhibit 13(b) to this Form N-CSR.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BBH Trust

By:	/s/ Jean-Pierre Paquin
Jean-Pierre Paquin
Title: President (Principal Executive Officer)
Date: July 7, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Jean-Pierre Paquin
Jean-Pierre Paquin
Title: President (Principal Executive Officer)
Date: July 7, 2023
By:	/s/ Charles H. Schreiber
Charles H. Schreiber
Title: Treasurer (Principal Financial Officer)
Date: July 7, 2023